UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Wireless Portfolio Wireless Portfolio : FWRLX

This semi-annual shareholder report contains information about Wireless Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 36	0.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$307,828,841
Number of Holdings	52
Portfolio Turnover	14%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	22.2
Technology Hardware, Storage & Peripherals	18.6
Wireless Telecommunication Services	16.1
Semiconductors & Semiconductor Equipment	15.9
Specialized REITs	10.0
Communications Equipment	9.2
Media	2.6
Interactive Media & Services	1.2
Oil, Gas & Consumable Fuels	1.0
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.7
Canada - 4.4
Netherlands - 2.8
United Kingdom - 2.6
Korea (South) - 2.2
Spain - 2.2
Finland - 1.7
Mexico - 1.7
Singapore - 1.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	16.4
Verizon Communications Inc	8.1
American Tower Corp	7.5
T-Mobile US Inc	7.2
Motorola Solutions Inc	5.3
QUALCOMM Inc	4.8
Marvell Technology Inc	4.7
AT&T Inc	3.6
NXP Semiconductors NV	2.6
Array Digital Infrastructure Inc	2.3
62.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914560.101    963-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Utilities Portfolio Utilities Portfolio : FSUTX

This semi-annual shareholder report contains information about Utilities Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 34	0.65%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,070,607,901
Number of Holdings	31
Portfolio Turnover	154%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.3
Multi-Utilities	17.2
Independent Power and Renewable Electricity Producers	9.1
Oil, Gas & Consumable Fuels	1.9
Electrical Equipment	1.8
Gas Utilities	1.5
Construction & Engineering	1.5
Semiconductors & Semiconductor Equipment	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Canada - 2.5

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	8.3
Duke Energy Corp	8.1
Sempra	6.6
Vistra Corp	6.5
Exelon Corp	5.3
Entergy Corp	4.8
PPL Corp	4.1
NRG Energy Inc	4.1
Xcel Energy Inc	4.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914501.101    65-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Transportation Portfolio Transportation Portfolio : FSRFX

This semi-annual shareholder report contains information about Transportation Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 35	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$481,480,303
Number of Holdings	38
Portfolio Turnover	56%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Ground Transportation	54.3
Passenger Airlines	22.0
Air Freight & Logistics	19.1
Marine Transportation	1.5
Broadline Retail	0.6
Machinery	0.4
Hotels, Restaurants & Leisure	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
Canada - 0.6
Panama - 0.5
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Uber Technologies Inc	18.0
Union Pacific Corp	14.9
Delta Air Lines Inc	8.2
United Parcel Service Inc Class B	7.4
Norfolk Southern Corp	4.9
United Airlines Holdings Inc	4.9
FedEx Corp	4.9
Old Dominion Freight Line Inc	4.5
CSX Corp	3.1
XPO Inc	3.1
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914554.101    512-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Telecommunications Portfolio : FSTCX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 39	0.75%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914517.101    96-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class Z : FIJGX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914516.101    3237-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class M : FTUTX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.29%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914514.101    1797-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class I : FTUIX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914515.101    1798-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class C : FTUCX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.79%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914513.101    1796-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class A : FTUAX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.04%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	81.2
Wireless Telecommunication Services	14.0
Media	3.0
IT Services	0.6
Specialized REITs	0.1
Construction & Engineering	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Puerto Rico - 4.2
Belgium - 3.3
United Kingdom - 1.3

TOP HOLDINGS (% of Fund's net assets)
Verizon Communications Inc	23.6
AT&T Inc	19.1
T-Mobile US Inc	6.1
Frontier Communications Parent Inc	4.7
AST SpaceMobile Inc Class A	4.3
Lumen Technologies Inc	4.2
Liberty Latin America Ltd Class C	4.2
Telephone and Data Systems Inc	3.5
Gogo Inc	3.4
Cogent Communications Holdings Inc	3.4
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914512.101    1794-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Technology Portfolio Technology Portfolio : FSPTX

This semi-annual shareholder report contains information about Technology Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 34	0.61%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$18,176,821,412
Number of Holdings	102
Portfolio Turnover	48%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.5
Software	23.4
Technology Hardware, Storage & Peripherals	13.4
IT Services	7.3
Communications Equipment	4.6
Ground Transportation	1.9
Broadline Retail	1.1
Electronic Equipment, Instruments & Components	0.9
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Netherlands - 4.9
Taiwan - 2.3
Canada - 2.2
United Kingdom - 0.2
China - 0.1
Estonia - 0.1
Israel - 0.0
Korea (South) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Microsoft Corp	11.9
Apple Inc	10.1
Cisco Systems Inc	4.6
NXP Semiconductors NV	4.2
ON Semiconductor Corp	3.3
Marvell Technology Inc	2.7
Micron Technology Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Snowflake Inc	2.3
68.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914500.101    64-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Tech Hardware Portfolio Tech Hardware Portfolio : FDCPX

This semi-annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 37	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,189,918,307
Number of Holdings	33
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Technology Hardware, Storage & Peripherals	35.2
Communications Equipment	27.6
Household Durables	14.7
Software	6.0
Semiconductors & Semiconductor Equipment	5.1
Entertainment	4.8
Electronic Equipment, Instruments & Components	3.1
Interactive Media & Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 62.3
Japan - 18.7
Korea (South) - 10.5
China - 4.4
Taiwan - 3.9
Finland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Cisco Systems Inc	10.8
Sony Group Corp	10.7
Samsung Electronics Co Ltd	9.3
Arista Networks Inc	8.9
Apple Inc	7.5
Motorola Solutions Inc	4.9
Nintendo Co Ltd	4.8
Xiaomi Corp B Shares	4.4
Garmin Ltd	4.0
Western Digital Corp	3.9
69.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914488.101    7-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Software and IT Services Portfolio Software and IT Services Portfolio : FSCSX

This semi-annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 32	0.62%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,243,987,831
Number of Holdings	57
Portfolio Turnover	71%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Software	79.5
IT Services	16.2
Broadline Retail	2.1
Interactive Media & Services	1.5
Financial Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Ireland - 2.0
Canada - 0.9
France - 0.8
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	24.8
Salesforce Inc	6.0
Palo Alto Networks Inc	4.8
Intuit Inc	3.9
Autodesk Inc	3.9
Oracle Corp	3.6
Datadog Inc Class A	3.2
Synopsys Inc	3.2
Adobe Inc	3.1
Atlassian Corp Class A	2.6
59.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914496.101    28-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Semiconductors Portfolio Semiconductors Portfolio : FSELX

This semi-annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 35	0.61%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$23,185,553,861
Number of Holdings	55
Portfolio Turnover	68%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.6
Technology Hardware, Storage & Peripherals	3.1
Electronic Equipment, Instruments & Components	0.3
Electrical Equipment	0.2
Financial Services	0.1
Software	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.0
Netherlands - 7.2
Taiwan - 5.3
Israel - 2.3
Japan - 2.2
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.0
Broadcom Inc	14.7
NXP Semiconductors NV	7.2
Micron Technology Inc	5.0
Monolithic Power Systems Inc	5.0
ON Semiconductor Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Marvell Technology Inc	4.7
Lam Research Corp	4.4
Astera Labs Inc	3.5
79.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914489.101    8-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Retailing Portfolio Retailing Portfolio : FSRPX

This semi-annual shareholder report contains information about Retailing Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 32	0.64%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,732,544,530
Number of Holdings	42
Portfolio Turnover	77%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	34.4
Broadline Retail	30.3
Consumer Staples Distribution & Retail	23.1
Textiles, Apparel & Luxury Goods	10.0
Household Durables	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Brazil - 3.6
Canada - 0.5
Finland - 0.4
Germany - 0.4

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Walmart Inc	8.2
Lowe's Cos Inc	7.0
Costco Wholesale Corp	6.5
TJX Cos Inc/The	5.0
Home Depot Inc/The	4.2
MercadoLibre Inc	3.6
NIKE Inc Class B	3.6
O'Reilly Automotive Inc	3.5
Dollar Tree Inc	2.9
69.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914526.101    46-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Pharmaceuticals Portfolio Pharmaceuticals Portfolio : FPHAX

This semi-annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 33	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,078,548,232
Number of Holdings	53
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Pharmaceuticals	75.8
Biotechnology	21.1
Financial Services	0.3
Software	0.1
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 0.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.9
Denmark - 11.4
United Kingdom - 10.8
Belgium - 7.8
Netherlands - 1.1
Canada - 1.0
Germany - 1.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	24.9
Astrazeneca PLC ADR	10.8
Novo Nordisk A/S Class B ADR	10.8
UCB SA	5.0
GSK PLC ADR	4.9
Merck & Co Inc	4.9
Gilead Sciences Inc	4.4
Elanco Animal Health Inc	4.3
Royalty Pharma PLC Class A	3.9
Avidity Biosciences Inc	3.4
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914527.101    580-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio : FSMEX

This semi-annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 31	0.62%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,250,596,020
Number of Holdings	66
Portfolio Turnover	53%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	55.1
Life Sciences Tools & Services	27.9
Health Care Technology	8.4
Biotechnology	5.6
Health Care Providers & Services	0.9
Textiles, Apparel & Luxury Goods	0.3
Financial Services	0.2
Chemicals	0.1
Pharmaceuticals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Preferred Stocks - 2.6
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
France - 1.9
Japan - 0.4
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	13.5
Danaher Corp	10.2
Thermo Fisher Scientific Inc	7.7
Intuitive Surgical Inc	7.2
Stryker Corp	5.8
Penumbra Inc	5.4
Abbott Laboratories	5.0
Edwards Lifesciences Corp	4.9
Masimo Corp	4.5
Veeva Systems Inc Class A	4.5
68.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914530.101    354-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Materials Portfolio : FSDPX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914552.101    509-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Fidelity Advisor® Materials Fund Class Z : FIJFX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914551.101    3236-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Fidelity Advisor® Materials Fund Class M : FMFTX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.24%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914549.101    1792-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Fidelity Advisor® Materials Fund Class I : FMFEX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914550.101    1793-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Fidelity Advisor® Materials Fund Class C : FMFCX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.74%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914548.101    1791-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Materials Portfolio Fidelity Advisor® Materials Fund Class A : FMFAX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.99%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.2
Metals & Mining	23.7
Construction Materials	10.1
Containers & Packaging	9.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Canada - 5.2
Zambia - 3.3
Brazil - 1.6
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.6
Ecolab Inc	8.5
Mosaic Co/The	5.2
Air Products and Chemicals Inc	4.7
Corteva Inc	4.7
Freeport-McMoRan Inc	4.2
CRH PLC	4.1
International Paper Co	3.5
First Quantum Minerals Ltd	3.3
Nucor Corp	3.2
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914547.101    1789-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Leisure Portfolio Leisure Portfolio : FDLSX

This semi-annual shareholder report contains information about Leisure Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 35	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$698,734,917
Number of Holdings	35
Portfolio Turnover	44%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Hotels, Restaurants & Leisure	93.8
Diversified Consumer Services	3.0
Entertainment	1.0
Consumer Staples Distribution & Retail	0.9
Specialized REITs	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.5
United Kingdom - 4.5

TOP HOLDINGS (% of Fund's net assets)
McDonald's Corp	14.0
Booking Holdings Inc	12.5
Hilton Worldwide Holdings Inc	7.7
Royal Caribbean Cruises Ltd	6.6
Chipotle Mexican Grill Inc	6.3
Starbucks Corp	4.8
DoorDash Inc Class A	4.2
Airbnb Inc Class A	4.1
Flutter Entertainment PLC	3.7
DraftKings Inc Class A	3.5
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914498.101    62-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Insurance Portfolio Insurance Portfolio : FSPCX

This semi-annual shareholder report contains information about Insurance Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 34	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$894,220,754
Number of Holdings	25
Portfolio Turnover	77%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Insurance	95.8
Financial Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
United Kingdom - 2.5
Bermuda - 0.3

TOP HOLDINGS (% of Fund's net assets)
Progressive Corp/The	10.8
Chubb Ltd	9.8
Arthur J Gallagher & Co	7.7
Hartford Insurance Group Inc/The	6.9
Aon PLC	5.5
American Financial Group Inc/OH	5.0
MetLife Inc	4.8
Travelers Companies Inc/The	4.8
Reinsurance Group of America Inc	4.8
Willis Towers Watson PLC	4.4
64.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914525.101    45-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Industrials Portfolio Industrials Portfolio : FCYIX

This semi-annual shareholder report contains information about Industrials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 38	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$838,913,375
Number of Holdings	53
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	22.0
Electrical Equipment	14.3
Ground Transportation	8.5
Building Products	7.9
Trading Companies & Distributors	5.9
Commercial Services & Supplies	4.5
Construction & Engineering	3.2
Professional Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.1
GE Vernova Inc	6.4
Howmet Aerospace Inc	5.5
Boeing Co	5.1
Parker-Hannifin Corp	4.3
Trane Technologies PLC	4.2
Eaton Corp PLC	3.8
Ingersoll Rand Inc	2.9
TransDigm Group Inc	2.9
Deere & Co	2.9
46.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914556.101    515-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Health Care Services Portfolio Health Care Services Portfolio : FSHCX

This semi-annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 33	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$881,403,641
Number of Holdings	37
Portfolio Turnover	61%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Providers & Services	98.3
Health Care Technology	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	21.3
CVS Health Corp	9.1
Cigna Group/The	8.3
HCA Healthcare Inc	5.3
Cencora Inc	4.9
McKesson Corp	4.7
Humana Inc	4.6
Cardinal Health Inc	4.6
Elevance Health Inc	4.6
Labcorp Holdings Inc	3.2
70.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914545.101    505-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Health Care Portfolio Health Care Portfolio : FSPHX

This semi-annual shareholder report contains information about Health Care Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 31	0.62%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,880,162,906
Number of Holdings	131
Portfolio Turnover	60%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.4
Health Care Equipment & Supplies	26.9
Pharmaceuticals	10.5
Health Care Providers & Services	10.4
Life Sciences Tools & Services	10.2
Health Care Technology	4.1
Financial Services	0.1
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.6
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
Netherlands - 5.0
Denmark - 2.4
Belgium - 2.2
Canada - 0.8
Germany - 0.7
China - 0.5
France - 0.4
United Kingdom - 0.3
Israel - 0.1

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.5
Danaher Corp	6.0
Eli Lilly & Co	5.0
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	4.2
Masimo Corp	3.5
Argenx SE ADR	3.4
Insulet Corp	3.2
CVS Health Corp	2.9
Stryker Corp	2.7
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914499.101    63-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Gold Portfolio : FSAGX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 42	0.66%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914523.101    41-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Fidelity Advisor® Gold Fund Class Z : FIJDX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.58%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914522.101    3235-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Fidelity Advisor® Gold Fund Class M : FGDTX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.20%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914520.101    1787-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Fidelity Advisor® Gold Fund Class I : FGDIX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914521.101    1788-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Fidelity Advisor® Gold Fund Class C : FGDCX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	1.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914519.101    1786-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Gold Portfolio Fidelity Advisor® Gold Fund Class A : FGDAX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.95%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.7

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 67.9
United States - 10.9
Brazil - 8.2
United Kingdom - 5.0
Australia - 2.9
South Africa - 2.0
Burkina Faso - 1.7
China - 1.4

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	15.0
Franco-Nevada Corp	10.1
Newmont Corp	8.4
Wheaton Precious Metals Corp	8.2
Barrick Mining Corp	5.2
Alamos Gold Inc Class A	4.8
Anglogold Ashanti Plc	4.6
OR Royalties Inc	4.5
Orla Mining Ltd	3.6
Lundin Gold Inc	3.6
68.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914518.101    1784-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Financials Portfolio Financials Portfolio : FIDSX

This semi-annual shareholder report contains information about Financials Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,086,366,693
Number of Holdings	66
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	33.8
Capital Markets	23.3
Insurance	18.6
Financial Services	17.6
Consumer Finance	5.1
Professional Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
United Kingdom - 2.3
Puerto Rico - 1.2
Australia - 1.0
France - 1.0
Grand Cayman (UK Overseas Ter) - 0.8
Mexico - 0.3

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	6.1
Reinsurance Group of America Inc	3.5
Citigroup Inc	3.5
Charles Schwab Corp/The	3.2
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914502.101    66-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
FinTech Portfolio FinTech Portfolio : FSVLX

This semi-annual shareholder report contains information about FinTech Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 39	0.76%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$101,736,451
Number of Holdings	30
Portfolio Turnover	66%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	51.9
Consumer Finance	20.9
Software	18.1
IT Services	4.8
Professional Services	2.8
Capital Markets	0.9
Diversified Telecommunication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Netherlands - 4.8
Canada - 4.8
Brazil - 0.6
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	12.7
Visa Inc Class A	12.5
Intuit Inc	11.7
American Express Co	11.4
Block Inc Class A	5.0
Capital One Financial Corp	4.9
PayPal Holdings Inc	4.8
Fiserv Inc	4.8
Adyen NV	4.8
Shopify Inc Class A	4.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914528.101    98-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Enterprise Technology Services Portfolio Enterprise Technology Services Portfolio : FBSOX

This semi-annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 32	0.65%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,521,166,864
Number of Holdings	25
Portfolio Turnover	66%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	52.7
IT Services	29.9
Professional Services	16.3
Software	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.4
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Ireland - 3.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	21.6
Visa Inc Class A	19.5
IBM Corporation	8.7
Automatic Data Processing Inc	4.8
Kyndryl Holdings Inc	4.3
Cloudflare Inc Class A	3.6
ExlService Holdings Inc	3.6
Snowflake Inc	3.6
Accenture PLC Class A	3.5
Paycom Software Inc	3.1
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914529.101    353-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Energy Portfolio Energy Portfolio : FSENX

This semi-annual shareholder report contains information about Energy Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 34	0.65%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,830,002,600
Number of Holdings	31
Portfolio Turnover	12%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.1
Energy Equipment & Services	11.7
Independent Power and Renewable Electricity Producers	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
Canada - 8.9
United Kingdom - 3.1
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.6
Marathon Petroleum Corp	5.0
Cheniere Energy Inc	4.9
Energy Transfer LP	4.7
Cenovus Energy Inc	4.6
Canadian Natural Resources Ltd	4.3
Valero Energy Corp	3.9
Vistra Corp	3.7
Schlumberger NV	3.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914497.101    60-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Defense and Aerospace Portfolio Defense and Aerospace Portfolio : FSDAX

This semi-annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 37	0.64%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,081,143,944
Number of Holdings	37
Portfolio Turnover	16%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	96.9
Professional Services	1.3
Trading Companies & Distributors	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
United Kingdom - 3.3
Canada - 1.9
Germany - 0.8
France - 0.3
Brazil - 0.1

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	19.8
Boeing Co	16.2
RTX Corp	9.8
Howmet Aerospace Inc	4.6
General Dynamics Corp	4.5
TransDigm Group Inc	3.9
Axon Enterprise Inc	3.8
HEICO Corp Class A	3.3
L3Harris Technologies Inc	2.8
Rolls-Royce Holdings PLC	2.5
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914503.101    67-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Consumer Staples Portfolio : FDFAX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 34	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914495.101    9-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class Z : FIJCX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914494.101    3234-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class M : FDTGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.22%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914492.101    1782-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class I : FDIGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.71%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914493.101    1783-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class C : FDCGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.72%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914491.101    1781-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class A : FDAGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.97%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	36.1
Consumer Staples Distribution & Retail	20.8
Household Products	17.6
Food Products	15.5
Tobacco	5.4
Personal Care Products	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
United Kingdom - 5.4

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	13.5
Procter & Gamble Co/The	11.9
Keurig Dr Pepper Inc	9.3
Walmart Inc	8.6
Constellation Brands Inc Class A	4.6
Energizer Holdings Inc	4.3
Bunge Global SA	4.3
Costco Wholesale Corp	3.4
Target Corp	3.3
Mondelez International Inc	2.9
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914490.101    1779-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Consumer Discretionary Portfolio Consumer Discretionary Portfolio : FSCPX

This semi-annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$501,995,594
Number of Holdings	59
Portfolio Turnover	19%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.3
Specialty Retail	24.1
Hotels, Restaurants & Leisure	18.1
Automobiles	15.0
Household Durables	6.1
Textiles, Apparel & Luxury Goods	5.6
Automobile Components	2.7
Consumer Staples Distribution & Retail	1.2
Construction Materials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 2.2
Bailiwick Of Jersey - 2.0
Brazil - 1.2
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.0
Tesla Inc	13.4
Lowe's Cos Inc	4.3
Home Depot Inc/The	4.2
McDonald's Corp	3.1
TJX Cos Inc/The	3.0
Somnigroup International Inc	2.8
Hilton Worldwide Holdings Inc	2.5
Booking Holdings Inc	2.3
Aptiv PLC	2.0
61.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914558.101    517-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Construction and Housing Portfolio Construction and Housing Portfolio : FSHOX

This semi-annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 36	0.68%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$782,966,561
Number of Holdings	51
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	34.2
Building Products	19.9
Household Durables	13.2
Construction Materials	10.9
Construction & Engineering	10.7
Residential REITs	9.6
Real Estate Management & Development	0.4
Chemicals	0.3
Ground Transportation	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Home Depot Inc/The	17.2
Lowe's Cos Inc	13.5
Johnson Controls International plc	5.8
Trane Technologies PLC	5.6
CRH PLC	4.6
Martin Marietta Materials Inc	4.1
Quanta Services Inc	3.6
PulteGroup Inc	2.7
Sun Communities Inc	2.7
Invitation Homes Inc	2.4
62.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914553.101    511-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Communication Services Portfolio : FBMPX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 36	0.65%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914544.101    503-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class Z : FGKMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.57%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914543.101    3328-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class M : FGEMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914540.101    3325-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class I : FGJMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914542.101    3327-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class C : FGHMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914541.101    3326-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class A : FGDMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	26.2
Media	5.8
Broadline Retail	4.7
Software	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	0.9
Specialty Retail	0.7
Others	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Taiwan - 0.7
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.9
Meta Platforms Inc Class A	24.0
ROBLOX Corp Class A	4.9
Walt Disney Co/The	4.9
Amazon.com Inc	4.7
Take-Two Interactive Software Inc	3.2
Netflix Inc	2.9
Reddit Inc Class A	2.8
Magnite Inc	2.6
Warner Bros Discovery Inc	2.3
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914539.101    3324-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Chemicals Portfolio Chemicals Portfolio : FSCHX

This semi-annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 34	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$447,037,642
Number of Holdings	26
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	98.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Germany - 1.8

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	24.8
Sherwin-Williams Co/The	15.7
Ecolab Inc	8.9
Axalta Coating Systems Ltd	4.9
Element Solutions Inc	4.9
Corteva Inc	4.9
DuPont de Nemours Inc	4.8
Air Products and Chemicals Inc	4.8
PPG Industries Inc	3.6
LyondellBasell Industries NV Class A1	2.6
79.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914505.101    69-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Brokerage and Investment Management Portfolio Brokerage and Investment Management Portfolio : FSLBX

This semi-annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 35	0.67%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,447,145,887
Number of Holdings	42
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Capital Markets	94.9
Financial Services	4.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Canada - 1.2
United Kingdom - 1.0
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.1
Sweden - 0.0

TOP HOLDINGS (% of Fund's net assets)
Moody's Corp	8.0
Charles Schwab Corp/The	5.8
KKR & Co Inc Class A	5.6
Ares Management Corp Class A	5.0
Intercontinental Exchange Inc	5.0
Blue Owl Capital Inc Class A	4.8
S&P Global Inc	4.8
Blackstone Inc	4.7
Apollo Global Management Inc	4.7
Robinhood Markets Inc Class A	4.4
52.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914504.101    68-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Biotechnology Portfolio Biotechnology Portfolio : FBIOX

This semi-annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 33	0.63%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,227,088,512
Number of Holdings	177
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	91.0
Pharmaceuticals	8.5
Life Sciences Tools & Services	0.2
Health Care Technology	0.1
Health Care Providers & Services	0.1
Health Care Equipment & Supplies	0.0
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Netherlands - 4.5
Denmark - 4.0
Belgium - 2.1
France - 1.4
Switzerland - 0.9
Canada - 0.4
Germany - 0.4
Ireland - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.7
Amgen Inc	8.2
Gilead Sciences Inc	8.1
Alnylam Pharmaceuticals Inc	6.9
Krystal Biotech Inc	6.5
Insmed Inc	3.2
Argenx SE ADR	2.8
Ascendis Pharma A/S ADR	2.7
UCB SA	2.1
Natera Inc	1.3
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914524.101    42-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Banking Portfolio Banking Portfolio : FSRBX

This semi-annual shareholder report contains information about Banking Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 37	0.70%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$449,383,757
Number of Holdings	39
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	98.6
Capital Markets	1.2
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
Puerto Rico - 4.7
Cyprus - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	9.0
Bank of America Corp	7.9
Citigroup Inc	6.1
Truist Financial Corp	5.1
Popular Inc	4.7
US Bancorp	4.7
M&T Bank Corp	4.1
UMB Financial Corp	4.0
Old National Bancorp/IN	3.6
Citizens Financial Group Inc	3.3
52.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914546.101    507-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Automotive Portfolio Automotive Portfolio : FSAVX

This semi-annual shareholder report contains information about Automotive Portfolio for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 42	0.79%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$71,017,721
Number of Holdings	32
Portfolio Turnover	115%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Automobiles	48.9
Specialty Retail	25.9
Automobile Components	15.3
Commercial Services & Supplies	7.0
Electronic Equipment, Instruments & Components	1.5
Electrical Equipment	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 59.5
Japan - 14.6
Italy - 9.1
China - 7.3
Bailiwick Of Jersey - 3.2
Switzerland - 2.9
Sweden - 2.1
Canada - 1.3

TOP HOLDINGS (% of Fund's net assets)
O'Reilly Automotive Inc	11.2
Toyota Motor Corp ADR	11.1
Ferrari NV	9.1
Tesla Inc	8.8
AutoZone Inc	6.3
Carvana Co Class A	5.0
General Motors Co	4.9
BorgWarner Inc	4.2
NIO Inc Class A ADR	3.6
Honda Motor Co Ltd ADR	3.5
67.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914538.101    502-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Natural Resources Fund Fidelity® Natural Resources Fund : FNARX

This semi-annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 38	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$636,359,948
Number of Holdings	39
Portfolio Turnover	80%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	71.6
Metals & Mining	18.6
Containers & Packaging	3.9
Construction Materials	3.3
Chemicals	1.1
Energy Equipment & Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 56.6
Canada - 34.9
Zambia - 3.1
Brazil - 3.0
Portugal - 2.0
United Kingdom - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	14.3
Imperial Oil Ltd	9.6
Shell PLC ADR	8.9
ConocoPhillips	5.9
MEG Energy Corp	5.5
Chevron Corp	5.4
Valero Energy Corp	4.9
Athabasca Oil Corp	3.7
Agnico Eagle Mines Ltd/CA (United States)	3.6
Marathon Petroleum Corp	3.3
65.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914555.101    514-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environment and Alternative Energy Fund Fidelity® Environment and Alternative Energy Fund : FSLEX

This semi-annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 38	0.69%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$567,641,183
Number of Holdings	70
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Software	11.7
Automobiles	9.1
Electrical Equipment	8.7
Machinery	7.7
Communications Equipment	7.4
Semiconductors & Semiconductor Equipment	7.2
Chemicals	6.6
Building Products	5.4
Aerospace & Defense	4.2
Others	31.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Netherlands - 3.0
Germany - 2.1
United Kingdom - 1.0
Canada - 0.5
Bailiwick Of Jersey - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.2
Tesla Inc	8.7
Linde PLC	6.0
Arista Networks Inc	3.9
Prologis Inc	3.6
IBM Corporation	3.5
Cisco Systems Inc	3.5
Eaton Corp PLC	3.3
NXP Semiconductors NV	3.0
GE Aerospace	3.0
49.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914557.101    516-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Semi-Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Telecommunications Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 3.3%
Communication Services - 3.3%
Diversified Telecommunication Services - 3.3%
Liberty Global Ltd Class C (a)	685,536	8,192,155
PUERTO RICO - 4.2%
Communication Services - 4.2%
Diversified Telecommunication Services - 4.2%
Liberty Latin America Ltd Class C (a)	1,255,333	10,343,944
UNITED KINGDOM - 1.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
BT Group PLC	1,188,800	3,478,683
UNITED STATES - 90.2%
Communication Services - 89.4%
Diversified Telecommunication Services - 72.4%
Anterix Inc (a)	150,300	3,568,122
AST SpaceMobile Inc Class A (a)(b)	216,500	10,595,510
AT&T Inc	1,623,920	47,564,617
Bandwidth Inc Class A (a)	14,100	211,500
Cogent Communications Holdings Inc (b)	218,939	8,370,038
Frontier Communications Parent Inc (a)	312,000	11,568,960
GCI Liberty Inc/DEL Class A (a)(c)	182,800	2
GCI LLC Class C (b)	179,324	6,570,431
Globalstar Inc (a)	232,498	6,958,665
IDT Corp Class B	93,200	5,971,324
Iridium Communications Inc (b)	311,411	7,751,020
Lumen Technologies Inc (a)	2,120,800	10,540,376
Shenandoah Telecommunications Co (b)	139,323	1,846,030
Verizon Communications Inc	1,322,997	58,516,157
		180,032,752
Media - 3.0%
Charter Communications Inc Class A (a)	9,400	2,496,452
Comcast Corp Class A	108,000	3,668,760
Liberty Broadband Corp Class C (a)	20,224	1,230,832
		7,396,044
Wireless Telecommunication Services - 14.0%
Array Digital Infrastructure Inc	45,900	2,470,797
Gogo Inc (a)(b)	775,200	8,511,696
T-Mobile US Inc	59,624	15,024,652
Telephone and Data Systems Inc	217,764	8,730,159
		34,737,304
TOTAL COMMUNICATION SERVICES		222,166,100

Industrials - 0.1%
Construction & Engineering - 0.1%
Dycom Industries Inc (a)	1,400	353,458
Information Technology - 0.6%
IT Services - 0.6%
Amdocs Ltd	16,900	1,446,133
Real Estate - 0.1%
Specialized REITs - 0.1%
American Tower Corp	1,800	366,930
TOTAL UNITED STATES		224,332,621
TOTAL COMMON STOCKS (Cost $186,815,752)		246,347,403

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	1,222,993	1,223,238
Fidelity Securities Lending Cash Central Fund (d)(e)	4.36	16,435,673	16,437,316
TOTAL MONEY MARKET FUNDS (Cost $17,660,554)			17,660,554

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $204,476,306)	264,007,957
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(15,249,582)
NET ASSETS - 100.0%	248,758,375

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,344,739	63,124,295	69,245,796	115,031	-	-	1,223,238	1,222,993	0.0%
Fidelity Securities Lending Cash Central Fund	16,492,770	133,006,298	133,061,752	68,051	-	-	16,437,316	16,435,673	0.1%
Total	23,837,509	196,130,593	202,307,548	183,082	-	-	17,660,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	244,180,882	244,180,880	-	2
Industrials	353,458	353,458	-	-
Information Technology	1,446,133	1,446,133	-	-
Real Estate	366,930	366,930	-	-

Money Market Funds	17,660,554	17,660,554	-	-
Total Investments in Securities:	264,007,957	264,007,955	-	2
Telecommunications Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,072,193) - See accompanying schedule:
Unaffiliated issuers (cost $186,815,752)	$246,347,403
Fidelity Central Funds (cost $17,660,554)	17,660,554

Total Investment in Securities (cost $204,476,306)		$264,007,957
Foreign currency held at value (cost $21,712)		25,483
Receivable for fund shares sold		261,153
Dividends receivable		1,432,924
Distributions receivable from Fidelity Central Funds		5,551
Prepaid expenses		347
Other receivables		4,328
Total assets		265,737,743
Liabilities
Payable for fund shares redeemed	$366,690
Accrued management fee	137,293
Distribution and service plan fees payable	10,333
Other payables and accrued expenses	28,212
Collateral on securities loaned	16,436,840
Total liabilities		16,979,368
Net Assets		$248,758,375
Net Assets consist of:
Paid in capital		$203,059,866
Total accumulated earnings (loss)		45,698,509
Net Assets		$248,758,375

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($24,680,765 ÷ 401,343 shares)(a)		$61.50
Maximum offering price per share (100/94.25 of $61.50)		$65.25
Class M :
Net Asset Value and redemption price per share ($8,970,602 ÷ 147,109 shares)(a)		$60.98
Maximum offering price per share (100/96.50 of $60.98)		$63.19
Class C :
Net Asset Value and offering price per share ($2,091,851 ÷ 34,102 shares)(a)		$61.34
Telecommunications :
Net Asset Value, offering price and redemption price per share ($193,442,960 ÷ 3,115,973 shares)		$62.08
Class I :
Net Asset Value, offering price and redemption price per share ($14,819,444 ÷ 239,496 shares)		$61.88
Class Z :
Net Asset Value, offering price and redemption price per share ($4,752,753 ÷ 76,997 shares)		$61.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$3,865,743
Special dividends		1,055,700
Income from Fidelity Central Funds (including $68,051 from security lending)		183,082
Total income		5,104,525
Expenses
Management fee	$853,595
Distribution and service plan fees	61,519
Custodian fees and expenses	1,518
Independent trustees' fees and expenses	441
Registration fees	59,226
Audit fees	28,998
Legal	438
Interest	9,289
Miscellaneous	398
Total expenses before reductions	1,015,422
Expense reductions	(122)
Total expenses after reductions		1,015,300
Net Investment income (loss)		4,089,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,277,398
Foreign currency transactions	(1,343)
Total net realized gain (loss)		3,276,055
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,130,604
Assets and liabilities in foreign currencies	2,426
Total change in net unrealized appreciation (depreciation)		10,133,030
Net gain (loss)		13,409,085
Net increase (decrease) in net assets resulting from operations		$17,498,310
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,089,225	$4,817,007
Net realized gain (loss)	3,276,055	6,220,951
Change in net unrealized appreciation (depreciation)	10,133,030	46,074,938
Net increase (decrease) in net assets resulting from operations	17,498,310	57,112,896
Distributions to shareholders	(2,407,403)	(4,654,398)

Share transactions - net increase (decrease)	13,331,872	(13,425,436)

Total increase (decrease) in net assets	28,422,779	39,033,062

Net Assets
Beginning of period	220,335,596	181,302,534
End of period	$248,758,375	$220,335,596

Financial Highlights
Fidelity Advisor® Telecommunications Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.95	$44.20	$46.57	$54.28	$66.52	$60.60
Income from Investment Operations
Net investment income (loss) B,C	.87 D	1.09	1.06	.93	1.51 E	.66
Net realized and unrealized gain (loss)	3.19	13.71	(1.85) F	(5.19)	(5.14)	10.61
Total from investment operations	4.06	14.80	(.79)	(4.26)	(3.63)	11.27
Distributions from net investment income	(.51)	(1.05)	(1.10)	(.99)	(1.66)	(.39)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.51)	(1.05)	(1.58)	(3.45)	(8.61)	(5.35)
Net asset value, end of period	$61.50	$57.95	$44.20	$46.57	$54.28	$66.52
Total Return G,H,I	7.06%	33.91%	(1.60)% F	(7.98)%	(6.28)%	18.75%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.04% L	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of fee waivers, if any	1.04 % L	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of all reductions, if any	1.04% L	1.05%	1.12%	1.13%	1.09%	1.10%
Net investment income (loss)	2.57% D,L	2.19%	2.48%	1.89%	2.27% E	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$24,681	$20,390	$16,323	$18,744	$22,023	$29,800
Portfolio turnover rate M	50 % L	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.15%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.68)%.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.44	$43.84	$46.21	$53.88	$66.09	$60.25
Income from Investment Operations
Net investment income (loss) B,C	.79 D	.96	.95	.80	1.29 E	.46
Net realized and unrealized gain (loss)	3.15	13.59	(1.84) F	(5.14)	(5.08)	10.54
Total from investment operations	3.94	14.55	(.89)	(4.34)	(3.79)	11.00
Distributions from net investment income	(.40)	(.95)	(1.00)	(.86)	(1.48)	(.20)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.40)	(.95)	(1.48)	(3.33) G	(8.42) G	(5.16)
Net asset value, end of period	$60.98	$57.44	$43.84	$46.21	$53.88	$66.09
Total Return H,I,J	6.91%	33.59%	(1.84)% F	(8.21)%	(6.55)%	18.39%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.29% M	1.30%	1.38%	1.39%	1.39%	1.41%
Expenses net of fee waivers, if any	1.29 % M	1.30%	1.38%	1.38%	1.38%	1.41%
Expenses net of all reductions, if any	1.29% M	1.30%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	2.32% D,M	1.93%	2.23%	1.64%	1.97% E	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$8,971	$9,614	$6,380	$7,301	$7,733	$9,038
Portfolio turnover rate N	50 % M	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.90%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.92)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JTotal returns do not include the effect of the sales charges.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.80	$44.05	$46.38	$54.04	$66.17	$60.32
Income from Investment Operations
Net investment income (loss) B,C	.65 D	.71	.74	.56	1.01 E	.17
Net realized and unrealized gain (loss)	3.17	13.68	(1.85) F	(5.15)	(5.09)	10.54
Total from investment operations	3.82	14.39	(1.11)	(4.59)	(4.08)	10.71
Distributions from net investment income	(.28)	(.64)	(.75)	(.61)	(1.10)	(.07)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.79)
Total distributions	(.28)	(.64)	(1.22) G	(3.07)	(8.05)	(4.86)
Net asset value, end of period	$61.34	$57.80	$44.05	$46.38	$54.04	$66.17
Total Return H,I,J	6.64%	32.91%	(2.33)% F	(8.66)%	(6.97)%	17.88%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.79% M	1.80%	1.88%	1.88%	1.83%	1.86%
Expenses net of fee waivers, if any	1.79 % M	1.80%	1.88%	1.87%	1.83%	1.86%
Expenses net of all reductions, if any	1.79% M	1.80%	1.87%	1.87%	1.83%	1.84%
Net investment income (loss)	1.82% D,M	1.44%	1.73%	1.15%	1.52% E	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,092	$2,113	$2,547	$3,923	$5,254	$7,801
Portfolio turnover rate N	50 % M	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.40%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (2.41)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JTotal returns do not include the effect of the contingent deferred sales charge.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Telecommunications Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.48	$44.59	$46.97	$54.73	$67.04	$60.99
Income from Investment Operations
Net investment income (loss) B,C	.96 D	1.25	1.20	1.09	1.71 E	.86
Net realized and unrealized gain (loss)	3.21	13.83	(1.87) F	(5.24)	(5.18)	10.71
Total from investment operations	4.17	15.08	(.67)	(4.15)	(3.47)	11.57
Distributions from net investment income	(.57)	(1.19)	(1.23)	(1.15)	(1.89)	(.57)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.57)	(1.19)	(1.71)	(3.61)	(8.84)	(5.52) G
Net asset value, end of period	$62.08	$58.48	$44.59	$46.97	$54.73	$67.04
Total Return H,I	7.20%	34.31%	(1.33)% F	(7.71)%	(5.99)%	19.15%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.75% L	.75%	.85%	.82%	.79%	.81%
Expenses net of fee waivers, if any	.75 % L	.75%	.84%	.82%	.79%	.81%
Expenses net of all reductions, if any	.75% L	.75%	.84%	.82%	.79%	.79%
Net investment income (loss)	2.86% D,L	2.48%	2.75%	2.20%	2.57% E	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$193,443	$178,652	$147,413	$171,885	$199,560	$242,284
Portfolio turnover rate M	50 % L	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.45%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.41)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.32	$44.49	$46.84	$54.58	$66.84	$60.86
Income from Investment Operations
Net investment income (loss) B,C	.96 D	1.26	1.23	1.10	1.74 E	.88
Net realized and unrealized gain (loss)	3.20	13.77	(1.87) F	(5.21)	(5.18)	10.66
Total from investment operations	4.16	15.03	(.64)	(4.11)	(3.44)	11.54
Distributions from net investment income	(.60)	(1.20)	(1.23)	(1.16)	(1.87)	(.60)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.60)	(1.20)	(1.71)	(3.63) G	(8.82)	(5.56)
Net asset value, end of period	$61.88	$58.32	$44.49	$46.84	$54.58	$66.84
Total Return H,I	7.21%	34.29%	(1.25)% F	(7.67)%	(5.97)%	19.13%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.75% L	.75%	.80%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.75 % L	.75%	.79%	.78%	.77%	.79%
Expenses net of all reductions, if any	.75% L	.75%	.79%	.78%	.77%	.78%
Net investment income (loss)	2.86% D,L	2.48%	2.81%	2.25%	2.59% E	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,819	$7,664	$6,344	$28,441	$12,038	$30,622
Portfolio turnover rate M	50 % L	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.45%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.33)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.18	$44.34	$46.72	$54.46	$66.75	$60.75
Income from Investment Operations
Net investment income (loss) B,C	.98 D	1.29	1.26	1.18	1.83 E	.95
Net realized and unrealized gain (loss)	3.20	13.77	(1.86) F	(5.23)	(5.20)	10.67
Total from investment operations	4.18	15.06	(.60)	(4.05)	(3.37)	11.62
Distributions from net investment income	(.63)	(1.22)	(1.31)	(1.22)	(1.98)	(.67)
Distributions from net realized gain	-	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.63)	(1.22)	(1.78) G	(3.69) G	(8.92) G	(5.62) G
Net asset value, end of period	$61.73	$58.18	$44.34	$46.72	$54.46	$66.75
Total Return H,I	7.26%	34.47%	(1.16)% F	(7.56)%	(5.87)%	19.31%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.64% L	.64%	.69%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.64 % L	.64%	.68%	.66%	.65%	.67%
Expenses net of all reductions, if any	.64% L	.64%	.68%	.66%	.65%	.65%
Net investment income (loss)	2.97% D,L	2.59%	2.92%	2.36%	2.71% E	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$4,753	$1,903	$2,296	$2,685	$5,587	$31,271
Portfolio turnover rate M	50 % L	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.56%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.24)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2025

1. Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment dviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,795,077
Gross unrealized depreciation	(5,893,995)
Net unrealized appreciation (depreciation)	$58,901,082
Tax cost	$205,106,875

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(17,629,290)
Total capital loss carryforward	$(17,629,290)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	80,812,305	61,054,102
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.72
Class I	.67
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Telecommunications	.67
Class I	.67
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	28,714	983
Class M	.25%	.25%	22,438	-
Class C	.75%	.25%	10,367	853
			61,519	1,836

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,929
Class M	289
Class CA	14
6,232

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Telecommunications Portfolio	Borrower	14,599,000	4.58%	9,289

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Telecommunications Portfolio	6,223

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Telecommunications Portfolio	8,042,673	1,530,277	(108,205)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Telecommunications Portfolio	185
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Telecommunications Portfolio	6,964	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $122.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Telecommunications Portfolio
Distributions to shareholders
Class A	$202,362	$370,170
Class M	60,275	147,682
Class C	10,121	28,349
Telecommunications	1,956,127	3,872,186
Class I	135,130	191,277
Class Z	43,388	44,734
Total	$2,407,403	$4,654,398
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Telecommunications Portfolio
Class A
Shares sold	107,004	67,832	$6,130,871	$3,482,982
Reinvestment of distributions	3,416	7,230	197,426	357,752
Shares redeemed	(60,909)	(92,490)	(3,480,504)	(4,504,219)
Net increase (decrease)	49,511	(17,428)	$2,847,793	$(663,485)
Class M
Shares sold	34,157	76,951	$1,960,199	$4,009,255
Reinvestment of distributions	1,050	2,984	60,089	147,248
Shares redeemed	(55,484)	(58,075)	(3,121,646)	(2,882,272)
Net increase (decrease)	(20,277)	21,860	$(1,101,358)	$1,274,231
Class C
Shares sold	4,098	3,473	$235,064	$177,681
Reinvestment of distributions	171	563	9,987	27,562
Shares redeemed	(6,727)	(25,290)	(383,023)	(1,233,429)
Net increase (decrease)	(2,458)	(21,254)	$(137,972)	$(1,028,186)
Telecommunications
Shares sold	1,313,949	857,396	$76,238,049	$45,252,612
Reinvestment of distributions	31,084	70,952	1,800,195	3,542,040
Shares redeemed	(1,284,076)	(1,179,236)	(75,216,009)	(60,213,975)
Net increase (decrease)	60,957	(250,888)	$2,822,235	$(11,419,323)
Class I
Shares sold	180,450	126,266	$10,521,861	$6,480,930
Reinvestment of distributions	2,303	3,730	133,958	187,518
Shares redeemed	(74,657)	(141,190)	(4,254,043)	(7,340,701)
Net increase (decrease)	108,096	(11,194)	$6,401,776	$(672,253)
Class Z
Shares sold	54,949	12,647	$3,117,660	$647,933
Reinvestment of distributions	657	755	38,064	37,105
Shares redeemed	(11,318)	(32,473)	(656,326)	(1,601,458)
Net increase (decrease)	44,288	(19,071)	$2,499,398	$(916,420)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Wireless Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Liberty Global Ltd Class A (a)	204,600	2,402,004
CANADA - 4.4%
Communication Services - 4.4%
Diversified Telecommunication Services - 2.8%
Quebecor Inc Class B (b)	69,000	2,096,603
Quebecor Inc Multiple Voting Shares	43,010	1,310,641
TELUS Corp	309,800	5,107,126
		8,514,370
Wireless Telecommunication Services - 1.6%
Rogers Communications Inc Class B (b)	138,100	4,948,412
TOTAL CANADA		13,462,782
FINLAND - 1.7%
Information Technology - 1.7%
Communications Equipment - 1.7%
Nokia Oyj ADR	1,228,900	5,284,270
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	62,700	1,021,957
INDIA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	193,600	2,984,747
KOREA (SOUTH) - 2.2%
Information Technology - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	137,220	6,865,113
MEXICO - 1.7%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV ADR	255,500	5,107,445
NETHERLANDS - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	180,100	859,466
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductors NV	33,500	7,867,475
TOTAL NETHERLANDS		8,726,941
PUERTO RICO - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Liberty Latin America Ltd Class C (a)	228,600	1,883,664
SINGAPORE - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
STMicroelectronics NV depository receipt	171,500	4,628,785
SPAIN - 2.2%
Communication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Cellnex Telecom SA (c)(d)	82,715	2,940,788
Telefonica SA ADR (b)	707,649	3,785,922

TOTAL SPAIN		6,726,710
SWEDEN - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson Class B ADR	209,600	1,649,552
UNITED KINGDOM - 2.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.5%
BT Group PLC	1,369,100	4,006,280
Zegona Communications plc (a)	47,700	754,314
		4,760,594
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC ADR	275,381	3,293,557
TOTAL UNITED KINGDOM		8,054,151
UNITED STATES - 76.1%
Communication Services - 29.3%
Diversified Telecommunication Services - 13.8%
Anterix Inc (a)(b)	143,300	3,401,942
AST SpaceMobile Inc Class A (a)	14,700	719,418
AT&T Inc	373,600	10,942,744
GCI Liberty Inc/DEL Class A (a)(e)	112,300	1
Globalstar Inc (a)	24,273	726,491
Iridium Communications Inc (b)	71,000	1,767,190
Shenandoah Telecommunications Co	300	3,975
Verizon Communications Inc	557,401	24,653,846
		42,215,607
Interactive Media & Services - 1.2%
Alphabet Inc Class A	11,400	2,427,174
Meta Platforms Inc Class A	1,700	1,255,790
		3,682,964
Media - 2.6%
Charter Communications Inc Class A (a)	14,500	3,850,910
Comcast Corp Class A	125,000	4,246,250
		8,097,160
Wireless Telecommunication Services - 11.7%
Array Digital Infrastructure Inc	130,600	7,030,198
Gogo Inc (a)(b)	627,400	6,888,852
Spok Holdings Inc	1	18
T-Mobile US Inc	87,716	22,103,555
		36,022,623
TOTAL COMMUNICATION SERVICES		90,018,354

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Amazon.com Inc (a)	4,500	1,030,500
Information Technology - 36.5%
Communications Equipment - 7.0%
CommScope Holding Co Inc (a)	201,900	3,238,476
Motorola Solutions Inc	34,368	16,237,506
Viasat Inc (a)	63,901	2,065,919
		21,541,901
IT Services - 0.9%
Amdocs Ltd	31,100	2,661,227
Semiconductors & Semiconductor Equipment - 11.8%
Marvell Technology Inc	231,900	14,578,394
Qorvo Inc (a)	69,800	6,330,860
QUALCOMM Inc	91,550	14,714,832
Skyworks Solutions Inc	9,700	726,917
		36,351,003
Software - 0.4%
AppLovin Corp Class A (a)	2,800	1,340,052
Technology Hardware, Storage & Peripherals - 16.4%
Apple Inc	216,220	50,193,311
TOTAL INFORMATION TECHNOLOGY		112,087,494

Real Estate - 10.0%
Specialized REITs - 10.0%
American Tower Corp	112,692	22,972,264
Crown Castle Inc	32,901	3,261,805
SBA Communications Corp Class A	22,900	4,691,065
		30,925,134
TOTAL UNITED STATES		234,061,482
TOTAL COMMON STOCKS (Cost $197,408,386)		302,859,603

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	1,968,150	1,968,544
Fidelity Securities Lending Cash Central Fund (f)(g)	4.36	12,903,120	12,904,410
TOTAL MONEY MARKET FUNDS (Cost $14,872,954)			14,872,954

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $212,281,340)	317,732,557
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(9,903,716)
NET ASSETS - 100.0%	307,828,841

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,940,788 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,940,788 or 1.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,144,024	26,524,425	26,699,905	43,266	-	-	1,968,544	1,968,150	0.0%
Fidelity Securities Lending Cash Central Fund	13,509,231	64,584,433	65,189,254	19,948	-	-	12,904,410	12,903,120	0.0%
Total	15,653,255	91,108,858	91,889,159	63,214	-	-	14,872,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	129,536,533	127,655,109	1,881,423	1
Consumer Discretionary	1,030,500	1,030,500	-	-
Energy	2,984,747	-	2,984,747	-
Information Technology	138,382,689	131,517,576	6,865,113	-
Real Estate	30,925,134	30,925,134	-	-

Money Market Funds	14,872,954	14,872,954	-	-
Total Investments in Securities:	317,732,557	306,001,273	11,731,283	1
Wireless Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,522,682) - See accompanying schedule:
Unaffiliated issuers (cost $197,408,386)	$302,859,603
Fidelity Central Funds (cost $14,872,954)	14,872,954

Total Investment in Securities (cost $212,281,340)		$317,732,557
Foreign currency held at value (cost $200,189)		199,492
Receivable for fund shares sold		37,871
Dividends receivable		3,246,324
Reclaims receivable		188,667
Distributions receivable from Fidelity Central Funds		5,248
Prepaid expenses		421
Other receivables		10,993
Total assets		321,421,573
Liabilities
Payable for fund shares redeemed	$64,577
Accrued management fee	170,414
Other payables and accrued expenses	453,261
Collateral on securities loaned	12,904,480
Total liabilities		13,592,732
Net Assets		$307,828,841
Net Assets consist of:
Paid in capital		$194,412,488
Total accumulated earnings (loss)		113,416,353
Net Assets		$307,828,841
Net Asset Value, offering price and redemption price per share ($307,828,841 ÷ 24,810,053 shares)		$12.41
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$3,653,312
Special dividends		3,040,600
Income from Fidelity Central Funds (including $19,948 from security lending)		63,214
Total income		6,757,126
Expenses
Management fee	$1,029,213
Custodian fees and expenses	3,217
Independent trustees' fees and expenses	577
Registration fees	9,124
Audit fees	33,237
Legal	74
Miscellaneous	564
Total expenses		1,076,006
Net Investment income (loss)		5,681,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $31,158)	4,563,605
Foreign currency transactions	8,663
Total net realized gain (loss)		4,572,268
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $106,856)	(764,486)
Assets and liabilities in foreign currencies	7,788
Total change in net unrealized appreciation (depreciation)		(756,698)
Net gain (loss)		3,815,570
Net increase (decrease) in net assets resulting from operations		$9,496,690
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,681,120	$3,871,010
Net realized gain (loss)	4,572,268	39,071,867
Change in net unrealized appreciation (depreciation)	(756,698)	11,502,365
Net increase (decrease) in net assets resulting from operations	9,496,690	54,445,242
Distributions to shareholders	(19,695,500)	(28,765,762)

Share transactions
Proceeds from sales of shares	8,181,638	22,743,019
Reinvestment of distributions	18,117,102	26,521,050
Cost of shares redeemed	(34,060,983)	(73,260,275)

Net increase (decrease) in net assets resulting from share transactions	(7,762,243)	(23,996,206)
Total increase (decrease) in net assets	(17,961,053)	1,683,274

Net Assets
Beginning of period	325,789,894	324,106,620
End of period	$307,828,841	$325,789,894

Other Information
Shares
Sold	675,824	1,805,644
Issued in reinvestment of distributions	1,641,042	2,177,834
Redeemed	(2,845,358)	(5,874,258)
Net increase (decrease)	(528,492)	(1,890,780)

Financial Highlights
Wireless Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$11.90	$10.17	$12.91	$13.34	$10.69
Income from Investment Operations
Net investment income (loss) B,C	.22 D	.15	.12	.09	.10	.10
Net realized and unrealized gain (loss)	.11	1.94	1.89	(1.95)	.54	3.50
Total from investment operations	.33	2.09	2.01	(1.86)	.64	3.60
Distributions from net investment income	(.02)	(.13)	(.11)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.76)	(1.00)	(.17)	(.79)	(.98)	(.86)
Total distributions	(.78)	(1.13)	(.28)	(.88)	(1.07)	(.95) E
Net asset value, end of period	$12.41	$12.86	$11.90	$10.17	$12.91	$13.34
Total Return F,G	3.35%	18.31%	19.83%	(14.79)%	4.40%	36.09%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J	.71%	.81%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.70 % J	.71%	.80%	.79%	.77%	.79%
Expenses net of all reductions, if any	.70% J	.71%	.80%	.79%	.77%	.78%
Net investment income (loss)	2.70% D,J	1.18%	1.16%	.85%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$307,829	$325,790	$324,107	$302,206	$403,566	$440,296
Portfolio turnover rate K	14 % J	49%	22%	11%	30%	55%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.72%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2025

1. Organization.
Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$126,330,205
Gross unrealized depreciation	(22,617,461)
Net unrealized appreciation (depreciation)	$103,712,744
Tax cost	$214,019,813

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	21,079,026	45,593,657
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Wireless Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Wireless Portfolio	.67

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Wireless Portfolio	1,151

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Wireless Portfolio	7,020,552	374,909	(96,060)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Wireless Portfolio	244
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Wireless Portfolio	2,088	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Telecommunications Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees), as applicable; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies  (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Telecommunications Portfolio underperformed its benchmark for the  one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund, or each class of the fund, as applicable, receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of each fund (of the retail class for Telecommunications Portfolio), the Board considered the effective management fee rate for the fund or the retail class, as applicable, from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees (for Telecommunications Portfolio). The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, the data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund or, for Telecommunications Portfolio, the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund or, for Telecommunications Portfolio, the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund or, for Telecommunications Portfolio, the retail class of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund or, for Telecommunications Portfolio, the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that management fee rate of the fund or the retail class of Telecommunications Portfolio ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Telecommunications Portfolio, the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
For Telecommunications Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.846053.118
SELTS-SANN-1025
Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Semi-Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Chemicals Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
GERMANY - 1.8%
Materials - 1.8%
Chemicals - 1.8%
Orion SA	774,426	8,170,194
UNITED STATES - 96.2%
Materials - 96.2%
Chemicals - 96.2%
Air Products and Chemicals Inc	73,111	21,502,676
Axalta Coating Systems Ltd (b)	702,800	21,969,528
Cabot Corp (a)	131,400	10,716,984
CF Industries Holdings Inc	116,317	10,076,542
Chemours Co/The	171,859	2,646,629
Corteva Inc (a)	293,893	21,803,922
DuPont de Nemours Inc	279,894	21,529,446
Eastman Chemical Co	102,600	7,216,884
Ecolab Inc	143,800	39,838,352
Element Solutions Inc (a)	849,443	21,847,674
FMC Corp	40,600	1,587,460
Ingevity Corp (b)	97,100	5,668,698
International Flavors & Fragrances Inc	164,216	11,086,222
Koppers Holdings Inc (a)	48,100	1,393,938
Linde PLC	231,616	110,779,617
LyondellBasell Industries NV Class A1	208,800	11,765,880
Mosaic Co/The	272,000	9,084,800
PPG Industries Inc	143,100	15,917,013
Quaker Chemical Corp (a)	18,700	2,712,809
Scotts Miracle-Gro Co/The	83,100	5,087,382
Sherwin-Williams Co/The	191,599	70,092,662
Tronox Holdings PLC	303,539	1,299,146
Westlake Corp	48,556	4,264,188

TOTAL UNITED STATES		429,888,452
TOTAL COMMON STOCKS (Cost $262,251,438)		438,058,646

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	6,929,884	6,931,270
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	2,003,650	2,003,850
TOTAL MONEY MARKET FUNDS (Cost $8,935,120)			8,935,120

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $271,186,558)	446,993,766
NET OTHER ASSETS (LIABILITIES) - 0.0%	43,876
NET ASSETS - 100.0%	447,037,642

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,224,819	70,073,035	74,366,584	91,009	-	-	6,931,270	6,929,884	0.0%
Fidelity Securities Lending Cash Central Fund	10,398,975	43,571,104	51,966,229	438	-	-	2,003,850	2,003,650	0.0%
Total	21,623,794	113,644,139	126,332,813	91,447	-	-	8,935,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	438,058,646	438,058,646	-	-

Money Market Funds	8,935,120	8,935,120	-	-
Total Investments in Securities:	446,993,766	446,993,766	-	-
Chemicals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,856,393) - See accompanying schedule:
Unaffiliated issuers (cost $262,251,438)	$438,058,646
Fidelity Central Funds (cost $8,935,120)	8,935,120

Total Investment in Securities (cost $271,186,558)		$446,993,766
Receivable for investments sold		1,326,788
Receivable for fund shares sold		18,451
Dividends receivable		831,689
Reclaims receivable		359,845
Distributions receivable from Fidelity Central Funds		11,389
Prepaid expenses		612
Other receivables		197,314
Total assets		449,739,854
Liabilities
Payable for fund shares redeemed	$230,938
Accrued management fee	244,566
Deferred trustees payable	197,314
Other payables and accrued expenses	25,544
Collateral on securities loaned	2,003,850
Total liabilities		2,702,212
Net Assets		$447,037,642
Net Assets consist of:
Paid in capital		$277,514,631
Total accumulated earnings (loss)		169,523,011
Net Assets		$447,037,642
Net Asset Value, offering price and redemption price per share ($447,037,642 ÷ 33,598,893 shares)		$13.31
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$4,463,317
Income from Fidelity Central Funds (including $438 from security lending)		91,447
Total income		4,554,764
Expenses
Management fee	$1,518,418
Custodian fees and expenses	2,543
Independent trustees' fees and expenses	887
Registration fees	14,421
Audit fees	30,157
Legal	113
Miscellaneous	1,195
Total expenses before reductions	1,567,734
Expense reductions	(88)
Total expenses after reductions		1,567,646
Net Investment income (loss)		2,987,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,503,307)
Total net realized gain (loss)		(7,503,307)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,148,942)
Assets and liabilities in foreign currencies	40,770
Total change in net unrealized appreciation (depreciation)		(14,108,172)
Net gain (loss)		(21,611,479)
Net increase (decrease) in net assets resulting from operations		$(18,624,361)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,987,118	$5,418,398
Net realized gain (loss)	(7,503,307)	12,194,874
Change in net unrealized appreciation (depreciation)	(14,108,172)	(27,798,288)
Net increase (decrease) in net assets resulting from operations	(18,624,361)	(10,185,016)
Distributions to shareholders	(4,255,804)	(43,645,546)

Share transactions
Proceeds from sales of shares	7,348,357	15,858,597
Reinvestment of distributions	3,982,026	40,778,468
Cost of shares redeemed	(52,281,782)	(113,119,085)

Net increase (decrease) in net assets resulting from share transactions	(40,951,399)	(56,482,020)
Total increase (decrease) in net assets	(63,831,564)	(110,312,582)

Net Assets
Beginning of period	510,869,206	621,181,788
End of period	$447,037,642	$510,869,206

Other Information
Shares
Sold	575,597	1,058,649
Issued in reinvestment of distributions	331,283	2,823,509
Redeemed	(4,058,065)	(7,644,670)
Net increase (decrease)	(3,151,185)	(3,762,512)

Financial Highlights
Chemicals Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$15.33	$15.43	$16.94	$14.67	$10.47
Income from Investment Operations
Net investment income (loss) B,C	.08	.14	.17	.15	.15	.15
Net realized and unrealized gain (loss)	(.55)	(.46)	.71	.01	2.34	4.21
Total from investment operations	(.47)	(.32)	.88	.16	2.49	4.36
Distributions from net investment income	- D	(.15)	(.18)	(.16)	(.14)	(.16)
Distributions from net realized gain	(.12)	(.96)	(.80)	(1.51)	(.08)	-
Total distributions	(.12)	(1.11)	(.98)	(1.67)	(.22)	(.16)
Net asset value, end of period	$13.31	$13.90	$15.33	$15.43	$16.94	$14.67
Total Return E,F	(3.30) %	(2.22)%	5.75%	1.09%	16.90%	41.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.69%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.69 % I	.69%	.74%	.75%	.74%	.79%
Expenses net of all reductions, if any	.69% I	.69%	.74%	.75%	.74%	.78%
Net investment income (loss)	1.32% I	.92%	1.12%	.96%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$447,038	$510,869	$621,182	$678,109	$758,900	$700,680
Portfolio turnover rate J	43 % I	6%	19%	54%	15%	50%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2025

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Chemicals Portfolio	$197,314

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,937,521
Gross unrealized depreciation	(19,849,814)
Net unrealized appreciation (depreciation)	$175,087,707
Tax cost	$271,906,059

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	96,873,655	128,742,421
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Chemicals Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Chemicals Portfolio	.67

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Chemicals Portfolio	3,186

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Chemicals Portfolio	1,834,007	5,142,357	1,960,610
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Chemicals Portfolio	377
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Chemicals Portfolio	72	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Chemicals Portfolio	43,970,495
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $88.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Gold Portfolio
Consolidated Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Commodities - 0.7%
	Troy Ounces	Value ($)
UNITED STATES - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Gold Bullion (a) (Cost $4,575,084)	5,582	19,259,575

Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 2.9%
Materials - 2.9%
Metals & Mining - 2.9%
Gold Road Resources Ltd	9,817,177	21,639,073
Northern Star Resources Ltd	1,983,458	24,753,102
OceanaGold Corp	1,987,366	36,322,050

TOTAL AUSTRALIA		82,714,225
BRAZIL - 8.2%
Materials - 8.2%
Metals & Mining - 8.2%
Wheaton Precious Metals Corp	2,316,482	232,634,942
BURKINA FASO - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
IAMGOLD Corp (a)	5,154,300	48,001,964
CANADA - 67.9%
Materials - 67.9%
Metals & Mining - 67.9%
Agnico Eagle Mines Ltd/CA	2,958,502	426,557,674
Alamos Gold Inc Class A	4,507,000	137,308,683
Artemis Gold Inc (a)	2,164,428	45,483,957
Ascot Resources Ltd warrants (a)	800,000	5
Aya Gold & Silver Inc (a)(b)	2,490,534	24,753,915
B2Gold Corp	11,500,600	47,481,270
Barrick Mining Corp (b)	5,542,600	147,832,263
Bonterra Resources Inc (a)	5,625,297	819,208
Dolly Varden Silver Corp (a)	2,663,125	10,044,772
Dundee Precious Metals Inc	1,320,500	24,480,234
Faraday Copper Corp (a)	7,613,980	7,650,848
First Majestic Silver Corp (United States) (b)	924,925	8,453,815
Franco-Nevada Corp	1,530,878	288,518,697
Fury Gold Mines Ltd (a)(d)	10,310,000	5,255,033
G Mining Ventures Corp (a)	2,343,600	35,136,509
Guanajuato Silver Co Ltd (a)	21,521,000	4,466,076
Kinross Gold Corp	2,356,900	49,271,197
Lundin Gold Inc	1,656,000	101,830,706
Maple Gold Mines Ltd (a)	13,909,019	1,367,253
New Gold Inc (a)	3,652,350	21,541,512
Novagold Resources Inc (a)	2,884,000	19,718,761
OR Royalties Inc	4,015,100	129,017,631
Orla Mining Ltd (a)(b)	9,243,269	102,033,683
Osisko Development Corp (a)(b)	2,830,047	7,706,976
Osisko Development Corp warrants 3/2/2026 (a)	1,144,505	6,254
Osisko Development Corp warrants 5/27/2027 (a)	666,666	3,194
Sandstorm Gold Ltd	339,600	3,789,937
Seabridge Gold Inc (a)(b)	652,000	11,370,878
Skeena Resources Ltd (a)	910,400	15,260,063
Solaris Resources Inc (a)	546,031	3,005,785
Ssr Mining Inc (a)	1,023,100	19,756,062
Torex Gold Resources Inc (a)	2,604,800	86,886,728
Triple Flag Precious Metals Corp	3,719,000	101,711,610
Victoria Gold Corp (a)(c)	2,329,800	17
Vizsla Royalties Corp (a)	484,413	1,001,735
Vizsla Silver Corp (a)	2,931,000	10,713,671
Wesdome Gold Mines Ltd (a)	1,765,976	23,441,761
Western Copper & Gold Corp (a)	7,963,873	11,307,789

TOTAL CANADA		1,934,986,162
CHINA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Zijin Mining Group Co Ltd H Shares	12,918,000	42,388,870
SOUTH AFRICA - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
Gold Fields Ltd	1,687,700	56,179,237
UNITED KINGDOM - 5.0%
Materials - 5.0%
Metals & Mining - 5.0%
Anglogold Ashanti Plc	2,306,300	130,674,958
Anglogold Ashanti Plc (United Kingdom)	182,982	10,367,761

TOTAL UNITED KINGDOM		141,042,719
UNITED STATES - 8.9%
Materials - 8.9%
Metals & Mining - 8.9%
Dakota Gold Corp (a)(b)	2,080,300	8,674,851
Ivanhoe Electric Inc / US (a)	617,652	5,509,456
Ivanhoe Electric Inc / US warrants (a)	255,152	607,524
Newmont Corp (b)	3,192,148	237,495,811

TOTAL UNITED STATES		252,287,642
TOTAL COMMON STOCKS (Cost $1,166,206,071)		2,790,235,761

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	10,928,745	10,930,931
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	132,671,042	132,684,309
TOTAL MONEY MARKET FUNDS (Cost $143,615,240)			143,615,240

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,314,396,395)	2,953,110,576
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(104,512,471)
NET ASSETS - 100.0%	2,848,598,105

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,883,377	189,491,486	183,443,932	139,882	-	-	10,930,931	10,928,745	0.0%
Fidelity Securities Lending Cash Central Fund	20,659,019	564,257,211	452,231,921	130,658	-	-	132,684,309	132,671,042	0.5%
Total	25,542,396	753,748,697	635,675,853	270,540	-	-	143,615,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fury Gold Mines Ltd	3,956,454	-	246,233	-	(63,845)	1,608,657	5,255,033	10,310,000
Guanajuato Silver Co Ltd	3,630,544	-	2,122,459	-	(400,149)	3,358,140	-	-
Total	7,586,998	-	2,368,692	-	(463,994)	4,966,797	5,255,033

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Commodities
Materials	19,259,575	19,259,575	-	-

Common Stocks
Materials	2,790,235,761	2,687,047,355	103,188,389	17

Money Market Funds	143,615,240	143,615,240	-	-
Total Investments in Securities:	2,953,110,576	2,849,922,170	103,188,389	17
Gold Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,855,852) - See accompanying schedule:
Unaffiliated issuers (cost $1,159,717,257)	$2,784,980,728
Fidelity Central Funds (cost $143,615,240)	143,615,240
Commodities (cost $4,575,084)	19,259,575
Other affiliated issuers (cost $6,488,814)	5,255,033

Total Investment in Securities (cost $1,314,396,395)		$2,953,110,576
Cash		17,699
Foreign currency held at value (cost $25,179,659)		25,359,070
Receivable for fund shares sold		9,758,456
Dividends receivable		3,151,048
Distributions receivable from Fidelity Central Funds		59,340
Prepaid expenses		3,225
Other receivables		182,854
Total assets		2,991,642,268
Liabilities
Payable for investments purchased	$1,521,627
Payable for fund shares redeemed	7,088,133
Accrued management fee	1,374,114
Distribution and service plan fees payable	71,738
Other payables and accrued expenses	303,536
Collateral on securities loaned	132,685,015
Total liabilities		143,044,163
Net Assets		$2,848,598,105
Net Assets consist of:
Paid in capital		$2,772,881,614
Total accumulated earnings (loss)		75,716,491
Net Assets		$2,848,598,105

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($186,866,344 ÷ 4,297,172 shares)(a)		$43.49
Maximum offering price per share (100/94.25 of $43.49)		$46.14
Class M :
Net Asset Value and redemption price per share ($42,292,527 ÷ 999,799 shares)(a)		$42.30
Maximum offering price per share (100/96.50 of $42.30)		$43.83
Class C :
Net Asset Value and offering price per share ($25,500,587 ÷ 643,595 shares)(a)		$39.62
Gold :
Net Asset Value, offering price and redemption price per share ($2,340,705,619 ÷ 51,880,080 shares)		$45.12
Class I :
Net Asset Value, offering price and redemption price per share ($172,086,610 ÷ 3,813,088 shares)		$45.13
Class Z :
Net Asset Value, offering price and redemption price per share ($81,146,418 ÷ 1,793,262 shares)		$45.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$12,687,857
Income from Fidelity Central Funds (including $130,658 from security lending)		270,540
Income before foreign taxes withheld		$12,958,397
Less foreign taxes withheld		1,563,165
Total income		14,521,562
Expenses
Management fee	$7,156,269
Distribution and service plan fees	371,677
Custodian fees and expenses	75,362
Independent trustees' fees and expenses	3,513
Registration fees	134,655
Audit fees	42,791
Legal	465
Interest	21,337
Miscellaneous	3,741
Total expenses		7,809,810
Net Investment income (loss)		6,711,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	50,687,215
Affiliated issuers	(463,994)
Foreign currency transactions	929,156
Total net realized gain (loss)		51,152,377
Change in net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	901,291,118
Affiliated issuers	4,966,797
Assets and liabilities in foreign currencies	246,462
Commodities	3,324,976
Total change in net unrealized appreciation (depreciation)		909,829,353
Net gain (loss)		960,981,730
Net increase (decrease) in net assets resulting from operations		$967,693,482
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,711,752	$7,802,868
Net realized gain (loss)	51,152,377	16,142,144
Change in net unrealized appreciation (depreciation)	909,829,353	553,192,238
Net increase (decrease) in net assets resulting from operations	967,693,482	577,137,250
Distributions to shareholders	-	(45,743,504)

Share transactions - net increase (decrease)	306,236,712	(15,002,387)

Total increase (decrease) in net assets	1,273,930,194	516,391,359

Net Assets
Beginning of period	1,574,667,911	1,058,276,552
End of period	$2,848,598,105	$1,574,667,911

Consolidated Financial Highlights
Fidelity Advisor® Gold Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.94	$18.49	$21.12	$26.27	$24.15	$21.67
Income from Investment Operations
Net investment income (loss) B,C	.06	.08	.07	.15	.27 D	(.04)
Net realized and unrealized gain (loss)	15.49	10.20	(2.60)	(5.23)	2.20	3.74
Total from investment operations	15.55	10.28	(2.53)	(5.08)	2.47	3.70
Distributions from net investment income	-	(.83)	(.10)	(.07)	(.35)	(1.22)
Total distributions	-	(.83)	(.10)	(.07)	(.35)	(1.22)
Net asset value, end of period	$43.49	$27.94	$18.49	$21.12	$26.27	$24.15
Total Return E,F,G	55.65%	56.39%	(12.09)%	(19.42)%	10.37%	16.59%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95% J	.97%	1.07%	1.09%	1.07%	1.08%
Expenses net of fee waivers, if any	.95 % J	.97%	1.06%	1.08%	1.07%	1.08%
Expenses net of all reductions, if any	.95% J	.97%	1.06%	1.08%	1.07%	1.07%
Net investment income (loss)	.34% J	.30%	.34%	.67%	1.02% D	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$186,866	$102,946	$66,421	$73,943	$86,977	$82,989
Portfolio turnover rate K	20 % J	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.21	$18.03	$20.55	$25.63	$23.57	$21.16
Income from Investment Operations
Net investment income (loss) B,C	.02	.01	.02	.09	.19 D	(.12)
Net realized and unrealized gain (loss)	15.07	9.94	(2.54)	(5.11)	2.16	3.67
Total from investment operations	15.09	9.95	(2.52)	(5.02)	2.35	3.55
Distributions from net investment income	-	(.77)	- E	(.06)	(.29)	(1.14)
Total distributions	-	(.77)	- E	(.06)	(.29)	(1.14)
Net asset value, end of period	$42.30	$27.21	$18.03	$20.55	$25.63	$23.57
Total Return F,G,H	55.46%	55.91%	(12.25)%	(19.66)%	10.08%	16.28%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.20% K	1.22%	1.33%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.20 % K	1.22%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions, if any	1.20% K	1.22%	1.31%	1.35%	1.35%	1.36%
Net investment income (loss)	.09% K	.05%	.09%	.40%	.74% D	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$42,293	$25,723	$17,185	$21,586	$26,201	$24,535
Portfolio turnover rate L	20 % K	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.55	$16.90	$19.36	$24.24	$22.30	$20.07
Income from Investment Operations
Net investment income (loss) B,C	(.07)	(.10)	(.07)	(.01)	.08 D	(.22)
Net realized and unrealized gain (loss)	14.14	9.33	(2.39)	(4.82)	2.05	3.49
Total from investment operations	14.07	9.23	(2.46)	(4.83)	2.13	3.27
Distributions from net investment income	-	(.58)	-	(.05)	(.19)	(1.04)
Total distributions	-	(.58)	-	(.05)	(.19)	(1.04)
Net asset value, end of period	$39.62	$25.55	$16.90	$19.36	$24.24	$22.30
Total Return E,F,G	55.07%	55.18%	(12.71)%	(20.00)%	9.62%	15.81%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.70% J	1.72%	1.79%	1.79%	1.77%	1.78%
Expenses net of fee waivers, if any	1.70 % J	1.72%	1.78%	1.78%	1.77%	1.78%
Expenses net of all reductions, if any	1.70% J	1.72%	1.78%	1.78%	1.77%	1.77%
Net investment income (loss)	(.41)% J	(.45)%	(.38)%	(.03)%	.32% D	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,501	$15,367	$17,177	$27,978	$43,031	$51,195
Portfolio turnover rate K	20 % J	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Gold Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.94	$19.13	$21.88	$27.14	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.12	.15	.14	.23	.36 D	.06
Net realized and unrealized gain (loss)	16.06	10.55	(2.67)	(5.41)	2.27	3.84
Total from investment operations	16.18	10.70	(2.53)	(5.18)	2.63	3.90
Distributions from net investment income	-	(.89)	(.22)	(.08)	(.42)	(1.30)
Total distributions	-	(.89)	(.22)	(.08)	(.42)	(1.30)
Net asset value, end of period	$45.12	$28.94	$19.13	$21.88	$27.14	$24.93
Total Return E,F	55.91%	56.75%	(11.78)%	(19.17)%	10.71%	16.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.68%	.77%	.78%	.76%	.76%
Expenses net of fee waivers, if any	.66 % I	.68%	.76%	.78%	.76%	.76%
Expenses net of all reductions, if any	.66% I	.68%	.76%	.77%	.76%	.75%
Net investment income (loss)	.64% I	.59%	.64%	.97%	1.33% D	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,340,706	$1,279,975	$858,204	$1,229,416	$1,330,602	$1,319,440
Portfolio turnover rate J	20 % I	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.96	$19.14	$21.88	$27.15	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.11	.14	.14	.23	.36 D	.05
Net realized and unrealized gain (loss)	16.06	10.56	(2.67)	(5.42)	2.27	3.85
Total from investment operations	16.17	10.70	(2.53)	(5.19)	2.63	3.90
Distributions from net investment income	-	(.88)	(.21)	(.08)	(.41)	(1.30)
Total distributions	-	(.88)	(.21)	(.08)	(.41)	(1.30)
Net asset value, end of period	$45.13	$28.96	$19.14	$21.88	$27.15	$24.93
Total Return E,F	55.84%	56.70%	(11.75)%	(19.20)%	10.74%	16.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.72%	.76%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.70 % I	.72%	.76%	.77%	.76%	.77%
Expenses net of all reductions, if any	.70% I	.72%	.76%	.77%	.76%	.76%
Net investment income (loss)	.59% I	.55%	.64%	.98%	1.33% D	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$172,087	$103,639	$77,125	$110,224	$152,799	$137,617
Portfolio turnover rate J	20 % I	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.02	$19.16	$21.92	$27.16	$24.94	$22.34
Income from Investment Operations
Net investment income (loss) B,C	.13	.18	.18	.26	.40 D	.09
Net realized and unrealized gain (loss)	16.10	10.58	(2.68)	(5.41)	2.27	3.85
Total from investment operations	16.23	10.76	(2.50)	(5.15)	2.67	3.94
Distributions from net investment income	-	(.90)	(.26)	(.09)	(.45)	(1.34)
Total distributions	-	(.90)	(.26)	(.09)	(.45)	(1.34)
Net asset value, end of period	$45.25	$29.02	$19.16	$21.92	$27.16	$24.94
Total Return E,F	55.93%	56.95%	(11.67)%	(19.07)%	10.88%	17.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.60%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.58 % I	.60%	.62%	.63%	.62%	.64%
Expenses net of all reductions, if any	.58% I	.60%	.62%	.63%	.62%	.62%
Net investment income (loss)	.71% I	.67%	.78%	1.12%	1.47% D	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$81,146	$47,018	$22,164	$93,634	$109,842	$105,293
Portfolio turnover rate J	20 % I	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Consolidated Financial Statements (Unaudited)
For the period ended August 31, 2025

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	19,276,568.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$182,854

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,608,662,290
Gross unrealized depreciation	(30,213,066)
Net unrealized appreciation (depreciation)	$1,578,449,224
Tax cost	$1,374,661,352

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(335,411,572)
Long-term	(1,178,188,297)
Total capital loss carryforward	$(1,513,599,869)

The Fund elected to defer to its next fiscal year approximately $5,784,255 of ordinary losses recognized during the period January 1, 2025 to February 28, 2025.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	514,745,902	217,854,923
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.74
Class M	.74
Class C	.74
Gold	.72
Class I	.71
Class Z	.58

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Gold	.63
Class I	.68
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	182,716	1,634
Class M	.25%	.25%	84,166	-
Class C	.75%	.25%	104,795	12,965
			371,677	14,599

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	59,760
Class M	4,921
Class CA	202
64,883

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Gold Portfolio	1,853

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Gold Portfolio	Borrower	8,000,476	4.57%	21,337

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Gold Portfolio	1,931,757	1,059,592	(14,659)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Gold Portfolio	1,438
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Gold Portfolio	13,978	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Gold Portfolio	10,271,448
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Gold Portfolio
Distributions to shareholders
Class A	$ -	$2,885,863
Class M	-	704,311
Class C	-	353,374
Gold	-	37,378,049
Class I	-	3,191,387
Class Z	-	1,230,520
Total	$ -	$45,743,504
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Gold Portfolio
Class A
Shares sold	1,412,758	990,420	$48,267,485	$25,833,191
Reinvestment of distributions	-	119,693	-	2,856,014
Shares redeemed	(800,415)	(1,016,720)	(27,404,491)	(25,338,876)
Net increase (decrease)	612,343	93,393	$20,862,994	$3,350,329
Class M
Shares sold	219,614	257,970	$7,319,203	$6,390,847
Reinvestment of distributions	-	30,256	-	703,729
Shares redeemed	(165,156)	(296,217)	(5,577,124)	(7,257,920)
Net increase (decrease)	54,458	(7,991)	$1,742,079	$(163,344)
Class C
Shares sold	175,991	132,765	$5,376,498	$3,110,137
Reinvestment of distributions	-	16,111	-	352,347
Shares redeemed	(133,823)	(563,712)	(4,312,869)	(12,846,012)
Net increase (decrease)	42,168	(414,836)	$1,063,629	$(9,383,528)
Gold
Shares sold	24,151,499	18,114,814	$857,857,358	$484,161,040
Reinvestment of distributions	-	1,436,015	-	35,456,241
Shares redeemed	(16,494,589)	(20,198,120)	(589,702,338)	(527,710,794)
Net increase (decrease)	7,656,910	(647,291)	$268,155,020	$(8,093,513)
Class I
Shares sold	1,155,588	1,032,456	$40,717,430	$27,085,510
Reinvestment of distributions	-	126,457	-	3,124,264
Shares redeemed	(921,415)	(1,610,391)	(33,485,944)	(41,802,197)
Net increase (decrease)	234,173	(451,478)	$7,231,486	$(11,592,423)
Class Z
Shares sold	1,119,282	1,800,807	$41,446,975	$47,024,137
Reinvestment of distributions	-	47,724	-	1,181,404
Shares redeemed	(946,319)	(1,384,921)	(34,265,471)	(37,325,449)
Net increase (decrease)	172,963	463,610	$7,181,504	$10,880,092
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Materials Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Wheaton Precious Metals Corp	120,000	12,051,116
CANADA - 5.2%
Materials - 5.2%
Chemicals - 1.4%
Nutrien Ltd (United States)	190,500	10,976,610
Metals & Mining - 3.8%
Agnico Eagle Mines Ltd/CA	61,800	8,910,342
Alamos Gold Inc Class A	140,300	4,274,331
Altius Minerals Corp	425,800	9,295,143
Metalla Royalty & Streaming Ltd (a)	774,400	4,229,075
Orla Mining Ltd (a)	111,000	1,225,295
		27,934,186
TOTAL CANADA		38,910,796
GERMANY - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Orion SA	210,600	2,221,830
UNITED STATES - 88.7%
Materials - 88.7%
Chemicals - 54.5%
Air Products and Chemicals Inc	119,600	35,175,556
Axalta Coating Systems Ltd (a)	494,600	15,461,196
Balchem Corp	93,358	15,132,398
Cabot Corp (b)	61,700	5,032,252
CF Industries Holdings Inc	42,500	3,681,775
Chemours Co/The	445,461	6,860,099
Corteva Inc (b)	473,211	35,107,524
DuPont de Nemours Inc	69,900	5,376,708
Ecolab Inc	226,900	62,860,376
Element Solutions Inc (b)	566,100	14,560,092
Linde PLC	257,286	123,057,322
LyondellBasell Industries NV Class A1	290,600	16,375,310
Mosaic Co/The	1,164,000	38,877,600
Olin Corp	304,900	7,213,934
Scotts Miracle-Gro Co/The	48,900	2,993,658
Sherwin-Williams Co/The	43,900	16,059,937
Tronox Holdings PLC	324,600	1,389,288
		405,215,025
Construction Materials - 10.1%
CRH PLC	272,100	30,733,695
Martin Marietta Materials Inc (b)	37,200	22,930,080
Vulcan Materials Co	73,000	21,254,680
		74,918,455
Containers & Packaging - 9.1%
AptarGroup Inc	100,700	14,024,489
Avery Dennison Corp	53,000	9,097,450
Crown Holdings Inc	87,459	8,691,675
Greif Inc Class A (b)	40,900	2,671,179
International Paper Co	516,300	25,649,784
Smurfit WestRock PLC	153,800	7,283,968
		67,418,545
Metals & Mining - 15.0%
Alcoa Corp	89,400	2,877,786
Cleveland-Cliffs Inc (a)(b)	538,300	5,786,725
Commercial Metals Co	105,500	6,084,185
Freeport-McMoRan Inc	685,600	30,440,640
Hecla Mining Co	629,400	5,356,194
Newmont Corp	313,500	23,324,400
Nucor Corp	161,900	24,079,387
Steel Dynamics Inc	104,900	13,733,508
		111,682,825
TOTAL UNITED STATES		659,234,850
ZAMBIA - 3.3%
Materials - 3.3%
Metals & Mining - 3.3%
First Quantum Minerals Ltd (a)	1,381,200	24,207,583
TOTAL COMMON STOCKS (Cost $504,603,586)		736,626,175

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	6,130,490	6,131,716
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	1,790,146	1,790,325
TOTAL MONEY MARKET FUNDS (Cost $7,922,041)			7,922,041

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $512,525,627)	744,548,216
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,445,656)
NET ASSETS - 100.0%	743,102,560

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,904,522	97,772,551	95,545,357	98,581	-	-	6,131,716	6,130,490	0.0%
Fidelity Securities Lending Cash Central Fund	25,673,070	74,034,334	97,917,079	5,986	-	-	1,790,325	1,790,146	0.0%
Total	29,577,592	171,806,885	193,462,436	104,567	-	-	7,922,041

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	736,626,175	736,626,175	-	-

Money Market Funds	7,922,041	7,922,041	-	-
Total Investments in Securities:	744,548,216	744,548,216	-	-
Materials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $78,620,837) - See accompanying schedule:
Unaffiliated issuers (cost $504,603,586)	$736,626,175
Fidelity Central Funds (cost $7,922,041)	7,922,041

Total Investment in Securities (cost $512,525,627)		$744,548,216
Cash		32,927
Foreign currency held at value (cost $18,612)		18,751
Receivable for fund shares sold		299,782
Dividends receivable		1,415,899
Distributions receivable from Fidelity Central Funds		22,052
Prepaid expenses		998
Other receivables		240,776
Total assets		746,579,401
Liabilities
Payable for investments purchased	$373,856
Payable for fund shares redeemed	595,099
Accrued management fee	406,564
Distribution and service plan fees payable	38,479
Deferred trustees payable	240,776
Other payables and accrued expenses	31,742
Collateral on securities loaned	1,790,325
Total liabilities		3,476,841
Net Assets		$743,102,560
Net Assets consist of:
Paid in capital		$512,627,033
Total accumulated earnings (loss)		230,475,527
Net Assets		$743,102,560

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($94,046,511 ÷ 1,012,204 shares)(a)		$92.91
Maximum offering price per share (100/94.25 of $92.91)		$98.58
Class M :
Net Asset Value and redemption price per share ($30,401,214 ÷ 332,489 shares)(a)		$91.44
Maximum offering price per share (100/96.50 of $91.44)		$94.76
Class C :
Net Asset Value and offering price per share ($8,508,508 ÷ 96,662 shares)(a)		$88.02
Materials :
Net Asset Value, offering price and redemption price per share ($444,124,811 ÷ 4,737,577 shares)		$93.75
Class I :
Net Asset Value, offering price and redemption price per share ($112,425,829 ÷ 1,202,091 shares)		$93.53
Class Z :
Net Asset Value, offering price and redemption price per share ($53,595,687 ÷ 574,050 shares)		$93.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$5,502,716
Income from Fidelity Central Funds (including $5,986 from security lending)		104,567
Total income		5,607,283
Expenses
Management fee	$2,430,049
Distribution and service plan fees	229,395
Custodian fees and expenses	7,853
Independent trustees' fees and expenses	1,354
Registration fees	45,524
Audit fees	26,515
Legal	172
Miscellaneous	1,824
Total expenses before reductions	2,742,686
Expense reductions	(282)
Total expenses after reductions		2,742,404
Net Investment income (loss)		2,864,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,946,711)
Foreign currency transactions	4,804
Total net realized gain (loss)		(1,941,907)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,250,902
Assets and liabilities in foreign currencies	34,138
Total change in net unrealized appreciation (depreciation)		43,285,040
Net gain (loss)		41,343,133
Net increase (decrease) in net assets resulting from operations		$44,208,012
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,864,879	$6,969,214
Net realized gain (loss)	(1,941,907)	56,188,802
Change in net unrealized appreciation (depreciation)	43,285,040	(59,287,787)
Net increase (decrease) in net assets resulting from operations	44,208,012	3,870,229
Distributions to shareholders	-	(87,300,032)

Share transactions - net increase (decrease)	(58,106,572)	(29,160,109)

Total increase (decrease) in net assets	(13,898,560)	(112,589,912)

Net Assets
Beginning of period	757,001,120	869,591,032
End of period	$743,102,560	$757,001,120

Financial Highlights
Fidelity Advisor® Materials Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$87.38	$97.67	$99.98	$102.68	$87.03	$59.39
Income from Investment Operations
Net investment income (loss) B,C	.25	.58	1.01	.79	.46	.33
Net realized and unrealized gain (loss)	5.28	(.69)	1.70	(.54)	15.77	27.72
Total from investment operations	5.53	(.11)	2.71	.25	16.23	28.05
Distributions from net investment income	-	(.70)	(1.06)	(.80)	(.58)	(.41)
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(10.18)	(5.02)	(2.95)	(.58)	(.41)
Net asset value, end of period	$92.91	$87.38	$97.67	$99.98	$102.68	$87.03
Total Return D,E,F	6.33%	(.06)%	2.88%	.39%	18.64%	47.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	.99%	1.03%	1.03%	1.03%	1.08%
Expenses net of fee waivers, if any	.99 % I	.99%	1.02%	1.03%	1.03%	1.08%
Expenses net of all reductions, if any	.99% I	.99%	1.02%	1.03%	1.03%	1.08%
Net investment income (loss)	.57% I	.60%	1.07%	.81%	.46%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$94,047	$95,277	$109,696	$124,777	$138,219	$101,238
Portfolio turnover rate J	49 % I	65%	51% K	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$86.10	$96.39	$98.77	$101.52	$86.14	$58.84
Income from Investment Operations
Net investment income (loss) B,C	.14	.34	.77	.54	.20	.14
Net realized and unrealized gain (loss)	5.20	(.67)	1.67	(.53)	15.59	27.42
Total from investment operations	5.34	(.33)	2.44	.01	15.79	27.56
Distributions from net investment income	-	(.48)	(.86)	(.61)	(.41)	(.26)
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(9.96)	(4.82)	(2.76)	(.41)	(.26)
Net asset value, end of period	$91.44	$86.10	$96.39	$98.77	$101.52	$86.14
Total Return D,E,F	6.20%	(.30)%	2.63%	.15%	18.32%	46.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.24% I	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of fee waivers, if any	1.24 % I	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of all reductions, if any	1.24% I	1.24%	1.27%	1.28%	1.29%	1.36%
Net investment income (loss)	.32% I	.35%	.82%	.56%	.20%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,401	$30,144	$33,182	$38,570	$37,100	$24,768
Portfolio turnover rate J	49 % I	65%	51% K	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$83.09	$93.33	$95.85	$98.63	$83.76	$57.30
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.13)	.29	.06	(.28)	(.18)
Net realized and unrealized gain (loss)	5.01	(.63)	1.60	(.53)	15.15	26.64
Total from investment operations	4.93	(.76)	1.89	(.47)	14.87	26.46
Distributions from net investment income	-	-	(.45)	(.16)	-	-
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(9.48)	(4.41)	(2.31)	-	-
Net asset value, end of period	$88.02	$83.09	$93.33	$95.85	$98.63	$83.76
Total Return D,E,F	5.93%	(.80)%	2.11%	(.36)%	17.75%	46.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.74% I	1.74%	1.78%	1.78%	1.78%	1.83%
Expenses net of fee waivers, if any	1.74 % I	1.74%	1.77%	1.78%	1.78%	1.83%
Expenses net of all reductions, if any	1.74% I	1.74%	1.77%	1.78%	1.78%	1.83%
Net investment income (loss)	(.18)% I	(.15)%	.32%	.06%	(.29)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,509	$9,581	$13,269	$17,053	$21,261	$23,296
Portfolio turnover rate J	49 % I	65%	51% K	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Materials Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$88.03	$98.34	$100.63	$103.29	$87.46	$59.63
Income from Investment Operations
Net investment income (loss) B,C	.38	.88	1.28	1.07	.75	.53
Net realized and unrealized gain (loss)	5.34	(.72)	1.72	(.55)	15.86	27.87
Total from investment operations	5.72	.16	3.00	.52	16.61	28.40
Distributions from net investment income	-	(.99)	(1.33)	(1.03)	(.78)	(.57)
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(10.47)	(5.29)	(3.18)	(.78)	(.57)
Net asset value, end of period	$93.75	$88.03	$98.34	$100.63	$103.29	$87.46
Total Return D,E	6.50%	.24%	3.17%	.67%	18.98%	47.68%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H	.70%	.76%	.76%	.75%	.80%
Expenses net of fee waivers, if any	.69 % H	.69%	.75%	.75%	.74%	.80%
Expenses net of all reductions, if any	.69% H	.69%	.75%	.75%	.74%	.80%
Net investment income (loss)	.86% H	.90%	1.34%	1.09%	.75%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$444,125	$446,690	$516,428	$603,330	$645,773	$533,073
Portfolio turnover rate I	49 % H	65%	51% J	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$87.84	$98.13	$100.42	$103.07	$87.29	$59.52
Income from Investment Operations
Net investment income (loss) B,C	.36	.85	1.28	1.06	.74	.55
Net realized and unrealized gain (loss)	5.33	(.71)	1.71	(.54)	15.83	27.80
Total from investment operations	5.69	.14	2.99	.52	16.57	28.35
Distributions from net investment income	-	(.95)	(1.32)	(1.02)	(.79)	(.58)
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(10.43)	(5.28)	(3.17)	(.79)	(.58)
Net asset value, end of period	$93.53	$87.84	$98.13	$100.42	$103.07	$87.29
Total Return D,E	6.48%	.21%	3.16%	.66%	18.97%	47.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72% H	.72%	.75%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.72 % H	.72%	.75%	.76%	.75%	.78%
Expenses net of all reductions, if any	.72% H	.72%	.75%	.76%	.75%	.78%
Net investment income (loss)	.83% H	.87%	1.34%	1.08%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$112,426	$123,039	$144,811	$208,630	$238,282	$190,132
Portfolio turnover rate I	49 % H	65%	51% J	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$87.63	$97.99	$100.27	$102.92	$87.14	$59.40
Income from Investment Operations
Net investment income (loss) B,C	.42	.98	1.41	1.20	.88	.67
Net realized and unrealized gain (loss)	5.31	(.71)	1.72	(.54)	15.81	27.75
Total from investment operations	5.73	.27	3.13	.66	16.69	28.42
Distributions from net investment income	-	(1.15)	(1.45)	(1.16)	(.91)	(.68)
Distributions from net realized gain	-	(9.48)	(3.96)	(2.15)	-	-
Total distributions	-	(10.63)	(5.41)	(3.31)	(.91)	(.68)
Net asset value, end of period	$93.36	$87.63	$97.99	$100.27	$102.92	$87.14
Total Return D,E	6.54%	.35%	3.32%	.81%	19.14%	47.92%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58% H	.59%	.61%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58 % H	.58%	.61%	.61%	.62%	.64%
Expenses net of all reductions, if any	.58% H	.58%	.61%	.61%	.62%	.63%
Net investment income (loss)	.97% H	1.01%	1.48%	1.23%	.88%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$53,596	$52,271	$52,204	$104,940	$73,790	$47,051
Portfolio turnover rate I	49 % H	65%	51% J	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2025

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Materials Portfolio	$240,776

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$240,203,065
Gross unrealized depreciation	(9,465,105)
Net unrealized appreciation (depreciation)	$230,737,960
Tax cost	$513,810,256

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	174,891,526	232,554,410
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.70
Class I	.70
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Materials	.67
Class I	.70
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	113,470	235
Class M	.25%	.25%	72,794	-
Class C	.75%	.25%	43,131	3,196
			229,395	3,431

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,104
Class M	349
Class CA	10
5,463

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Materials Portfolio	6,285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Materials Portfolio	762,282	4,599,596	(221,970)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Materials Portfolio	571
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Materials Portfolio	687	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Materials Portfolio	78,480,177
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $282.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Materials Portfolio
Distributions to shareholders
Class A	$ -	$10,813,043
Class M	-	3,288,055
Class C	-	1,168,949
Materials	-	52,169,704
Class I	-	14,006,274
Class Z	-	5,854,007
Total	$ -	$87,300,032
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Materials Portfolio
Class A
Shares sold	39,416	101,839	$3,409,734	$9,765,842
Reinvestment of distributions	-	118,388	-	10,552,649
Shares redeemed	(117,574)	(253,016)	(10,120,505)	(24,259,919)
Net increase (decrease)	(78,158)	(32,789)	$(6,710,771)	$(3,941,428)
Class M
Shares sold	11,742	35,487	$1,008,094	$3,341,734
Reinvestment of distributions	-	37,238	-	3,271,446
Shares redeemed	(29,361)	(66,875)	(2,497,129)	(6,373,507)
Net increase (decrease)	(17,619)	5,850	$(1,489,035)	$239,673
Class C
Shares sold	1,156	16,111	$110,890	$1,434,178
Reinvestment of distributions	-	13,270	-	1,135,285
Shares redeemed	(19,796)	(56,247)	(1,625,221)	(5,110,764)
Net increase (decrease)	(18,640)	(26,866)	$(1,514,331)	$(2,541,301)
Materials
Shares sold	172,972	369,772	$15,121,371	$36,141,504
Reinvestment of distributions	-	532,290	-	47,771,379
Shares redeemed	(509,485)	(1,079,544)	(44,444,814)	(104,030,688)
Net increase (decrease)	(336,513)	(177,482)	$(29,323,443)	$(20,117,805)
Class I
Shares sold	119,510	271,097	$10,353,813	$25,689,035
Reinvestment of distributions	-	148,118	-	13,285,600
Shares redeemed	(318,124)	(494,257)	(27,532,256)	(47,603,524)
Net increase (decrease)	(198,614)	(75,042)	$(17,178,443)	$(8,628,889)
Class Z
Shares sold	49,793	96,671	$4,363,550	$9,379,406
Reinvestment of distributions	-	59,682	-	5,307,494
Shares redeemed	(72,255)	(92,617)	(6,254,099)	(8,857,259)
Net increase (decrease)	(22,462)	63,736	$(1,890,549)	$5,829,641
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Chemicals Portfolio and Materials Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund, or each class of the fund, as applicable, receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of each fund (or the retail class for Gold Portfolio and Materials Portfolio), the Board considered the effective management fee rate for the fund or the retail class, as applicable, from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees (for Gold Portfolio and Materials Portfolio). The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, the data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate (or the management fee rate of the retail class for Gold Portfolio and Materials Portfolio) ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
For Gold Portfolio and Materials Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.846035.118
SELMT-SANN-1025
Fidelity® Select Portfolios®
Information Technology Sector

Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio

Semi-Annual Report
August 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Enterprise Technology Services Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.4%
	Shares	Value ($)
IRELAND - 3.5%
Information Technology - 3.5%
IT Services - 3.5%
Accenture PLC Class A	209,180	54,380,525
UNITED STATES - 96.9%
Financials - 52.7%
Financial Services - 52.7%
Affirm Holdings Inc Class A (a)(b)	384,500	34,012,870
Block Inc Class A (a)	313,600	24,975,104
Fidelity National Information Services Inc	116,400	8,125,884
Fiserv Inc (a)	188,917	26,104,551
Mastercard Inc Class A	550,800	327,885,732
Paymentus Holdings Inc Class A (a)	569,200	22,158,956
PayPal Holdings Inc (a)	348,940	24,492,099
Toast Inc Class A (a)	832,500	37,545,750
Visa Inc Class A	841,548	296,039,755
		801,340,701
Industrials - 16.3%
Professional Services - 16.3%
Automatic Data Processing Inc	240,175	73,025,209
ExlService Holdings Inc (a)(b)	1,250,993	54,768,474
Genpact Ltd	785,441	35,611,894
Paycom Software Inc (b)	205,600	46,702,040
SS&C Technologies Holdings Inc (b)	423,300	37,529,778
		247,637,395
Information Technology - 27.9%
IT Services - 26.4%
Cloudflare Inc Class A (a)(b)	265,200	55,349,892
Gartner Inc (a)	8,800	2,210,472
GoDaddy Inc Class A (a)	211,900	31,426,889
IBM Corporation	540,900	131,703,741
Kyndryl Holdings Inc (a)	2,045,000	65,010,550
Okta Inc Class A (a)	338,200	31,374,814
Snowflake Inc (a)(b)	227,400	54,271,284
Twilio Inc Class A (a)(b)	292,600	30,901,486
		402,249,128
Software - 1.5%
Datadog Inc Class A (a)	161,500	22,073,820
TOTAL INFORMATION TECHNOLOGY		424,322,948

TOTAL UNITED STATES		1,473,301,044
TOTAL COMMON STOCKS (Cost $772,702,907)		1,527,681,569

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $37,908,865)	4.36	37,905,074	37,908,865

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $810,611,772)	1,565,590,434
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(44,423,570)
NET ASSETS - 100.0%	1,521,166,864

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,756	111,977,427	112,095,183	43,084	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	2,090,255	966,003,352	930,184,742	6,111	-	-	37,908,865	37,905,074	0.1%
Total	2,208,011	1,077,980,779	1,042,279,925	49,195	-	-	37,908,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	801,340,701	801,340,701	-	-
Industrials	247,637,395	247,637,395	-	-
Information Technology	478,703,473	478,703,473	-	-

Money Market Funds	37,908,865	37,908,865	-	-
Total Investments in Securities:	1,565,590,434	1,565,590,434	-	-
Enterprise Technology Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $81,288,671) - See accompanying schedule:
Unaffiliated issuers (cost $772,702,907)	$1,527,681,569
Fidelity Central Funds (cost $37,908,865)	37,908,865

Total Investment in Securities (cost $810,611,772)		$1,565,590,434
Cash		357
Receivable for fund shares sold		106,186
Dividends receivable		1,524,265
Distributions receivable from Fidelity Central Funds		9,484
Prepaid expenses		2,191
Other receivables		14,199
Total assets		1,567,247,116
Liabilities
Payable for fund shares redeemed	$1,275,402
Accrued management fee	797,325
Notes payable to affiliates	6,085,000
Other payables and accrued expenses	29,750
Collateral on securities loaned	37,892,775
Total liabilities		46,080,252
Net Assets		$1,521,166,864
Net Assets consist of:
Paid in capital		$682,799,774
Total accumulated earnings (loss)		838,367,090
Net Assets		$1,521,166,864
Net Asset Value, offering price and redemption price per share ($1,521,166,864 ÷ 28,379,670 shares)		$53.60
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$5,760,844
Income from Fidelity Central Funds (including $6,111 from security lending)		49,195
Total income		5,810,039
Expenses
Management fee	$5,200,287
Custodian fees and expenses	14,943
Independent trustees' fees and expenses	3,114
Registration fees	15,499
Audit fees	27,105
Legal	917
Interest	11,775
Miscellaneous	3,905
Total expenses		5,277,545
Net Investment income (loss)		532,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	84,604,722
Total net realized gain (loss)		84,604,722
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(180,376,268)
Assets and liabilities in foreign currencies	(115)
Total change in net unrealized appreciation (depreciation)		(180,376,383)
Net gain (loss)		(95,771,661)
Net increase (decrease) in net assets resulting from operations		$(95,239,167)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,494	$1,438,685
Net realized gain (loss)	84,604,722	415,574,864
Change in net unrealized appreciation (depreciation)	(180,376,383)	(207,466,910)
Net increase (decrease) in net assets resulting from operations	(95,239,167)	209,546,639
Distributions to shareholders	(186,822,767)	(305,007,902)

Share transactions
Proceeds from sales of shares	35,452,162	60,805,283
Reinvestment of distributions	174,831,383	284,701,874
Cost of shares redeemed	(213,339,259)	(515,057,791)

Net increase (decrease) in net assets resulting from share transactions	(3,055,714)	(169,550,634)
Total increase (decrease) in net assets	(285,117,648)	(265,011,897)

Net Assets
Beginning of period	1,806,284,512	2,071,296,409
End of period	$1,521,166,864	$1,806,284,512

Other Information
Shares
Sold	634,330	968,553
Issued in reinvestment of distributions	3,475,083	4,668,986
Redeemed	(3,900,673)	(8,447,276)
Net increase (decrease)	208,740	(2,809,737)

Financial Highlights
Enterprise Technology Services Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$64.12	$66.86	$55.16	$70.27	$93.94	$73.62
Income from Investment Operations
Net investment income (loss) B,C	.02	.05	- D	.02	(.27)	(.09)
Net realized and unrealized gain (loss)	(3.76)	8.28	14.08	(7.56)	(10.44)	25.34
Total from investment operations	(3.74)	8.33	14.08	(7.54)	(10.71)	25.25
Distributions from net investment income	(.02)	(.04)	- D	(.01)	-	(.01)
Distributions from net realized gain	(6.76)	(11.03)	(2.37)	(7.55)	(12.96)	(4.93)
Total distributions	(6.78)	(11.07)	(2.38) E	(7.57) E	(12.96)	(4.93) E
Net asset value, end of period	$53.60	$64.12	$66.86	$55.16	$70.27	$93.94
Total Return F,G	(5.14) %	14.01%	25.85%	(11.88)%	(13.31)%	34.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J	.66%	.73%	.73%	.70%	.72%
Expenses net of fee waivers, if any	.65 % J	.66%	.72%	.73%	.70%	.72%
Expenses net of all reductions, if any	.65% J	.66%	.72%	.73%	.70%	.72%
Net investment income (loss)	.07% J	.08%	.01%	.03%	(.29)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,521,167	$1,806,285	$2,071,296	$2,086,468	$2,873,839	$4,135,311
Portfolio turnover rate K	66 % J	63%	35%	43%	41%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Semiconductors Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
ISRAEL - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Nova Ltd (b)(c)(d)	1,928,080	507,740,587
JAPAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems Inc (b)(c)(d)	13,589,321	419,230,553
Kioxia Holdings Corp (b)(c)	5,007,400	86,320,984

TOTAL JAPAN		505,551,537
NETHERLANDS - 7.2%
Information Technology - 7.2%
Semiconductors & Semiconductor Equipment - 7.2%
NXP Semiconductors NV	7,127,988	1,674,007,982
TAIWAN - 5.3%
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 5.3%
Silicon Motion Technology Corp ADR	1,220,400	97,241,472
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,928,639	1,137,874,886

TOTAL TAIWAN		1,235,116,358
UNITED STATES - 78.7%
Information Technology - 78.7%
Electronic Equipment, Instruments & Components - 0.2%
Aeva Technologies Inc (c)	219,560	3,250,586
Coherent Corp (c)	653,962	59,163,942
		62,414,528
Semiconductors & Semiconductor Equipment - 75.5%
Advanced Micro Devices Inc (c)	1,430,100	232,577,163
Alpha & Omega Semiconductor Ltd (b)(c)	513,296	14,767,526
Astera Labs Inc (c)	4,513,058	822,279,168
Broadcom Inc	11,457,052	3,407,212,694
Entegris Inc	1,605,218	134,420,955
GlobalFoundries Inc (c)	23,849,360	796,330,130
Impinj Inc (b)(c)	1,410,366	264,401,314
Lam Research Corp	10,240,657	1,025,601,799
MACOM Technology Solutions Holdings Inc (c)	3,041,164	389,725,167
Marvell Technology Inc	17,200,295	1,081,296,545
Micron Technology Inc	9,690,365	1,153,250,339
Monolithic Power Systems Inc	1,373,931	1,148,276,573
NVIDIA Corp	33,247,980	5,791,133,156
ON Semiconductor Corp (c)(d)	23,003,190	1,140,728,192
Synaptics Inc (c)	1,366,828	95,486,604
Wolfspeed Inc (b)(c)	418,400	518,816
		17,498,006,141
Software - 0.0%
Celestial AI Inc (e)(f)	26,549	484,785
Technology Hardware, Storage & Peripherals - 3.0%
Western Digital Corp	8,536,415	685,815,581
TOTAL UNITED STATES		18,246,721,035
TOTAL COMMON STOCKS (Cost $10,792,154,452)		22,169,137,499

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (e)(f)	144,600	7,986,258
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (e)(f)	1,368,700	10,812,730
Element Labs Inc Series B (e)(f)	585,300	5,138,934

TOTAL ISRAEL		15,951,664
UNITED STATES - 0.6%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(e)(f)	85,500	1,126,890
Tenstorrent Holdings Inc Series C1 (c)(e)(f)	17,041	1,227,293
Tenstorrent Holdings Inc Series D1 (c)(e)(f)	149,736	11,450,312
Tenstorrent Holdings Inc Series D2 (c)(e)(f)	8,522	627,986
		14,432,481
Industrials - 0.1%
Electrical Equipment - 0.1%
Empower Semiconductor Inc Series D (e)(f)	1,632,993	13,112,934
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (c)(e)(f)	1,078,255	17,974,511
Menlo Microsystems Inc Series C (c)(e)(f)	739,500	406,725
		18,381,236
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (c)(e)(f)	444,283	11,751,285
Alif Semiconductor Series D (e)(f)	322,100	9,070,336
Danger Devices Inc Series B (e)(f)	7,867,300	7,159,243
Retym Inc Series C (c)(e)(f)	458,946	4,786,807
Retym Inc Series D (e)(f)	113,854	1,252,394
SiMa Technologies Inc Series B (c)(e)(f)	309,900	1,967,865
SiMa Technologies Inc Series B1 (c)(e)(f)	163,147	1,212,182
		37,200,112
Software - 0.0%
Celestial AI Inc Series A (e)(f)	169,279	3,091,035
Celestial AI Inc Series B (e)(f)	127,379	2,325,940
Celestial AI Inc Series C1 (e)(f)	510,250	9,317,165
Lyte Ai Inc Series B (c)(e)(f)	246,000	2,787,180
		17,521,320
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(e)(f)	271,273	12,795,948
Lightmatter Inc Series C2 (c)(e)(f)	42,610	2,081,072
Lightmatter Inc Series D (e)(f)	166,400	10,852,608
		25,729,628
TOTAL INFORMATION TECHNOLOGY		98,832,296

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(e)(f)	189,999	5,012,173
TOTAL UNITED STATES		131,389,884
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $136,316,465)		155,327,806

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (e)(f)	483,014	583,749
SiMa Technologies Inc 7.5% 12/31/2027 (e)(f)	3,677,300	3,816,149

TOTAL PREFERRED SECURITIES (Cost $4,160,314)		4,399,898

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	141,790,779	141,819,137
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	172,640,063	172,657,327
TOTAL MONEY MARKET FUNDS (Cost $314,476,464)			314,476,464

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $11,247,107,695)	22,643,341,667
NET OTHER ASSETS (LIABILITIES) - 2.3%	542,212,194
NET ASSETS - 100.0%	23,185,553,861

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,212,489 or 0.7% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,091,048

Alif Semiconductor Series C	3/8/2022	9,018,296

Alif Semiconductor Series D	4/11/2025	8,702,208

Celestial AI Inc	2/25/2025	393,342

Celestial AI Inc Series A	2/25/2025	2,507,987

Celestial AI Inc Series B	2/25/2025	1,887,209

Celestial AI Inc Series C1	2/25/2025	8,893,760

Danger Devices Inc Series B	3/5/2025	7,084,504

Diamond Foundry Inc Series C	3/15/2021	4,559,976

Element Labs Inc Series A	2/11/2025	5,048,584

Element Labs Inc Series B	6/27/2025	5,138,290

Empower Semiconductor Inc Series D	6/27/2025	13,106,075

Frore Systems Inc Series C	5/10/2024	17,327,989

Lightmatter Inc Series C1	5/19/2023	4,464,286

Lightmatter Inc Series C2	12/18/2023	1,107,937

Lightmatter Inc Series D	10/11/2024	13,350,355

Lyte Ai Inc Series B	8/13/2024	3,120,781

Menlo Microsystems Inc Series C	2/9/2022	980,207

Retym Inc Series C	5/17/2023 - 6/20/2023	3,571,426

Retym Inc Series D	1/29/2025	1,205,372

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	483,014

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	3,677,300

SiMa Technologies Inc Series B	5/10/2021	1,588,981

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,156,859

Taalas Inc Series B	2/19/2025	7,940,478

Tenstorrent Holdings Inc Series C1	4/23/2021	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/2024	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	416,653,803	4,292,624,334	4,567,458,999	2,936,084	-	(1)	141,819,137	141,790,779	0.3%
Fidelity Securities Lending Cash Central Fund	240,735,953	1,165,383,406	1,233,462,032	814,591	-	-	172,657,327	172,640,063	0.6%
Total	657,389,756	5,458,007,740	5,800,921,031	3,750,675	-	(1)	314,476,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allegro MicroSystems Inc	198,618,117	120,983,388	-	-	-	99,629,048	419,230,553	13,589,321
Nova Ltd	414,343,951	52,175,111	6,446,877	-	(2,707,216)	50,375,618	507,740,587	1,928,080
ON Semiconductor Corp	933,621,901	330,702,173	175,735,337	-	(39,869,558)	92,009,013	1,140,728,192	23,003,190
Total	1,546,583,969	503,860,672	182,182,214	-	(42,576,774)	242,013,679	2,067,699,332

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	22,169,137,499	22,082,331,730	86,320,984	484,785

Convertible Preferred Stocks
Financials	14,432,481	-	-	14,432,481
Industrials	29,064,598	-	-	29,064,598
Information Technology	106,818,554	-	-	106,818,554
Materials	5,012,173	-	-	5,012,173

Preferred Securities
Information Technology	4,399,898	-	-	4,399,898

Money Market Funds	314,476,464	314,476,464	-	-
Total Investments in Securities:	22,643,341,667	22,396,808,194	86,320,984	160,212,489
Semiconductors Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,635,164) - See accompanying schedule:
Unaffiliated issuers (cost $9,247,715,492)	$20,261,165,871
Fidelity Central Funds (cost $314,476,464)	314,476,464
Other affiliated issuers (cost $1,684,915,739)	2,067,699,332

Total Investment in Securities (cost $11,247,107,695)		$22,643,341,667
Receivable for investments sold		743,286,385
Receivable for fund shares sold		23,677,665
Distributions receivable from Fidelity Central Funds		742,988
Prepaid expenses		30,036
Other receivables		718,592
Total assets		23,411,797,333
Liabilities
Payable for investments purchased	$24,112,350
Payable for fund shares redeemed	17,019,769
Accrued management fee	11,689,451
Other payables and accrued expenses	764,575
Collateral on securities loaned	172,657,327
Total liabilities		226,243,472
Net Assets		$23,185,553,861
Net Assets consist of:
Paid in capital		$11,547,820,855
Total accumulated earnings (loss)		11,637,733,006
Net Assets		$23,185,553,861
Net Asset Value, offering price and redemption price per share ($23,185,553,861 ÷ 621,321,335 shares)		$37.32
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$48,730,882
Income from Fidelity Central Funds (including $814,591 from security lending)		3,750,675
Total income		52,481,557
Expenses
Management fee	$59,625,970
Custodian fees and expenses	41,234
Independent trustees' fees and expenses	35,588
Registration fees	149,556
Audit fees	26,687
Legal	4,869
Interest	19,618
Miscellaneous	44,567
Total expenses		59,948,089
Net Investment income (loss)		(7,466,532)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	479,108,676
Affiliated issuers	(42,576,774)
Total net realized gain (loss)		436,531,902
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,946,382,938
Fidelity Central Funds	(1)
Other affiliated issuers	242,013,679
Total change in net unrealized appreciation (depreciation)		4,188,396,616
Net gain (loss)		4,624,928,518
Net increase (decrease) in net assets resulting from operations		$4,617,461,986
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,466,532)	$(16,469,704)
Net realized gain (loss)	436,531,902	1,662,847,165
Change in net unrealized appreciation (depreciation)	4,188,396,616	54,162,985
Net increase (decrease) in net assets resulting from operations	4,617,461,986	1,700,540,446
Distributions to shareholders	(826,477,474)	(790,458,959)

Share transactions
Proceeds from sales of shares	2,112,457,527	6,975,631,349
Reinvestment of distributions	765,423,916	732,460,191
Cost of shares redeemed	(2,707,762,975)	(5,119,939,051)

Net increase (decrease) in net assets resulting from share transactions	170,118,468	2,588,152,489
Total increase (decrease) in net assets	3,961,102,980	3,498,233,976

Net Assets
Beginning of period	19,224,450,881	15,726,216,905
End of period	$23,185,553,861	$19,224,450,881

Other Information
Shares
Sold	65,647,841	209,724,121
Issued in reinvestment of distributions	31,001,374	21,851,438
Redeemed	(88,807,758)	(154,884,824)
Net increase (decrease)	7,841,457	76,690,735

Financial Highlights
Semiconductors Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.34	$29.30	$18.57	$20.23	$17.59	$11.47
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.03)	.01	.03	.01	.07
Net realized and unrealized gain (loss)	7.39	3.40	12.47	(.71)	4.30	7.37
Total from investment operations	7.38	3.37	12.48	(.68)	4.31	7.44
Distributions from net investment income	-	-	(.02)	(.03)	(.01)	(.08)
Distributions from net realized gain	(1.40)	(1.33)	(1.72)	(.95)	(1.66)	(1.24)
Total distributions	(1.40)	(1.33)	(1.75) D	(.98)	(1.67)	(1.32)
Net asset value, end of period	$37.32	$31.34	$29.30	$18.57	$20.23	$17.59
Total Return E,F	25.82%	11.22%	69.34%	(2.91)%	24.57%	70.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.62%	.68%	.69%	.68%	.70%
Expenses net of fee waivers, if any	.61 % I	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions, if any	.61% I	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.08)% I	(.08)%	.04%	.17%	.03%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$23,185,554	$19,224,451	$15,726,217	$7,764,453	$8,426,923	$5,717,786
Portfolio turnover rate J	68 % I	59%	32%	35%	33%	87%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Software and IT Services Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Shopify Inc Class A (United States) (a)	671,560	94,877,997
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	25,200	2
TOTAL CANADA		94,877,999
FRANCE - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Capgemini SE	557,000	79,221,789
IRELAND - 2.0%
Information Technology - 2.0%
IT Services - 2.0%
Accenture PLC Class A	772,600	200,852,822
ISRAEL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (a)	34,200	4,824,935
UNITED STATES - 96.0%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Alphabet Inc Class A	264,300	56,272,113
Meta Platforms Inc Class A	200	147,740
ZoomInfo Technologies Inc (a)	8,544,869	93,139,072
		149,558,925
Consumer Discretionary - 2.1%
Broadline Retail - 2.1%
Amazon.com Inc (a)	923,080	211,385,320
Financials - 0.4%
Financial Services - 0.4%
Block Inc Class A (a)	45,999	3,663,360
Toast Inc Class A (a)	950,996	42,889,920
		46,553,280
Information Technology - 92.0%
IT Services - 12.5%
Cloudflare Inc Class A (a)	918,749	191,752,104
Cognizant Technology Solutions Corp Class A	1,173,200	84,763,700
EPAM Systems Inc (a)	409,125	72,153,285
IBM Corporation	182,300	44,388,227
MongoDB Inc Class A (a)	736,800	232,541,448
Okta Inc Class A (a)	1,814,791	168,358,161
Snowflake Inc (a)	1,015,700	242,406,962
Twilio Inc Class A (a)	2,351,456	248,337,268
		1,284,701,155
Software - 79.5%
Adobe Inc (a)	887,900	316,713,930
Amplitude Inc Class A (a)	850,776	9,724,370
AppLovin Corp Class A (a)	379,466	181,608,633
Atlassian Corp Class A (a)	1,500,254	266,715,156
Autodesk Inc (a)	1,254,805	394,887,134
BILL Holdings Inc (a)	959,000	44,516,780
BlackLine Inc (a)(c)	1,871,100	101,731,707
Cadence Design Systems Inc (a)	264,700	92,758,821
Confluent Inc Class A (a)	2,143,485	42,569,612
Crowdstrike Holdings Inc Class A (a)	136,986	58,040,968
CyberArk Software Ltd (a)	57,400	26,017,124
Datadog Inc Class A (a)	2,417,813	330,466,681
Dynatrace Inc (a)	1,065,800	53,929,480
Elastic NV (a)	451,753	38,426,110
Fair Isaac Corp (a)	26,474	40,283,897
Five9 Inc (a)	3,646,488	98,163,457
Gen Digital Inc	582,418	17,589,024
HubSpot Inc (a)	381,517	184,337,569
Intuit Inc	600,751	400,700,917
Klaviyo Inc Class A (a)	4,064,500	131,852,380
Microsoft Corp	5,020,802	2,543,990,165
Monday.com Ltd (a)	348,925	67,342,525
Oracle Corp	1,613,427	364,844,248
Palantir Technologies Inc Class A (a)	1,508,678	236,424,929
Palo Alto Networks Inc (a)	2,559,764	487,686,237
Pivotal Software Inc Class A rights (a)(b)	3,336,600	33
PTC Inc (a)	243,189	51,920,852
Salesforce Inc	2,390,984	612,689,650
Samsara Inc Class A (a)	2,029,500	73,346,130
Servicenow Inc (a)	174,124	159,751,805
Synopsys Inc (a)	540,540	326,226,701
Tenable Holdings Inc (a)	964,509	29,822,618
Unity Software Inc (a)	3,044,885	119,998,918
Workday Inc Class A (a)	255,900	59,066,838
Workiva Inc Class A (a)	219,970	18,090,333
Zscaler Inc (a)	564,740	156,461,217
		8,138,696,949
TOTAL INFORMATION TECHNOLOGY		9,423,398,104

TOTAL UNITED STATES		9,830,895,629
TOTAL COMMON STOCKS (Cost $5,168,090,398)		10,210,673,174

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	30,045,589	30,051,598
Fidelity Securities Lending Cash Central Fund (d)(e)	4.36	1,071,043	1,071,150
TOTAL MONEY MARKET FUNDS (Cost $31,122,748)			31,122,748

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,199,213,146)	10,241,795,922
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,191,909
NET ASSETS - 100.0%	10,243,987,831

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,556,079	433,205,484	493,709,965	534,837	-	-	30,051,598	30,045,589	0.1%
Fidelity Securities Lending Cash Central Fund	1,394,375	196,862,115	197,185,340	4,138	-	-	1,071,150	1,071,043	0.0%
Total	91,950,454	630,067,599	690,895,305	538,975	-	-	31,122,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Five9 Inc	126,048,400	44,947,928	41,416,473	-	(57,599,796)	26,183,398	-	-
Total	126,048,400	44,947,928	41,416,473	-	(57,599,796)	26,183,398	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	149,558,925	149,558,925	-	-
Consumer Discretionary	211,385,320	211,385,320	-	-
Financials	46,553,280	46,553,280	-	-
Information Technology	9,803,175,649	9,723,953,825	79,221,789	35

Money Market Funds	31,122,748	31,122,748	-	-
Total Investments in Securities:	10,241,795,922	10,162,574,098	79,221,789	35
Software and IT Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,049,341) - See accompanying schedule:
Unaffiliated issuers (cost $5,168,090,398)	$10,210,673,174
Fidelity Central Funds (cost $31,122,748)	31,122,748

Total Investment in Securities (cost $5,199,213,146)		$10,241,795,922
Foreign currency held at value (cost $289,987)		293,284
Receivable for investments sold		45,287,098
Receivable for fund shares sold		643,745
Dividends receivable		5,484,538
Distributions receivable from Fidelity Central Funds		72,034
Prepaid expenses		14,291
Other receivables		561,226
Total assets		10,294,152,138
Liabilities
Payable for investments purchased	$38,037,524
Payable for fund shares redeemed	5,462,844
Accrued management fee	5,086,321
Other payables and accrued expenses	506,468
Collateral on securities loaned	1,071,150
Total liabilities		50,164,307
Net Assets		$10,243,987,831
Net Assets consist of:
Paid in capital		$3,899,670,525
Total accumulated earnings (loss)		6,344,317,306
Net Assets		$10,243,987,831
Net Asset Value, offering price and redemption price per share ($10,243,987,831 ÷ 360,226,514 shares)		$28.44
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$21,374,547
Income from Fidelity Central Funds (including $4,138 from security lending)		538,975
Total income		21,913,522
Expenses
Management fee	$30,280,104
Custodian fees and expenses	25,731
Independent trustees' fees and expenses	18,672
Registration fees	41,727
Audit fees	30,829
Legal	2,832
Interest	12,917
Miscellaneous	23,612
Total expenses		30,436,424
Net Investment income (loss)		(8,522,902)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	997,568,097
Redemptions in-kind	374,208,705
Affiliated issuers	(57,599,796)
Foreign currency transactions	29,477
Total net realized gain (loss)		1,314,206,483
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(665,021,722)
Affiliated issuers	26,183,398
Assets and liabilities in foreign currencies	82,108
Total change in net unrealized appreciation (depreciation)		(638,756,216)
Net gain (loss)		675,450,267
Net increase (decrease) in net assets resulting from operations		$666,927,365
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,522,902)	$(9,807,265)
Net realized gain (loss)	1,314,206,483	1,160,650,961
Change in net unrealized appreciation (depreciation)	(638,756,216)	(1,030,188,492)
Net increase (decrease) in net assets resulting from operations	666,927,365	120,655,204
Distributions to shareholders	(156,108,281)	(1,084,631,963)

Share transactions
Proceeds from sales of shares	672,845,091	547,725,500
Reinvestment of distributions	144,044,192	1,002,356,657
Cost of shares redeemed	(1,351,746,404)	(2,713,093,866)

Net increase (decrease) in net assets resulting from share transactions	(534,857,121)	(1,163,011,709)
Total increase (decrease) in net assets	(24,038,037)	(2,126,988,468)

Net Assets
Beginning of period	10,268,025,868	12,395,014,336
End of period	$10,243,987,831	$10,268,025,868

Other Information
Shares
Sold	26,792,380	19,538,604
Issued in reinvestment of distributions	6,270,971	35,649,285
Redeemed	(54,562,983)	(98,460,572)
Net increase (decrease)	(21,499,632)	(43,272,683)

Financial Highlights
Software and IT Services Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.90	$29.16	$21.02	$26.33	$27.31	$19.90
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.02)	- D	- D	(.05)	(.03)
Net realized and unrealized gain (loss)	1.98	.65	10.28	(3.53)	1.03	8.82
Total from investment operations	1.96	.63	10.28	(3.53)	.98	8.79
Distributions from net investment income	-	-	-	-	-	(.15)
Distributions from net realized gain	(.42)	(2.89)	(2.14)	(1.78)	(1.96)	(1.23)
Total distributions	(.42)	(2.89)	(2.14)	(1.78)	(1.96)	(1.38)
Net asset value, end of period	$28.44	$26.90	$29.16	$21.02	$26.33	$27.31
Total Return E,F	7.66%	1.87%	49.47%	(13.67)%	2.98%	45.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.62% I	.62%	.68%	.69%	.67%	.70%
Expenses net of fee waivers, if any	.62 % I	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions, if any	.62% I	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.17)% I	(.09)%	(.02)%	(.01)%	(.17)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,243,988	$10,268,026	$12,395,014	$8,675,039	$11,268,291	$11,894,544
Portfolio turnover rate J	71 % I,K	14%	31%	4%	10%	22%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Tech Hardware Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
CHINA - 4.4%
Information Technology - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Xiaomi Corp B Shares (a)(b)(c)	7,741,430	52,834,103
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	692,410	2,980,785
JAPAN - 18.7%
Communication Services - 4.8%
Entertainment - 4.8%
Nintendo Co Ltd	642,990	57,347,630
Consumer Discretionary - 10.7%
Household Durables - 10.7%
Sony Group Corp	4,631,728	126,590,414
Information Technology - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
FUJIFILM Holdings Corp (d)	1,614,717	38,253,888
TOTAL JAPAN		222,191,932
KOREA (SOUTH) - 10.5%
Information Technology - 10.5%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	76,498	14,596,202
Technology Hardware, Storage & Peripherals - 9.3%
Samsung Electronics Co Ltd	2,193,740	109,752,747
TOTAL KOREA (SOUTH)		124,348,949
TAIWAN - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co Ltd	1,246,999	46,701,873
UNITED STATES - 61.2%
Communication Services - 2.5%
Interactive Media & Services - 2.5%
Alphabet Inc Class A	98,980	21,073,832
Meta Platforms Inc Class A	11,820	8,731,434
		29,805,266
Consumer Discretionary - 4.0%
Household Durables - 4.0%
Garmin Ltd	195,023	47,160,462
Information Technology - 54.7%
Communications Equipment - 27.4%
Arista Networks Inc	777,134	106,117,648
Ciena Corp (a)	190,366	17,888,693
Cisco Systems Inc	1,849,016	127,748,515
Extreme Networks Inc (a)	733,233	15,676,521
Motorola Solutions Inc	124,562	58,850,563
		326,281,940
Electronic Equipment, Instruments & Components - 3.0%
Insight Enterprises Inc (a)	99,702	12,977,212
TD SYNNEX Corp (d)	154,456	22,870,300
		35,847,512
Software - 6.0%
Microsoft Corp	87,434	44,301,934
Palo Alto Networks Inc (a)	141,431	26,945,434
		71,247,368
Technology Hardware, Storage & Peripherals - 18.3%
Apple Inc	385,624	89,518,756
Dell Technologies Inc Class C	307,647	37,579,081
Pure Storage Inc Class A (a)	443,597	34,427,563
Sandisk Corp/DE	179,338	9,409,865
Western Digital Corp	581,557	46,722,289
		217,657,554
TOTAL INFORMATION TECHNOLOGY		651,034,374

TOTAL UNITED STATES		728,000,102
TOTAL COMMON STOCKS (Cost $642,581,428)		1,177,057,744

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(e)(f)	5,512	124,184
Vast Data Ltd Series A1 (a)(e)(f)	13,567	305,665
Vast Data Ltd Series A2 (a)(e)(f)	15,607	351,626
Vast Data Ltd Series B (a)(e)(f)	12,418	279,778
Vast Data Ltd Series C (a)(e)(f)	362	8,155
Vast Data Ltd Series E (a)(e)(f)	11,867	267,364

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $783,199)		1,336,772

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	16,581,731	16,585,048
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	4,981,613	4,982,111
TOTAL MONEY MARKET FUNDS (Cost $21,567,159)			21,567,159

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $664,931,786)	1,199,961,675
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(10,043,368)
NET ASSETS - 100.0%	1,189,918,307

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,834,103 or 4.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $52,834,103 or 4.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,336,772 or 0.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/2023	60,632

Vast Data Ltd Series A1	11/28/2023	149,237

Vast Data Ltd Series A2	11/28/2023	171,677

Vast Data Ltd Series B	11/28/2023	136,598

Vast Data Ltd Series C	11/28/2023	3,982

Vast Data Ltd Series E	11/28/2023	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,501,793	150,478,220	146,394,965	184,231	-	-	16,585,048	16,581,731	0.0%
Fidelity Securities Lending Cash Central Fund	6,878,325	170,870,845	172,767,059	4,911	-	-	4,982,111	4,981,613	0.0%
Total	19,380,118	321,349,065	319,162,024	189,142	-	-	21,567,159

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	87,152,896	29,805,266	57,347,630	-
Consumer Discretionary	173,750,876	47,160,462	126,590,414	-
Information Technology	916,153,972	651,034,374	265,119,598	-

Convertible Preferred Stocks
Information Technology	1,336,772	-	-	1,336,772

Money Market Funds	21,567,159	21,567,159	-	-
Total Investments in Securities:	1,199,961,675	749,567,261	449,057,642	1,336,772
Tech Hardware Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,662,335) - See accompanying schedule:
Unaffiliated issuers (cost $643,364,627)	$1,178,394,516
Fidelity Central Funds (cost $21,567,159)	21,567,159

Total Investment in Securities (cost $664,931,786)		$1,199,961,675
Foreign currency held at value (cost $8)		8
Receivable for investments sold		10,907,239
Receivable for fund shares sold		339,191
Dividends receivable		201,885
Distributions receivable from Fidelity Central Funds		38,918
Prepaid expenses		1,486
Other receivables		180,668
Total assets		1,211,631,070
Liabilities
Payable for investments purchased	$15,710,149
Payable for fund shares redeemed	264,193
Accrued management fee	641,874
Other payables and accrued expenses	114,436
Collateral on securities loaned	4,982,111
Total liabilities		21,712,763
Net Assets		$1,189,918,307
Net Assets consist of:
Paid in capital		$645,584,727
Total accumulated earnings (loss)		544,333,580
Net Assets		$1,189,918,307
Net Asset Value, offering price and redemption price per share ($1,189,918,307 ÷ 9,912,425 shares)		$120.04
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$5,416,889
Income from Fidelity Central Funds (including $4,911 from security lending)		189,142
Total income		5,606,031
Expenses
Management fee	$3,458,579
Custodian fees and expenses	25,615
Independent trustees' fees and expenses	1,871
Registration fees	27,949
Audit fees	27,575
Legal	1,389
Interest	2,380
Miscellaneous	2,221
Total expenses		3,547,579
Net Investment income (loss)		2,058,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,476,526
Foreign currency transactions	(167,616)
Total net realized gain (loss)		10,308,910
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	157,302,470
Assets and liabilities in foreign currencies	178,414
Total change in net unrealized appreciation (depreciation)		157,480,884
Net gain (loss)		167,789,794
Net increase (decrease) in net assets resulting from operations		$169,848,246
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,058,452	$4,822,601
Net realized gain (loss)	10,308,910	143,794,736
Change in net unrealized appreciation (depreciation)	157,480,884	35,926,110
Net increase (decrease) in net assets resulting from operations	169,848,246	184,543,447
Distributions to shareholders	(76,057,399)	(72,715,843)

Share transactions
Proceeds from sales of shares	51,062,719	71,324,758
Reinvestment of distributions	70,440,819	67,562,979
Cost of shares redeemed	(76,142,330)	(127,167,619)

Net increase (decrease) in net assets resulting from share transactions	45,361,208	11,720,118
Total increase (decrease) in net assets	139,152,055	123,547,722

Net Assets
Beginning of period	1,050,766,252	927,218,530
End of period	$1,189,918,307	$1,050,766,252

Other Information
Shares
Sold	469,444	646,679
Issued in reinvestment of distributions	784,157	615,959
Redeemed	(732,347)	(1,166,718)
Net increase (decrease)	521,254	95,920

Financial Highlights
Tech Hardware Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$111.89	$99.75	$76.41	$101.48	$114.74	$78.64
Income from Investment Operations
Net investment income (loss) B,C	.21	.53	.50	.57	.42	.93 D
Net realized and unrealized gain (loss)	16.21	19.79	23.33	(13.00)	5.73	44.83
Total from investment operations	16.42	20.32	23.83	(12.43)	6.15	45.76
Distributions from net investment income	-	(.53)	(.49)	(.51)	(.73) E	(1.61)
Distributions from net realized gain	(8.27)	(7.65)	-	(12.13)	(18.68) E	(8.05)
Total distributions	(8.27)	(8.18)	(.49)	(12.64)	(19.41)	(9.66)
Net asset value, end of period	$120.04	$111.89	$99.75	$76.41	$101.48	$114.74
Total Return F,G	17.16%	20.58%	31.23%	(13.62)%	4.72%	62.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.69%	.73%	.73%	.72% K	.74%
Expenses net of fee waivers, if any	.68 % J	.68%	.72%	.73%	.72% K	.74%
Expenses net of all reductions, if any	.68% J	.68%	.72%	.73%	.72% K	.73%
Net investment income (loss)	.40% J	.48%	.57%	.74%	.38% K	1.04% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,189,918	$1,050,766	$927,219	$716,956	$913,649	$770,776
Portfolio turnover rate L	36 % J	70%	39%	30%	99% M	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the merger.
Technology Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
CANADA - 2.2%
Information Technology - 2.2%
IT Services - 2.2%
Shopify Inc Class A (United States) (a)	2,824,800	399,087,744
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (a)(b)	1,015,442	10
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	32,000	1,888,960
INDIA - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (a)	579,000	3,077,844
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (a)(b)	294,163	403,003
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	12
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	24,257	4,824,648
NETHERLANDS - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	163,550	121,451,029
NXP Semiconductors NV	3,276,337	769,447,745

TOTAL NETHERLANDS		890,898,774
TAIWAN - 2.3%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (a)(b)	1,015,442	0
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	11,105,488	415,916,204
TOTAL TAIWAN		415,916,204
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (a)(c)(d)	6,252,898	15,085,779
Specialty Retail - 0.0%
Cazoo Group Ltd (a)(e)	72	0
TOTAL CONSUMER DISCRETIONARY		15,085,779

Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(e)	19,677	20,213,592
TOTAL UNITED KINGDOM		35,299,371
UNITED STATES - 86.9%
Communication Services - 0.9%
Entertainment - 0.9%
Netflix Inc (a)	132,230	159,766,898
Interactive Media & Services - 0.0%
Epic Games Inc (a)(b)(e)	17,917	12,552,291
TOTAL COMMUNICATION SERVICES		172,319,189

Consumer Discretionary - 1.2%
Broadline Retail - 1.1%
Amazon.com Inc (a)	827,000	189,383,000
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (a)	191,909	25,049,882
TOTAL CONSUMER DISCRETIONARY		214,432,882

Consumer Staples - 0.0%
Food Products - 0.0%
Local Bounti Corp (a)	118,993	286,773
Industrials - 1.9%
Electrical Equipment - 0.0%
ESS Tech Inc Class A (a)	52,485	76,103
Ground Transportation - 1.9%
Lyft Inc Class A (a)	1,718,528	27,874,524
Uber Technologies Inc (a)	3,419,086	320,539,313
		348,413,837
TOTAL INDUSTRIALS		348,489,940

Information Technology - 82.9%
Communications Equipment - 4.6%
Cisco Systems Inc	12,020,473	830,494,480
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	1,321,376	143,844,991
IT Services - 5.0%
CoreWeave Inc Class A (a)	1,142,000	117,671,680
CoreWeave Inc Class A (b)	74,143	7,639,695
MongoDB Inc Class A (a)	319,400	100,805,834
Okta Inc Class A (a)	2,844,117	263,848,734
Snowflake Inc (a)	1,737,880	414,762,441
		904,728,384
Semiconductors & Semiconductor Equipment - 37.3%
Astera Labs Inc (a)	1,000,759	182,338,290
Broadcom Inc	734,978	218,575,107
GlobalFoundries Inc (a)	10,236,112	341,783,780
Marvell Technology Inc	7,834,417	492,510,625
Micron Technology Inc	3,557,979	423,435,081
NVIDIA Corp	25,992,750	4,527,417,195
ON Semiconductor Corp (a)	12,047,108	597,416,086
		6,783,476,164
Software - 21.9%
Algolia Inc (a)(b)(e)	153,503	2,761,519
Autodesk Inc (a)	138,100	43,460,070
Celestial AI Inc (b)(e)	21,609	394,580
Crowdstrike Holdings Inc Class A (a)	491,022	208,046,021
CyberArk Software Ltd (a)	433,700	196,578,862
Datadog Inc Class A (a)	2,424,371	331,363,028
Figma Inc Class A (g)	44,400	3,120,432
HubSpot Inc (a)	388,876	187,893,217
Manhattan Associates Inc (a)	1,259,792	271,409,588
Microsoft Corp	4,216,686	2,136,552,630
Monday.com Ltd (a)	169,719	32,755,767
Nutanix Inc Class A (a)	72,472	4,870,843
OpenAI Global LLC rights (a)(b)(e)	9,041,100	18,624,666
OpenAI Global LLC rights (a)(b)(e)	2,434,400	3,335,128
Palantir Technologies Inc Class A (a)	245,800	38,519,318
Servicenow Inc (a)	442,795	406,246,701
Stripe Inc Class B (a)(b)(e)	38,600	1,370,300
Urgent.ly Inc (a)(g)	3,014	13,111
Zscaler Inc (a)	322,600	89,376,330
		3,976,692,111
Technology Hardware, Storage & Peripherals - 13.3%
Apple Inc	7,940,550	1,843,319,277
Sandisk Corp/DE	1,263,811	66,312,163
Seagate Technology Holdings PLC	965,794	161,673,916
Western Digital Corp	4,262,833	342,476,003
		2,413,781,359
TOTAL INFORMATION TECHNOLOGY		15,053,017,489

TOTAL UNITED STATES		15,788,546,273
TOTAL COMMON STOCKS (Cost $8,391,195,414)		17,539,942,843

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(e)	70,707	17,899,477
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(e)	40,842	9,111,847
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (a)(b)(e)	281,500	363,135
Xsight Labs Ltd Series F (b)(e)	980,543	4,147,697

TOTAL ISRAEL		4,510,832
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(e)	1,300	322,296
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (a)(b)(e)	88,100	1,161,158
Tenstorrent Holdings Inc Series D1 (a)(b)(e)	119,836	9,163,859
		10,325,017
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(e)	505,168	212,171
ABL Space Systems Co Series A8 (b)(e)	111,201	46,704
ABL Space Systems Co Series A9 (b)(e)	83,871	35,226
		294,101
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (a)(b)(e)	72,591	8,309,492
TOTAL INDUSTRIALS		8,603,593

Information Technology - 1.7%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (a)(b)(e)	605,440	6,550,861
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(b)(e)	74,785	1,684,906
Vast Data Ltd Series A1 (a)(b)(e)	184,071	4,147,120
Vast Data Ltd Series A2 (a)(b)(e)	211,741	4,770,525
Vast Data Ltd Series B (a)(b)(e)	168,485	3,795,967
Vast Data Ltd Series C (a)(b)(e)	4,912	110,667
Vast Data Ltd Series E (a)(b)(e)	160,999	3,627,307
		18,136,492
IT Services - 0.1%
Gupshup Inc (a)(b)(e)	257,284	1,173,215
X.Ai Holdings Corp Series C (b)(e)	543,600	19,874,016
		21,047,231
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (a)(b)(e)	324,475	3,384,274
Retym Inc Series D (b)(e)	80,495	885,445
		4,269,719
Software - 1.4%
Algolia Inc Series D (a)(b)(e)	109,867	1,976,507
Anthropic PBC Series B (a)(b)(e)	468,400	66,030,348
Anthropic PBC Series D (a)(b)(e)	477,478	70,704,942
Anthropic PBC Series F (b)(e)	88,400	12,461,748
Celestial AI Inc Series A (b)(e)	137,789	2,516,027
Celestial AI Inc Series B (b)(e)	103,683	1,893,251
Celestial AI Inc Series C1 (b)(e)	415,333	7,583,981
Databricks Inc Series G (a)(b)(e)	45,012	6,436,266
Databricks Inc Series H (a)(b)(e)	174,018	24,882,834
Databricks Inc Series I (a)(b)(e)	2,969	424,537
Databricks Inc Series J (b)(e)	92,119	13,172,096
Runway AI Inc Series D (a)(b)(e)	1,308,390	17,453,923
Skyryse Inc Series B (a)(b)(e)	121,800	3,205,776
Stripe Inc Series H (a)(b)(e)	17,100	607,050
Stripe Inc Series I (a)(b)(e)	487,275	17,298,263
		246,647,549
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (a)(b)(e)	191,790	9,046,734
Lightmatter Inc Series C2 (a)(b)(e)	30,125	1,471,305
Lightmatter Inc Series D (b)(e)	132,300	8,628,606
		19,146,645
TOTAL INFORMATION TECHNOLOGY		315,798,497

TOTAL UNITED STATES		335,049,403
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $218,921,062)		366,571,559

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (a)(b) (Cost $12,797,999)	711,000	5,823,090

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	260,303,402	260,355,463
Fidelity Securities Lending Cash Central Fund (f)(h)	4.36	3,238,175	3,238,498
TOTAL MONEY MARKET FUNDS (Cost $263,593,961)			263,593,961

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,886,508,436)	18,175,931,453
NET OTHER ASSETS (LIABILITIES) - 0.0%	889,959
NET ASSETS - 100.0%	18,176,821,412

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,085,779 or 0.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,085,779 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $425,823,635 or 2.3% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	863,181

ABL Space Systems Co Series A8	3/24/2021	4,413,489

ABL Space Systems Co Series A9	10/22/2021	5,098,960

Akeana Series C	1/23/2024	1,124,226

Algolia Inc	10/27/2021	4,489,203

Algolia Inc Series D	7/23/2021	3,213,066

Anthropic PBC Series B	3/22/2024	14,616,272

Anthropic PBC Series D	5/31/2024	14,326,489

Anthropic PBC Series F	8/18/2025	12,461,536

Astranis Space Technologies Corp Series C	3/19/2021	13,271,808

Beta Technologies Inc Series A	4/9/2021	5,318,743

Bolt Technology OU Series E	1/3/2022	10,610,609

ByteDance Ltd Series E1	11/18/2020	7,747,662

Cazoo Group Ltd	3/28/2021	1,164,734

Celestial AI Inc	2/25/2025	320,152

Celestial AI Inc Series A	2/25/2025	2,041,440

Celestial AI Inc Series B	2/25/2025	1,536,136

Celestial AI Inc Series C1	2/25/2025	7,239,337

Databricks Inc Series G	2/1/2021	2,661,228

Databricks Inc Series H	8/31/2021	12,787,562

Databricks Inc Series I	9/14/2023	218,222

Databricks Inc Series J	12/17/2024	8,521,008

Discord Inc Series I	9/15/2021	715,812

Epic Games Inc	3/29/2021	15,856,545

Gupshup Inc	6/8/2021	5,882,850

Lightmatter Inc Series C1	5/19/2023	3,156,250

Lightmatter Inc Series C2	12/18/2023	783,304

Lightmatter Inc Series D	10/11/2024	10,614,495

OpenAI Global LLC rights	9/30/2024	9,041,100

OpenAI Global LLC rights	8/4/2025	2,434,400

Retym Inc Series C	5/17/2023 - 6/20/2023	2,525,000

Retym Inc Series D	1/29/2025	852,201

Revolut Group Holdings Ltd	12/27/2024	17,113,995

Runway AI Inc Series D	9/6/2024	14,185,273

Skyryse Inc Series B	10/21/2021	3,006,020

Stripe Inc Class B	5/18/2021	1,548,955

Stripe Inc Series H	3/15/2021	686,138

Stripe Inc Series I	3/20/2023 - 5/12/2023	9,810,863

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	9,446,246

Vast Data Ltd Series A	11/28/2023	822,635

Vast Data Ltd Series A1	11/28/2023	2,024,781

Vast Data Ltd Series A2	11/28/2023	2,329,151

Vast Data Ltd Series B	11/28/2023	1,853,335

Vast Data Ltd Series C	11/28/2023	54,032

Vast Data Ltd Series E	11/28/2023	3,541,978

X.Ai Holdings Corp Series C	11/22/2024	11,768,940

Xsight Labs Ltd Series D	2/16/2021	2,250,874

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,539,913

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,707,316	2,954,087,250	2,792,439,103	5,377,264	-	-	260,355,463	260,303,402	0.5%
Fidelity Securities Lending Cash Central Fund	63,231,501	412,144,519	472,137,522	362,985	-	-	3,238,498	3,238,175	0.0%
Total	161,938,817	3,366,231,769	3,264,576,625	5,740,249	-	-	263,593,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	172,319,189	159,766,898	-	12,552,291
Consumer Discretionary	229,518,661	229,518,661	-	-
Consumer Staples	286,773	286,773	-	-
Financials	22,102,552	1,888,960	-	20,213,592
Health Care	10	-	-	10
Industrials	351,567,784	348,489,940	3,077,844	-
Information Technology	16,759,323,226	16,187,427,090	537,367,245	34,528,891
Materials	4,824,648	-	4,824,648	-

Convertible Preferred Stocks
Communication Services	17,899,477	-	-	17,899,477
Consumer Discretionary	322,296	-	-	322,296
Financials	10,325,017	-	-	10,325,017
Industrials	8,603,593	-	-	8,603,593
Information Technology	329,421,176	-	-	329,421,176

Non-Convertible Preferred Stocks
Industrials	5,823,090	-	-	5,823,090

Money Market Funds	263,593,961	263,593,961	-	-
Total Investments in Securities:	18,175,931,453	17,190,972,283	545,269,737	439,689,433
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	100,932,460	-	(21,232,730)	5,288,060	(17,693,006)	-	-	-	67,294,784	15,047,036
Convertible Preferred Stocks	257,787,024	-	99,176,659	28,770,389	(19,162,513)	-	-	-	366,571,559	100,480,247
Non-Convertible Preferred Stocks	5,389,380	-	433,710	-	-	-	-	-	5,823,090	433,710

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,113,863) - See accompanying schedule:
Unaffiliated issuers (cost $8,622,914,475)	$17,912,337,492
Fidelity Central Funds (cost $263,593,961)	263,593,961

Total Investment in Securities (cost $8,886,508,436)		$18,175,931,453
Foreign currency held at value (cost $109,474)		108,413
Receivable for investments sold		46,410,481
Receivable for fund shares sold		9,451,965
Dividends receivable		3,499,850
Distributions receivable from Fidelity Central Funds		1,458,766
Prepaid expenses		23,775
Other receivables		438,502
Total assets		18,237,323,205
Liabilities
Payable for investments purchased	$36,227,322
Payable for fund shares redeemed	11,318,437
Accrued management fee	9,113,054
Other payables and accrued expenses	619,673
Collateral on securities loaned	3,223,307
Total liabilities		60,501,793
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$18,176,821,412
Net Assets consist of:
Paid in capital		$8,224,729,854
Total accumulated earnings (loss)		9,952,091,558
Net Assets		$18,176,821,412
Net Asset Value, offering price and redemption price per share ($18,176,821,412 ÷ 450,531,272 shares)		$40.35
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$35,375,957
Income from Fidelity Central Funds (including $362,985 from security lending)		5,740,249
Total income		41,116,206
Expenses
Management fee	$48,803,056
Custodian fees and expenses	82,939
Independent trustees' fees and expenses	29,309
Registration fees	99,613
Audit fees	30,171
Legal	7,181
Interest	4,232
Miscellaneous	36,251
Total expenses before reductions	49,092,752
Expense reductions	(446)
Total expenses after reductions		49,092,306
Net Investment income (loss)		(7,976,100)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	720,057,982
Foreign currency transactions	(111,529)
Total net realized gain (loss)		719,946,453
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $109,516)	1,984,929,242
Assets and liabilities in foreign currencies	4,384
Total change in net unrealized appreciation (depreciation)		1,984,933,626
Net gain (loss)		2,704,880,079
Net increase (decrease) in net assets resulting from operations		$2,696,903,979
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,976,100)	$(19,402,721)
Net realized gain (loss)	719,946,453	1,283,675,021
Change in net unrealized appreciation (depreciation)	1,984,933,626	986,121,503
Net increase (decrease) in net assets resulting from operations	2,696,903,979	2,250,393,803
Distributions to shareholders	(361,803,973)	(770,558,118)

Share transactions
Proceeds from sales of shares	1,188,729,136	2,690,935,132
Reinvestment of distributions	335,751,078	714,940,817
Cost of shares redeemed	(1,746,325,285)	(3,132,158,812)

Net increase (decrease) in net assets resulting from share transactions	(221,845,071)	273,717,137
Total increase (decrease) in net assets	2,113,254,935	1,753,552,822

Net Assets
Beginning of period	16,063,566,477	14,310,013,655
End of period	$18,176,821,412	$16,063,566,477

Other Information
Shares
Sold	33,638,329	76,399,520
Issued in reinvestment of distributions	11,416,722	18,839,020
Redeemed	(51,124,661)	(89,430,551)
Net increase (decrease)	(6,069,610)	5,807,989

Financial Highlights
Technology Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.18	$31.74	$20.46	$24.92	$27.53	$19.65
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.04)	- D	.01	(.06)	(.03)
Net realized and unrealized gain (loss)	6.00	5.22	11.28	(3.76)	.83	12.98
Total from investment operations	5.98	5.18	11.28	(3.75)	.77	12.95
Distributions from net investment income	-	-	- D	-	-	(.03)
Distributions from net realized gain	(.81)	(1.74)	-	(.71)	(3.38)	(5.04)
Total distributions	(.81)	(1.74)	- D	(.71)	(3.38)	(5.07)
Net asset value, end of period	$40.35	$35.18	$31.74	$20.46	$24.92	$27.53
Total Return E,F	17.87%	15.91%	55.15%	(15.43)%	1.91%	69.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.62%	.68%	.70%	.67%	.69%
Expenses net of fee waivers, if any	.61 % I	.62%	.68%	.69%	.67%	.69%
Expenses net of all reductions, if any	.61% I	.62%	.68%	.69%	.67%	.68%
Net investment income (loss)	(.10)% I	(.12)%	(.01)%	.02%	(.23)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,176,821	$16,063,566	$14,310,014	$8,636,146	$11,053,788	$11,986,342
Portfolio turnover rate J	48 % I	44%	29%	24%	87%	107%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Technology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$67,294,784	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.2 - 46.4 / 28.5	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 70.0% / 51.0%	Increase
			Discount rate	3.6%	Increase
			Term	3.0	Increase
Convertible Preferred Stocks	$366,571,559	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 41.3 / 20.7	Increase
		Market approach	Transaction price	$4.63	Increase
		Black scholes	Volatility	50.0% - 80.0% / 63.7%	Increase
			Discount rate	3.6% - 3.8% / 3.7%	Increase
			Term	2.0 - 4.0 / 2.9	Increase
Non-Convertible Preferred Stocks	$5,823,090	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Software and IT Services Portfolio and Tech Hardware Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	718,592
Software and IT Services Portfolio	468,762
Tech Hardware Portfolio	78,066
Technology Portfolio	438,502

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Technology Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Enterprise Technology Services Portfolio	811,448,696	767,944,668	(13,802,930)	754,141,738
Semiconductors Portfolio	11,384,760,281	12,053,966,875	(795,385,489)	11,258,581,386
Software and IT Services Portfolio	5,215,916,813	5,199,507,249	(173,628,140)	5,025,879,109
Tech Hardware Portfolio	665,976,673	535,241,395	(1,256,393)	533,985,002
Technology Portfolio	8,929,618,548	9,848,407,252	(602,094,347)	9,246,312,905

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Technology Portfolio	Canva, Inc. Class A	7,243,016

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Enterprise Technology Services Portfolio	539,673,538	709,518,497
Semiconductors Portfolio	6,578,129,837	7,270,722,842
Software and IT Services Portfolio	3,553,549,375	3,798,479,530
Tech Hardware Portfolio	187,383,420	202,886,077
Technology Portfolio	3,869,279,011	4,659,105,853

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Software and IT Services Portfolio	18,307,567	374,208,705	402,400,325

Other. During the period, the investment adviser reimbursed the Fund for certain losses, which are included in Net Realized Gain(Loss) in each Fund's accompanying Statement of Operations, as follows:
Amount ($)
Technology Portfolio	140,051
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Enterprise Technology Services Portfolio	.69
Semiconductors Portfolio	.64
Software and IT Services Portfolio	.64
Tech Hardware Portfolio	.68
Technology Portfolio	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Enterprise Technology Services Portfolio	.64
Semiconductors Portfolio	.61
Software and IT Services Portfolio	.61
Tech Hardware Portfolio	.67
Technology Portfolio	.61

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Enterprise Technology Services Portfolio	11,930
Semiconductors Portfolio	123,837
Software and IT Services Portfolio	79,880
Tech Hardware Portfolio	3,131
Technology Portfolio	47,640

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	Borrower	4,928,950	4.58%	11,775
Semiconductors Portfolio	Borrower	15,375,100	4.59%	19,618
Software and IT Services Portfolio	Borrower	14,484,143	4.59%	12,917
Tech Hardware Portfolio	Borrower	9,365,500	4.57%	2,380
Technology Portfolio	Borrower	16,571,000	4.60%	4,232

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Enterprise Technology Services Portfolio	7,843,428	56,398,427	20,137,522
Semiconductors Portfolio	478,836,309	607,400,388	(6,053,832)
Software and IT Services Portfolio	299,171,773	288,707,820	148,531,924
Tech Hardware Portfolio	12,081,769	15,003,848	60,055
Technology Portfolio	212,169,647	486,831,003	113,707,445
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Enterprise Technology Services Portfolio	1,324
Semiconductors Portfolio	14,663
Software and IT Services Portfolio	7,788
Tech Hardware Portfolio	786
Technology Portfolio	12,132
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Enterprise Technology Services Portfolio	664	1	-
Semiconductors Portfolio	80,914	-	-
Software and IT Services Portfolio	417	-	-
Tech Hardware Portfolio	505	-	-
Technology Portfolio	38,561	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Enterprise Technology Services Portfolio	41,655,099
Tech Hardware Portfolio	3,005,501
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Technology Portfolio	446
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of Technology Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Technology Portfolio and Fidelity Advisor Technology Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on November 6, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Technology Fund in exchange for corresponding shares of Technology Portfolio equal in value to the net assets of Fidelity Advisor Technology Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Technology Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Technology Fund shareholder approval and is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Enterprise Technology Services Portfolio and Software & IT Services Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Technology Portfolio

At its July 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2026.

1.813673.120
SELTEC-SANN-1025
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Defense and Aerospace Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR	45,500	2,563,015
CANADA - 1.9%
Industrials - 1.9%
Aerospace & Defense - 1.9%
Bombardier Inc Class B (a)	499,900	58,443,910
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	35,900	9,443,117
GERMANY - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
MTU Aero Engines AG	58,600	26,119,889
UNITED KINGDOM - 3.3%
Industrials - 3.3%
Aerospace & Defense - 3.3%
BAE Systems PLC	1,015,200	24,061,109
Rolls-Royce Holdings PLC	5,292,700	76,322,589

TOTAL UNITED KINGDOM		100,383,698
UNITED STATES - 92.0%
Industrials - 92.0%
Aerospace & Defense - 90.5%
AeroVironment Inc (a)(b)	57,300	13,829,355
ATI Inc (a)	519,500	40,282,030
Axon Enterprise Inc (a)	156,000	116,577,240
Boeing Co (a)	2,127,800	499,352,104
BWX Technologies Inc	88,500	14,340,540
Curtiss-Wright Corp	142,800	68,279,820
Firefly Aerospace Inc (a)	9,300	421,941
GE Aerospace	2,213,500	609,155,200
General Dynamics Corp	426,400	138,396,648
HEICO Corp Class A	415,000	101,679,150
Howmet Aerospace Inc	813,800	141,682,580
Huntington Ingalls Industries Inc (b)	228,100	61,767,199
Karman Holdings Inc	260,000	13,886,600
Kratos Defense & Security Solutions Inc (a)	362,278	23,852,384
L3Harris Technologies Inc	310,600	86,228,772
Leonardo DRS Inc	580,800	24,196,128
Lockheed Martin Corp	141,500	64,471,645
Mercury Systems Inc (a)	423,100	28,580,405
Northrop Grumman Corp	127,900	75,466,116
Rocket Lab Corp (b)	390,300	18,968,580
RTX Corp	1,896,100	300,721,460
Spirit AeroSystems Holdings Inc Class A (a)	1,274,000	52,985,660
StandardAero Inc	1,325,200	35,104,548
Textron Inc	865,800	69,402,528
TransDigm Group Inc	86,200	120,583,456
Woodward Inc	271,100	66,912,902
		2,787,124,991
Professional Services - 1.3%
CACI International Inc (a)	50,500	24,225,860
Leidos Holdings Inc	88,200	15,957,144
		40,183,004
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	42,600	6,554,010
TOTAL UNITED STATES		2,833,862,005
TOTAL COMMON STOCKS (Cost $1,730,305,845)		3,030,815,634

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	46,971,744	46,981,138
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	2,995,200	2,995,500
TOTAL MONEY MARKET FUNDS (Cost $49,976,638)			49,976,638

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,780,282,483)	3,080,792,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	351,672
NET ASSETS - 100.0%	3,081,143,944

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,568,109	480,049,041	435,636,012	626,805	-	-	46,981,138	46,971,744	0.1%
Fidelity Securities Lending Cash Central Fund	18,894,900	130,101,388	146,000,788	4,195	-	-	2,995,500	2,995,200	0.0%
Total	21,463,009	610,150,429	581,636,800	631,000	-	-	49,976,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	3,030,815,634	2,920,988,819	109,826,815	-

Money Market Funds	49,976,638	49,976,638	-	-
Total Investments in Securities:	3,080,792,272	2,970,965,457	109,826,815	-
Defense and Aerospace Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,485,306) - See accompanying schedule:
Unaffiliated issuers (cost $1,730,305,845)	$3,030,815,634
Fidelity Central Funds (cost $49,976,638)	49,976,638

Total Investment in Securities (cost $1,780,282,483)		$3,080,792,272
Receivable for fund shares sold		5,313,917
Dividends receivable		2,095,377
Distributions receivable from Fidelity Central Funds		127,653
Prepaid expenses		3,717
Other receivables		152,832
Total assets		3,088,485,768
Liabilities
Payable for fund shares redeemed	$2,603,284
Accrued management fee	1,558,729
Other payables and accrued expenses	184,311
Collateral on securities loaned	2,995,500
Total liabilities		7,341,824
Net Assets		$3,081,143,944
Net Assets consist of:
Paid in capital		$1,731,958,341
Total accumulated earnings (loss)		1,349,185,603
Net Assets		$3,081,143,944
Net Asset Value, offering price and redemption price per share ($3,081,143,944 ÷ 125,589,649 shares)		$24.53
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$9,420,524
Income from Fidelity Central Funds (including $4,195 from security lending)		631,000
Total income		10,051,524
Expenses
Management fee	$7,392,252
Custodian fees and expenses	10,762
Independent trustees' fees and expenses	3,743
Registration fees	109,443
Audit fees	23,068
Legal	448
Miscellaneous	4,267
Total expenses before reductions	7,543,983
Expense reductions	(743)
Total expenses after reductions		7,543,240
Net Investment income (loss)		2,508,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,170,032
Foreign currency transactions	35,834
Total net realized gain (loss)		56,205,866
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	541,838,919
Assets and liabilities in foreign currencies	3,783
Total change in net unrealized appreciation (depreciation)		541,842,702
Net gain (loss)		598,048,568
Net increase (decrease) in net assets resulting from operations		$600,556,852
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,508,284	$5,394,136
Net realized gain (loss)	56,205,866	153,889,544
Change in net unrealized appreciation (depreciation)	541,842,702	216,750,678
Net increase (decrease) in net assets resulting from operations	600,556,852	376,034,358
Distributions to shareholders	(61,522,393)	(126,226,059)

Share transactions
Proceeds from sales of shares	904,575,548	228,047,747
Reinvestment of distributions	57,245,047	117,379,393
Cost of shares redeemed	(256,519,457)	(328,527,924)

Net increase (decrease) in net assets resulting from share transactions	705,301,138	16,899,216
Total increase (decrease) in net assets	1,244,335,597	266,707,515

Net Assets
Beginning of period	1,836,808,347	1,570,100,832
End of period	$3,081,143,944	$1,836,808,347

Other Information
Shares
Sold	40,402,460	12,079,533
Issued in reinvestment of distributions	3,133,281	6,468,158
Redeemed	(11,817,483)	(17,706,987)
Net increase (decrease)	31,718,258	840,704

Financial Highlights
Defense and Aerospace Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.57	$16.88	$15.91	$17.08	$16.28	$16.61
Income from Investment Operations
Net investment income (loss) B,C	.02	.06 D	.10 E	.09 F	.01	(.04)
Net realized and unrealized gain (loss)	5.59	4.03	1.97	.12	2.12	.06
Total from investment operations	5.61	4.09	2.07	.21	2.13	.02
Distributions from net investment income	-	(.14)	(.11)	(.07)	-	(.05)
Distributions from net realized gain	(.65)	(1.25)	(.99)	(1.31)	(1.33)	(.30)
Total distributions	(.65)	(1.40) G	(1.10)	(1.38)	(1.33)	(.35)
Net asset value, end of period	$24.53	$19.57	$16.88	$15.91	$17.08	$16.28
Total Return H,I	29.82%	24.99%	13.11%	1.54%	14.06%	.69%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.64% L	.66%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.64 % L	.65%	.73%	.74%	.74%	.77%
Expenses net of all reductions, if any	.64% L	.65%	.73%	.74%	.74%	.76%
Net investment income (loss)	.21% L	.32% D	.63% E	.58% F	.06%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,081,144	$1,836,808	$1,570,101	$1,573,774	$1,536,531	$1,638,194
Portfolio turnover rate M	16 % L	33%	16%	15%	52%	30%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .45%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Industrials Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Industrials - 99.0%
Aerospace & Defense - 27.9%
Axon Enterprise Inc (a)	21,400	15,992,006
Boeing Co (a)	183,558	43,077,391
Firefly Aerospace Inc (a)	2,600	117,962
GE Aerospace	245,703	67,617,466
General Dynamics Corp	46,500	15,092,505
HEICO Corp Class A	40,700	9,971,907
Howmet Aerospace Inc	265,737	46,264,812
Loar Holdings Inc (a)	600	42,395
Rocket Lab Corp (b)	43,600	2,118,960
RTX Corp	56,300	8,929,180
StandardAero Inc	3,100	82,119
TransDigm Group Inc	17,337	24,252,383
		233,559,086
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	13,000	1,673,099
Building Products - 7.9%
Carlisle Cos Inc (b)	23,900	9,222,771
Johnson Controls International plc	118,900	12,709,221
Simpson Manufacturing Co Inc	49,480	9,456,618
Trane Technologies PLC	83,535	34,717,146
		66,105,756
Commercial Services & Supplies - 4.5%
Cintas Corp	99,600	20,918,988
Waste Connections Inc (United States)	91,200	16,854,672
		37,773,660
Construction & Engineering - 3.2%
Comfort Systems USA Inc	12,900	9,073,602
Quanta Services Inc	47,500	17,953,100
		27,026,702
Electrical Equipment - 14.3%
AMETEK Inc	117,920	21,791,616
Eaton Corp PLC	91,100	31,806,654
GE Vernova Inc	87,550	53,665,524
Regal Rexnord Corp	44,170	6,595,906
Vertiv Holdings Co Class A	47,000	5,994,850
		119,854,550
Ground Transportation - 8.5%
CSX Corp	71,369	2,320,206
Knight-Swift Transportation Holdings Inc	232,700	10,215,530
Old Dominion Freight Line Inc	62,000	9,360,140
Uber Technologies Inc (a)	232,700	21,815,625
Union Pacific Corp	74,300	16,611,251
XPO Inc (a)	82,600	10,713,220
		71,035,972
Industrial Conglomerates - 2.0%
3M Co	110,200	17,139,406
Machinery - 22.0%
Allison Transmission Holdings Inc	24,500	2,139,095
Caterpillar Inc	24,600	10,308,384
Chart Industries Inc (a)	39,300	7,834,848
Cummins Inc	41,500	16,535,260
Deere & Co	50,200	24,027,728
Dover Corp	111,281	19,903,720
Ingersoll Rand Inc	305,964	24,302,721
ITT Inc	141,000	24,005,250
Parker-Hannifin Corp	47,100	35,765,385
RBC Bearings Inc (a)	3,900	1,520,843
Westinghouse Air Brake Technologies Corp	95,300	18,440,550
		184,783,784
Professional Services - 2.6%
KBR Inc	132,800	6,701,088
Leidos Holdings Inc	83,589	15,122,922
		21,824,010
Trading Companies & Distributors - 5.9%
Core & Main Inc Class A (a)	180,600	11,688,432
United Rentals Inc	23,700	22,665,258
Watsco Inc	13,400	5,391,892
WW Grainger Inc	9,209	9,333,322
		49,078,904
TOTAL INDUSTRIALS		829,854,929

Materials - 0.6%
Construction Materials - 0.6%
Eagle Materials Inc	22,674	5,235,427
TOTAL UNITED STATES		835,090,356
TOTAL COMMON STOCKS (Cost $545,172,342)		835,090,356

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	4,826,999	4,827,964
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	10,488,551	10,489,600
TOTAL MONEY MARKET FUNDS (Cost $15,317,564)			15,317,564

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $560,489,906)	850,407,920
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(11,494,545)
NET ASSETS - 100.0%	838,913,375

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,246,351	101,081,341	97,499,728	98,982	-	-	4,827,964	4,826,999	0.0%
Fidelity Securities Lending Cash Central Fund	95,250	71,944,724	61,550,374	1,427	-	-	10,489,600	10,488,551	0.0%
Total	1,341,601	173,026,065	159,050,102	100,409	-	-	15,317,564

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	829,854,929	829,854,929	-	-
Materials	5,235,427	5,235,427	-	-

Money Market Funds	15,317,564	15,317,564	-	-
Total Investments in Securities:	850,407,920	850,407,920	-	-
Industrials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,298,282) - See accompanying schedule:
Unaffiliated issuers (cost $545,172,342)	$835,090,356
Fidelity Central Funds (cost $15,317,564)	15,317,564

Total Investment in Securities (cost $560,489,906)		$850,407,920
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		1,440,105
Dividends receivable		468,080
Distributions receivable from Fidelity Central Funds		23,764
Prepaid expenses		1,073
Other receivables		149,662
Total assets		852,490,605
Liabilities
Payable for fund shares redeemed	$2,449,432
Accrued management fee	462,368
Other payables and accrued expenses	175,830
Collateral on securities loaned	10,489,600
Total liabilities		13,577,230
Net Assets		$838,913,375
Net Assets consist of:
Paid in capital		$538,963,489
Total accumulated earnings (loss)		299,949,886
Net Assets		$838,913,375
Net Asset Value, offering price and redemption price per share ($838,913,375 ÷ 17,318,938 shares)		$48.44
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$2,752,179
Income from Fidelity Central Funds (including $1,427 from security lending)		100,409
Total income		2,852,588
Expenses
Management fee	$2,380,054
Custodian fees and expenses	4,397
Independent trustees' fees and expenses	1,252
Registration fees	33,169
Audit fees	22,723
Legal	1,608
Miscellaneous	1,412
Total expenses		2,444,615
Net Investment income (loss)		407,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,942,625
Total net realized gain (loss)		13,942,625
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	98,895,659
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		98,895,658
Net gain (loss)		112,838,283
Net increase (decrease) in net assets resulting from operations		$113,246,256
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$407,973	$1,220,554
Net realized gain (loss)	13,942,625	26,496,148
Change in net unrealized appreciation (depreciation)	98,895,658	44,918,262
Net increase (decrease) in net assets resulting from operations	113,246,256	72,634,964
Distributions to shareholders	(2,519,372)	(26,279,198)

Share transactions
Proceeds from sales of shares	157,733,406	226,208,145
Reinvestment of distributions	2,350,379	24,589,760
Cost of shares redeemed	(108,089,784)	(183,712,389)

Net increase (decrease) in net assets resulting from share transactions	51,994,001	67,085,516
Total increase (decrease) in net assets	162,720,885	113,441,282

Net Assets
Beginning of period	676,192,490	562,751,208
End of period	$838,913,375	$676,192,490

Other Information
Shares
Sold	3,453,149	5,477,087
Issued in reinvestment of distributions	62,394	595,567
Redeemed	(2,551,400)	(4,556,727)
Net increase (decrease)	964,143	1,515,927

Financial Highlights
Industrials Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.35	$37.92	$30.59	$31.41	$37.17	$31.90
Income from Investment Operations
Net investment income (loss) B,C	.03	.08 D	.08 E	.04 F	(.04)	(.02)
Net realized and unrealized gain (loss)	7.22	5.09	9.25	.30	3.70	6.38
Total from investment operations	7.25	5.17	9.33	.34	3.66	6.36
Distributions from net investment income	-	(.22)	(.09)	(.04)	-	(.07) G
Distributions from net realized gain	(.16)	(1.52)	(1.92)	(1.13)	(9.42)	(1.02) G
Total distributions	(.16)	(1.74)	(2.00) H	(1.16) H	(9.42)	(1.09)
Net asset value, end of period	$48.44	$41.35	$37.92	$30.59	$31.41	$37.17
Total Return I,J	17.65%	13.64%	31.48%	1.19%	9.33%	21.41%
Ratios to Average Net Assets C,K,L
Expenses before reductions	.68% M	.69%	.74%	.76%	.74%	.76%
Expenses net of fee waivers, if any	.68 % M	.69%	.73%	.76%	.74%	.76%
Expenses net of all reductions, if any	.68% M	.69%	.73%	.76%	.74%	.74%
Net investment income (loss)	.11% M	.20% D	.26% E	.14% F	(.10)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$838,913	$676,192	$562,751	$453,525	$359,765	$564,209
Portfolio turnover rate N	29 % M	32%	115% O	125%	151%	272%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
GThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
HTotal distributions per share do not sum due to rounding.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Transportation Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 0.6%
Industrials - 0.6%
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd	18,700	1,424,405
TFI International Inc	17,700	1,677,012

TOTAL CANADA		3,101,417
GERMANY - 0.3%
Industrials - 0.3%
Air Freight & Logistics - 0.3%
Deutsche Post AG	33,200	1,513,180
PANAMA - 0.5%
Industrials - 0.5%
Passenger Airlines - 0.5%
Copa Holdings SA Class A	22,421	2,630,880
UNITED STATES - 96.8%
Consumer Discretionary - 0.9%
Broadline Retail - 0.6%
Amazon.com Inc (a)	11,290	2,585,410
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (a)	11,570	1,510,232
TOTAL CONSUMER DISCRETIONARY		4,095,642

Industrials - 95.9%
Air Freight & Logistics - 18.8%
CH Robinson Worldwide Inc	99,261	12,774,891
Expeditors International of Washington Inc	106,966	12,893,682
FedEx Corp	101,509	23,455,685
GXO Logistics Inc (a)(b)	78,302	4,122,600
Hub Group Inc Class A	41,576	1,555,774
United Parcel Service Inc Class B	407,026	35,590,353
		90,392,985
Ground Transportation - 53.7%
CSX Corp	460,801	14,980,641
JB Hunt Transport Services Inc	18,389	2,666,221
Knight-Swift Transportation Holdings Inc	180,669	7,931,369
Norfolk Southern Corp	83,950	23,504,321
Old Dominion Freight Line Inc	144,593	21,829,205
RXO Inc (a)(b)	75,160	1,227,363
Ryder System Inc	1,947	365,101
Saia Inc (a)(b)	21,677	6,426,363
Schneider National Inc Class B	154,225	3,812,442
Uber Technologies Inc (a)	922,466	86,481,188
Union Pacific Corp	321,935	71,975,008
Werner Enterprises Inc	87,050	2,511,393
XPO Inc (a)(b)	115,365	14,962,841
		258,673,456
Machinery - 0.4%
Westinghouse Air Brake Technologies Corp	9,060	1,753,110
Marine Transportation - 1.5%
Kirby Corp (a)	60,546	5,885,071
Matson Inc (b)	10,823	1,126,133
		7,011,204
Passenger Airlines - 21.5%
Alaska Air Group Inc (a)(b)	195,243	12,257,356
American Airlines Group Inc (a)(b)	68,100	910,496
Delta Air Lines Inc	633,276	39,123,791
Joby Aviation Inc Class A (a)(b)	203,400	2,878,109
SkyWest Inc (a)	64,924	7,881,774
Southwest Airlines Co	399,725	13,150,953
Sun Country Airlines Holdings Inc (a)	303,694	4,023,946
United Airlines Holdings Inc (a)	223,658	23,484,090
		103,710,515
TOTAL INDUSTRIALS		461,541,270

TOTAL UNITED STATES		465,636,912
TOTAL COMMON STOCKS (Cost $271,624,806)		472,882,389

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	6,109,685	6,110,907
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	5,064,519	5,065,025
TOTAL MONEY MARKET FUNDS (Cost $11,175,932)			11,175,932

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $282,800,738)	484,058,321
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,578,018)
NET ASSETS - 100.0%	481,480,303

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,768,701	38,773,637	44,431,431	79,928	-	-	6,110,907	6,109,685	0.0%
Fidelity Securities Lending Cash Central Fund	13,253,897	76,025,549	84,214,421	7,969	-	-	5,065,025	5,064,519	0.0%
Total	25,022,598	114,799,186	128,645,852	87,897	-	-	11,175,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	4,095,642	4,095,642	-	-
Industrials	468,786,747	467,273,567	1,513,180	-

Money Market Funds	11,175,932	11,175,932	-	-
Total Investments in Securities:	484,058,321	482,545,141	1,513,180	-
Transportation Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,619,560) - See accompanying schedule:
Unaffiliated issuers (cost $271,624,806)	$472,882,389
Fidelity Central Funds (cost $11,175,932)	11,175,932

Total Investment in Securities (cost $282,800,738)		$484,058,321
Receivable for investments sold		1,901,045
Receivable for fund shares sold		24,700
Dividends receivable		1,216,863
Distributions receivable from Fidelity Central Funds		5,328
Prepaid expenses		658
Total assets		487,206,915
Liabilities
Payable for fund shares redeemed	$372,026
Accrued management fee	262,970
Other payables and accrued expenses	26,591
Collateral on securities loaned	5,065,025
Total liabilities		5,726,612
Net Assets		$481,480,303
Net Assets consist of:
Paid in capital		$260,631,894
Total accumulated earnings (loss)		220,848,409
Net Assets		$481,480,303
Net Asset Value, offering price and redemption price per share ($481,480,303 ÷ 4,508,822 shares)		$106.79
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$3,972,496
Income from Fidelity Central Funds (including $7,969 from security lending)		87,897
Total income		4,060,393
Expenses
Management fee	$1,570,379
Custodian fees and expenses	3,870
Independent trustees' fees and expenses	903
Registration fees	16,354
Audit fees	25,810
Legal	581
Miscellaneous	1,175
Total expenses before reductions	1,619,072
Expense reductions	(554)
Total expenses after reductions		1,618,518
Net Investment income (loss)		2,441,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,838,008
Redemptions in-kind	15,106,174
Foreign currency transactions	10,944
Total net realized gain (loss)		17,955,126
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,809,074)
Assets and liabilities in foreign currencies	88
Total change in net unrealized appreciation (depreciation)		(12,808,986)
Net gain (loss)		5,146,140
Net increase (decrease) in net assets resulting from operations		$7,588,015
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,441,875	$6,796,403
Net realized gain (loss)	17,955,126	44,235,338
Change in net unrealized appreciation (depreciation)	(12,808,986)	(28,614,463)
Net increase (decrease) in net assets resulting from operations	7,588,015	22,417,278
Distributions to shareholders	(14,446,353)	(34,630,176)

Share transactions
Proceeds from sales of shares	34,991,809	24,964,599
Reinvestment of distributions	13,539,239	32,391,699
Cost of shares redeemed	(81,699,180)	(134,165,531)

Net increase (decrease) in net assets resulting from share transactions	(33,168,132)	(76,809,233)
Total increase (decrease) in net assets	(40,026,470)	(89,022,131)

Net Assets
Beginning of period	521,506,773	610,528,904
End of period	$481,480,303	$521,506,773

Other Information
Shares
Sold	358,775	226,952
Issued in reinvestment of distributions	152,469	306,057
Redeemed	(825,102)	(1,230,781)
Net increase (decrease)	(313,858)	(697,772)

Financial Highlights
Transportation Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$108.14	$110.59	$97.00	$105.82	$98.97	$82.12
Income from Investment Operations
Net investment income (loss) B,C	.52	1.35	1.80	1.24	.64	1.06 D
Net realized and unrealized gain (loss)	1.19	3.49	14.59	(2.12)	19.26	23.43
Total from investment operations	1.71	4.84	16.39	(.88)	19.90	24.49
Distributions from net investment income	(.25)	(1.48)	(1.75)	(1.16)	(1.03)	(.76)
Distributions from net realized gain	(2.81)	(5.81)	(1.05)	(6.78)	(12.03)	(6.88)
Total distributions	(3.06)	(7.29)	(2.80)	(7.94)	(13.05) E	(7.64)
Net asset value, end of period	$106.79	$108.14	$110.59	$97.00	$105.82	$98.97
Total Return F,G	2.16%	4.55%	17.13%	(.46)%	20.35%	34.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69% J	.69%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.69 % J	.69%	.75%	.76%	.77%	.80%
Expenses net of all reductions, if any	.69% J	.69%	.75%	.76%	.77%	.80%
Net investment income (loss)	1.04% J	1.23%	1.82%	1.28%	.60%	1.29% D
Supplemental Data
Net assets, end of period (000 omitted)	$481,480	$521,507	$610,529	$587,107	$679,303	$335,780
Portfolio turnover rate K	56 % J,L	22%	33%	23%	66% M	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Defense and Aerospace Portfolio	$152,832
Industrials Portfolio	149,477

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Defense and Aerospace Portfolio	1,783,805,236	1,305,082,564	(8,095,528)	1,296,987,036
Industrials Portfolio	561,957,810	297,801,661	(9,351,551)	288,450,110
Transportation Portfolio	283,103,029	205,011,416	(4,056,124)	200,955,292

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to August 31, 2025. Loss deferrals were as follows:

Capital losses ($)
Industrials Portfolio	(468,235)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	785,973,767	182,087,100
Industrials Portfolio	149,865,461	102,766,531
Transportation Portfolio	130,804,822	149,124,266

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Transportation Portfolio	236,100	15,106,174	23,201,523
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Defense and Aerospace Portfolio	.70
Industrials Portfolio	.67
Transportation Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Defense and Aerospace Portfolio	.63
Industrials Portfolio	.67
Transportation Portfolio	.67

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Defense and Aerospace Portfolio	6,585
Industrials Portfolio	1,081
Transportation Portfolio	9,274

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Defense and Aerospace Portfolio	58,002,272	6,983,520	2,396,878
Industrials Portfolio	8,979,921	687,268	(241,398)
Transportation Portfolio	7,714,064	10,612,631	33,527
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Defense and Aerospace Portfolio	1,502
Industrials Portfolio	516
Transportation Portfolio	380
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Defense and Aerospace Portfolio	471	-	-
Industrials Portfolio	146	-	-
Transportation Portfolio	814	47	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Defense and Aerospace Portfolio	51,885,108
Industrials Portfolio	1,024,561
Transportation Portfolio	9,916,785
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Defense and Aerospace Portfolio	743
Transportation Portfolio	554
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of Industrials Portfolio and Fidelity Advisor Industrials Fund approved an Agreement and Plan of Reorganization (the Agreement) between Industrials Portfolio and Fidelity Advisor Industrials Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Industrials Portfolio in exchange for corresponding shares of Fidelity Advisor Industrials Fund equal in value to the net assets of Industrials Portfolio on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during October 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies  (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Defense & Aerospace Portfolio underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.813660.120
SELCI-SANN-1025
Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Semi-Annual Report
August 31, 2025

Contents

Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Biotechnology Portfolio
Consolidated Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 2.1%
Health Care - 2.1%
Pharmaceuticals - 2.1%
UCB SA	377,874	88,348,648
CANADA - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	411,764	15,939,384
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (a)	8,198	2,508,998
DENMARK - 4.0%
Health Care - 4.0%
Biotechnology - 3.8%
Ascendis Pharma A/S ADR (a)	582,501	113,162,469
Zealand Pharma A/S (a)	653,130	44,772,370
		157,934,839
Life Sciences Tools & Services - 0.2%
Gubra A/S	175,554	10,322,984
TOTAL DENMARK		168,257,823
FRANCE - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Abivax SA ADR (a)	636,000	51,535,080
Sensorion SA (a)(b)	18,825,047	7,069,519

TOTAL FRANCE		58,604,599
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)(c)	148,500	14,850,000
IRELAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.1%
Prothena Corp PLC (a)	643,917	5,280,119
Pharmaceuticals - 0.1%
GH Research PLC (a)	305,700	4,126,950
TOTAL IRELAND		9,407,069
NETHERLANDS - 4.5%
Health Care - 4.5%
Biotechnology - 4.4%
Argenx SE ADR (a)	165,004	117,515,849
Merus NV (a)	703,554	46,321,995
Newamsterdam Pharma Co NV (a)(c)	687,500	16,534,375
uniQure NV (a)	373,382	6,097,328
		186,469,547
Pharmaceuticals - 0.1%
Pharvaris NV (a)	147,914	3,202,338
TOTAL NETHERLANDS		189,671,885
SWITZERLAND - 0.9%
Health Care - 0.9%
Biotechnology - 0.0%
Idorsia Ltd (a)(c)	256,353	884,252
Pharmaceuticals - 0.9%
Galderma Group AG	205,570	35,865,240
TOTAL SWITZERLAND		36,749,492
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (a)	162,505	5,235,911
Mereo Biopharma Group PLC ADR (a)(c)	838,700	1,434,177
Zura Bio Ltd Class A (a)	484,957	989,312

TOTAL UNITED KINGDOM		7,659,400
UNITED STATES - 85.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (a)(d)	55	0
Health Care - 85.4%
Biotechnology - 79.9%
89bio Inc (a)	271,300	2,449,839
AbbVie Inc	3,350,739	704,995,487
Absci Corp (a)(c)	1,785,096	4,266,379
Akero Therapeutics Inc (a)	30,400	1,420,592
Alector Inc (a)	3,590,551	8,437,795
Allena Pharmaceuticals Inc (a)(e)	93,683	1
Allogene Therapeutics Inc (a)(c)	841,115	950,460
Alnylam Pharmaceuticals Inc (a)	655,003	292,465,390
Amgen Inc	1,206,501	347,122,403
AnaptysBio Inc (a)(c)	61,900	1,258,427
Annexon Inc (a)	300,887	619,827
Antares Therapeutics Inc (e)	325,500	270,165
Apellis Pharmaceuticals Inc (a)	11,222	309,391
Apogee Therapeutics Inc (a)	392,132	14,261,841
Arcellx Inc (a)(c)	496,600	34,459,074
Arcturus Therapeutics Holdings Inc (a)(c)	159,230	2,708,502
Arcus Biosciences Inc (a)	1,068,989	11,320,594
ArriVent Biopharma Inc (a)(b)(c)	2,346,517	44,865,405
Arrowhead Pharmaceuticals Inc (a)	208,215	4,586,976
ARS Pharmaceuticals Inc (a)(c)	888,656	10,326,183
Astria Therapeutics Inc (a)	469,456	2,901,238
Astria Therapeutics Inc warrants (a)	115,136	206,995
aTyr Pharma Inc (a)(c)	1,754,594	9,439,716
Avidity Biosciences Inc (a)	727,307	33,877,960
Axcella Health Inc (a)(e)	66,454	0
Beam Therapeutics Inc (a)	251,214	4,109,861
Bicara Therapeutics Inc (a)	348,000	4,155,120
BioCryst Pharmaceuticals Inc (a)	313,681	2,606,689
Biohaven Ltd (a)	1,757,096	27,041,707
Biomea Fusion Inc (a)	420,729	820,422
Biomea Fusion Inc warrants 12/20/2026 (a)	29,200	8,737
Bioxcel Therapeutics Inc (a)(c)	198,600	804,330
Bridgebio Pharma Inc (a)	632,804	32,753,935
CAMP4 Therapeutics Corp (c)	241,086	366,451
Candel Therapeutics Inc (a)(b)(c)	5,544,979	32,105,428
Cartesian Therapeutics Inc (a)(c)	599,054	6,020,493
Cartesian Therapeutics Inc rights (a)(e)	5,385,728	1,561,861
Centessa Pharmaceuticals PLC ADR (a)(c)	2,614,494	43,897,354
CG oncology Inc (a)	382,439	10,257,014
Chinook Therapeutics Inc rights (a)(e)	115,821	1
Cidara Therapeutics Inc (a)	51,518	3,368,762
Cogent Biosciences Inc (a)	1,566,594	18,924,456
Crescent Biopharma Inc (d)	113,421	1,633,262
Cyclerion Therapeutics Inc (a)(d)	4,740	11,613
Cytokinetics Inc (a)	540,575	19,098,515
Day One Biopharmaceuticals Inc (a)	767,066	5,760,666
Denali Therapeutics Inc (a)	442,063	6,750,302
Design Therapeutics Inc (a)(c)	743,531	4,111,726
Dianthus Therapeutics Inc (a)	328,418	7,740,812
Disc Medicine Inc (a)(c)	783,188	46,713,248
Dyne Therapeutics Inc (a)	1,689,544	22,791,949
Entrada Therapeutics Inc (a)	37,469	204,955
Exact Sciences Corp (a)	56,800	2,693,456
Exelixis Inc (a)	471,554	17,645,551
Foghorn Therapeutics Inc (a)	66,020	334,061
Forte Biosciences Inc (a)	114,537	1,259,907
Geron Corp (a)	9,077,512	12,708,517
Geron Corp warrants 12/31/2025 (a)	2,080,400	229,945
Gilead Sciences Inc	3,018,711	341,023,782
Gossamer Bio Inc (a)	4,899,808	12,102,526
Gritstone Bio Inc warrants (a)(e)	1,333,333	13
Ideaya Biosciences Inc (a)	637,957	15,661,844
Immuneering Corp (a)(c)	377,776	2,172,212
Immunome Inc (a)(c)	789,185	7,505,149
Immunovant Inc (a)	629,621	9,249,132
Inhibikase Therapeutics Inc (a)(c)	127,670	229,806
Insmed Inc (a)	1,007,619	137,136,946
Intellia Therapeutics Inc (a)(c)	1,017,121	11,549,409
Ionis Pharmaceuticals Inc (a)	500,777	21,350,627
Jade Biosciences Inc	218,307	1,724,625
Janux Therapeutics Inc (a)	342,799	7,788,393
Keros Therapeutics Inc (a)	116,178	1,767,067
Korro Bio Inc (a)(d)	32,866	758,547
Krystal Biotech Inc (a)(b)(c)	1,855,422	274,045,829
Kymera Therapeutics Inc (a)	276,641	11,397,609
Legend Biotech Corp ADR (a)	91,610	3,181,615
Lexicon Pharmaceuticals Inc (a)(c)	1,366,400	1,503,040
Madrigal Pharmaceuticals Inc (a)(c)	50,895	22,284,376
MannKind Corp (a)	3,302,701	15,159,398
Metsera Inc (a)	761,547	26,874,994
Moderna Inc (a)	674,122	16,239,599
MoonLake Immunotherapeutics Class A (a)(c)	518,858	28,926,334
Natera Inc (a)	331,532	55,780,259
Nurix Therapeutics Inc (a)	450,446	4,207,166
Nuvalent Inc Class A (a)	268,899	20,592,285
Oruka Therapeutics Inc (a)	704,983	10,433,748
Perspective Therapeutics Inc (a)	632,400	2,124,864
Protagonist Therapeutics Inc (a)(c)	429,113	25,339,123
PTC Therapeutics Inc (a)	274,511	13,541,628
Regeneron Pharmaceuticals Inc	77,396	44,943,857
Replimune Group Inc (a)(c)	1,000,709	5,403,829
Revolution Medicines Inc (a)	175,398	6,659,862
Rezolute Inc/old (a)	720,167	5,127,589
Rhythm Pharmaceuticals Inc (a)	157,003	16,194,859
Roivant Sciences Ltd (a)	953,219	11,371,903
Sana Biotechnology Inc (a)	1,263,152	3,865,245
Scholar Rock Holding Corp (a)	1,632,599	53,304,357
Scholar Rock Holding Corp warrants 12/31/2025 (a)(d)	17,850	453,468
Soleno Therapeutics Inc (a)	169,100	11,442,997
Solid Biosciences Inc (a)	2,867,760	15,715,325
Spyre Therapeutics Inc (a)	284,853	4,697,226
Stoke Therapeutics Inc (a)(c)	1,565,839	30,940,979
Summit Therapeutics Inc (a)(c)	1,468,678	34,807,669
Taysha Gene Therapies Inc (a)	3,111,976	9,086,970
Tectonic Therapeutic Inc (a)(c)	442,889	11,311,385
TG Therapeutics Inc (a)(c)	714,578	20,958,573
Travere Therapeutics Inc (a)	594,900	10,410,750
Twist Bioscience Corp (a)	117,325	3,164,255
Ultragenyx Pharmaceutical Inc (a)	727,789	21,804,558
United Therapeutics Corp (a)	13,993	4,264,507
Upstream Bio Inc	385,657	6,606,304
Vaxcyte Inc (a)	599,955	18,472,614
Vera Therapeutics Inc Class A (a)	350,625	7,587,525
Vertex Pharmaceuticals Inc (a)	21,109	8,254,041
Viking Therapeutics Inc (a)(c)	421,957	11,413,937
Vir Biotechnology Inc (a)	149,800	740,012
Viridian Therapeutics Inc (a)	918,004	16,872,914
vTv Therapeutics Inc Class A (a)(b)(c)	177,299	2,684,307
Zenas Biopharma Inc (a)	164,900	2,638,400
		3,374,863,908
Health Care Equipment & Supplies - 0.0%
Aradigm Corp (a)(d)(e)	148,009	2
Aradigm Corp (a)(e)	11,945	0
Novocure Ltd (a)	11,113	137,023
		137,025
Health Care Providers & Services - 0.1%
Scorpion Therapeutics Inc (d)(e)	5,166,448	1,704,928
Scorpion Therapeutics Inc (d)(e)	5,166,448	51
Scorpion Therapeutics Inc rights 3/5/2040 (a)(d)(e)	5,166,448	2,893,211
		4,598,190
Health Care Technology - 0.1%
Schrodinger Inc/United States (a)	235,401	4,592,674
Pharmaceuticals - 5.3%
Adimab LLC (a)(d)(e)(f)	1,954,526	29,181,074
Adimab LLC (a)(d)(e)(f)	1,954,526	9,205,817
Amylyx Pharmaceuticals Inc (a)	1,203,275	11,286,720
Axsome Therapeutics Inc (a)	129,503	15,706,124
Corcept Therapeutics Inc (a)	648,746	45,230,571
Crinetics Pharmaceuticals Inc (a)	919,404	28,492,330
Edgewise Therapeutics Inc (a)	200,021	2,870,301
Enliven Therapeutics Inc (a)	377,767	7,657,337
Harmony Biosciences Holdings Inc (a)	46,725	1,723,685
LENZ Therapeutics Inc (a)(c)	71,758	2,772,012
Maze Therapeutics Inc (c)	273,585	3,964,247
MBX Biosciences Inc (a)	455,378	6,871,654
Nuvation Bio Inc Class A (a)(c)	5,827,833	17,308,664
Ocular Therapeutix Inc (a)	679,900	8,301,579
Optinose Inc warrants 11/23/2027 (a)(e)	91,712	0
Rapport Therapeutics Inc (a)(c)	171,063	3,015,841
Structure Therapeutics Inc ADR (a)	383,764	7,406,645
Trevi Therapeutics Inc (a)	2,593,763	18,817,751
WaVe Life Sciences Ltd (a)(c)	522,340	5,014,464
		224,826,816
TOTAL HEALTH CARE		3,609,018,613

TOTAL UNITED STATES		3,609,018,613
TOTAL COMMON STOCKS (Cost $2,539,836,548)		4,201,015,911

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Cardurion Pharmaceuticals Inc Series B (a)(d)(e)	1,020,908	4,583,877
ElevateBio LLC Series C (a)(d)(e)	216,600	452,694
National Resilience Inc Series B (a)(d)(e)	732,064	5,168,372
Neurona Therapeutics Inc Series F (d)(e)	1,618,100	3,333,286
Saliogen Therapeutics Inc Series B (a)(d)(e)	94,461	1
Triveni Bio Inc Series B (d)(e)	7,167,431	6,809,059
		20,347,289
Health Care Technology - 0.0%
Candid Therapeutics Series B (a)(d)(e)	1,666,667	1,650,000
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (a)(d)(e)	8,274,568	83
TOTAL HEALTH CARE		21,997,372

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,741,935)		21,997,372

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	7,476,721	7,478,217
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	202,791,708	202,811,987
TOTAL MONEY MARKET FUNDS (Cost $210,273,991)			210,290,204

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $2,788,852,474)	4,433,303,487
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(206,214,975)
NET ASSETS - 100.0%	4,227,088,512

Legend

(a)	Non-income producing.
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,839,343 or 1.6% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	7,861,206

Adimab LLC	9/17/2014 - 6/5/2015	23,546,682

Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Candid Therapeutics Series B	8/27/2024	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/2024	4,999,999

Crescent Biopharma Inc	10/28/2024	1,500,000

Cyclerion Therapeutics Inc	4/2/2019	1,404,026

ElevateBio LLC Series C	3/9/2021	908,637

Korro Bio Inc	7/14/2023	1,854,573

MedAvail Holdings Inc	7/2/2012	416,675

National Resilience Inc Series B	12/1/2020	9,999,994

Neurona Therapeutics Inc Series F	3/28/2025	3,333,286

Saliogen Therapeutics Inc Series B	12/10/2021	10,000,019

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	1,704,928

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights 3/5/2040	3/5/2025	2,841,546

Triveni Bio Inc Series B	9/19/2024	7,500,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,965,969	239,116,309	236,604,061	120,833	-	-	7,478,217	7,476,721	0.0%
Fidelity Securities Lending Cash Central Fund	197,694,357	663,195,552	658,077,922	1,254,799	-	-	202,811,987	202,791,708	0.7%
Total	202,660,326	902,311,861	894,681,983	1,375,632	-	-	210,290,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ArriVent Biopharma Inc	46,452,675	8,000,851	695,522	-	(80,273)	(8,812,326)	44,865,405	2,346,517
Candel Therapeutics Inc	49,766,187	-	-	-	-	(17,660,759)	32,105,428	5,544,979
Krystal Biotech Inc	336,581,669	-	3,761,680	-	2,089,180	(60,863,340)	274,045,829	1,855,422
Sensorion SA	12,663,941	-	539,150	-	(2,390,012)	(2,665,260)	7,069,519	18,825,047
vTv Therapeutics Inc Class A	3,474,900	-	14,074	-	1,307	(777,826)	2,684,307	177,299
Total	448,939,372	8,000,851	5,010,426	-	(379,798)	(90,779,511)	360,770,488

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	4,201,015,911	4,155,299,642	899,145	44,817,124

Convertible Preferred Stocks
Health Care	21,997,372	-	-	21,997,372

Money Market Funds	210,290,204	210,290,204	-	-
Total Investments in Securities:	4,433,303,487	4,365,589,846	899,145	66,814,496
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	47,480,212	-	(7,924,916)	6,230,895	(969,431)	-	364	-	44,817,124	(7,924,901)
Convertible Preferred Stocks	63,589,913	17,065,905	(32,425,826)	3,333,286	(29,565,906)	-	-	-	21,997,372	(16,458,699)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Biotechnology Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $205,248,241) - See accompanying schedule:
Unaffiliated issuers (cost $2,413,698,224)	$3,862,242,795
Fidelity Central Funds (cost $210,273,991)	210,290,204
Other affiliated issuers (cost $164,880,259)	360,770,488

Total Investment in Securities (cost $2,788,852,474)		$4,433,303,487
Restricted cash		104,741
Receivable for investments sold		1,956,113
Receivable for fund shares sold		873,274
Dividends receivable		3,702,055
Distributions receivable from Fidelity Central Funds		316,976
Prepaid expenses		5,278
Other receivables		1,411,604
Total assets		4,441,673,528
Liabilities
Payable for investments purchased	$1,312,620
Payable for fund shares redeemed	2,132,211
Accrued management fee	2,126,378
Deferred taxes	4,882,618
Other payables and accrued expenses	1,480,270
Collateral on securities loaned	202,650,919
Total liabilities		214,585,016
Net Assets		$4,227,088,512
Net Assets consist of:
Paid in capital		$2,714,911,541
Total accumulated earnings (loss)		1,512,176,971
Net Assets		$4,227,088,512
Net Asset Value, offering price and redemption price per share ($4,227,088,512 ÷ 206,340,744 shares)		$20.49
Consolidated Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$22,387,717
Interest		153
Income from Fidelity Central Funds (including $1,254,799 from security lending)		1,375,632
Total income		23,763,502
Expenses
Management fee	$12,139,521
Custodian fees and expenses	106,526
Independent trustees' fees and expenses	7,389
Registration fees	33,151
Audit fees	54,492
Legal	1,322
Miscellaneous	10,088
Total expenses before reductions	12,352,489
Expense reductions	(4,820)
Total expenses after reductions		12,347,669
Net Investment income (loss)		11,415,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	148,264,388
Affiliated issuers	(379,798)
Foreign currency transactions	12,061
Total net realized gain (loss)		147,896,651
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred taxes of $1,836,879)	105,531,597
Affiliated issuers	(90,779,511)
Unfunded commitments	(987,443)
Assets and liabilities in foreign currencies	46,089
Total change in net unrealized appreciation (depreciation)		13,810,732
Net gain (loss)		161,707,383
Net increase (decrease) in net assets resulting from operations		$173,123,216
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,415,833	$15,895,824
Net realized gain (loss)	147,896,651	208,907,835
Change in net unrealized appreciation (depreciation)	13,810,732	(145,519,712)
Net increase (decrease) in net assets resulting from operations	173,123,216	79,283,947
Distributions to shareholders	(13,194,518)	(53,021,964)

Share transactions
Proceeds from sales of shares	181,046,048	188,080,503
Reinvestment of distributions	12,194,750	49,131,977
Cost of shares redeemed	(399,013,376)	(905,073,470)

Net increase (decrease) in net assets resulting from share transactions	(205,772,578)	(667,860,990)
Total increase (decrease) in net assets	(45,843,880)	(641,599,007)

Net Assets
Beginning of period	4,272,932,392	4,914,531,399
End of period	$4,227,088,512	$4,272,932,392

Other Information
Shares
Sold	9,466,767	9,390,164
Issued in reinvestment of distributions	727,177	2,580,968
Redeemed	(21,499,869)	(45,900,263)
Net increase (decrease)	(11,305,925)	(33,929,131)

Consolidated Financial Highlights
Biotechnology Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.63	$19.53	$15.96	$15.78	$25.52	$21.02
Income from Investment Operations
Net investment income (loss) B,C	.05	.07	.03	(.01)	(.03)	(.01)
Net realized and unrealized gain (loss)	.87	.26 D	3.62	.19	(6.91)	9.41
Total from investment operations	.92	.33	3.65	.18	(6.94)	9.40
Distributions from net investment income	(.06)	(.23)	(.08)	-	(.03)	(.07)
Distributions from net realized gain	-	-	-	-	(2.77)	(4.84)
Total distributions	(.06)	(.23)	(.08)	-	(2.80)	(4.90) E
Net asset value, end of period	$20.49	$19.63	$19.53	$15.96	$15.78	$25.52
Total Return F,G	4.77%	1.72% D	22.99%	1.14%	(29.49)%	47.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.63% J	.63%	.71%	.72%	.69%	.70%
Expenses net of fee waivers, if any	.63 % J	.63%	.71%	.71%	.69%	.70%
Expenses net of all reductions, if any	.63% J	.63%	.71%	.71%	.69%	.69%
Net investment income (loss)	.59% J	.34%	.15%	(.05)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,227,089	$4,272,932	$4,914,531	$4,969,107	$5,280,692	$8,873,624
Portfolio turnover rate K	45 % J	38%	52% L	51%	46%	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 1.62%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Health Care Portfolio
Consolidated Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 2.2%
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	550,000	128,592,484
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	1,280,000	49,548,800
CHINA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd ADR (b)	100,000	30,605,000
DENMARK - 2.4%
Health Care - 2.4%
Biotechnology - 2.4%
Ascendis Pharma A/S ADR (b)	740,000	143,759,800
FRANCE - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	128,000	26,190,785
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)(c)	400,000	40,000,000
NETHERLANDS - 5.0%
Health Care - 5.0%
Biotechnology - 4.7%
Argenx SE ADR (b)(c)	280,000	199,416,000
Merus NV (b)	1,040,000	68,473,600
Newamsterdam Pharma Co NV (b)	280,000	6,734,000
		274,623,600
Pharmaceuticals - 0.3%
Pharvaris NV (b)	800,000	17,320,000
TOTAL NETHERLANDS		291,943,600
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	520,000	16,754,400
UNITED STATES - 85.6%
Health Care - 85.6%
Biotechnology - 27.4%
AbbVie Inc	640,000	134,656,000
Acumen Pharmaceuticals Inc (b)	1,140,000	1,550,400
Akero Therapeutics Inc (b)	420,000	19,626,600
Alnylam Pharmaceuticals Inc (b)	535,000	238,882,850
Annexon Inc (b)	1,200,000	2,472,000
Apogee Therapeutics Inc (b)	64,021	2,328,444
Arcellx Inc (b)(c)	430,000	29,837,700
Avidity Biosciences Inc (b)	670,000	31,208,600
Caris Life Sciences Inc (d)	1,729,127	66,381,186
Cartesian Therapeutics Inc (b)	368,992	3,708,370
Centessa Pharmaceuticals PLC ADR (b)	280,000	4,701,200
CG oncology Inc (b)(c)	690,000	18,505,800
Cidara Therapeutics Inc (b)	210,000	13,731,900
Cogent Biosciences Inc (b)	3,380,000	40,830,400
Cytokinetics Inc (b)	850,000	30,030,500
Day One Biopharmaceuticals Inc (b)	1,000,000	7,510,000
Disc Medicine Inc (b)	600,000	35,787,000
Exact Sciences Corp (b)	2,500,000	118,550,000
Gilead Sciences Inc	900,000	101,673,000
Immunovant Inc (b)	750,000	11,017,500
Insmed Inc (b)	430,000	58,523,000
Jade Biosciences Inc	400,000	3,160,000
Janux Therapeutics Inc (b)	846,163	19,224,823
Legend Biotech Corp ADR (b)	3,670,000	127,459,100
Metsera Inc (b)(c)	305,342	10,775,519
MoonLake Immunotherapeutics Class A (b)	460,000	25,645,000
Nurix Therapeutics Inc (b)	1,690,000	15,784,600
Nuvalent Inc Class A (b)	715,000	54,754,700
Oruka Therapeutics Inc (b)(c)	999,710	14,795,708
Perspective Therapeutics Inc (b)	600,000	2,016,000
Revolution Medicines Inc (b)	630,000	23,921,100
Rezolute Inc/old (b)	2,800,000	19,936,000
Rhythm Pharmaceuticals Inc (b)	228,000	23,518,200
Scholar Rock Holding Corp (b)	97,528	3,184,289
Soleno Therapeutics Inc (b)	810,000	54,812,700
Spyre Therapeutics Inc (b)(c)	650,000	10,718,500
Stoke Therapeutics Inc (b)	1,200,000	23,712,000
Summit Therapeutics Inc (b)(c)	570,000	13,509,000
Ultragenyx Pharmaceutical Inc (b)	450,000	13,482,000
Upstream Bio Inc	1,080,000	18,500,400
Vaxcyte Inc (b)	1,200,000	36,948,000
Veracyte Inc (b)	1,400,000	42,476,000
Viking Therapeutics Inc (b)(c)	690,000	18,664,500
Viridian Therapeutics Inc (b)	2,704,316	49,705,328
Zenas Biopharma Inc (b)	475,058	7,600,928
		1,605,816,845
Health Care Equipment & Supplies - 26.2%
Boston Scientific Corp (b)	4,180,000	440,990,000
Edwards Lifesciences Corp (b)	1,500,000	122,010,000
Inspire Medical Systems Inc (b)	264,200	24,752,898
Insulet Corp (b)	560,000	190,332,800
Intuitive Surgical Inc (b)	100,000	47,329,500
Kestra Medical Technologies Ltd	638,900	10,311,846
Masimo Corp (b)	1,481,619	206,996,990
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(f)(g)	15,815	192,310
Outset Medical Inc (b)(e)	1,345,000	18,708,950
Penumbra Inc (b)	1,050,000	286,272,000
PROCEPT BioRobotics Corp (b)(c)	690,000	27,717,300
Shoulder Innovations Inc (d)(g)	448,586	6,648,045
Shoulder Innovations Inc	96,700	1,433,094
Stryker Corp	400,000	156,564,000
		1,540,259,733
Health Care Providers & Services - 10.4%
agilon health Inc (b)	12,000,000	15,360,000
Astrana Health Inc (b)	620,800	19,840,768
BrightSpring Health Services Inc (b)(c)	3,850,000	91,206,500
Cigna Group/The	69,000	20,760,030
CVS Health Corp	2,320,000	169,708,000
LifeStance Health Group Inc (b)	3,600,000	19,728,000
Omada Health Inc (d)	717,691	17,002,100
Omada Health Inc	13,367	316,664
Privia Health Group Inc (b)	2,800,000	64,512,000
Surgery Partners Inc (b)(c)	1,800,000	40,842,000
UnitedHealth Group Inc	495,000	153,385,650
		612,661,712
Health Care Technology - 3.9%
Evolent Health Inc Class A (b)	1,980,959	19,116,254
HeartFlow Inc (d)	636,013	20,034,410
HeartFlow Inc	11,200	352,800
Phreesia Inc (b)	1,000,000	31,660,000
Veeva Systems Inc Class A (b)	505,000	135,946,000
Waystar Holding Corp (b)	640,000	24,243,200
		231,352,664
Life Sciences Tools & Services - 9.8%
10X Genomics Inc Class A (b)	2,080,000	29,140,800
10X Genomics Inc Class B (b)(h)	500,000	7,005,000
Danaher Corp	1,710,000	351,952,200
IQVIA Holdings Inc (b)	385,000	73,461,850
Repligen Corp (b)	370,000	45,258,400
Thermo Fisher Scientific Inc	145,000	71,444,400
		578,262,650
Pharmaceuticals - 7.9%
Contineum Therapeutics Inc Class A (b)	450,000	4,702,500
Crinetics Pharmaceuticals Inc (b)	1,290,000	39,977,100
Eli Lilly & Co	400,000	293,032,001
Enliven Therapeutics Inc (b)	1,220,000	24,729,400
Ocular Therapeutix Inc (b)	262,397	3,203,867
Rapport Therapeutics Inc (b)(c)	278,632	4,912,282
Royalty Pharma PLC Class A	1,750,000	62,965,000
Structure Therapeutics Inc ADR (b)	850,000	16,405,000
WaVe Life Sciences Ltd (b)	1,280,000	12,288,000
		462,215,150
TOTAL UNITED STATES		5,030,568,754
TOTAL COMMON STOCKS (Cost $3,713,212,694)		5,757,963,623

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (f)(g)(i)	3,194,800	3,696,064
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/Us 10% 12/31/2026 (f)(g)	3,839,963	4,526,164
Health Care Technology - 0.0%
Wugen Inc 0% (f)(g)(j)	2,299,153	2,747,028
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (f)(g)	1,748,893	2,234,560
TOTAL HEALTH CARE		9,507,752

TOTAL UNITED STATES		13,203,816
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,040,513)		13,203,816

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	330,316	2,513,705
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(f)(g)	11,853,768	8,771,788
UNITED STATES - 1.5%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(f)(g)	759,659	3,046,233
Saluda Medical Inc Series E-1 (f)(g)	395,700	3,066,675
		6,112,908
Health Care - 1.3%
Biotechnology - 0.6%
Asimov Inc Series B (b)(f)(g)	101,438	2,714,481
Cleerly Inc Series C (b)(f)(g)	1,285,367	14,537,501
Element Biosciences Inc Series C (b)(f)(g)	572,265	4,360,659
Element Biosciences Inc Series D (b)(f)(g)	413,355	2,232,117
Element Biosciences Inc Series D1 (b)(f)(g)	413,355	2,232,117
ElevateBio LLC Series C (b)(f)(g)	254,900	532,741
Endeavor BioMedicines Inc Series C (b)(f)(g)	1,366,212	7,131,627
		33,741,243
Health Care Equipment & Supplies - 0.4%
Kardium Inc/Us Series D-7 (f)	15,888,877	9,056,660
Kardium Inc/Us Series D-7 (f)(g)	3,477,566	1,982,213
Kardium Inc/Us Series D-7 (f)	723,517	419,639
Medical Microinstruments Inc/Italy Series C (b)(f)(g)	316,310	10,656,484
		22,114,996
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(f)(g)(k)	473,270	1,381,948
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(f)(g)	201,220	7,358,616
Aledade Inc Series E1 (b)(f)(g)	56,664	2,072,202
Candid Therapeutics Series B (b)(f)(g)	3,162,302	3,130,679
Wugen Inc Series B (b)(f)(g)	454,342	699,687
		13,261,184
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(f)(g)	3,696,429	2,661,429
Galvanize Therapeutics Series C-1 (f)(g)	5,823,768	2,562,457
		5,223,886
TOTAL HEALTH CARE		75,723,257

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (f)(g)	1,079,396	3,583,595
TOTAL UNITED STATES		85,419,760
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $148,721,200)		96,705,253

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	13,179,360	13,181,995
Fidelity Securities Lending Cash Central Fund (l)(m)	4.36	107,654,561	107,665,327
TOTAL MONEY MARKET FUNDS (Cost $120,845,572)			120,847,322

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,994,819,979)	5,988,720,014
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(108,557,108)
NET ASSETS - 100.0%	5,880,162,906

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $110,065,741 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Affiliated company
(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,273,125 or 1.8% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,005,000 or 0.1% of net assets.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	7,704,855

Aledade Inc Series E1	5/20/2022	2,822,683

Asimov Inc Series B	10/29/2021	9,401,345

Candid Therapeutics Series B	8/27/2024	3,794,762

Cleerly Inc Series C	7/8/2022	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	4,691,527

Element Biosciences Inc Series C	6/21/2021	11,763,881

Element Biosciences Inc Series D	6/28/2024	3,242,067

Element Biosciences Inc Series D1	6/28/2024	3,242,067

ElevateBio LLC Series C	3/9/2021	1,069,306

Endeavor BioMedicines Inc Series C	4/22/2024	8,913,987

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	2,234,560

Galvanize Therapeutics Series B	3/29/2022	6,399,572

Galvanize Therapeutics Series C-1	7/7/2025	2,562,458

InSightec Ltd Series G	6/17/2024	10,523,775

Kardium Inc/Us 10% 12/31/2026	8/2/2024	4,312,000

Kardium Inc/Us Series D-7	8/6/2024	1,688,115

Manus Bio Inc Series One-6	3/30/2021	11,322,073

Medical Microinstruments Inc/Italy Series C	2/16/2024	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Saluda Medical Inc 0%	1/3/2025	3,194,800

Saluda Medical Inc Series E	4/6/2023	6,133,335

Saluda Medical Inc Series E-1	4/6/2023	3,194,802

Shoulder Innovations Inc	7/18/2025	6,398,000

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	13,584,368

Wugen Inc 0%	6/14/2024	2,299,153

Wugen Inc Series B	7/9/2021	3,523,377

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,904,113	598,356,740	599,078,858	694,276	-	-	13,181,995	13,179,360	0.0%
Fidelity Securities Lending Cash Central Fund	56,507,844	316,544,029	265,386,546	557,223	-	-	107,665,327	107,654,561	0.4%
Total	70,411,957	914,900,769	864,465,404	1,251,499	-	-	120,847,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	-	165,572	-	-	-	2,548,578	18,708,950	1,345,000
Total	-	165,572	-	-	-	2,548,578	18,708,950

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	5,757,963,623	5,757,771,313	-	192,310

Convertible Corporate Bonds
Financials	3,696,064	-	-	3,696,064
Health Care	9,507,752	-	-	9,507,752

Convertible Preferred Stocks
Financials	6,112,908	-	-	6,112,908
Health Care	87,008,750	-	-	87,008,750
Materials	3,583,595	-	-	3,583,595

Money Market Funds	120,847,322	120,847,322	-	-
Total Investments in Securities:	5,988,720,014	5,878,618,635	-	110,101,379
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	5,140,163	-	3,006,829	-	(7,954,682)	-	-	-	192,310	(4,586)
Convertible Preferred Stocks	115,066,978	-	8,963,357	22,873,865	(50,198,947)	-	-	-	96,705,253	(15,983,326)
Convertible Corporate Bonds	9,503,755	1,490,918	459,601	6,546,560	(4,797,018)	-	-	-	13,203,816	905,925
Preferred Securities	12,953,853	-	(73,988)	389,401	(13,269,266)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Health Care Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $150,416,123) - See accompanying schedule:
Unaffiliated issuers (cost $3,857,814,035)	$5,849,163,742
Fidelity Central Funds (cost $120,845,572)	120,847,322
Other affiliated issuers (cost $16,160,372)	18,708,950

Total Investment in Securities (cost $3,994,819,979)		$5,988,720,014
Cash		26,763
Foreign currency held at value (cost $70,532)		70,889
Receivable for investments sold		2,794,295
Receivable for fund shares sold		1,716,246
Dividends receivable		985,000
Reclaims receivable		3,502,098
Interest receivable		620,531
Distributions receivable from Fidelity Central Funds		143,285
Prepaid expenses		7,921
Other receivables		979,752
Total assets		5,999,566,794
Liabilities
Payable for investments purchased	$4,317,110
Payable for fund shares redeemed	3,420,409
Accrued management fee	2,934,332
Other payables and accrued expenses	1,088,535
Collateral on securities loaned	107,643,502
Total liabilities		119,403,888
Net Assets		$5,880,162,906
Net Assets consist of:
Paid in capital		$3,577,524,537
Total accumulated earnings (loss)		2,302,638,369
Net Assets		$5,880,162,906
Net Asset Value, offering price and redemption price per share ($5,880,162,906 ÷ 221,055,059 shares)		$26.60
Consolidated Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$19,054,426
Interest		214,936
Income from Fidelity Central Funds (including $557,223 from security lending)		1,251,499
Total income		20,520,861
Expenses
Management fee	$18,560,859
Custodian fees and expenses	114,242
Independent trustees' fees and expenses	11,737
Registration fees	32,737
Audit fees	32,617
Legal	2,734
Interest	4,355
Miscellaneous	15,474
Total expenses before reductions	18,774,755
Expense reductions	(513)
Total expenses after reductions		18,774,242
Net Investment income (loss)		1,746,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	330,059,665
Foreign currency transactions	55,923
Total net realized gain (loss)		330,115,588
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(532,165,380)
Affiliated issuers	2,548,578
Unfunded commitments	585,076
Assets and liabilities in foreign currencies	379,748
Total change in net unrealized appreciation (depreciation)		(528,651,978)
Net gain (loss)		(198,536,390)
Net increase (decrease) in net assets resulting from operations		$(196,789,771)
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,746,619	$(6,562,240)
Net realized gain (loss)	330,115,588	671,172,651
Change in net unrealized appreciation (depreciation)	(528,651,978)	(516,216,800)
Net increase (decrease) in net assets resulting from operations	(196,789,771)	148,393,611
Distributions to shareholders	(139,224,232)	(707,917,595)

Share transactions
Proceeds from sales of shares	107,182,122	245,582,352
Reinvestment of distributions	126,746,911	643,544,261
Cost of shares redeemed	(750,992,053)	(1,509,305,032)

Net increase (decrease) in net assets resulting from share transactions	(517,063,020)	(620,178,419)
Total increase (decrease) in net assets	(853,077,023)	(1,179,702,403)

Net Assets
Beginning of period	6,733,239,929	7,912,942,332
End of period	$5,880,162,906	$6,733,239,929

Other Information
Shares
Sold	4,150,608	8,294,953
Issued in reinvestment of distributions	4,935,626	23,014,058
Redeemed	(29,134,984)	(51,006,439)
Net increase (decrease)	(20,048,750)	(19,697,428)

Consolidated Financial Highlights
Health Care Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.93	$30.34	$27.18	$28.30	$32.18	$26.53
Income from Investment Operations
Net investment income (loss) B,C	.01	(.03)	(.02)	(.03)	(.03)	- D
Net realized and unrealized gain (loss)	(.75)	.56	3.18	(.50)	(.92)	9.23
Total from investment operations	(.74)	.53	3.16	(.53)	(.95)	9.23
Distributions from net investment income	-	(.01)	-	-	(.04) E	(.18)
Distributions from net realized gain	(.59)	(2.93)	-	(.59)	(2.89) E	(3.40)
Total distributions	(.59)	(2.94)	-	(.59)	(2.93)	(3.58)
Net asset value, end of period	$26.60	$27.93	$30.34	$27.18	$28.30	$32.18
Total Return F,G	(2.57) %	1.94%	11.63%	(2.05)%	(3.67)%	36.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.62% J	.63%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.62 % J	.63%	.68%	.68%	.67%	.69%
Expenses net of all reductions, if any	.62% J	.63%	.68%	.68%	.67%	.69%
Net investment income (loss)	.06% J	(.09)%	(.06)%	(.10)%	(.10)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,880,163	$6,733,240	$7,912,942	$8,153,464	$8,999,209	$10,353,077
Portfolio turnover rate K	60 % J	40%	46%	40%	31%	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Health Care Services Portfolio
Consolidated Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
UNITED STATES - 99.3%
Health Care - 99.3%
Health Care Providers & Services - 98.3%
Acadia Healthcare Co Inc (a)(b)	340,099	7,808,673
Addus HomeCare Corp (a)	82,161	9,462,482
agilon health Inc (a)	2,824,470	3,615,322
Alignment Healthcare Inc (a)	934,600	15,290,056
Astrana Health Inc (a)(b)	185,190	5,918,672
BrightSpring Health Services Inc (a)(b)	488,400	11,570,196
Cardinal Health Inc	271,986	40,466,077
Cencora Inc	148,168	43,207,270
Centene Corp (a)	323,084	9,382,359
Chemed Corp	36,900	16,898,355
Cigna Group/The	242,672	73,012,725
CVS Health Corp	1,083,070	79,226,571
Elevance Health Inc	126,861	40,424,258
Encompass Health Corp	181,500	22,099,440
HCA Healthcare Inc	115,767	46,765,237
HealthEquity Inc (a)	141,987	12,683,699
Hims & Hers Health Inc Class A (a)(b)	173,146	7,332,733
Hinge Health Inc Class A (a)	46,000	2,579,680
Humana Inc	133,865	40,649,446
Labcorp Holdings Inc	102,530	28,502,315
LifeStance Health Group Inc (a)	2,256,168	12,363,801
McKesson Corp	60,600	41,610,384
Molina Healthcare Inc (a)	70,900	12,820,847
Option Care Health Inc (a)	498,100	14,285,508
Privia Health Group Inc (a)	594,064	13,687,235
Quest Diagnostics Inc	75,059	13,633,717
Surgery Partners Inc (a)(b)	553,357	12,555,670
Tenet Healthcare Corp (a)	150,600	27,760,098
UnitedHealth Group Inc	602,162	186,591,939
US Physical Therapy Inc (b)	155,908	12,923,214
		865,127,979
Health Care Technology - 1.0%
Waystar Holding Corp (a)	237,800	9,007,864
TOTAL COMMON STOCKS (Cost $570,971,742)		874,135,843

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.6%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (a)(c)(d)(e)	69,639	203,346
Health Care Technology - 0.6%
Aledade Inc Series B1 (a)(c)(e)	52,232	1,910,124
Aledade Inc Series E1 (a)(c)(e)	40,149	1,468,249
Aledade Inc Series F (a)(c)(e)	59,859	2,189,044
		5,567,417
TOTAL HEALTH CARE		5,770,763

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,178,960)		5,770,763

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	19,681	19,683
Fidelity Securities Lending Cash Central Fund (f)(g)	4.36	32,899,687	32,902,977
TOTAL MONEY MARKET FUNDS (Cost $32,922,660)			32,922,660

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $613,073,362)	912,829,266
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(31,425,625)
NET ASSETS - 100.0%	881,403,641

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,770,763 or 0.7% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,000,000

Aledade Inc Series E1	5/20/2022	1,999,998

Aledade Inc Series F	6/7/2023	2,999,984

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,773,554	73,301,446	75,055,317	65,181	-	-	19,683	19,681	0.0%
Fidelity Securities Lending Cash Central Fund	14,351,080	163,686,981	145,135,084	14,881	-	-	32,902,977	32,899,687	0.1%
Total	16,124,634	236,988,427	220,190,401	80,062	-	-	32,922,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	874,135,843	874,135,843	-	-

Convertible Preferred Stocks
Health Care	5,770,763	-	-	5,770,763

Money Market Funds	32,922,660	32,922,660	-	-
Total Investments in Securities:	912,829,266	907,058,503	-	5,770,763
Health Care Services Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,996,824) - See accompanying schedule:
Unaffiliated issuers (cost $580,150,702)	$879,906,606
Fidelity Central Funds (cost $32,922,660)	32,922,660

Total Investment in Securities (cost $613,073,362)		$912,829,266
Receivable for investments sold		3,043,992
Receivable for fund shares sold		178,623
Dividends receivable		230,161
Distributions receivable from Fidelity Central Funds		6,071
Prepaid expenses		1,208
Other receivables		112,851
Total assets		916,402,172
Liabilities
Payable for fund shares redeemed	$1,496,126
Accrued management fee	465,824
Other payables and accrued expenses	137,033
Collateral on securities loaned	32,899,548
Total liabilities		34,998,531
Net Assets		$881,403,641
Net Assets consist of:
Paid in capital		$605,226,101
Total accumulated earnings (loss)		276,177,540
Net Assets		$881,403,641
Net Asset Value, offering price and redemption price per share ($881,403,641 ÷ 9,087,943 shares)		$96.99
Consolidated Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$6,524,742
Income from Fidelity Central Funds (including $14,881 from security lending)		80,062
Total income		6,604,804
Expenses
Management fee	$3,287,385
Custodian fees and expenses	4,946
Independent trustees' fees and expenses	1,944
Registration fees	30,137
Audit fees	23,305
Legal	264
Miscellaneous	2,720
Total expenses		3,350,701
Net Investment income (loss)		3,254,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(38,478,413)
Redemptions in-kind	35,694,003
Total net realized gain (loss)		(2,784,410)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(107,283,951)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(107,283,961)
Net gain (loss)		(110,068,371)
Net increase (decrease) in net assets resulting from operations		$(106,814,268)
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,254,103	$6,687,474
Net realized gain (loss)	(2,784,410)	113,082,220
Change in net unrealized appreciation (depreciation)	(107,283,961)	(223,572,382)
Net increase (decrease) in net assets resulting from operations	(106,814,268)	(103,802,688)
Distributions to shareholders	-	(164,827,941)

Share transactions
Proceeds from sales of shares	151,290,362	129,828,697
Reinvestment of distributions	-	148,268,039
Cost of shares redeemed	(248,211,671)	(469,343,621)

Net increase (decrease) in net assets resulting from share transactions	(96,921,309)	(191,246,885)
Total increase (decrease) in net assets	(203,735,577)	(459,877,514)

Net Assets
Beginning of period	1,085,139,218	1,545,016,732
End of period	$881,403,641	$1,085,139,218

Other Information
Shares
Sold	1,469,811	1,082,476
Issued in reinvestment of distributions	-	1,394,816
Redeemed	(2,489,094)	(3,867,981)
Net increase (decrease)	(1,019,283)	(1,390,689)

Consolidated Financial Highlights
Health Care Services Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$107.36	$134.37	$124.77	$131.98	$121.44	$94.72
Income from Investment Operations
Net investment income (loss) B,C	.34	.63	.52	.28	.29	.06
Net realized and unrealized gain (loss)	(10.71)	(11.08)	9.84	(.47)	20.01	27.59
Total from investment operations	(10.37)	(10.45)	10.36	(.19)	20.30	27.65
Distributions from net investment income	-	(.70)	(.46)	(.31)	(.22) D	(.93)
Distributions from net realized gain	-	(15.86)	(.30)	(6.71)	(9.55) D	-
Total distributions	-	(16.56)	(.76)	(7.02)	(9.76) E	(.93)
Net asset value, end of period	$96.99	$107.36	$134.37	$124.77	$131.98	$121.44
Total Return F,G	(9.66) %	(7.23)%	8.32%	(.64)%	16.85%	29.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.67%	.73%	.73%	.71%	.73%
Expenses net of fee waivers, if any	.68 % J	.67%	.73%	.73%	.71%	.73%
Expenses net of all reductions, if any	.68% J	.67%	.73%	.73%	.71%	.73%
Net investment income (loss)	.66% J	.51%	.41%	.21%	.22%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$881,404	$1,085,139	$1,545,017	$1,708,702	$1,214,032	$1,100,913
Portfolio turnover rate K	61 % J,L	56%	32%	30%	35%	34%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Medical Technology and Devices Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
FRANCE - 1.7%
Health Care - 1.7%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	4,668	133,688
DNA Script SAS (b)(c)(d)	1,220	34,882
		168,570
Life Sciences Tools & Services - 1.7%
Sartorius Stedim Biotech	350,000	71,615,429
TOTAL FRANCE		71,783,999
JAPAN - 0.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	1,000,000	17,119,394
UNITED STATES - 93.8%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	235,185	89,370
Health Care - 93.8%
Biotechnology - 5.2%
Caris Life Sciences Inc (e)	1,201,686	46,132,726
Exact Sciences Corp (c)	1,760,000	83,459,200
Natera Inc (c)	200,000	33,650,000
Veracyte Inc (c)	1,950,000	59,163,000
		222,404,926
Health Care Equipment & Supplies - 53.9%
Abbott Laboratories	1,590,400	210,982,464
Align Technology Inc (c)	100,000	14,196,000
Boston Scientific Corp (c)	5,380,000	567,590,000
Ceribell Inc (c)	500,000	5,915,000
Edwards Lifesciences Corp (c)	2,580,000	209,857,200
Glaukos Corp (c)	120,000	11,498,400
ICU Medical Inc (c)(f)	50,000	6,383,000
Inspire Medical Systems Inc (c)	283,000	26,514,270
Insulet Corp (c)	560,000	190,332,800
Intuitive Surgical Inc (c)	640,000	302,908,800
Kestra Medical Technologies Ltd (f)	1,180,000	19,045,200
Masimo Corp (c)	1,380,288	192,840,036
Outset Medical Inc (c)	300,000	4,173,000
Penumbra Inc (c)	840,000	229,017,600
PROCEPT BioRobotics Corp (c)(f)	860,000	34,546,200
Shoulder Innovations Inc (d)(e)	874,963	12,966,952
Shoulder Innovations Inc (f)	72,800	1,078,896
Stryker Corp	628,000	245,805,480
		2,285,651,298
Health Care Providers & Services - 0.5%
agilon health Inc (c)	2,000,000	2,559,999
Omada Health Inc (e)	727,646	17,237,934
		19,797,933
Health Care Technology - 8.0%
Doximity Inc Class A (c)	548,558	37,269,031
Evolent Health Inc Class A (c)(f)	2,138,200	20,633,630
HeartFlow Inc (e)	457,611	14,414,747
HeartFlow Inc	8,200	258,300
Phreesia Inc (c)	1,200,000	37,992,000
Prognomiq Inc (b)(c)(d)	445,310	31,171
Veeva Systems Inc Class A (c)	708,000	190,593,600
Waystar Holding Corp (c)	1,080,000	40,910,400
		342,102,879
Life Sciences Tools & Services - 26.2%
10X Genomics Inc Class A (c)(f)	2,240,000	31,382,400
10X Genomics Inc Class B (c)(g)	392,772	5,502,736
Agilent Technologies Inc	460,000	57,803,600
Bruker Corp	1,000,000	33,980,000
Danaher Corp	2,100,000	432,222,000
IQVIA Holdings Inc (c)	870,000	166,004,700
Repligen Corp (c)	510,000	62,383,200
Thermo Fisher Scientific Inc	660,000	325,195,200
		1,114,473,836
TOTAL HEALTH CARE		3,984,430,872

TOTAL UNITED STATES		3,984,520,242
TOTAL COMMON STOCKS (Cost $2,062,039,913)		4,073,423,635

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d) (Cost $1,644,981)	1,287,455	1,644,981

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	268,502	2,043,300
FRANCE - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
DNA Script SAS Series B (b)(c)(d)	59	2,054
DNA Script SAS Series C (b)(c)(d)	28,249	6,509,895

TOTAL FRANCE		6,511,949
UNITED STATES - 2.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Freenome Holdings Inc Series C (b)(c)(d)	2,268,156	6,759,105
Freenome Holdings Inc Series D (b)(c)(d)	1,325,855	4,295,770
		11,054,875
Financials - 0.2%
Financial Services - 0.2%
Saluda Medical Inc Series D (b)(c)(d)	1,567,904	8,482,361
Health Care - 1.8%
Biotechnology - 0.4%
Asimov Inc Series B (b)(c)(d)	97,985	2,622,079
Element Biosciences Inc Series B (b)(c)(d)	2,385,223	12,450,864
ElevateBio LLC Series C (b)(c)(d)	214,700	448,723
		15,521,666
Health Care Equipment & Supplies - 0.8%
Kardium Inc/Us Series D-6 (b)	19,246,988	17,707,229
Kardium Inc/Us Series D-6 (b)(d)	13,783,189	15,712,835
		33,420,064
Health Care Providers & Services - 0.4%
Conformal Medical Inc Series C (b)(c)(d)	2,605,625	11,464,750
Conformal Medical Inc Series D (b)(c)(d)	932,032	4,744,043
		16,208,793
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(c)(d)	175,232	6,408,234
Aledade Inc Series E1 (b)(c)(d)	58,567	2,141,795
		8,550,029
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	3,641,139	2,621,621
Galvanize Therapeutics Series C-1 (b)(d)	4,287,192	1,886,364
		4,507,985
TOTAL HEALTH CARE		78,208,537

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-5 (b)(d)	1,716,040	5,697,252
TOTAL UNITED STATES		103,443,025
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $179,575,426)		111,998,274

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	62,451,556	62,464,046
Fidelity Securities Lending Cash Central Fund (h)(i)	4.36	54,384,044	54,389,483
TOTAL MONEY MARKET FUNDS (Cost $116,853,528)			116,853,529

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,360,113,848)	4,303,920,419
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(53,324,399)
NET ASSETS - 100.0%	4,250,596,020

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,192,089 or 2.6% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $90,752,359 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,502,736 or 0.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	6,709,756

Aledade Inc Series E1	5/20/2022	2,917,480

Asimov Inc Series B	10/29/2021	9,081,318

Conformal Medical Inc Series C	7/24/2020	9,554,996

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	4,734,406

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,813,574

DNA Script SAS	12/17/2021	3,737,869

DNA Script SAS	12/17/2021	976,907

DNA Script SAS Series B	12/17/2021	47,244

DNA Script SAS Series C	10/1/2021	24,572,393

Element Biosciences Inc Series B	12/13/2019	12,500,000

ElevateBio LLC Series C	3/9/2021	900,667

Freenome Holdings Inc Series C	8/14/2020	14,999,996

Freenome Holdings Inc Series D	11/22/2021	9,999,996

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,644,981

Galvanize Therapeutics Series B	3/29/2022	6,303,849

Galvanize Therapeutics Series C-1	7/7/2025	1,886,364

Kardium Inc/Us Series D-6	12/30/2020	14,001,515

Manus Bio Inc Series One-5	11/13/2020	18,000,001

Prognomiq Inc	8/20/2020 - 2/16/2022	9,054,752

Saluda Medical Inc Series D	1/20/2022	20,000,011

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Shoulder Innovations Inc	7/18/2025	12,479,230

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,564,630	538,999,650	503,100,234	837,984	-	-	62,464,046	62,451,556	0.1%
Fidelity Securities Lending Cash Central Fund	25,853,699	280,426,529	251,890,746	85,704	-	1	54,389,483	54,384,044	0.2%
Total	52,418,329	819,426,179	754,990,980	923,688	-	1	116,853,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	2,507,222	1,136,285	-	-	(401)	529,894	-	-
Total	2,507,222	1,136,285	-	-	(401)	529,894	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	89,370	-	-	89,370
Health Care	4,073,334,265	4,056,015,130	17,119,394	199,741

Convertible Corporate Bonds
Health Care	1,644,981	-	-	1,644,981

Convertible Preferred Stocks
Consumer Discretionary	11,054,875	-	-	11,054,875
Financials	8,482,361	-	-	8,482,361
Health Care	86,763,786	-	-	86,763,786
Materials	5,697,252	-	-	5,697,252

Money Market Funds	116,853,529	116,853,529	-	-
Total Investments in Securities:	4,303,920,419	4,172,868,659	17,119,394	113,932,366
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	635,669	-	(346,558)	-	-	-	-	-	289,111	(346,558)
Convertible Preferred Stocks	125,555,907	-	(1,262,894)	55,505,806	(67,800,545)	-	-	-	111,998,274	(30,207,595)
Convertible Corporate Bonds	2,762,363	1,097,546	(328,563)	1,644,981	(3,531,346)	-	-	-	1,644,981	-
Preferred Securities	13,080,195	-	6,471,666	-	(19,551,861)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,379,178) - See accompanying schedule:
Unaffiliated issuers (cost $2,243,260,320)	$4,187,066,890
Fidelity Central Funds (cost $116,853,528)	116,853,529

Total Investment in Securities (cost $2,360,113,848)		$4,303,920,419
Receivable for investments sold		15,057,600
Receivable for fund shares sold		346,011
Dividends receivable		510,936
Interest receivable		19,753
Distributions receivable from Fidelity Central Funds		123,571
Prepaid expenses		5,925
Other receivables		314,766
Total assets		4,320,298,981
Liabilities
Payable for investments purchased	$8,099,214
Payable for fund shares redeemed	4,715,850
Accrued management fee	2,156,516
Other payables and accrued expenses	350,463
Collateral on securities loaned	54,380,918
Total liabilities		69,702,961
Net Assets		$4,250,596,020
Net Assets consist of:
Paid in capital		$2,125,105,545
Total accumulated earnings (loss)		2,125,490,475
Net Assets		$4,250,596,020
Net Asset Value, offering price and redemption price per share ($4,250,596,020 ÷ 70,687,860 shares)		$60.13
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$6,150,305
Interest		45,936
Income from Fidelity Central Funds (including $85,704 from security lending)		923,688
Total income		7,119,929
Expenses
Management fee	$13,780,761
Custodian fees and expenses	21,535
Independent trustees' fees and expenses	8,652
Registration fees	14,768
Audit fees	26,253
Legal	1,115
Interest	5,586
Miscellaneous	11,277
Total expenses		13,869,947
Net Investment income (loss)		(6,750,018)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	197,447,713
Affiliated issuers	(401)
Foreign currency transactions	(27,080)
Total net realized gain (loss)		197,420,232
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(406,303,372)
Fidelity Central Funds	1
Other affiliated issuers	529,894
Assets and liabilities in foreign currencies	33,005
Total change in net unrealized appreciation (depreciation)		(405,740,472)
Net gain (loss)		(208,320,240)
Net increase (decrease) in net assets resulting from operations		$(215,070,258)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,750,018)	$(19,690,866)
Net realized gain (loss)	197,420,232	549,475,581
Change in net unrealized appreciation (depreciation)	(405,740,472)	(172,277,840)
Net increase (decrease) in net assets resulting from operations	(215,070,258)	357,506,875
Distributions to shareholders	(126,435,896)	(465,610,463)

Share transactions
Proceeds from sales of shares	57,201,019	166,208,060
Reinvestment of distributions	115,739,635	426,320,180
Cost of shares redeemed	(574,562,479)	(1,353,819,434)

Net increase (decrease) in net assets resulting from share transactions	(401,621,825)	(761,291,194)
Total increase (decrease) in net assets	(743,127,979)	(869,394,782)

Net Assets
Beginning of period	4,993,723,999	5,863,118,781
End of period	$4,250,596,020	$4,993,723,999

Other Information
Shares
Sold	965,014	2,538,496
Issued in reinvestment of distributions	2,066,410	6,681,050
Redeemed	(9,703,253)	(20,796,326)
Net increase (decrease)	(6,671,829)	(11,576,780)

Financial Highlights
Medical Technology and Devices Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$64.55	$65.92	$61.64	$70.83	$74.99	$55.88
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.24)	(.25)	(.24)	(.37)	(.24)
Net realized and unrealized gain (loss)	(2.65)	4.83	4.53	(7.84)	2.97	24.19
Total from investment operations	(2.74)	4.59	4.28	(8.08)	2.60	23.95
Distributions from net realized gain	(1.68)	(5.96)	-	(1.11)	(6.76)	(4.84)
Total distributions	(1.68)	(5.96)	-	(1.11)	(6.76)	(4.84)
Net asset value, end of period	$60.13	$64.55	$65.92	$61.64	$70.83	$74.99
Total Return D,E	(4.06) %	7.21%	6.94%	(11.64)%	2.95%	44.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62% H	.63%	.70%	.70%	.68%	.70%
Expenses net of fee waivers, if any	.62 % H	.63%	.70%	.70%	.68%	.70%
Expenses net of all reductions, if any	.62% H	.63%	.70%	.70%	.68%	.70%
Net investment income (loss)	(.30)% H	(.37)%	(.40)%	(.38)%	(.46)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,250,596	$4,993,724	$5,863,119	$6,911,485	$8,905,834	$8,673,299
Portfolio turnover rate I	53 % H	31%	42%	37%	32%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Pharmaceuticals Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
BELGIUM - 7.4%
Health Care - 7.4%
Pharmaceuticals - 7.4%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
Financiere de Tubize SA	141,200	26,397,343
UCB SA	227,100	53,097,006

TOTAL BELGIUM		79,494,349
CANADA - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Xenon Pharmaceuticals Inc (d)	284,300	11,005,253
DENMARK - 11.4%
Health Care - 11.4%
Biotechnology - 0.6%
Ascendis Pharma A/S ADR (d)	36,100	7,013,147
Pharmaceuticals - 10.8%
Novo Nordisk A/S Class B ADR	2,063,000	116,476,980
TOTAL DENMARK		123,490,127
GERMANY - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
BioNTech SE ADR (d)	104,553	10,455,300
NETHERLANDS - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Merus NV (d)	90,400	5,951,936
uniQure NV (d)(e)	358,100	5,847,773

TOTAL NETHERLANDS		11,799,709
UNITED KINGDOM - 10.8%
Health Care - 10.8%
Pharmaceuticals - 10.8%
Astrazeneca PLC ADR	1,460,800	116,717,920
UNITED STATES - 63.7%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (c)(d)	66	0
Health Care - 63.7%
Biotechnology - 17.3%
Arcus Biosciences Inc (d)(e)	853,517	9,038,745
ArriVent Biopharma Inc (d)	107,000	2,045,840
Avidity Biosciences Inc (d)(e)	793,500	36,961,230
Beam Therapeutics Inc (d)	239,700	3,921,492
Disc Medicine Inc (d)	118,900	7,091,791
Gilead Sciences Inc	416,900	47,097,193
Insmed Inc (d)	48,200	6,560,020
Intellia Therapeutics Inc (d)(e)	472,500	5,365,238
Leap Therapeutics Inc warrants 1/31/2026 (d)	60,600	0
Legend Biotech Corp ADR (d)	832,700	28,919,671
Metsera Inc (d)	278,676	9,834,476
Moderna Inc (d)	417,600	10,059,984
PTC Therapeutics Inc (d)	150,800	7,438,964
Summit Therapeutics Inc (d)(e)	73,517	1,742,353
Ultragenyx Pharmaceutical Inc (d)	254,500	7,624,820
Viking Therapeutics Inc (d)(e)	65,000	1,758,250
Vir Biotechnology Inc (d)	280,800	1,387,151
		186,847,218
Pharmaceuticals - 46.4%
Axsome Therapeutics Inc (d)	48,900	5,930,592
Crinetics Pharmaceuticals Inc (d)	122,800	3,805,572
Edgewise Therapeutics Inc (d)	83,600	1,199,660
Elanco Animal Health Inc (d)	2,531,100	46,445,685
Eli Lilly & Co	364,861	267,289,871
GSK PLC ADR	1,342,860	53,271,256
Harmony Biosciences Holdings Inc (d)	93,877	3,463,123
Jazz Pharmaceuticals PLC (d)	57,100	7,294,525
Merck & Co Inc	631,436	53,116,396
Ocular Therapeutix Inc (d)	1,306,417	15,951,352
Royalty Pharma PLC Class A	1,160,000	41,736,800
		499,504,832
TOTAL HEALTH CARE		686,352,050

TOTAL UNITED STATES		686,352,050
TOTAL COMMON STOCKS (Cost $733,168,266)		1,039,314,708

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c) (Cost $978,944)	978,945	1,113,354

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
AgomAb Therapeutics SA Series C (b)(c)(d)	7,729	2,112,700
AgomAb Therapeutics SA Series D (b)(c)	7,649	2,155,441

TOTAL BELGIUM		4,268,141
UNITED STATES - 0.5%
Financials - 0.3%
Financial Services - 0.3%
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	158,879	2,046,362
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(c)	4,581	63,538
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	15,977	206,423
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	22,477	276,467
		2,592,790
Health Care - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (b)(c)(d)	200	46,866
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	6,308	1,321,526
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	85	15,776
		1,384,168
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(c)(d)	5,900	93,397
Evozyne Inc Series B (b)(c)(d)	56,643	932,910
		1,026,307
TOTAL UNITED STATES		5,003,265
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,260,983)		9,271,406

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $11,520,691)	4.36	11,519,539	11,520,691

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $753,928,884)	1,061,220,159
NET OTHER ASSETS (LIABILITIES) - 1.6%	17,328,073
NET ASSETS - 100.0%	1,078,548,232

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,384,760 or 1.0% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgomAb Therapeutics SA Series C	10/3/2023	1,687,596

AgomAb Therapeutics SA Series D	10/22/2024	1,979,796

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Castle Creek Biosciences Inc Series C	12/9/2019	82,370

Castle Creek Biosciences Inc Series D1	4/19/2022	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/2021	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2025	978,945

Evozyne Inc Series A	4/9/2021	132,573

Evozyne Inc Series B	9/14/2023	877,400

MedAvail Holdings Inc	7/2/2012	500,000

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,700,005

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	63,355

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	173,031

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,571,172	164,499,336	194,070,508	225,002	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	72,940,117	519,057,201	580,476,627	80,863	-	-	11,520,691	11,519,539	0.0%
Total	102,511,289	683,556,537	774,547,135	305,865	-	-	11,520,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	1,039,314,708	1,039,314,708	-	-

Convertible Corporate Bonds
Information Technology	1,113,354	-	-	1,113,354

Convertible Preferred Stocks
Financials	2,592,790	-	-	2,592,790
Health Care	5,652,309	-	-	5,652,309
Information Technology	1,026,307	-	-	1,026,307

Money Market Funds	11,520,691	11,520,691	-	-
Total Investments in Securities:	1,061,220,159	1,050,835,399	-	10,384,760
Pharmaceuticals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,951,964) - See accompanying schedule:
Unaffiliated issuers (cost $742,408,193)	$1,049,699,468
Fidelity Central Funds (cost $11,520,691)	11,520,691

Total Investment in Securities (cost $753,928,884)		$1,061,220,159
Foreign currency held at value (cost $971,532)		979,359
Receivable for investments sold		25,310,404
Receivable for fund shares sold		332,599
Dividends receivable		2,178,656
Reclaims receivable		2,360,346
Interest receivable		9,545
Distributions receivable from Fidelity Central Funds		17,992
Prepaid expenses		1,521
Other receivables		546,753
Total assets		1,092,957,334
Liabilities
Payable to custodian bank	$325,011
Payable for investments purchased	341,772
Payable for fund shares redeemed	1,395,537
Accrued management fee	577,627
Other payables and accrued expenses	249,172
Collateral on securities loaned	11,519,983
Total liabilities		14,409,102
Net Assets		$1,078,548,232
Net Assets consist of:
Paid in capital		$813,312,801
Total accumulated earnings (loss)		265,235,431
Net Assets		$1,078,548,232
Net Asset Value, offering price and redemption price per share ($1,078,548,232 ÷ 42,530,843 shares)		$25.36
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$10,912,659
Foreign Tax Reclaims		823,726
Interest		33,807
Income from Fidelity Central Funds (including $80,863 from security lending)		305,865
Income before foreign taxes withheld		$12,076,057
Less foreign taxes withheld		(1,637,123)
Total income		10,438,934
Expenses
Management fee	$3,729,651
Custodian fees and expenses	33,042
Independent trustees' fees and expenses	2,203
Registration fees	46,097
Audit fees	22,298
Legal	1,486
Interest	7,933
Miscellaneous	3,167
Total expenses		3,845,877
Net Investment income (loss)		6,593,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,518,588)
Foreign currency transactions	396,431
Total net realized gain (loss)		(36,122,157)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(51,133,854)
Assets and liabilities in foreign currencies	158,259
Total change in net unrealized appreciation (depreciation)		(50,975,595)
Net gain (loss)		(87,097,752)
Net increase (decrease) in net assets resulting from operations		$(80,504,695)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,593,057	$11,034,704
Net realized gain (loss)	(36,122,157)	43,967,189
Change in net unrealized appreciation (depreciation)	(50,975,595)	(20,350,813)
Net increase (decrease) in net assets resulting from operations	(80,504,695)	34,651,080
Distributions to shareholders	(39,628,148)	(23,625,195)

Share transactions
Proceeds from sales of shares	87,624,317	1,001,393,282
Reinvestment of distributions	36,601,957	21,950,603
Cost of shares redeemed	(244,368,536)	(795,826,396)

Net increase (decrease) in net assets resulting from share transactions	(120,142,262)	227,517,489
Total increase (decrease) in net assets	(240,275,105)	238,543,374

Net Assets
Beginning of period	1,318,823,337	1,080,279,963
End of period	$1,078,548,232	$1,318,823,337

Other Information
Shares
Sold	3,493,857	34,975,051
Issued in reinvestment of distributions	1,662,970	839,054
Redeemed	(9,963,419)	(28,569,637)
Net increase (decrease)	(4,806,592)	7,244,468

Financial Highlights
Pharmaceuticals Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.86	$26.94	$21.77	$22.53	$23.92	$21.71
Income from Investment Operations
Net investment income (loss) B,C	.14	.21	.21	.23	.27	.27
Net realized and unrealized gain (loss)	(1.78)	1.19	6.87	.19	.97	4.04
Total from investment operations	(1.64)	1.40	7.08	.42	1.24	4.31
Distributions from net investment income	(.08)	(.31)	(.15)	(.30)	(.28)	(.31)
Distributions from net realized gain	(.78)	(.17)	(1.76)	(.88)	(2.35)	(1.79)
Total distributions	(.86)	(.48)	(1.91)	(1.18)	(2.63)	(2.10)
Net asset value, end of period	$25.36	$27.86	$26.94	$21.77	$22.53	$23.92
Total Return D,E	(5.41) %	5.32%	34.35%	1.60%	5.15%	20.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H	.67%	.74%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.68 % H	.67%	.74%	.76%	.75%	.77%
Expenses net of all reductions, if any	.68% H	.67%	.74%	.76%	.75%	.76%
Net investment income (loss)	1.17% H	.73%	.88%	.99%	1.10%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,078,548	$1,318,823	$1,080,280	$761,179	$934,748	$833,380
Portfolio turnover rate I	45 % H	51%	44%	45%	29%	32%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The financial statements for Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$44,817,124	Market approach	Transaction price	$1.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	3.8%	Increase
			Term	5.0	Increase
		Discounted cash flow	Discount rate	4.0% - 14.1% / 10.2%	Decrease
			Probability rate	2.5% - 87.5% / 31.4%	Increase
			Term	0.7 - 6.5 / 3.0	Increase
Convertible Preferred Stocks	$21,997,372	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.0 - 9.0 / 8.1	Increase
		Market approach	Transaction price	$1.05 - $4.90 / $2.35	Increase
			Discount rate	10.0% - 20.0% / 11.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 90.0% / 79.9%	Increase
			Discount rate	3.6% - 3.8% / 3.7%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

Health Care Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$192,310	Market approach	Transaction price	$33.33	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	3.8%	Increase
			Term	5.0	Increase
Convertible Corporate Bonds	$13,203,816	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.5	Increase
			Discount rate	33.2%	Decrease
			Probability rate	20.0% - 50.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5% - 36.1% / 31.3%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
		Black scholes	Volatility	65.0%	Increase
			Discount rate	3.9% - 4.5% / 4.2%	Increase
			Term	1.0	Increase
Convertible Preferred Stocks	$96,705,253	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.0 - 14.3 / 5.1	Increase
		Market approach	Transaction price	$0.65 - $33.33 / $11.37	Increase
			Discount rate	15.0% - 30.0% / 23.5%	Decrease
			Premium rate	10.0%	Increase
		Black scholes	Volatility	45.0% - 110.0% / 65.7%	Increase
			Discount rate	3.6% - 3.8% / 3.7%	Increase
			Term	2.0 - 5.0 / 3.0	Increase

Medical Technology and Devices Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$289,111	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.5 - 4.5 / 4.2	Increase
		Market approach	Transaction price	$0.61	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Volatility	55.0% - 75.0% / 65.9%	Increase
			Discount rate	3.6% - 3.9% / 3.7%	Increase
			Term	1.0 - 4.0 / 3.1	Increase
Convertible Corporate Bonds	$1,644,981	Market approach	Transaction price	$100.00	Increase
		Black scholes	Volatility	65.0%	Increase
			Discount rate	3.9% - 4.5% / 4.2%	Increase
			Term	1.0	Increase
Convertible Preferred Stocks	$111,998,274	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.2 - 14.3 / 5.4	Increase
		Market approach	Transaction price	$0.65 - $15.40 / $3.75	Increase
			Discount rate	15.0% - 30.0% / 24.5%	Decrease
			Premium rate	10.0%	Increase
		Black scholes	Volatility	55.0% - 80.0% / 68.6%	Increase
			Discount rate	3.6% - 3.7% / 3.7%	Increase
			Term	2.0 - 4.0 / 3.1	Increase
		Discounted cash flow	Discount rate	4.6% - 5.2% / 4.9%	Decrease
			Probability rate	33.0% - 100.0% / 72.5%	Increase
			Term	0.3 - 1.8 / 1.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Medical Technology and Devices Portfolio and Pharmaceuticals Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends or foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,411,601
Health Care Portfolio	979,753
Health Care Services Portfolio	110,635
Medical Technology and Devices Portfolio	314,766
Pharmaceuticals Portfolio	204,951

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Biotechnology Portfolio	2,817,971,719	1,846,148,740	(230,816,972)	1,615,331,768
Health Care Portfolio	4,014,620,326	2,302,264,450	(328,164,762)	1,974,099,688
Health Care Services Portfolio	622,471,178	356,950,365	(66,592,277)	290,358,088
Medical Technology and Devices Portfolio	2,364,238,208	2,112,024,531	(172,342,320)	1,939,682,211
Pharmaceuticals Portfolio	764,915,121	417,155,406	(120,850,368)	296,305,038

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Biotechnology Portfolio	(241,084,197)	-	(241,084,197)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to February 28, 2025 and ordinary losses recognized during the period January 1, 2024 to February 28, 2025 Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Health Care Services Portfolio	(10,743,384)	-
Medical Technology and Devices Portfolio	-	(4,201,883)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Biotechnology Portfolio	33,609,014.80
Health Care Portfolio	1,381,948.02
Health Care Services Portfolio	203,346.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	888,406,091	1,101,985,694
Health Care Portfolio	1,837,897,284	2,495,467,944
Health Care Services Portfolio	302,535,836	348,559,372
Medical Technology and Devices Portfolio	1,193,860,336	1,764,094,475
Pharmaceuticals Portfolio	255,287,408	382,068,769

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Health Care Services Portfolio	473,332	35,694,003	45,619,740
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Biotechnology Portfolio	.67
Health Care Portfolio	.65
Health Care Services Portfolio	.69
Medical Technology and Devices Portfolio	.66
Pharmaceuticals Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Biotechnology Portfolio	.62
Health Care Portfolio	.62
Health Care Services Portfolio	.67
Medical Technology and Devices Portfolio	.62
Pharmaceuticals Portfolio	.66

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Biotechnology Portfolio	64,305
Health Care Portfolio	78,863
Health Care Services Portfolio	15,011
Medical Technology and Devices Portfolio	43,791
Pharmaceuticals Portfolio	12,270

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Health Care Portfolio	Borrower	6,846,600	4.58%	4,355
Medical Technology and Devices Portfolio	Borrower	5,502,625	4.57%	5,586
Pharmaceuticals Portfolio	Borrower	6,918,556	4.59%	7,933

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Biotechnology Portfolio	31,455,697	55,513,193	(13,642,328)
Health Care Portfolio	171,558,722	202,220,911	30,105,053
Health Care Services Portfolio	12,082,557	35,297,147	(14,702,282)
Medical Technology and Devices Portfolio	88,015,307	122,144,837	44,398,945
Pharmaceuticals Portfolio	12,354,629	36,257,973	6,618,934
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Biotechnology Portfolio	3,149
Health Care Portfolio	5,017
Health Care Services Portfolio	840
Medical Technology and Devices Portfolio	3,698
Pharmaceuticals Portfolio	942
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Biotechnology Portfolio	126,781	32,813	-
Health Care Portfolio	55,089	6,925	-
Health Care Services Portfolio	1,502	-	-
Medical Technology and Devices Portfolio	8,605	15,770	-
Pharmaceuticals Portfolio	8,162	7	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Biotechnology Portfolio	11,382,044
Health Care Portfolio	47,080,382
Health Care Services Portfolio	13,414,408
Medical Technology and Devices Portfolio	45,262
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Biotechnology Portfolio	4,820
Health Care Portfolio	513
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds.  The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.813645.120
SELHC-SANN-1025
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio

Semi-Annual Report
August 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Banking Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	25,728
Financial Services - 0.0%
Sunrisemezz PLC	47,171	11,837
TOTAL CYPRUS		37,565
PUERTO RICO - 4.7%
Financials - 4.7%
Banks - 4.7%
Popular Inc	169,800	21,333,672
UNITED STATES - 95.1%
Financials - 95.1%
Banks - 93.9%
1st Source Corp	69,081	4,450,198
Associated Banc-Corp (a)	529,400	14,277,918
Bank of America Corp	700,976	35,567,522
Banner Corp	139,200	9,330,576
BOK Financial Corp (a)	131,900	14,694,979
Cadence Bank	269,339	10,137,920
Citigroup Inc	281,800	27,213,426
Citizens Financial Group Inc	282,700	14,779,556
Community Trust Bancorp Inc	80,576	4,707,250
Community West Bancshares	212,800	4,536,896
East West Bancorp Inc	82,300	8,653,022
Eastern Bankshares Inc	777,600	13,304,736
FB Financial Corp (a)	162,100	8,701,528
First Bancorp/Southern Pines NC (a)	77,670	4,240,005
First Hawaiian Inc	306,000	7,940,700
First Interstate BancSystem Inc Class A	418,734	13,700,976
KeyCorp	599,600	11,608,256
M&T Bank Corp (a)	90,860	18,322,828
Old National Bancorp/IN	704,901	16,135,184
Seacoast Banking Corp of Florida	179,400	5,581,134
Sierra Bancorp	133,100	4,080,846
Southern Missouri Bancorp Inc	29,100	1,674,268
SouthState Corp	106,520	10,871,431
TriCo Bancshares	242,187	11,000,134
Truist Financial Corp	486,800	22,791,976
UMB Financial Corp	146,580	17,868,102
United Community Banks Inc/GA	262,600	8,770,840
Univest Financial Corp	260,659	8,255,071
US Bancorp	433,700	21,177,571
Wells Fargo & Co	489,992	40,267,543
WesBanco Inc	285,900	9,377,520
Wintrust Financial Corp	61,800	8,484,522
Zions Bancorp NA	152,000	8,817,520
		421,321,954
Capital Markets - 1.2%
State Street Corp	48,000	5,518,560
TOTAL UNITED STATES		426,840,514
TOTAL COMMON STOCKS (Cost $284,943,352)		448,211,751

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.36	1,119,666	1,119,890
Fidelity Securities Lending Cash Central Fund (b)(c)	4.36	747,925	748,000
TOTAL MONEY MARKET FUNDS (Cost $1,867,890)			1,867,890

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $286,811,242)	450,079,641
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(695,884)
NET ASSETS - 100.0%	449,383,757

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	798,914	20,769,520	20,448,544	11,189	-	-	1,119,890	1,119,666	0.0%
Fidelity Securities Lending Cash Central Fund	26,407,740	183,042,763	208,702,503	3,751	-	-	748,000	747,925	0.0%
Total	27,206,654	203,812,283	229,151,047	14,940	-	-	1,867,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	448,211,751	448,211,751	-	-

Money Market Funds	1,867,890	1,867,890	-	-
Total Investments in Securities:	450,079,641	450,079,641	-	-
Banking Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,927,357) - See accompanying schedule:
Unaffiliated issuers (cost $284,943,352)	$448,211,751
Fidelity Central Funds (cost $1,867,890)	1,867,890

Total Investment in Securities (cost $286,811,242)		$450,079,641
Receivable for investments sold		1,340,086
Receivable for fund shares sold		244,909
Dividends receivable		481,948
Distributions receivable from Fidelity Central Funds		2,363
Prepaid expenses		593
Total assets		452,149,540
Liabilities
Payable for investments purchased	$1,531,267
Payable for fund shares redeemed	223,848
Accrued management fee	236,570
Other payables and accrued expenses	26,098
Collateral on securities loaned	748,000
Total liabilities		2,765,783
Net Assets		$449,383,757
Net Assets consist of:
Paid in capital		$265,152,779
Total accumulated earnings (loss)		184,230,978
Net Assets		$449,383,757
Net Asset Value, offering price and redemption price per share ($449,383,757 ÷ 12,993,129 shares)		$34.59
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$6,822,536
Income from Fidelity Central Funds (including $3,751 from security lending)		14,940
Total income		6,837,476
Expenses
Management fee	$1,413,014
Custodian fees and expenses	10,171
Independent trustees' fees and expenses	833
Registration fees	23,190
Audit fees	22,936
Legal	104
Interest	1,000
Miscellaneous	741
Total expenses		1,471,989
Net Investment income (loss)		5,365,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,276,710
Foreign currency transactions	35
Total net realized gain (loss)		17,276,745
Change in net unrealized appreciation (depreciation) on investment securities		6,473,836
Net gain (loss)		23,750,581
Net increase (decrease) in net assets resulting from operations		$29,116,068
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,365,487	$10,716,714
Net realized gain (loss)	17,276,745	20,780,220
Change in net unrealized appreciation (depreciation)	6,473,836	97,319,761
Net increase (decrease) in net assets resulting from operations	29,116,068	128,816,695
Distributions to shareholders	(7,157,139)	(21,394,065)

Share transactions
Proceeds from sales of shares	40,818,763	232,522,243
Reinvestment of distributions	6,554,444	19,595,404
Cost of shares redeemed	(128,020,574)	(237,893,182)

Net increase (decrease) in net assets resulting from share transactions	(80,647,367)	14,224,465
Total increase (decrease) in net assets	(58,688,438)	121,647,095

Net Assets
Beginning of period	508,072,195	386,425,100
End of period	$449,383,757	$508,072,195

Other Information
Shares
Sold	1,358,443	7,588,363
Issued in reinvestment of distributions	259,479	636,648
Redeemed	(4,303,933)	(8,115,010)
Net increase (decrease)	(2,686,011)	110,001

Financial Highlights
Banking Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.40	$24.82	$26.24	$31.37	$26.31	$23.37
Income from Investment Operations
Net investment income (loss) B,C	.38	.72	.75	.61	.58	.54
Net realized and unrealized gain (loss)	2.31	8.26	(.83) D	(4.24)	5.48	4.32
Total from investment operations	2.69	8.98	(.08)	(3.63)	6.06	4.86
Distributions from net investment income	(.10)	(.74)	(.74)	(.67)	(.54)	(.55)
Distributions from net realized gain	(.40)	(.66)	(.60)	(.83)	(.46)	(1.37)
Total distributions	(.50)	(1.40)	(1.34)	(1.50)	(1.00)	(1.92)
Net asset value, end of period	$34.59	$32.40	$24.82	$26.24	$31.37	$26.31
Total Return E,F	8.88%	36.51%	.38% D	(11.27)%	23.37%	25.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.71%	.77%	.75%	.73%	.79%
Expenses net of fee waivers, if any	.70 % I	.71%	.76%	.74%	.73%	.79%
Expenses net of all reductions, if any	.70% I	.71%	.76%	.74%	.73%	.79%
Net investment income (loss)	2.54% I	2.44%	3.46%	2.29%	1.93%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$449,384	$508,072	$386,425	$429,884	$716,834	$537,860
Portfolio turnover rate J	22 % I	31%	48%	21%	34%	32%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .32%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Brokerage and Investment Management Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A (United States) (a)	278,000	16,724,480
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A	486,172	6,582,769
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (b)(c)	103,613	2,090,991
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
EQT AB	29,400	1,056,157
UNITED KINGDOM - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
ICG PLC	470,700	13,881,843
UNITED STATES - 96.8%
Financials - 96.8%
Capital Markets - 92.1%
Ameriprise Financial Inc	108,800	56,011,328
Ares Management Corp Class A (a)	406,600	72,862,720
BGC Group Inc Class A	2,581,000	25,319,610
Blackrock Inc	32,100	36,181,194
Blackstone Inc	397,900	68,200,060
Blue Owl Capital Inc Class A (a)	3,735,000	69,172,200
Bridge Investment Group Holdings Inc Class A	3,700	35,520
Carlyle Group Inc/The	577,500	37,283,400
Cboe Global Markets Inc (a)	116,838	27,567,926
Charles Schwab Corp/The	859,861	82,409,078
CME Group Inc Class A	154,600	41,202,446
Coinbase Global Inc Class A (d)	157,500	47,965,050
Evercore Inc Class A	73,500	23,633,925
Houlihan Lokey Inc Class A (a)	73,400	14,624,950
Interactive Brokers Group Inc Class A	707,400	44,028,576
Intercontinental Exchange Inc	409,000	72,229,400
Jefferies Financial Group Inc	321,000	20,816,850
KKR & Co Inc Class A	576,475	80,412,498
LPL Financial Holdings Inc	126,200	45,997,376
MarketAxess Holdings Inc	83,500	15,350,640
Moelis & Co Class A	98,300	7,088,413
Moody's Corp	224,800	114,594,048
MSCI Inc	51,800	29,407,896
Nasdaq Inc	358,700	33,983,238
Open Lending Corp (d)	171,300	361,443
P10 Inc Class A	174,100	2,148,394
PJT Partners Inc Class A (a)	72,912	13,051,248
Raymond James Financial Inc	257,900	43,698,576
Robinhood Markets Inc Class A (d)	613,800	63,853,614
S&P Global Inc	126,000	69,103,440
SEI Investments Co	129,200	11,405,776
StepStone Group Inc Class A (a)	184,400	11,443,864
TPG Inc Class A	472,100	28,491,235
Tradeweb Markets Inc Class A (a)	189,600	23,389,056
		1,333,324,988
Financial Services - 4.7%
Apollo Global Management Inc	495,800	67,542,834
TOTAL UNITED STATES		1,400,867,822
TOTAL COMMON STOCKS (Cost $786,433,818)		1,441,204,062

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	5,058,499	5,059,510
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	172,694,677	172,711,946
TOTAL MONEY MARKET FUNDS (Cost $177,771,456)			177,771,456

TOTAL INVESTMENT IN SECURITIES - 111.9% (Cost $964,205,274)	1,618,975,518
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(171,829,631)
NET ASSETS - 100.0%	1,447,145,887

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,090,991 or 0.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,090,991 or 0.1% of net assets.

(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	79,768,803	74,709,293	73,786	-	-	5,059,510	5,058,499	0.0%
Fidelity Securities Lending Cash Central Fund	98,917,912	629,365,155	555,571,121	10,081	-	-	172,711,946	172,694,677	0.6%
Total	98,917,912	709,133,958	630,280,414	83,867	-	-	177,771,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	1,441,204,062	1,441,204,062	-	-

Money Market Funds	177,771,456	177,771,456	-	-
Total Investments in Securities:	1,618,975,518	1,618,975,518	-	-
Brokerage and Investment Management Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $233,646,390) - See accompanying schedule:
Unaffiliated issuers (cost $786,433,818)	$1,441,204,062
Fidelity Central Funds (cost $177,771,456)	177,771,456

Total Investment in Securities (cost $964,205,274)		$1,618,975,518
Receivable for fund shares sold		1,427,262
Dividends receivable		1,264,239
Distributions receivable from Fidelity Central Funds		22,826
Prepaid expenses		1,926
Other receivables		71,274
Total assets		1,621,763,045
Liabilities
Payable for fund shares redeemed	$1,023,774
Accrued management fee	783,262
Other payables and accrued expenses	98,176
Collateral on securities loaned	172,711,946
Total liabilities		174,617,158
Net Assets		$1,447,145,887
Net Assets consist of:
Paid in capital		$830,079,791
Total accumulated earnings (loss)		617,066,096
Net Assets		$1,447,145,887
Net Asset Value, offering price and redemption price per share ($1,447,145,887 ÷ 7,266,710 shares)		$199.15
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$10,385,324
Income from Fidelity Central Funds (including $10,081 from security lending)		83,867
Total income		10,469,191
Expenses
Management fee	$4,365,075
Custodian fees and expenses	8,938
Independent trustees' fees and expenses	2,439
Registration fees	56,249
Audit fees	25,157
Legal	305
Interest	2,397
Miscellaneous	2,484
Total expenses		4,463,044
Net Investment income (loss)		6,006,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,731,992)
Foreign currency transactions	(13,171)
Total net realized gain (loss)		(7,745,163)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	94,467,839
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	3,310
Total change in net unrealized appreciation (depreciation)		94,471,148
Net gain (loss)		86,725,985
Net increase (decrease) in net assets resulting from operations		$92,732,132
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,006,147	$7,055,289
Net realized gain (loss)	(7,745,163)	29,915,287
Change in net unrealized appreciation (depreciation)	94,471,148	210,092,115
Net increase (decrease) in net assets resulting from operations	92,732,132	247,062,691
Distributions to shareholders	(389,337)	(8,493,406)

Share transactions
Proceeds from sales of shares	187,271,725	641,899,848
Reinvestment of distributions	343,975	7,501,466
Cost of shares redeemed	(310,345,048)	(246,862,940)

Net increase (decrease) in net assets resulting from share transactions	(122,729,348)	402,538,374
Total increase (decrease) in net assets	(30,386,553)	641,107,659

Net Assets
Beginning of period	1,477,532,440	836,424,781
End of period	$1,447,145,887	$1,477,532,440

Other Information
Shares
Sold	1,015,708	3,596,414
Issued in reinvestment of distributions	2,192	40,584
Redeemed	(1,788,325)	(1,491,076)
Net increase (decrease)	(770,425)	2,145,922

Financial Highlights
Brokerage and Investment Management Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$183.84	$141.98	$115.04	$121.01	$100.99	$74.99
Income from Investment Operations
Net investment income (loss) B,C	.82	1.12	1.50	1.45	1.31	.93
Net realized and unrealized gain (loss)	14.54	42.00	27.09	(5.19)	20.54	28.01
Total from investment operations	15.36	43.12	28.59	(3.74)	21.85	28.94
Distributions from net investment income	(.05)	(1.26)	(1.65)	(1.83)	(.83)	(1.06)
Distributions from net realized gain	-	-	-	(.41)	(1.01)	(1.88)
Total distributions	(.05)	(1.26)	(1.65)	(2.23) D	(1.83) D	(2.94)
Net asset value, end of period	$199.15	$183.84	$141.98	$115.04	$121.01	$100.99
Total Return E,F	8.36%	30.36%	24.95%	(2.98)%	21.70%	39.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.69%	.76%	.75%	.74%	.76%
Expenses net of fee waivers, if any	.67 % I	.68%	.75%	.74%	.74%	.76%
Expenses net of all reductions, if any	.67% I	.68%	.75%	.74%	.74%	.76%
Net investment income (loss)	.90% I	.68%	1.28%	1.33%	1.06%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,447,146	$1,477,532	$836,425	$812,973	$1,209,722	$429,320
Portfolio turnover rate J	13 % I	16%	36%	4%	3%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Financials Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	494,928	10,848,406
FRANCE - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Amundi SA (a)(b)	145,800	10,771,585
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Patria Investments Ltd Class A (c)	621,600	8,416,464
MEXICO - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bolsa Mexicana de Valores SAB de CV	2,229,400	4,541,337
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc	100,200	12,589,128
UNITED KINGDOM - 2.3%
Financials - 2.3%
Insurance - 2.3%
Hiscox Ltd	782,300	13,798,505
Lancashire Holdings Ltd	1,301,192	10,745,602

TOTAL UNITED KINGDOM		24,544,107
UNITED STATES - 92.9%
Financials - 91.8%
Banks - 32.6%
Associated Banc-Corp	349,900	9,436,803
Bank of America Corp	1,302,700	66,098,998
BOK Financial Corp	102,700	11,441,807
Cadence Bank	112,130	4,220,573
Citigroup Inc	392,600	37,913,382
East West Bancorp Inc	77,400	8,137,836
Eastern Bankshares Inc	540,500	9,247,955
First Hawaiian Inc (c)	234,300	6,080,085
First Interstate BancSystem Inc Class A	345,921	11,318,535
KeyCorp (c)	440,400	8,526,144
M&T Bank Corp	84,537	17,047,731
Old National Bancorp/IN	555,200	12,708,528
TriCo Bancshares	170,000	7,721,400
Truist Financial Corp	411,300	19,257,066
UMB Financial Corp	106,258	12,952,850
United Community Banks Inc/GA	185,700	6,202,380
US Bancorp	407,200	19,883,576
Wells Fargo & Co	856,190	70,361,695
WesBanco Inc (c)	187,300	6,143,440
Wintrust Financial Corp	31,200	4,283,448
Zions Bancorp NA	95,400	5,534,154
		354,518,386
Capital Markets - 21.2%
AllianceBernstein Holding LP	207,000	8,193,060
Bridge Investment Group Holdings Inc Class A	657,200	6,309,120
Carlyle Group Inc/The (c)	186,700	12,053,352
Charles Schwab Corp/The	360,800	34,579,072
Lazard Inc	246,292	14,078,051
LPL Financial Holdings Inc	100	36,448
MarketAxess Holdings Inc	59,100	10,864,944
Moody's Corp	29,600	15,088,896
Morgan Stanley	175,800	26,454,384
Nasdaq Inc	231,100	21,894,414
Northern Trust Corp	103,500	13,587,480
Perella Weinberg Partners Class A	204,523	4,526,094
Raymond James Financial Inc	64,500	10,928,880
State Street Corp	243,100	27,949,207
Stifel Financial Corp	113,600	13,096,944
Virtu Financial Inc Class A (c)	245,400	10,287,168
		229,927,514
Consumer Finance - 5.1%
Capital One Financial Corp	105,946	24,073,050
FirstCash Holdings Inc	119,711	17,629,839
SLM Corp (c)	469,000	14,670,320
		56,373,209
Financial Services - 17.6%
Apollo Global Management Inc	142,900	19,467,267
Corpay Inc (d)	49,300	16,055,531
Essent Group Ltd	142,800	8,959,272
Fiserv Inc (d)	91,300	12,615,834
Mastercard Inc Class A	185,000	110,128,650
PayPal Holdings Inc (d)	93,000	6,527,670
Voya Financial Inc	226,700	17,022,903
		190,777,127
Insurance - 15.3%
American Financial Group Inc/OH	117,800	16,004,308
Arthur J Gallagher & Co	48,800	14,774,200
Assurant Inc	78,700	16,968,507
Baldwin Insurance Group Inc/The Class A (c)(d)	324,711	10,283,597
Brown & Brown Inc	174,200	16,888,690
Chubb Ltd	101,300	27,864,591
First American Financial Corp	203,522	13,432,452
Reinsurance Group of America Inc	196,693	38,313,830
Selective Insurance Group Inc	145,900	11,413,757
		165,943,932
TOTAL FINANCIALS		997,540,168

Industrials - 1.1%
Professional Services - 1.1%
TransUnion (c)	130,500	11,536,200
TOTAL UNITED STATES		1,009,076,368
TOTAL COMMON STOCKS (Cost $762,597,771)		1,080,787,395

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	5,426,797	5,427,882
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	24,594,075	24,596,535
TOTAL MONEY MARKET FUNDS (Cost $30,024,417)			30,024,417

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $792,622,188)	1,110,811,812
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(24,445,119)
NET ASSETS - 100.0%	1,086,366,693

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,771,585 or 1.0% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,771,585 or 1.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,695,880	76,061,076	75,329,074	49,595	-	-	5,427,882	5,426,797	0.0%
Fidelity Securities Lending Cash Central Fund	51,068,928	462,764,009	489,236,402	190,800	-	-	24,596,535	24,594,075	0.1%
Total	55,764,808	538,825,085	564,565,476	240,395	-	-	30,024,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	1,069,251,195	1,058,402,789	10,848,406	-
Industrials	11,536,200	11,536,200	-	-

Money Market Funds	30,024,417	30,024,417	-	-
Total Investments in Securities:	1,110,811,812	1,099,963,406	10,848,406	-
Financials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,611,566) - See accompanying schedule:
Unaffiliated issuers (cost $762,597,771)	$1,080,787,395
Fidelity Central Funds (cost $30,024,417)	30,024,417

Total Investment in Securities (cost $792,622,188)		$1,110,811,812
Foreign currency held at value (cost $1,092,365)		1,092,365
Receivable for investments sold		539,472
Receivable for fund shares sold		1,272,177
Dividends receivable		1,343,417
Distributions receivable from Fidelity Central Funds		7,190
Prepaid expenses		1,488
Other receivables		1,289
Total assets		1,115,069,210
Liabilities
Payable for investments purchased	$2,719,320
Payable for fund shares redeemed	774,029
Accrued management fee	583,982
Other payables and accrued expenses	28,651
Collateral on securities loaned	24,596,535
Total liabilities		28,702,517
Net Assets		$1,086,366,693
Net Assets consist of:
Paid in capital		$727,263,668
Total accumulated earnings (loss)		359,103,025
Net Assets		$1,086,366,693
Net Asset Value, offering price and redemption price per share ($1,086,366,693 ÷ 66,349,479 shares)		$16.37
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$12,139,475
Income from Fidelity Central Funds (including $190,800 from security lending)		240,395
Total income		12,379,870
Expenses
Management fee	$3,466,583
Custodian fees and expenses	10,082
Independent trustees' fees and expenses	1,891
Registration fees	72,237
Audit fees	25,536
Legal	240
Interest	19,217
Miscellaneous	1,959
Total expenses		3,597,745
Net Investment income (loss)		8,782,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33,789,514
Foreign currency transactions	(18,623)
Total net realized gain (loss)		33,770,891
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,470,043
Assets and liabilities in foreign currencies	(481)
Total change in net unrealized appreciation (depreciation)		19,469,562
Net gain (loss)		53,240,453
Net increase (decrease) in net assets resulting from operations		$62,022,578
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,782,125	$14,009,630
Net realized gain (loss)	33,770,891	60,997,289
Change in net unrealized appreciation (depreciation)	19,469,562	153,342,316
Net increase (decrease) in net assets resulting from operations	62,022,578	228,349,235
Distributions to shareholders	(18,622,933)	(55,332,364)

Share transactions
Proceeds from sales of shares	143,609,859	402,105,545
Reinvestment of distributions	17,247,796	50,916,288
Cost of shares redeemed	(234,222,415)	(208,017,429)

Net increase (decrease) in net assets resulting from share transactions	(73,364,760)	245,004,404
Total increase (decrease) in net assets	(29,965,115)	418,021,275

Net Assets
Beginning of period	1,116,331,808	698,310,533
End of period	$1,086,366,693	$1,116,331,808

Other Information
Shares
Sold	9,491,424	26,597,564
Issued in reinvestment of distributions	1,298,780	3,416,909
Redeemed	(15,657,987)	(14,673,185)
Net increase (decrease)	(4,867,783)	15,341,288

Financial Highlights
Financials Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.68	$12.50	$11.51	$13.23	$11.26	$9.49
Income from Investment Operations
Net investment income (loss) B,C	.13	.24	.26	.24	.25	.20
Net realized and unrealized gain (loss)	.83	3.84	1.09	(.74)	2.26	2.17
Total from investment operations	.96	4.08	1.35	(.50)	2.51	2.37
Distributions from net investment income	(.03)	(.24)	(.25)	(.23)	(.26)	(.21)
Distributions from net realized gain	(.24)	(.66)	(.11)	(.98)	(.28)	(.39)
Total distributions	(.27)	(.90)	(.36)	(1.22) D	(.54)	(.60)
Net asset value, end of period	$16.37	$15.68	$12.50	$11.51	$13.23	$11.26
Total Return E,F	6.54%	33.07%	12.15%	(3.30)%	22.47%	27.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.69%	.76%	.75%	.73%	.77%
Expenses net of fee waivers, if any	.69 % I	.69%	.76%	.75%	.72%	.77%
Expenses net of all reductions, if any	.69% I	.69%	.76%	.75%	.72%	.77%
Net investment income (loss)	1.68% I	1.70%	2.43%	2.12%	1.89%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,086,367	$1,116,332	$698,311	$731,159	$819,910	$606,048
Portfolio turnover rate J	50 % I	35%	66%	46%	53%	63%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
FinTech Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.6%
Financials - 0.6%
Financial Services - 0.6%
StoneCo Ltd Class A (a)	36,322	598,223
CANADA - 4.8%
Information Technology - 4.8%
IT Services - 4.8%
Shopify Inc Class A (a)	34,370	4,854,620
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	200	11,806
NETHERLANDS - 4.8%
Financials - 4.8%
Financial Services - 4.8%
Adyen NV (a)(b)(c)	2,901	4,871,275
UNITED STATES - 89.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IDT Corp Class B	6,800	435,676
Financials - 68.3%
Capital Markets - 0.9%
Coinbase Global Inc Class A (a)	1,700	517,718
Donnelley Financial Solutions Inc (a)(d)	7,300	414,421
		932,139
Consumer Finance - 20.9%
American Express Co	35,074	11,619,315
Capital One Financial Corp	22,121	5,026,334
OneMain Holdings Inc	9,052	559,956
Synchrony Financial	52,800	4,030,752
		21,236,357
Financial Services - 46.5%
Affirm Holdings Inc Class A (a)	10,239	905,742
Block Inc Class A (a)	62,846	5,005,055
Chime Financial Inc (a)(d)	16,700	441,047
Corpay Inc (a)	10,700	3,484,669
Fiserv Inc (a)	35,593	4,918,241
Marqeta Inc Class A (a)	87,008	553,806
Mastercard Inc Class A	21,604	12,860,646
PayPal Holdings Inc (a)	70,220	4,928,742
Toast Inc Class A (a)	34,000	1,533,400
Visa Inc Class A	35,830	12,604,277
		47,235,625
TOTAL FINANCIALS		69,404,121

Industrials - 2.8%
Professional Services - 2.8%
SS&C Technologies Holdings Inc	32,697	2,898,916
Information Technology - 18.1%
Software - 18.1%
ACI Worldwide Inc (a)	25,058	1,236,612
Guidewire Software Inc (a)	11,937	2,590,568
Intapp Inc (a)	16,769	771,206
Intuit Inc	17,700	11,805,901
Klaviyo Inc Class A (a)	39,078	1,267,690
Tyler Technologies Inc (a)	1,256	706,977
		18,378,954
TOTAL UNITED STATES		91,117,667
TOTAL COMMON STOCKS (Cost $59,339,995)		101,453,591

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	1,804,953	1,805,314
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	568,293	568,350
TOTAL MONEY MARKET FUNDS (Cost $2,373,664)			2,373,664

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $61,713,659)	103,827,255
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(2,090,804)
NET ASSETS - 100.0%	101,736,451

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,871,275 or 4.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,871,275 or 4.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	593,036	16,641,331	15,429,053	10,097	-	-	1,805,314	1,804,953	0.0%
Fidelity Securities Lending Cash Central Fund	1,269,650	10,379,781	11,081,081	282	-	-	568,350	568,293	0.0%
Total	1,862,686	27,021,112	26,510,134	10,379	-	-	2,373,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	435,676	435,676	-	-
Financials	74,885,425	70,014,150	4,871,275	-
Industrials	2,898,916	2,898,916	-	-
Information Technology	23,233,574	23,233,574	-	-

Money Market Funds	2,373,664	2,373,664	-	-
Total Investments in Securities:	103,827,255	98,955,980	4,871,275	-
FinTech Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $551,946) - See accompanying schedule:
Unaffiliated issuers (cost $59,339,995)	$101,453,591
Fidelity Central Funds (cost $2,373,664)	2,373,664

Total Investment in Securities (cost $61,713,659)		$103,827,255
Foreign currency held at value (cost $12)		12
Receivable for fund shares sold		68,498
Dividends receivable		45,326
Distributions receivable from Fidelity Central Funds		2,403
Prepaid expenses		140
Total assets		103,943,634
Liabilities
Payable for investments purchased	$1,527,752
Payable for fund shares redeemed	30,131
Accrued management fee	55,240
Other payables and accrued expenses	25,710
Collateral on securities loaned	568,350
Total liabilities		2,207,183
Net Assets		$101,736,451
Net Assets consist of:
Paid in capital		$100,084,316
Total accumulated earnings (loss)		1,652,135
Net Assets		$101,736,451
Net Asset Value, offering price and redemption price per share ($101,736,451 ÷ 5,040,783 shares)		$20.18
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$322,602
Income from Fidelity Central Funds (including $282 from security lending)		10,379
Total income		332,981
Expenses
Management fee	$343,180
Custodian fees and expenses	5,218
Independent trustees' fees and expenses	201
Registration fees	15,054
Audit fees	25,098
Legal	938
Miscellaneous	207
Total expenses		389,896
Net Investment income (loss)		(56,915)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,561,059
Foreign currency transactions	7,673
Total net realized gain (loss)		2,568,732
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,063,256)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(4,182)
Total change in net unrealized appreciation (depreciation)		(3,067,437)
Net gain (loss)		(498,705)
Net increase (decrease) in net assets resulting from operations		$(555,620)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(56,915)	$(51,392)
Net realized gain (loss)	2,568,732	2,139,758
Change in net unrealized appreciation (depreciation)	(3,067,437)	13,680,541
Net increase (decrease) in net assets resulting from operations	(555,620)	15,768,907

Share transactions
Proceeds from sales of shares	7,848,073	34,894,898
Cost of shares redeemed	(28,781,576)	(39,175,698)

Net increase (decrease) in net assets resulting from share transactions	(20,933,503)	(4,280,800)
Total increase (decrease) in net assets	(21,489,123)	11,488,107

Net Assets
Beginning of period	123,225,574	111,737,467
End of period	$101,736,451	$123,225,574

Other Information
Shares
Sold	404,676	1,836,189
Redeemed	(1,538,236)	(2,221,890)
Net increase (decrease)	(1,133,560)	(385,701)

Financial Highlights
FinTech Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.96	$17.03	$13.73	$16.06	$19.37	$16.23
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.01)	- D	- D	.14 E	.34 F
Net realized and unrealized gain (loss)	.23	2.94	3.30	(2.33)	.04 G,H	3.14
Total from investment operations	.22	2.93	3.30	(2.33)	.18	3.48
Distributions from net investment income	-	-	-	-	(.25)	(.34)
Distributions from net realized gain	-	-	-	-	(3.24)	-
Total distributions	-	-	-	-	(3.49)	(.34)
Net asset value, end of period	$20.18	$19.96	$17.03	$13.73	$16.06	$19.37
Total Return I,J	1.10%	17.20%	24.03%	(14.51)%	(.75)% H	21.94%
Ratios to Average Net Assets C,K,L
Expenses before reductions	.76% M	.75%	.87%	.87%	.81%	.89%
Expenses net of fee waivers, if any	.76 % M	.75%	.86%	.87%	.81%	.89%
Expenses net of all reductions, if any	.76% M	.75%	.86%	.87%	.81%	.89%
Net investment income (loss)	(.11)% M	(.05)%	(.03)%	(.03)%	.63% E	2.35% F
Supplemental Data
Net assets, end of period (000 omitted)	$101,736	$123,226	$111,737	$107,578	$161,851	$144,880
Portfolio turnover rate N	66 % M	44%	43%	15%	164%	25%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.
GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Insurance Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
Aspen Insurance Holdings Ltd (a)(b)	64,800	2,365,200
UNITED KINGDOM - 2.5%
Financials - 2.5%
Insurance - 2.5%
Hiscox Ltd	1,281,590	22,605,171
UNITED STATES - 97.1%
Financials - 97.1%
Financial Services - 4.1%
Corebridge Financial Inc	567,249	19,723,248
Voya Financial Inc	229,088	17,202,218
		36,925,466
Insurance - 93.0%
Allstate Corp/The	155,800	31,697,510
American Financial Group Inc/OH	327,300	44,466,978
Aon PLC	133,900	49,141,300
Arch Capital Group Ltd	327,300	29,957,769
Arthur J Gallagher & Co	228,600	69,208,650
Brown & Brown Inc	242,300	23,490,985
Chubb Ltd	316,705	87,116,044
Everest Group Ltd	80,800	27,623,904
Hanover Insurance Group Inc/The	204,508	35,478,048
Hartford Insurance Group Inc/The	468,100	61,934,311
Marsh & McLennan Cos Inc	176,400	36,304,884
MetLife Inc	531,741	43,262,448
Primerica Inc	65,961	17,765,936
Progressive Corp/The	387,700	95,785,162
Reinsurance Group of America Inc	221,700	43,184,943
Selective Insurance Group Inc	342,700	26,809,421
Travelers Companies Inc/The	159,300	43,251,543
Unum Group	360,600	25,191,516
Willis Towers Watson PLC	120,574	39,402,377
		831,073,729
TOTAL UNITED STATES		867,999,195
TOTAL COMMON STOCKS (Cost $675,545,544)		892,969,566

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	2,028,070	2,028,475
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	52,495	52,500
TOTAL MONEY MARKET FUNDS (Cost $2,080,975)			2,080,975

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $677,626,519)	895,050,541
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(829,787)
NET ASSETS - 100.0%	894,220,754

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,660,691	177,902,669	182,534,885	105,638	-	-	2,028,475	2,028,070	0.0%
Fidelity Securities Lending Cash Central Fund	-	9,581,822	9,529,322	241	-	-	52,500	52,495	0.0%
Total	6,660,691	187,484,491	192,064,207	105,879	-	-	2,080,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	892,969,566	892,969,566	-	-

Money Market Funds	2,080,975	2,080,975	-	-
Total Investments in Securities:	895,050,541	895,050,541	-	-
Insurance Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $51,100) - See accompanying schedule:
Unaffiliated issuers (cost $675,545,544)	$892,969,566
Fidelity Central Funds (cost $2,080,975)	2,080,975

Total Investment in Securities (cost $677,626,519)		$895,050,541
Receivable for investments sold		179,717
Receivable for fund shares sold		375,613
Dividends receivable		1,028,094
Distributions receivable from Fidelity Central Funds		6,415
Prepaid expenses		1,326
Total assets		896,641,706
Liabilities
Payable for fund shares redeemed	$1,843,056
Accrued management fee	498,467
Other payables and accrued expenses	26,929
Collateral on securities loaned	52,500
Total liabilities		2,420,952
Net Assets		$894,220,754
Net Assets consist of:
Paid in capital		$659,297,357
Total accumulated earnings (loss)		234,923,397
Net Assets		$894,220,754
Net Asset Value, offering price and redemption price per share ($894,220,754 ÷ 9,642,941 shares)		$92.73
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$8,620,627
Income from Fidelity Central Funds (including $241 from security lending)		105,879
Total income		8,726,506
Expenses
Management fee	$3,292,873
Custodian fees and expenses	4,288
Independent trustees' fees and expenses	1,793
Registration fees	67,051
Audit fees	25,141
Legal	235
Interest	3,105
Miscellaneous	1,886
Total expenses before reductions	3,396,372
Expense reductions	(52)
Total expenses after reductions		3,396,320
Net Investment income (loss)		5,330,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,961,211
Foreign currency transactions	23,380
Total net realized gain (loss)		12,984,591
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57,378,889)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	6,476
Total change in net unrealized appreciation (depreciation)		(57,372,414)
Net gain (loss)		(44,387,823)
Net increase (decrease) in net assets resulting from operations		$(39,057,637)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,330,186	$10,174,873
Net realized gain (loss)	12,984,591	53,204,387
Change in net unrealized appreciation (depreciation)	(57,372,414)	104,998,587
Net increase (decrease) in net assets resulting from operations	(39,057,637)	168,377,847
Distributions to shareholders	(5,323,311)	(72,132,916)

Share transactions
Proceeds from sales of shares	287,847,125	577,141,867
Reinvestment of distributions	4,879,337	65,808,680
Cost of shares redeemed	(313,092,419)	(380,121,521)

Net increase (decrease) in net assets resulting from share transactions	(20,365,957)	262,829,026
Total increase (decrease) in net assets	(64,746,905)	359,073,957

Net Assets
Beginning of period	958,967,659	599,893,702
End of period	$894,220,754	$958,967,659

Other Information
Shares
Sold	3,061,362	6,314,230
Issued in reinvestment of distributions	53,484	747,919
Redeemed	(3,388,859)	(4,188,755)
Net increase (decrease)	(274,013)	2,873,394

Financial Highlights
Insurance Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.70	$85.17	$75.40	$69.86	$61.17	$58.44
Income from Investment Operations
Net investment income (loss) B,C	.50	1.14 D	.99	.63	.78	.88
Net realized and unrealized gain (loss)	(3.97)	18.25	15.28	5.46	13.73	6.99
Total from investment operations	(3.47)	19.39	16.27	6.09	14.51	7.87
Distributions from net investment income	(.07)	(1.02)	(.85)	(.55)	(.89)	(.94)
Distributions from net realized gain	(.43)	(6.84)	(5.66)	-	(4.93)	(4.20)
Total distributions	(.50)	(7.86)	(6.50) E	(.55)	(5.82)	(5.14)
Net asset value, end of period	$92.73	$96.70	$85.17	$75.40	$69.86	$61.17
Total Return F,G	(3.58) %	23.96%	23.26%	8.75%	24.68%	15.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69% J	.69%	.80%	.81%	.78%	.83%
Expenses net of fee waivers, if any	.69 % J	.69%	.79%	.81%	.78%	.83%
Expenses net of all reductions, if any	.69% J	.69%	.79%	.81%	.78%	.83%
Net investment income (loss)	1.08% J	1.25% D	1.32%	.90%	1.16%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$894,221	$958,968	$599,894	$474,461	$245,931	$184,701
Portfolio turnover rate K	77 % J	55%	80%	48%	15%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Brokerage and Investment Management Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	$71,274

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Banking Portfolio	288,315,259	162,441,785	(677,403)	161,764,382
Brokerage and Investment Management Portfolio	971,893,925	666,652,127	(19,570,534)	647,081,593
Financials Portfolio	794,507,812	329,925,392	(13,621,392)	316,304,000
FinTech Portfolio	62,187,139	42,913,346	(1,273,230)	41,640,116
Insurance Portfolio	678,871,515	235,170,796	(18,991,770)	216,179,026

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Brokerage and Investment Management Portfolio	(31,019,671)	-	(31,019,671)
FinTech Portfolio	(20,982,511)	(21,501,365)	(42,483,876)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	48,450,577	131,376,750
Brokerage and Investment Management Portfolio	86,707,781	210,527,789
Financials Portfolio	264,730,781	349,994,157
FinTech Portfolio	34,599,928	54,278,848
Insurance Portfolio	375,967,435	391,452,665
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Banking Portfolio	.69
Brokerage and Investment Management Portfolio	.70
Financials Portfolio	.69
FinTech Portfolio	.72
Insurance Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Banking Portfolio	.67
Brokerage and Investment Management Portfolio	.65
Financials Portfolio	.66
FinTech Portfolio	.67
Insurance Portfolio	.67

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Banking Portfolio	2,061
Brokerage and Investment Management Portfolio	2,071
Financials Portfolio	4,247
FinTech Portfolio	1,097
Insurance Portfolio	4,014

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	Borrower	1,569,400	4.59%	1,000
Brokerage and Investment Management Portfolio	Borrower	6,277,000	4.58%	2,397
Financials Portfolio	Borrower	18,539,143	4.58%	16,511
Insurance Portfolio	Borrower	24,329,000	4.60%	3,105

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Banking Portfolio	1,273,837	7,278,842	1,301,643
Brokerage and Investment Management Portfolio	5,925,533	552,201	(61,828)
Financials Portfolio	12,693,819	16,940,002	3,903,238
FinTech Portfolio	391,446	-	-
Insurance Portfolio	53,803,434	5,065,186	(186,801)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Banking Portfolio	352
Brokerage and Investment Management Portfolio	1,030
Financials Portfolio	797
FinTech Portfolio	86
Insurance Portfolio	757
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Banking Portfolio	377	-	-
Brokerage and Investment Management Portfolio	1,279	1	-
Financials Portfolio	20,234	-	-
FinTech Portfolio	30	-	-
Insurance Portfolio	25	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Banking Portfolio	5,295,618
Brokerage and Investment Management Portfolio	67,972,055
Financials Portfolio	8,690,321
FinTech Portfolio	-
Insurance Portfolio	-

8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Financials Portfolio	3,361,833	4.83%	2,706
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Insurance Portfolio	52
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Banking Portfolio
Brokerage and Investment Management Portfolio
Fintech Portfolio
Financials Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies  (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. Fintech Portfolio underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.813666.120
SELFIN-SANN-1025
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Energy Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 8.9%
Energy - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Canadian Natural Resources Ltd	2,467,860	78,149,948
Cenovus Energy Inc	5,082,006	84,518,162

TOTAL CANADA		162,668,110
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	149,300	2,677,630
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	695,518	5,604,469
UNITED KINGDOM - 3.1%
Energy - 3.1%
Energy Equipment & Services - 3.1%
Subsea 7 SA	106,600	2,224,865
TechnipFMC PLC	1,485,872	54,620,655

TOTAL UNITED KINGDOM		56,845,520
UNITED STATES - 87.1%
Energy - 83.4%
Energy Equipment & Services - 8.2%
Baker Hughes Co Class A	1,002,700	45,522,580
National Energy Services Reunited Corp (a)	4,222,720	39,524,659
Schlumberger NV	1,759,869	64,833,574
		149,880,813
Oil, Gas & Consumable Fuels - 75.2%
Antero Resources Corp (a)	829,100	26,464,872
Cheniere Energy Inc	370,412	89,573,030
Chevron Corp	1,094,877	175,837,246
Chord Energy Corp	93,852	10,313,396
ConocoPhillips	539,366	53,381,053
Diamondback Energy Inc	355,700	52,913,932
Energy Transfer LP	4,802,700	85,103,844
EOG Resources Inc	68,164	8,508,230
Expand Energy Corp	200,400	19,394,712
Exxon Mobil Corp	3,976,572	454,482,415
Kinder Morgan Inc	328,000	8,849,440
Marathon Petroleum Corp	506,692	91,057,619
Northern Oil & Gas Inc	66,460	1,738,594
Occidental Petroleum Corp	906,515	43,159,179
Ovintiv Inc	860,300	36,235,836
Permian Resources Corp Class A	1,366,000	19,520,140
Phillips 66	182,373	24,361,385
Range Resources Corp	716,600	24,557,882
Targa Resources Corp	269,700	45,244,872
Valero Energy Corp	471,600	71,687,916
Williams Cos Inc/The	561,300	32,488,044
		1,374,873,637
TOTAL ENERGY		1,524,754,450

Utilities - 3.7%
Independent Power and Renewable Electricity Producers - 3.7%
Vistra Corp	359,300	67,947,223
TOTAL UNITED STATES		1,592,701,673
TOTAL COMMON STOCKS (Cost $969,363,125)		1,820,497,402

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $969,363,125)	1,820,497,402
NET OTHER ASSETS (LIABILITIES) - 0.5%	9,505,198
NET ASSETS - 100.0%	1,830,002,600

Legend

(a)	Non-income producing.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	119,041,697	119,041,697	63,089	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	51,474,282	495,425,924	546,900,206	41,091	-	-	-	-	0.0%
Total	51,474,282	614,467,621	665,941,903	104,180	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	1,752,550,179	1,752,550,179	-	-
Utilities	67,947,223	67,947,223	-	-

Total Investments in Securities:	1,820,497,402	1,820,497,402	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $969,363,125)		$1,820,497,402
Foreign currency held at value (cost $193,223)		196,995
Receivable for investments sold		3,651,190
Receivable for fund shares sold		1,394,083
Dividends receivable		8,074,778
Distributions receivable from Fidelity Central Funds		3,525
Prepaid expenses		2,459
Other receivables		524,801
Total assets		1,834,345,233
Liabilities
Payable to custodian bank	$1,202,196
Payable for fund shares redeemed	1,651,133
Accrued management fee	931,005
Deferred trustees payable	473,954
Other payables and accrued expenses	84,345
Total liabilities		4,342,633
Net Assets		$1,830,002,600
Net Assets consist of:
Paid in capital		$1,744,901,547
Total accumulated earnings (loss)		85,101,053
Net Assets		$1,830,002,600
Net Asset Value, offering price and redemption price per share ($1,830,002,600 ÷ 29,787,722 shares)		$61.43
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$25,477,955
Income from Fidelity Central Funds (including $41,091 from security lending)		104,180
Total income		25,582,135
Expenses
Management fee	$5,730,928
Custodian fees and expenses	15,498
Independent trustees' fees and expenses	3,429
Registration fees	53,756
Audit fees	35,522
Legal	437
Interest	697
Miscellaneous	4,616
Total expenses		5,844,883
Net Investment income (loss)		19,737,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	46,177,063
Foreign currency transactions	37,863
Total net realized gain (loss)		46,214,926
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,721,960
Assets and liabilities in foreign currencies	4,041
Total change in net unrealized appreciation (depreciation)		20,726,001
Net gain (loss)		66,940,927
Net increase (decrease) in net assets resulting from operations		$86,678,179
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,737,252	$40,975,869
Net realized gain (loss)	46,214,926	130,103,546
Change in net unrealized appreciation (depreciation)	20,726,001	(97,425,817)
Net increase (decrease) in net assets resulting from operations	86,678,179	73,653,598
Distributions to shareholders	(3,307,528)	(37,251,795)

Share transactions
Proceeds from sales of shares	153,803,658	610,352,608
Reinvestment of distributions	3,070,461	34,552,503
Cost of shares redeemed	(366,962,878)	(856,148,361)

Net increase (decrease) in net assets resulting from share transactions	(210,088,759)	(211,243,250)
Total increase (decrease) in net assets	(126,718,108)	(174,841,447)

Net Assets
Beginning of period	1,956,720,708	2,131,562,155
End of period	$1,830,002,600	$1,956,720,708

Other Information
Shares
Sold	2,729,324	9,890,863
Issued in reinvestment of distributions	60,789	613,196
Redeemed	(6,531,827)	(14,061,616)
Net increase (decrease)	(3,741,714)	(3,557,557)

Financial Highlights
Energy Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.36	$57.47	$54.94	$45.24	$29.25	$26.79
Income from Investment Operations
Net investment income (loss) B,C	.63	1.16	1.12	1.46	.96	.99 D
Net realized and unrealized gain (loss)	2.54	.84	2.51	9.64	15.82	2.27
Total from investment operations	3.17	2.00	3.63	11.10	16.78	3.26
Distributions from net investment income	(.10)	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Total distributions	(.10)	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Net asset value, end of period	$61.43	$58.36	$57.47	$54.94	$45.24	$29.25
Total Return E,F	5.47%	3.55%	6.66%	24.63%	58.37%	13.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.65%	.74%	.73%	.77%	.85%
Expenses net of fee waivers, if any	.65 % I	.65%	.73%	.73%	.77%	.85%
Expenses net of all reductions, if any	.65% I	.65%	.73%	.73%	.77%	.84%
Net investment income (loss)	2.21% I	1.90%	2.00%	2.75%	2.79%	4.50% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,830,003	$1,956,721	$2,131,562	$2,840,710	$2,407,641	$980,644
Portfolio turnover rate J	12 % I	15%	17%	43%	56% K	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Energy Portfolio	$473,954

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$871,831,328
Gross unrealized depreciation	(23,161,244)
Net unrealized appreciation (depreciation)	$848,670,084
Tax cost	$971,827,318

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(494,311,977)
Long-term	(328,647,451)
Total capital loss carryforward	$(822,959,428)

Due to a merger in a prior period, approximately $386,604,183 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.

Due to a merger in a prior period, approximately $316,533,793 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	113,271,351	293,237,473
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Energy Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Energy Portfolio	.64

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Energy Portfolio	6,375

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	Borrower	5,482,000	4.58%	697

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Energy Portfolio	761,819	29,104,106	14,463,588
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Energy Portfolio	1,457
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Energy Portfolio	4,353	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Energy Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on November 6, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Energy Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Energy Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Energy Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Energy Fund shareholder approval and is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Energy Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate for the fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total mapped group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Energy Portfolio

At its July 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2026.

1.813654.120
SELNR-SANN-1025
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Consumer Staples Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED KINGDOM - 5.4%
Consumer Staples - 5.4%
Beverages - 2.0%
Diageo PLC	840,109	23,299,460
Food Products - 0.6%
Nomad Foods Ltd	457,320	7,106,753
Tobacco - 2.8%
British American Tobacco PLC ADR	556,200	31,642,218
TOTAL UNITED KINGDOM		62,048,431
UNITED STATES - 94.4%
Consumer Staples - 94.4%
Beverages - 34.1%
Boston Beer Co Inc/The Class A (a)	144,300	31,903,287
Brown-Forman Corp Class B (b)	109,400	3,275,436
Coca-Cola Co/The	2,236,618	154,304,276
Constellation Brands Inc Class A	322,484	52,223,059
Keurig Dr Pepper Inc	3,653,827	106,289,827
Monster Beverage Corp (a)	231,546	14,450,786
PepsiCo Inc	157,804	23,457,565
Primo Brands Corp Class A	104,200	2,616,462
		388,520,698
Consumer Staples Distribution & Retail - 20.8%
Albertsons Cos Inc Class A	1,529,400	29,762,124
BJ's Wholesale Club Holdings Inc (a)	24,000	2,344,320
Costco Wholesale Corp	41,500	39,147,780
Dollar Tree Inc (a)	39,000	4,257,630
Grocery Outlet Holding Corp (a)	371,700	6,731,487
Kroger Co/The	138,100	9,368,704
Target Corp	391,800	37,604,964
US Foods Holding Corp (a)	129,700	10,064,720
Walmart Inc	1,005,500	97,513,390
		236,795,119
Food Products - 14.9%
Archer-Daniels-Midland Co	8,300	519,912
Bunge Global SA	576,093	48,518,553
Darling Ingredients Inc (a)	174,800	5,936,208
Freshpet Inc (a)	207,400	11,577,068
JM Smucker Co	191,000	21,107,410
Lamb Weston Holdings Inc	438,000	25,198,140
Mondelez International Inc	535,697	32,913,224
TreeHouse Foods Inc (a)	1,306,316	23,957,835
		169,728,350
Household Products - 17.6%
Clorox Co/The	26,200	3,096,840
Energizer Holdings Inc	1,788,966	49,303,903
Procter & Gamble Co/The	861,082	135,224,317
Reynolds Consumer Products Inc	562,900	13,064,909
		200,689,969
Personal Care Products - 4.4%
BellRing Brands Inc (a)	53,000	2,175,650
Edgewell Personal Care Co (b)	67,100	1,611,742
Estee Lauder Cos Inc/The Class A	210,655	19,323,383
Kenvue Inc	1,284,500	26,601,995
		49,712,770
Tobacco - 2.6%
JUUL Labs Inc Class A (a)(c)(d)	3,694,166	5,689,015
Philip Morris International Inc	147,900	24,718,527
		30,407,542
TOTAL UNITED STATES		1,075,854,448
TOTAL COMMON STOCKS (Cost $940,261,626)		1,137,902,879

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $2,328,775)	4.36	2,328,542	2,328,775

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $942,590,401)	1,140,231,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	124,533
NET ASSETS - 100.0%	1,140,356,187

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,689,015 or 0.5% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	3,749,468

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,001,067	38,696,034	43,697,101	22,636	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	11,137,575	134,883,984	143,692,784	1,944	-	-	2,328,775	2,328,542	0.0%
Total	16,138,642	173,580,018	187,389,885	24,580	-	-	2,328,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	1,137,902,879	1,108,914,404	23,299,460	5,689,015

Money Market Funds	2,328,775	2,328,775	-	-
Total Investments in Securities:	1,140,231,654	1,111,243,179	23,299,460	5,689,015
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,338,606) - See accompanying schedule:
Unaffiliated issuers (cost $940,261,626)	$1,137,902,879
Fidelity Central Funds (cost $2,328,775)	2,328,775

Total Investment in Securities (cost $942,590,401)		$1,140,231,654
Foreign currency held at value (cost $1)		1
Receivable for investments sold		5,575,030
Receivable for fund shares sold		502,630
Dividends receivable		1,983,574
Distributions receivable from Fidelity Central Funds		2,214
Prepaid expenses		1,588
Other receivables		377,248
Total assets		1,148,673,939
Liabilities
Payable to custodian bank	$356,869
Payable for investments purchased	3,513,482
Payable for fund shares redeemed	958,469
Accrued management fee	651,733
Distribution and service plan fees payable	100,208
Other payables and accrued expenses	408,216
Collateral on securities loaned	2,328,775
Total liabilities		8,317,752
Net Assets		$1,140,356,187
Net Assets consist of:
Paid in capital		$937,123,688
Total accumulated earnings (loss)		203,232,499
Net Assets		$1,140,356,187

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($255,965,268 ÷ 2,982,881 shares)(a)		$85.81
Maximum offering price per share (100/94.25 of $85.81)		$91.05
Class M :
Net Asset Value and redemption price per share ($49,779,462 ÷ 588,661 shares)(a)		$84.56
Maximum offering price per share (100/96.50 of $84.56)		$87.63
Class C :
Net Asset Value and offering price per share ($28,058,627 ÷ 339,488 shares)(a)		$82.65
Consumer Staples :
Net Asset Value, offering price and redemption price per share ($678,741,102 ÷ 7,789,990 shares)		$87.13
Class I :
Net Asset Value, offering price and redemption price per share ($93,144,663 ÷ 1,072,612 shares)		$86.84
Class Z :
Net Asset Value, offering price and redemption price per share ($34,667,065 ÷ 399,795 shares)		$86.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$15,379,487
Income from Fidelity Central Funds (including $1,944 from security lending)		24,580
Total income		15,404,067
Expenses
Management fee	$4,048,884
Distribution and service plan fees	619,420
Custodian fees and expenses	15,715
Independent trustees' fees and expenses	2,259
Registration fees	65,548
Audit fees	29,326
Legal	935
Miscellaneous	2,926
Total expenses		4,785,013
Net Investment income (loss)		10,619,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,328,626
Foreign currency transactions	19,411
Total net realized gain (loss)		17,348,037
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57,708,698)
Assets and liabilities in foreign currencies	883
Total change in net unrealized appreciation (depreciation)		(57,707,815)
Net gain (loss)		(40,359,778)
Net increase (decrease) in net assets resulting from operations		$(29,740,724)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,619,054	$25,995,615
Net realized gain (loss)	17,348,037	92,355,976
Change in net unrealized appreciation (depreciation)	(57,707,815)	(25,484,612)
Net increase (decrease) in net assets resulting from operations	(29,740,724)	92,866,979
Distributions to shareholders	(26,663,688)	(104,952,814)

Share transactions - net increase (decrease)	(71,317,692)	(217,952,509)
Total increase (decrease) in net assets	(127,722,104)	(230,038,344)

Net Assets
Beginning of period	1,268,078,291	1,498,116,635
End of period	$1,140,356,187	$1,268,078,291

Financial Highlights
Fidelity Advisor® Consumer Staples Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.83	$91.15	$91.25	$95.55	$89.40	$79.57
Income from Investment Operations
Net investment income (loss) B,C	.68	1.62	1.68	1.38	1.40	1.34
Net realized and unrealized gain (loss)	(2.86)	4.42	2.68	(2.79)	14.98	11.24
Total from investment operations	(2.18)	6.04	4.36	(1.41)	16.38	12.58
Distributions from net investment income	(.70)	(1.70)	(1.50)	(1.36)	(1.55)	(1.42)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(1.84) D	(7.36)	(4.46)	(2.89)	(10.23)	(2.75)
Net asset value, end of period	$85.81	$89.83	$91.15	$91.25	$95.55	$89.40
Total Return E,F,G	(2.39) %	6.74%	4.90%	(1.49)%	18.83%	16.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.97% J	.97%	1.01%	1.01%	1.01%	1.04%
Expenses net of fee waivers, if any	.97 % J	.97%	1.00%	1.01%	1.01%	1.04%
Expenses net of all reductions, if any	.97% J	.97%	1.00%	1.01%	1.01%	1.03%
Net investment income (loss)	1.58% J	1.74%	1.80%	1.51%	1.45%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$255,965	$282,128	$290,687	$297,850	$293,276	$248,234
Portfolio turnover rate K	50 % J	45%	54% L	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$88.55	$89.96	$90.11	$94.39	$88.43	$78.74
Income from Investment Operations
Net investment income (loss) B,C	.57	1.37	1.42	1.13	1.13	1.10
Net realized and unrealized gain (loss)	(2.82)	4.35	2.66	(2.76)	14.81	11.11
Total from investment operations	(2.25)	5.72	4.08	(1.63)	15.94	12.21
Distributions from net investment income	(.60)	(1.47)	(1.27)	(1.12)	(1.30)	(1.19)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(1.74) D	(7.13)	(4.23)	(2.65)	(9.98)	(2.52)
Net asset value, end of period	$84.56	$88.55	$89.96	$90.11	$94.39	$88.43
Total Return E,F,G	(2.51) %	6.46%	4.63%	(1.74)%	18.51%	15.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.22% J	1.22%	1.27%	1.27%	1.28%	1.31%
Expenses net of fee waivers, if any	1.22 % J	1.22%	1.26%	1.27%	1.28%	1.31%
Expenses net of all reductions, if any	1.22% J	1.22%	1.26%	1.27%	1.28%	1.30%
Net investment income (loss)	1.33% J	1.49%	1.54%	1.25%	1.18%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$49,779	$54,901	$58,373	$62,870	$64,707	$56,664
Portfolio turnover rate K	50 % J	45%	54% L	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$86.58	$88.04	$88.22	$92.48	$86.73	$77.27
Income from Investment Operations
Net investment income (loss) B,C	.35	.89	.95	.67	.65	.68
Net realized and unrealized gain (loss)	(2.76)	4.26	2.61	(2.69)	14.51	10.87
Total from investment operations	(2.41)	5.15	3.56	(2.02)	15.16	11.55
Distributions from net investment income	(.39)	(.95)	(.78)	(.71)	(.79)	(.80)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.62)	(1.30)
Total distributions	(1.52)	(6.61)	(3.74)	(2.24)	(9.41)	(2.09) D
Net asset value, end of period	$82.65	$86.58	$88.04	$88.22	$92.48	$86.73
Total Return E,F,G	(2.75) %	5.94%	4.12%	(2.23)%	17.92%	15.14%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.72% J	1.72%	1.76%	1.77%	1.77%	1.79%
Expenses net of fee waivers, if any	1.72 % J	1.72%	1.75%	1.76%	1.76%	1.79%
Expenses net of all reductions, if any	1.72% J	1.72%	1.75%	1.76%	1.76%	1.78%
Net investment income (loss)	.83% J	.99%	1.05%	.76%	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$28,059	$35,365	$52,661	$78,497	$88,645	$104,955
Portfolio turnover rate K	50 % J	45%	54% L	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Consumer Staples Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.17	$92.39	$92.43	$96.75	$90.40	$80.42
Income from Investment Operations
Net investment income (loss) B,C	.82	1.93	1.96	1.66	1.69	1.60
Net realized and unrealized gain (loss)	(2.91)	4.47	2.73	(2.84)	15.16	11.39
Total from investment operations	(2.09)	6.40	4.69	(1.18)	16.85	12.99
Distributions from net investment income	(.82)	(1.95)	(1.77)	(1.61)	(1.81)	(1.68)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(1.95)	(7.62) D	(4.73)	(3.14)	(10.50) D	(3.01)
Net asset value, end of period	$87.13	$91.17	$92.39	$92.43	$96.75	$90.40
Total Return E,F	(2.24) %	7.05%	5.20%	(1.21)%	19.16%	16.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.68%	.73%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.68 % I	.67%	.72%	.73%	.73%	.75%
Expenses net of all reductions, if any	.68% I	.67%	.72%	.73%	.73%	.74%
Net investment income (loss)	1.88% I	2.03%	2.08%	1.79%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$678,741	$743,294	$895,019	$862,837	$1,032,956	$770,644
Portfolio turnover rate J	50 % I	45%	54% K	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.86	$92.11	$92.16	$96.48	$90.17	$80.23
Income from Investment Operations
Net investment income (loss) B,C	.81	1.89	1.95	1.65	1.67	1.60
Net realized and unrealized gain (loss)	(2.90)	4.45	2.72	(2.83)	15.13	11.34
Total from investment operations	(2.09)	6.34	4.67	(1.18)	16.80	12.94
Distributions from net investment income	(.80)	(1.93)	(1.76)	(1.61)	(1.80)	(1.67)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(1.93)	(7.59)	(4.72)	(3.14)	(10.49) D	(3.00)
Net asset value, end of period	$86.84	$90.86	$92.11	$92.16	$96.48	$90.17
Total Return E,F	(2.25) %	7.01%	5.19%	(1.22)%	19.15%	16.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.71%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.71 % I	.71%	.73%	.74%	.74%	.75%
Expenses net of all reductions, if any	.71% I	.71%	.73%	.74%	.74%	.75%
Net investment income (loss)	1.85% I	2.00%	2.08%	1.78%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$93,145	$113,822	$143,350	$158,019	$149,160	$132,898
Portfolio turnover rate J	50 % I	45%	54% K	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.74	$91.98	$92.05	$96.36	$90.08	$80.14
Income from Investment Operations
Net investment income (loss) B,C	.86	2.01	2.07	1.76	1.79	1.71
Net realized and unrealized gain (loss)	(2.89)	4.45	2.70	(2.82)	15.10	11.35
Total from investment operations	(2.03)	6.46	4.77	(1.06)	16.89	13.06
Distributions from net investment income	(.87)	(2.04)	(1.88)	(1.73)	(1.93)	(1.79)
Distributions from net realized gain	(1.13)	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(2.00)	(7.70)	(4.84)	(3.25) D	(10.61)	(3.12)
Net asset value, end of period	$86.71	$90.74	$91.98	$92.05	$96.36	$90.08
Total Return E,F	(2.19) %	7.15%	5.31%	(1.09)%	19.29%	16.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.58%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.58 % I	.58%	.60%	.61%	.61%	.62%
Expenses net of all reductions, if any	.58% I	.58%	.60%	.61%	.61%	.62%
Net investment income (loss)	1.98% I	2.13%	2.20%	1.91%	1.85%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$34,667	$38,570	$58,026	$88,741	$77,826	$43,591
Portfolio turnover rate J	50 % I	45%	54% K	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$377,248

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$278,516,639
Gross unrealized depreciation	(89,572,895)
Net unrealized appreciation (depreciation)	$188,943,744
Tax cost	$951,287,910

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	303,965,636	387,694,108
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.71
Consumer Staples	.68
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Consumer Staples	.66
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	333,405	1,439
Class M	.25%	.25%	129,516	-
Class C	.75%	.25%	156,499	8,126
			619,420	9,565

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	17,371
Class M	1,367
Class CA	215
18,953

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Consumer Staples Portfolio	9,951

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Consumer Staples Portfolio	28,054,461	27,167,601	192,650
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Consumer Staples Portfolio	964
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Consumer Staples Portfolio	197	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Consumer Staples Portfolio
Distributions to shareholders
Class A	$5,690,803	$22,570,837
Class M	1,059,383	4,370,916
Class C	594,329	2,889,928
Consumer Staples	15,942,229	61,372,802
Class I	2,528,898	10,506,319
Class Z	848,046	3,242,012
Total	$26,663,688	$104,952,814
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Consumer Staples Portfolio
Class A
Shares sold	131,427	341,595	$11,348,246	$31,821,197
Reinvestment of distributions	65,453	242,605	5,521,050	21,837,829
Shares redeemed	(354,803)	(632,526)	(30,589,508)	(58,753,906)
Net increase (decrease)	(157,923)	(48,326)	$(13,720,212)	$(5,094,880)
Class M
Shares sold	21,004	33,937	$1,790,475	$3,134,853
Reinvestment of distributions	12,661	48,865	1,052,589	4,335,587
Shares redeemed	(64,977)	(111,721)	(5,529,619)	(10,194,755)
Net increase (decrease)	(31,312)	(28,919)	$(2,686,555)	$(2,724,315)
Class C
Shares sold	12,920	25,704	$1,076,507	$2,339,038
Reinvestment of distributions	7,248	32,968	588,925	2,859,018
Shares redeemed	(89,143)	(248,364)	(7,420,309)	(22,288,364)
Net increase (decrease)	(68,975)	(189,692)	$(5,754,877)	$(17,090,308)
Consumer Staples
Shares sold	629,000	865,454	$55,605,553	$81,852,526
Reinvestment of distributions	170,110	613,316	14,564,356	56,046,849
Shares redeemed	(1,162,111)	(3,013,510)	(101,707,053)	(283,200,186)
Net increase (decrease)	(363,001)	(1,534,740)	$(31,537,144)	$(145,300,811)
Class I
Shares sold	187,365	257,353	$16,720,493	$24,320,545
Reinvestment of distributions	28,446	110,392	2,426,496	10,054,244
Shares redeemed	(395,917)	(671,392)	(34,547,988)	(62,301,680)
Net increase (decrease)	(180,106)	(303,647)	$(15,400,999)	$(27,926,891)
Class Z
Shares sold	45,431	121,133	$3,970,834	$11,309,399
Reinvestment of distributions	8,058	28,796	686,706	2,619,908
Shares redeemed	(78,740)	(355,714)	(6,875,445)	(33,744,611)
Net increase (decrease)	(25,251)	(205,785)	$(2,217,905)	$(19,815,304)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Consumer Staples Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.846045.118
SELCS-SANN-1025
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Utilities Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 2.5%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cameco Corp (United States) (a)	495,600	38,354,484
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
TransAlta Corp	1,032,300	12,680,599
TOTAL CANADA		51,035,083
UNITED STATES - 95.8%
Industrials - 3.3%
Construction & Engineering - 1.5%
Quanta Services Inc	81,900	30,954,924
Electrical Equipment - 1.8%
GE Vernova Inc	53,600	32,855,192
NEXTracker Inc Class A (b)	75,600	5,084,856
		37,940,048
TOTAL INDUSTRIALS		68,894,972

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
First Solar Inc (b)	106,974	20,880,255
Utilities - 91.5%
Electric Utilities - 64.3%
Alliant Energy Corp	261,000	16,983,270
American Electric Power Co Inc	381,921	42,400,869
Constellation Energy Corp	556,187	171,294,472
Duke Energy Corp	1,363,576	167,024,424
Entergy Corp	1,126,899	99,268,533
Evergy Inc	964,087	68,700,840
Eversource Energy	259,501	16,626,229
Exelon Corp	2,512,600	109,750,368
NextEra Energy Inc	3,367,786	242,648,982
NRG Energy Inc	576,564	83,924,656
PG&E Corp	4,474,592	68,371,766
PPL Corp (a)	2,302,806	83,983,335
Southern Co/The	697,497	64,378,973
TXNM Energy Inc	224,321	12,705,541
Xcel Energy Inc	1,144,779	82,870,552
		1,330,932,810
Gas Utilities - 1.5%
UGI Corp (a)	909,977	31,521,603
Independent Power and Renewable Electricity Producers - 8.5%
AES Corp/The	573,442	7,764,405
Talen Energy Corp (b)	86,200	32,662,904
Vistra Corp	711,495	134,550,819
		174,978,128
Multi-Utilities - 17.2%
Ameren Corp (a)	800,795	79,903,325
CenterPoint Energy Inc (a)	2,021,601	76,234,574
NiSource Inc	1,520,483	64,270,816
Sempra	1,650,161	136,237,292
		356,646,007
TOTAL UTILITIES		1,894,078,548

TOTAL UNITED STATES		1,983,853,775
TOTAL COMMON STOCKS (Cost $1,514,453,047)		2,034,888,858

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	29,469,162	29,475,056
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	16,752,075	16,753,750
TOTAL MONEY MARKET FUNDS (Cost $46,228,806)			46,228,806

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,560,681,853)	2,081,117,664
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,509,763)
NET ASSETS - 100.0%	2,070,607,901

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	81,025,327	606,944,854	658,495,125	1,370,544	-	-	29,475,056	29,469,162	0.1%
Fidelity Securities Lending Cash Central Fund	48,143,047	654,555,902	685,945,199	17,302	-	-	16,753,750	16,752,075	0.1%
Total	129,168,374	1,261,500,756	1,344,440,324	1,387,846	-	-	46,228,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	38,354,484	38,354,484	-	-
Industrials	68,894,972	68,894,972	-	-
Information Technology	20,880,255	20,880,255	-	-
Utilities	1,906,759,147	1,906,759,147	-	-

Money Market Funds	46,228,806	46,228,806	-	-
Total Investments in Securities:	2,081,117,664	2,081,117,664	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,211,494) - See accompanying schedule:
Unaffiliated issuers (cost $1,514,453,047)	$2,034,888,858
Fidelity Central Funds (cost $46,228,806)	46,228,806

Total Investment in Securities (cost $1,560,681,853)		$2,081,117,664
Receivable for fund shares sold		2,289,579
Dividends receivable		7,301,925
Distributions receivable from Fidelity Central Funds		112,618
Prepaid expenses		2,813
Total assets		2,090,824,599
Liabilities
Payable for fund shares redeemed	$2,332,800
Accrued management fee	1,100,358
Other payables and accrued expenses	29,790
Collateral on securities loaned	16,753,750
Total liabilities		20,216,698
Net Assets		$2,070,607,901
Net Assets consist of:
Paid in capital		$1,495,178,513
Total accumulated earnings (loss)		575,429,388
Net Assets		$2,070,607,901
Net Asset Value, offering price and redemption price per share ($2,070,607,901 ÷ 15,996,039 shares)		$129.45
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$24,642,628
Income from Fidelity Central Funds (including $17,302 from security lending)		1,387,846
Total income		26,030,474
Expenses
Management fee	$6,455,040
Custodian fees and expenses	11,332
Independent trustees' fees and expenses	3,639
Registration fees	59,361
Audit fees	25,301
Legal	472
Miscellaneous	3,860
Total expenses before reductions	6,559,005
Expense reductions	(2,082)
Total expenses after reductions		6,556,923
Net Investment income (loss)		19,473,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,008,685
Foreign currency transactions	4,989
Total net realized gain (loss)		53,013,674
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,200,046
Assets and liabilities in foreign currencies	4,968
Total change in net unrealized appreciation (depreciation)		58,205,014
Net gain (loss)		111,218,688
Net increase (decrease) in net assets resulting from operations		$130,692,239
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,473,551	$36,523,310
Net realized gain (loss)	53,013,674	65,255,194
Change in net unrealized appreciation (depreciation)	58,205,014	302,155,928
Net increase (decrease) in net assets resulting from operations	130,692,239	403,934,432
Distributions to shareholders	(43,907,892)	(103,267,337)

Share transactions
Proceeds from sales of shares	353,359,135	913,925,631
Reinvestment of distributions	39,917,003	93,530,989
Cost of shares redeemed	(386,170,642)	(489,439,188)

Net increase (decrease) in net assets resulting from share transactions	7,105,496	518,017,432
Total increase (decrease) in net assets	93,889,843	818,684,527

Net Assets
Beginning of period	1,976,718,058	1,158,033,531
End of period	$2,070,607,901	$1,976,718,058

Other Information
Shares
Sold	2,841,903	7,585,014
Issued in reinvestment of distributions	340,474	831,112
Redeemed	(3,088,963)	(4,145,953)
Net increase (decrease)	93,414	4,270,173

Financial Highlights
Utilities Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$124.30	$99.55	$97.31	$100.38	$86.55	$91.20
Income from Investment Operations
Net investment income (loss) B,C	1.20	2.71	2.21	1.82	1.92	1.61
Net realized and unrealized gain (loss)	6.67	29.91	3.57	.04	14.72	(1.81)
Total from investment operations	7.87	32.62	5.78	1.86	16.64	(.20)
Distributions from net investment income	(1.17)	(2.44)	(2.13)	(1.75)	(1.71)	(2.12)
Distributions from net realized gain	(1.55)	(5.43)	(1.42)	(3.18)	(1.10)	(2.34)
Total distributions	(2.72)	(7.87)	(3.54) D	(4.93)	(2.81)	(4.45) D
Net asset value, end of period	$129.45	$124.30	$99.55	$97.31	$100.38	$86.55
Total Return E,F	6.57%	33.87%	6.01%	1.46%	19.19%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.66%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.65 % I	.66%	.73%	.74%	.73%	.76%
Expenses net of all reductions, if any	.65% I	.66%	.73%	.74%	.73%	.75%
Net investment income (loss)	1.92% I	2.30%	2.23%	1.74%	1.96%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$2,070,608	$1,976,718	$1,158,034	$1,352,766	$1,072,056	$896,285
Portfolio turnover rate J	154 % I	69%	83%	53%	37%	64%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$522,478,327
Gross unrealized depreciation	(11,254,640)
Net unrealized appreciation (depreciation)	$511,223,687
Tax cost	$1,569,893,977

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	1,550,278,241	1,513,830,475
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Utilities Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Utilities Portfolio	.64

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Utilities Portfolio	34,069

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Utilities Portfolio	31,695,699	63,645,359	4,115,908

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Utilities Portfolio	7,632
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Utilities Portfolio	1,533

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Utilities Portfolio	1,827	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Utilities Portfolio	9,068,266
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,082.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

11. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Utilities Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on October 9, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Utilities Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Utilities Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Utilities Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Utilities Fund shareholder approval and is expected to become effective during October 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or less recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Utilities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate for the fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Utilities Portfolio
At its June 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z of the fund (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its June 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median fee rate of funds with similar Morningstar classifications. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure for each New Class of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2026.

1.813630.120
SELUTL-SANN-1025
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Semi-Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Automotive Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 3.2%
Consumer Discretionary - 3.2%
Automobile Components - 3.2%
Aptiv PLC	28,610	2,275,353
CANADA - 1.3%
Industrials - 1.3%
Commercial Services & Supplies - 1.3%
RB Global Inc (United States)	8,210	940,373
CHINA - 7.3%
Consumer Discretionary - 7.3%
Automobiles - 7.3%
BYD Co Ltd H Shares	26,110	368,355
Li Auto Inc ADR (a)(b)	19,388	452,710
NIO Inc Class A ADR (a)(b)	389,784	2,486,822
XPeng Inc ADR (a)(b)	87,922	1,848,120

TOTAL CHINA		5,156,007
ITALY - 9.1%
Consumer Discretionary - 9.1%
Automobiles - 9.1%
Ferrari NV (a)	13,491	6,438,040
JAPAN - 14.6%
Consumer Discretionary - 14.6%
Automobiles - 14.6%
Honda Motor Co Ltd ADR (a)	76,037	2,539,636
Toyota Motor Corp ADR (a)	40,380	7,856,737

TOTAL JAPAN		10,396,373
SWEDEN - 2.1%
Consumer Discretionary - 2.1%
Automobile Components - 2.1%
Autoliv Inc	11,992	1,487,847
SWITZERLAND - 2.9%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Garrett Motion Inc	75,145	976,133
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity PLC	5,183	1,070,290
TOTAL SWITZERLAND		2,046,423
UNITED STATES - 59.2%
Consumer Discretionary - 52.4%
Automobile Components - 8.6%
American Axle & Manufacturing Holdings Inc (b)	372,901	2,170,284
BorgWarner Inc	70,538	3,016,205
Dana Inc	48,088	969,454
		6,155,943
Automobiles - 17.9%
Ford Motor Co	132,741	1,562,362
General Motors Co	59,966	3,513,408
Stellantis NV (a)	147,914	1,424,411
Tesla Inc (b)	18,673	6,234,355
		12,734,536
Specialty Retail - 25.9%
AutoZone Inc (b)	1,069	4,488,229
Carvana Co Class A (b)	9,488	3,528,777
Group 1 Automotive Inc	3,362	1,562,590
Lithia Motors Inc Class A	1,252	421,523
O'Reilly Automotive Inc (b)	76,313	7,912,133
Sonic Automotive Inc Class A	5,415	445,059
		18,358,311
TOTAL CONSUMER DISCRETIONARY		37,248,790

Industrials - 6.8%
Commercial Services & Supplies - 5.7%
ACV Auctions Inc Class A (b)	9,485	110,595
Copart Inc (b)	36,544	1,783,713
OPENLANE Inc (a)(b)	74,046	2,141,410
		4,035,718
Electrical Equipment - 1.1%
Sensata Technologies Holding PLC	24,037	782,164
TOTAL INDUSTRIALS		4,817,882

TOTAL UNITED STATES		42,066,672
TOTAL COMMON STOCKS (Cost $37,926,237)		70,807,088

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d) (Cost $77,048)	3,700	13,320

Money Market Funds - 25.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	529,654	529,760
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	17,515,496	17,517,247
TOTAL MONEY MARKET FUNDS (Cost $18,047,007)			18,047,007

TOTAL INVESTMENT IN SECURITIES - 125.1% (Cost $56,050,292)	88,867,415
NET OTHER ASSETS (LIABILITIES) - (25.1)%	(17,849,694)
NET ASSETS - 100.0%	71,017,721

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,320 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,249	6,671,892	6,230,381	5,189	-	-	529,760	529,654	0.0%
Fidelity Securities Lending Cash Central Fund	4,395,310	68,995,805	55,873,868	37,899	-	-	17,517,247	17,515,496	0.1%
Total	4,483,559	75,667,697	62,104,249	43,088	-	-	18,047,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	63,978,543	63,610,188	368,355	-
Industrials	5,758,255	5,758,255	-	-
Information Technology	1,070,290	1,070,290	-	-

Convertible Preferred Stocks
Information Technology	13,320	-	-	13,320

Money Market Funds	18,047,007	18,047,007	-	-
Total Investments in Securities:	88,867,415	88,485,740	368,355	13,320
Automotive Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,851,106) - See accompanying schedule:
Unaffiliated issuers (cost $38,003,285)	$70,820,408
Fidelity Central Funds (cost $18,047,007)	18,047,007

Total Investment in Securities (cost $56,050,292)		$88,867,415
Receivable for investments sold		5,147,594
Receivable for fund shares sold		36,446
Dividends receivable		43,370
Distributions receivable from Fidelity Central Funds		9,253
Prepaid expenses		91
Other receivables		2,166
Total assets		94,106,335
Liabilities
Payable for investments purchased	$5,479,128
Payable for fund shares redeemed	29,150
Accrued management fee	37,854
Other payables and accrued expenses	25,644
Collateral on securities loaned	17,516,838
Total liabilities		23,088,614
Net Assets		$71,017,721
Net Assets consist of:
Paid in capital		$33,550,470
Total accumulated earnings (loss)		37,467,251
Net Assets		$71,017,721
Net Asset Value, offering price and redemption price per share ($71,017,721 ÷ 1,125,798 shares)		$63.08
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$451,947
Income from Fidelity Central Funds (including $37,899 from security lending)		43,088
Total income		495,035
Expenses
Management fee	$220,682
Custodian fees and expenses	3,859
Independent trustees' fees and expenses	123
Registration fees	12,883
Audit fees	22,806
Legal	928
Miscellaneous	154
Total expenses before reductions	261,435
Expense reductions	(152)
Total expenses after reductions		261,283
Net Investment income (loss)		233,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,654,124
Foreign currency transactions	1,391
Total net realized gain (loss)		4,655,515
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,153,814
Assets and liabilities in foreign currencies	788
Total change in net unrealized appreciation (depreciation)		3,154,602
Net gain (loss)		7,810,117
Net increase (decrease) in net assets resulting from operations		$8,043,869
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,752	$605,432
Net realized gain (loss)	4,655,515	11,074,897
Change in net unrealized appreciation (depreciation)	3,154,602	(12,939,264)
Net increase (decrease) in net assets resulting from operations	8,043,869	(1,258,935)
Distributions to shareholders	-	(600,778)

Share transactions
Proceeds from sales of shares	5,417,068	9,467,223
Reinvestment of distributions	-	549,757
Cost of shares redeemed	(10,575,088)	(38,566,030)

Net increase (decrease) in net assets resulting from share transactions	(5,158,020)	(28,549,050)
Total increase (decrease) in net assets	2,885,849	(30,408,763)

Net Assets
Beginning of period	68,131,872	98,540,635
End of period	$71,017,721	$68,131,872

Other Information
Shares
Sold	95,125	173,055
Issued in reinvestment of distributions	-	9,569
Redeemed	(188,246)	(720,649)
Net increase (decrease)	(93,121)	(538,025)

Financial Highlights
Automotive Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.90	$56.09	$45.99	$56.56	$54.21	$34.91
Income from Investment Operations
Net investment income (loss) B,C	.20	.41	.41	.34 D	.23 E	.05 F
Net realized and unrealized gain (loss)	6.98	(.13)	10.14	(9.86)	3.82	23.73
Total from investment operations	7.18	.28	10.55	(9.52)	4.05	23.78
Distributions from net investment income	-	(.47)	(.45)	(.28)	(.29)	(.01)
Distributions from net realized gain	-	-	-	(.77)	(1.40)	(4.47)
Total distributions	-	(.47)	(.45)	(1.05)	(1.70) G	(4.48)
Net asset value, end of period	$63.08	$55.90	$56.09	$45.99	$56.56	$54.21
Total Return H,I	12.84%	.48%	23.02%	(16.92)%	7.20%	78.19%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.79% L	.78%	.88%	.89%	.80%	.88%
Expenses net of fee waivers, if any	.79 % L	.78%	.87%	.88%	.80%	.88%
Expenses net of all reductions, if any	.79% L	.78%	.87%	.88%	.80%	.87%
Net investment income (loss)	.71% L	.77%	.83%	.73% D	.37% E	.10% F
Supplemental Data
Net assets, end of period (000 omitted)	$71,018	$68,132	$98,541	$106,479	$165,176	$198,225
Portfolio turnover rate M	115 % L	58%	60%	54%	69%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Communication Services Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	285,400	4,129,738
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,700	14,706,419
UNITED STATES - 97.2%
Communication Services - 86.8%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (a)(b)	229,200	11,217,048
AT&T Inc	771,500	22,597,235
GCI Liberty Inc/DEL Class A (a)(c)	158,132	2
		33,814,285
Entertainment - 26.2%
Electronic Arts Inc	185,100	31,827,945
Liberty Media Corp-Liberty Formula One Class C (a)	387,600	38,721,240
Live Nation Entertainment Inc (a)(b)	229,400	38,192,806
Netflix Inc (a)	54,500	65,849,625
ROBLOX Corp Class A (a)	892,000	111,134,280
Roku Inc Class A (a)	434,202	41,926,545
Spotify Technology SA (a)	19,700	13,433,036
Take-Two Interactive Software Inc (a)	312,400	72,873,548
TKO Group Holdings Inc Class A	86,600	16,415,896
Walt Disney Co/The	927,571	109,805,855
Warner Bros Discovery Inc (a)	4,385,600	51,048,384
		591,229,160
Interactive Media & Services - 52.4%
Alphabet Inc Class A	2,636,300	561,294,633
Meta Platforms Inc Class A	733,600	541,910,320
Pinterest Inc Class A (a)	459,200	16,820,496
Reddit Inc Class A (a)	284,200	63,967,736
		1,183,993,185
Media - 5.8%
Charter Communications Inc Class A (a)	123,800	32,878,804
EchoStar Corp Class A (a)(b)	192,000	11,863,680
Fox Corp Class A	271,200	16,190,640
Magnite Inc (a)(b)	2,202,505	57,155,005
Paramount Skydance Corp Class B	143,530	2,109,891
Trade Desk Inc (The) Class A (a)	184,100	10,062,906
		130,260,926
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	89,200	22,477,508
TOTAL COMMUNICATION SERVICES		1,961,775,064

Consumer Discretionary - 5.4%
Broadline Retail - 4.7%
Amazon.com Inc (a)	466,600	106,851,400
Specialty Retail - 0.7%
Warby Parker Inc Class A (a)	591,400	15,494,680
TOTAL CONSUMER DISCRETIONARY		122,346,080

Industrials - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(c)(d)	1,481	313,972
Space Exploration Technologies Corp Class C (a)(c)(d)	2,819	597,628
		911,600
Information Technology - 4.5%
IT Services - 0.5%
Twilio Inc Class A (a)	100,700	10,634,927
X.Ai Holdings Corp Class A (c)(d)	47,858	1,749,688
		12,384,615
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Inc	133,200	8,373,618
Micron Technology Inc	78,100	9,294,681
NVIDIA Corp	62,400	10,868,832
		28,537,131
Software - 2.1%
Microsoft Corp	63,700	32,276,153
OpenAI Global LLC rights (a)(c)(d)	919,400	1,893,964
OpenAI Global LLC rights (a)(c)(d)	351,900	482,103
Unity Software Inc (a)	324,900	12,804,309
		47,456,529
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	82,900	13,877,460
TOTAL INFORMATION TECHNOLOGY		102,255,735

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Zillow Group Inc Class A (a)	134,300	10,942,764
TOTAL UNITED STATES		2,198,231,243
TOTAL COMMON STOCKS (Cost $1,282,883,165)		2,217,067,400

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (c)(d) (Cost $1,660,526)	21,234	1,803,403

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	3,294,004	3,294,663
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	65,965,001	65,971,597
TOTAL MONEY MARKET FUNDS (Cost $69,266,260)			69,266,260

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,353,809,951)	2,288,137,063
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(27,286,425)
NET ASSETS - 100.0%	2,260,850,638

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,840,758 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	8/04/25	351,900

OpenAI Global LLC rights	9/30/24	919,400

Space Exploration Technologies Corp	7/14/25	313,972

Space Exploration Technologies Corp Class C	7/14/25	597,628

Waymo LLC Series C2	10/18/24	1,660,526

X.Ai Holdings Corp Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,350,021	500,069,288	500,124,646	284,244	-	-	3,294,663	3,294,004	0.0%
Fidelity Securities Lending Cash Central Fund	12,525,119	466,380,447	412,933,969	69,851	-	-	65,971,597	65,965,001	0.2%
Total	15,875,140	966,449,735	913,058,615	354,095	-	-	69,266,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,965,904,802	1,965,904,800	-	2
Consumer Discretionary	122,346,080	122,346,080	-	-
Industrials	911,600	-	-	911,600
Information Technology	116,962,154	112,836,399	-	4,125,755
Real Estate	10,942,764	10,942,764	-	-

Convertible Preferred Stocks
Consumer Discretionary	1,803,403	-	-	1,803,403

Money Market Funds	69,266,260	69,266,260	-	-
Total Investments in Securities:	2,288,137,063	2,281,296,303	-	6,840,760
Communication Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,358,165) - See accompanying schedule:
Unaffiliated issuers (cost $1,284,543,691)	$2,218,870,803
Fidelity Central Funds (cost $69,266,260)	69,266,260

Total Investment in Securities (cost $1,353,809,951)		$2,288,137,063
Receivable for investments sold		35,701,523
Receivable for fund shares sold		4,808,849
Dividends receivable		159,316
Distributions receivable from Fidelity Central Funds		66,810
Prepaid expenses		2,710
Total assets		2,328,876,271
Liabilities
Payable for fund shares redeemed	$832,109
Accrued management fee	1,152,905
Distribution and service plan fees payable	38,195
Other payables and accrued expenses	31,721
Collateral on securities loaned	65,970,703
Total liabilities		68,025,633
Net Assets		$2,260,850,638
Net Assets consist of:
Paid in capital		$1,206,980,080
Total accumulated earnings (loss)		1,053,870,558
Net Assets		$2,260,850,638

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($98,560,053 ÷ 740,256 shares)(a)		$133.14
Maximum offering price per share (100/94.25 of $133.14)		$141.26
Class M :
Net Asset Value and redemption price per share ($16,086,855 ÷ 122,399 shares)(a)		$131.43
Maximum offering price per share (100/96.50 of $131.43)		$136.20
Class C :
Net Asset Value and offering price per share ($14,202,379 ÷ 111,513 shares)(a)		$127.36
Communication Services :
Net Asset Value, offering price and redemption price per share ($1,952,524,857 ÷ 14,446,182 shares)		$135.16
Class I :
Net Asset Value, offering price and redemption price per share ($109,568,228 ÷ 812,673 shares)		$134.82
Class Z :
Net Asset Value, offering price and redemption price per share ($69,908,266 ÷ 513,229 shares)		$136.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$5,599,324
Income from Fidelity Central Funds (including $69,851 from security lending)		354,095
Total income		5,953,419
Expenses
Management fee	$5,897,213
Distribution and service plan fees	195,171
Custodian fees and expenses	10,357
Independent trustees' fees and expenses	3,270
Registration fees	92,580
Audit fees	27,816
Legal	870
Interest	2,349
Miscellaneous	4,592
Total expenses		6,234,218
Net Investment income (loss)		(280,799)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	130,521,138
Foreign currency transactions	(74,693)
Total net realized gain (loss)		130,446,445
Change in net unrealized appreciation (depreciation) on investment securities		185,183,526
Net gain (loss)		315,629,971
Net increase (decrease) in net assets resulting from operations		$315,349,172
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(280,799)	$(874,606)
Net realized gain (loss)	130,446,445	81,339,466
Change in net unrealized appreciation (depreciation)	185,183,526	306,684,652
Net increase (decrease) in net assets resulting from operations	315,349,172	387,149,512
Distributions to shareholders	(24,287,367)	(80,336,696)

Share transactions - net increase (decrease)	81,979,750	64,749,249

Total increase (decrease) in net assets	373,041,555	371,562,065

Net Assets
Beginning of period	1,887,809,083	1,516,247,018
End of period	$2,260,850,638	$1,887,809,083

Financial Highlights
Fidelity Advisor® Communication Services Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$114.17	$94.42	$62.24	$78.37	$87.31	$60.63
Income from Investment Operations
Net investment income (loss) B,C	(.17)	(.34)	(.40) D	(.48)	(.60)	(.59)
Net realized and unrealized gain (loss)	20.51	25.16	32.58	(15.65)	(3.18)	30.37
Total from investment operations	20.34	24.82	32.18	(16.13)	(3.78)	29.78
Distributions from net realized gain	(1.37)	(5.07)	-	-	(5.16)	(3.10)
Total distributions	(1.37)	(5.07)	-	-	(5.16)	(3.10)
Net asset value, end of period	$133.14	$114.17	$94.42	$62.24	$78.37	$87.31
Total Return E,F,G	18.25%	26.91%	51.70%	(20.58)%	(5.05)%	50.81%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95% J	.96%	1.05%	1.07%	1.03%	1.08%
Expenses net of fee waivers, if any	.95 % J	.96%	1.04%	1.07%	1.03%	1.08%
Expenses net of all reductions, if any	.95% J	.96%	1.04%	1.07%	1.03%	1.07%
Net investment income (loss)	(.30)% J	(.33)%	(.51)% D	(.74)%	(.65)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$98,560	$78,619	$56,157	$24,285	$33,679	$22,962
Portfolio turnover rate K	126 % J	83%	45% L	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$112.65	$93.45	$61.75	$77.94	$86.94	$60.52
Income from Investment Operations
Net investment income (loss) B,C	(.31)	(.59)	(.59) D	(.63)	(.82)	(.77)
Net realized and unrealized gain (loss)	20.28	24.86	32.29	(15.56)	(3.15)	30.29
Total from investment operations	19.97	24.27	31.70	(16.19)	(3.97)	29.52
Distributions from net realized gain	(1.19)	(5.07)	-	-	(5.03)	(3.10)
Total distributions	(1.19)	(5.07)	-	-	(5.03)	(3.10)
Net asset value, end of period	$131.43	$112.65	$93.45	$61.75	$77.94	$86.94
Total Return E,F,G	18.11%	26.60%	51.34%	(20.77)%	(5.28)%	50.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.20% J	1.21%	1.30%	1.31%	1.27%	1.32%
Expenses net of fee waivers, if any	1.20 % J	1.21%	1.29%	1.31%	1.27%	1.32%
Expenses net of all reductions, if any	1.20% J	1.21%	1.29%	1.31%	1.27%	1.32%
Net investment income (loss)	(.55)% J	(.58)%	(.76)% D	(.98)%	(.88)%	(1.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,087	$13,597	$9,725	$3,499	$5,817	$5,386
Portfolio turnover rate K	126 % J	83%	45% L	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$109.28	$91.23	$60.57	$76.81	$86.05	$60.20
Income from Investment Operations
Net investment income (loss) B,C	(.58)	(1.06)	(.93) D	(.90)	(1.27)	(1.12)
Net realized and unrealized gain (loss)	19.68	24.18	31.59	(15.34)	(3.07)	30.07
Total from investment operations	19.10	23.12	30.66	(16.24)	(4.34)	28.95
Distributions from net realized gain	(1.02)	(5.07)	-	-	(4.90)	(3.10)
Total distributions	(1.02)	(5.07)	-	-	(4.90)	(3.10)
Net asset value, end of period	$127.36	$109.28	$91.23	$60.57	$76.81	$86.05
Total Return E,F,G	17.81%	25.97%	50.62%	(21.14)%	(5.76)%	49.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.70% J	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.70 % J	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions, if any	1.70% J	1.71%	1.77%	1.78%	1.78%	1.79%
Net investment income (loss)	(1.05)% J	(1.07)%	(1.24)% D	(1.45)%	(1.39)%	(1.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,202	$12,596	$13,074	$7,478	$8,938	$6,856
Portfolio turnover rate K	126 % J	83%	45% L	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.30)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Communication Services Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$115.98	$95.69	$62.90	$78.98	$87.88	$60.82
Income from Investment Operations
Net investment income (loss) B,C	- D	(.03)	(.18) E	(.30)	(.34)	(.36)
Net realized and unrealized gain (loss)	20.79	25.54	32.97	(15.78)	(3.22)	30.52
Total from investment operations	20.79	25.51	32.79	(16.08)	(3.56)	30.16
Distributions from net realized gain	(1.61)	(5.22)	-	-	(5.34)	(3.10)
Total distributions	(1.61)	(5.22)	-	-	(5.34)	(3.10)
Net asset value, end of period	$135.16	$115.98	$95.69	$62.90	$78.98	$87.88
Total Return F,G	18.44%	27.28%	52.13%	(20.36)%	(4.79)%	51.29%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J	.67%	.77%	.80%	.75%	.77%
Expenses net of fee waivers, if any	.65 % J	.67%	.76%	.79%	.74%	.77%
Expenses net of all reductions, if any	.65% J	.67%	.76%	.79%	.74%	.76%
Net investment income (loss)	(.01)% J	(.03)%	(.23)% E	(.47)%	(.36)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,952,525	$1,599,903	$1,359,432	$710,710	$958,304	$859,871
Portfolio turnover rate K	126 % J	83%	45% L	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$115.89	$95.69	$62.89	$78.93	$87.86	$60.80
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.08)	(.17) D	(.28)	(.34)	(.39)
Net realized and unrealized gain (loss)	20.72	25.53	32.97	(15.76)	(3.22)	30.55
Total from investment operations	20.69	25.45	32.80	(16.04)	(3.56)	30.16
Distributions from net realized gain	(1.76)	(5.25)	-	-	(5.37)	(3.10)
Total distributions	(1.76)	(5.25)	-	-	(5.37)	(3.10)
Net asset value, end of period	$134.82	$115.89	$95.69	$62.89	$78.93	$87.86
Total Return E,F	18.41%	27.22%	52.15%	(20.32)%	(4.79)%	51.31%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.71%	.76%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.70 % I	.71%	.75%	.75%	.75%	.77%
Expenses net of all reductions, if any	.70% I	.71%	.75%	.75%	.75%	.77%
Net investment income (loss)	(.05)% I	(.07)%	(.22)% D	(.43)%	(.37)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$109,568	$75,661	$43,534	$11,961	$32,089	$26,521
Portfolio turnover rate J	126 % I	83%	45% K	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.28)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$116.62	$96.26	$63.18	$79.20	$88.04	$60.85
Income from Investment Operations
Net investment income (loss) B,C	.04	.06	(.07) D	(.19)	(.22)	(.28)
Net realized and unrealized gain (loss)	20.98	25.72	33.15	(15.83)	(3.23)	30.57
Total from investment operations	21.02	25.78	33.08	(16.02)	(3.45)	30.29
Distributions from net investment income	-	- E	-	-	-	-
Distributions from net realized gain	(1.43)	(5.42)	-	-	(5.39)	(3.10)
Total distributions	(1.43)	(5.42)	-	-	(5.39)	(3.10)
Net asset value, end of period	$136.21	$116.62	$96.26	$63.18	$79.20	$88.04
Total Return F,G	18.47%	27.41%	52.36%	(20.23)%	(4.65)%	51.48%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.57% J	.58%	.62%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.57 % J	.58%	.61%	.62%	.61%	.64%
Expenses net of all reductions, if any	.57% J	.58%	.61%	.62%	.61%	.63%
Net investment income (loss)	.07% J	.05%	(.08)% D	(.29)%	(.23)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$69,908	$107,432	$34,325	$3,314	$6,477	$3,817
Portfolio turnover rate K	126 % J	83%	45% L	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Construction and Housing Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Consumer Discretionary - 47.4%
Household Durables - 13.2%
Blu Homes Inc (a)(c)(d)	11,990,913	3,716
Cavco Industries Inc (a)	11,900	6,312,831
DR Horton Inc	49,656	8,415,699
KB Home	70,410	4,474,556
Lennar Corp Class A	28,420	3,783,839
Meritage Homes Corp	57,510	4,467,952
NVR Inc (a)	745	6,047,649
PulteGroup Inc	162,005	21,387,900
Somnigroup International Inc	190,830	16,020,179
Toll Brothers Inc	101,020	14,041,780
TopBuild Corp (a)	40,040	16,847,230
Whirlpool Corp (b)	21,970	2,046,506
		103,849,837
Specialty Retail - 34.2%
Floor & Decor Holdings Inc Class A (a)	192,090	15,736,013
Home Depot Inc/The	331,170	134,710,021
Lowe's Cos Inc	410,465	105,924,598
Restoration Hardware Inc (a)	13,200	2,978,844
Williams-Sonoma Inc	44,080	8,295,415
		267,644,891
TOTAL CONSUMER DISCRETIONARY		371,494,728

Industrials - 30.8%
Building Products - 19.9%
AAON Inc (b)	50,540	4,192,293
American Woodmark Corp (a)	37,530	2,423,312
Apogee Enterprises Inc	32,730	1,439,301
Armstrong World Industries Inc	48,380	9,471,353
Builders FirstSource Inc (a)	105,615	14,646,688
Carlisle Cos Inc (b)	32,450	12,522,131
Carrier Global Corp	182,290	11,885,308
Johnson Controls International plc	421,001	45,000,797
Simpson Manufacturing Co Inc	53,390	10,203,897
Trane Technologies PLC	105,990	44,049,444
		155,834,524
Construction & Engineering - 10.7%
AECOM	85,720	10,705,571
Comfort Systems USA Inc	21,670	15,242,245
EMCOR Group Inc	25,190	15,617,800
Fluor Corp (a)	99,900	4,097,897
Quanta Services Inc	74,229	28,055,593
WillScot Holdings Corp	406,970	9,864,953
		83,584,059
Ground Transportation - 0.2%
U-Haul Holding Co Class N	25,900	1,353,016
TOTAL INDUSTRIALS		240,771,599

Materials - 11.2%
Chemicals - 0.3%
Sherwin-Williams Co/The	5,970	2,184,005
Construction Materials - 10.9%
CRH PLC	319,100	36,042,346
Eagle Materials Inc	25,730	5,941,057
James Hardie Industries PLC (a)	79,629	1,602,932
James Hardie Industries PLC depository receipt (a)	271,934	5,522,713
Martin Marietta Materials Inc (b)	51,640	31,830,896
Vulcan Materials Co	15,126	4,404,086
		85,344,030
TOTAL MATERIALS		87,528,035

Real Estate - 10.0%
Real Estate Management & Development - 0.4%
Compass Inc Class A (a)	358,820	3,258,085
Residential REITs - 9.6%
Camden Property Trust	89,320	10,002,054
Elme Communities	706,860	12,073,169
Equity Residential	41,670	2,755,220
Essex Property Trust Inc	38,850	10,497,659
Invitation Homes Inc	609,050	19,057,175
Mid-America Apartment Communities Inc	110	16,039
Sun Communities Inc	164,590	20,881,533
		75,282,849
TOTAL REAL ESTATE		78,540,934

TOTAL UNITED STATES		778,335,296
TOTAL COMMON STOCKS (Cost $400,139,505)		778,335,296

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	4,656,233	4,657,165
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	6,438,656	6,439,300
TOTAL MONEY MARKET FUNDS (Cost $11,096,465)			11,096,465

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $411,235,970)	789,431,761
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(6,465,200)
NET ASSETS - 100.0%	782,966,561

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,716 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,715,820	69,235,559	69,294,214	62,153	-	-	4,657,165	4,656,233	0.0%
Fidelity Securities Lending Cash Central Fund	1,886,925	112,413,336	107,860,961	5,141	-	-	6,439,300	6,438,656	0.0%
Total	6,602,745	181,648,895	177,155,175	67,294	-	-	11,096,465

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	371,494,728	371,491,012	-	3,716
Industrials	240,771,599	240,771,599	-	-
Materials	87,528,035	82,005,322	5,522,713	-
Real Estate	78,540,934	78,540,934	-	-

Money Market Funds	11,096,465	11,096,465	-	-
Total Investments in Securities:	789,431,761	783,905,332	5,522,713	3,716
Construction and Housing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,472,831) - See accompanying schedule:
Unaffiliated issuers (cost $400,139,505)	$778,335,296
Fidelity Central Funds (cost $11,096,465)	11,096,465

Total Investment in Securities (cost $411,235,970)		$789,431,761
Receivable for fund shares sold		572,846
Dividends receivable		216,389
Distributions receivable from Fidelity Central Funds		13,207
Prepaid expenses		1,001
Total assets		790,235,204
Liabilities
Payable for fund shares redeemed	$378,318
Accrued management fee	424,906
Other payables and accrued expenses	26,119
Collateral on securities loaned	6,439,300
Total liabilities		7,268,643
Net Assets		$782,966,561
Net Assets consist of:
Paid in capital		$396,386,930
Total accumulated earnings (loss)		386,579,631
Net Assets		$782,966,561
Net Asset Value, offering price and redemption price per share ($782,966,561 ÷ 6,028,420 shares)		$129.88
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$6,420,130
Income from Fidelity Central Funds (including $5,141 from security lending)		67,294
Total income		6,487,424
Expenses
Management fee	$2,439,365
Custodian fees and expenses	4,610
Independent trustees' fees and expenses	1,402
Registration fees	26,727
Audit fees	22,558
Legal	177
Miscellaneous	1,677
Total expenses		2,496,516
Net Investment income (loss)		3,990,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,048,127
Foreign currency transactions	8,986
Total net realized gain (loss)		7,057,113
Change in net unrealized appreciation (depreciation) on investment securities		60,770,994
Net gain (loss)		67,828,107
Net increase (decrease) in net assets resulting from operations		$71,819,015
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,990,908	$6,014,380
Net realized gain (loss)	7,057,113	27,811,202
Change in net unrealized appreciation (depreciation)	60,770,994	9,548,092
Net increase (decrease) in net assets resulting from operations	71,819,015	43,373,674
Distributions to shareholders	(5,121,682)	(33,106,764)

Share transactions
Proceeds from sales of shares	44,662,983	307,829,049
Reinvestment of distributions	4,682,127	30,199,728
Cost of shares redeemed	(115,212,369)	(308,590,138)

Net increase (decrease) in net assets resulting from share transactions	(65,867,259)	29,438,639
Total increase (decrease) in net assets	830,074	39,705,549

Net Assets
Beginning of period	782,136,487	742,430,938
End of period	$782,966,561	$782,136,487

Other Information
Shares
Sold	374,841	2,494,027
Issued in reinvestment of distributions	43,922	252,978
Redeemed	(993,706)	(2,555,819)
Net increase (decrease)	(574,943)	191,186

Financial Highlights
Construction and Housing Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$118.45	$115.78	$88.48	$89.80	$77.53	$58.56
Income from Investment Operations
Net investment income (loss) B,C	.64	.89	.90	.76	.57	.59
Net realized and unrealized gain (loss)	11.60	6.60	27.28	(1.42)	17.59	21.82
Total from investment operations	12.24	7.49	28.18	(.66)	18.16	22.41
Distributions from net investment income	-	(.85)	(.88)	(.66)	(.53)	(.61)
Distributions from net realized gain	(.81)	(3.97)	-	-	(5.36)	(2.83)
Total distributions	(.81)	(4.82)	(.88)	(.66)	(5.89)	(3.44)
Net asset value, end of period	$129.88	$118.45	$115.78	$88.48	$89.80	$77.53
Total Return D,E	10.48%	6.47%	31.93%	(.70)%	22.95%	41.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H	.69%	.77%	.77%	.75%	.78%
Expenses net of fee waivers, if any	.68 % H	.69%	.76%	.76%	.75%	.78%
Expenses net of all reductions, if any	.68% H	.69%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.09% H	.73%	.93%	.90%	.60%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$782,967	$782,136	$742,431	$498,697	$713,338	$343,461
Portfolio turnover rate I	13 % H	36%	27%	20%	70%	93%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Consumer Discretionary Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.0%
Consumer Discretionary - 2.0%
Automobile Components - 2.0%
Aptiv PLC	128,210	10,196,541
BRAZIL - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
MercadoLibre Inc (a)	2,430	6,009,171
CANADA - 2.2%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International Inc	79,100	5,009,158
Specialty Retail - 1.2%
Aritzia Inc Subordinate Voting Shares (a)	97,400	5,831,163
TOTAL CANADA		10,840,321
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,723	1,017,318
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	23,893	1,077,096
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	5,620	1,726,295
UNITED STATES - 93.7%
Consumer Discretionary - 91.8%
Automobile Components - 0.7%
American Axle & Manufacturing Holdings Inc (a)	232,300	1,351,986
LCI Industries (b)	19,150	2,018,793
		3,370,779
Automobiles - 15.0%
General Motors Co	133,720	7,834,654
Tesla Inc (a)	201,996	67,440,405
		75,275,059
Broadline Retail - 25.1%
Amazon.com Inc (a)	525,515	120,342,936
Etsy Inc (a)	44,100	2,337,741
Ollie's Bargain Outlet Holdings Inc (a)	24,292	3,081,197
		125,761,874
Hotels, Restaurants & Leisure - 16.8%
Aramark	51,424	2,011,193
Booking Holdings Inc	2,048	11,466,854
Caesars Entertainment Inc (a)	53,538	1,433,212
Carnival Corp (a)	161,340	5,145,133
Chipotle Mexican Grill Inc (a)	129,320	5,449,545
Churchill Downs Inc	24,552	2,546,779
Domino's Pizza Inc	18,904	8,663,703
Hilton Worldwide Holdings Inc	44,651	12,326,355
Marriott International Inc/MD Class A1	10,429	2,793,512
McDonald's Corp	50,005	15,678,568
Penn Entertainment Inc (a)(b)	86,984	1,759,686
Red Rock Resorts Inc Class A	44,460	2,750,740
Royal Caribbean Cruises Ltd	10,440	3,792,017
Starbucks Corp	35,770	3,154,556
Wyndham Hotels & Resorts Inc (b)	61,400	5,317,854
		84,289,707
Household Durables - 6.1%
Cavco Industries Inc (a)	6,170	3,273,123
PulteGroup Inc	53,670	7,085,513
Somnigroup International Inc (b)	166,487	13,976,584
TopBuild Corp (a)	15,030	6,324,023
		30,659,243
Specialty Retail - 22.9%
Academy Sports & Outdoors Inc (b)	115,400	6,179,670
Dick's Sporting Goods Inc	44,997	9,575,362
Floor & Decor Holdings Inc Class A (a)	91,897	7,528,202
Gap Inc/The	73,500	1,617,734
Group 1 Automotive Inc (b)	11,930	5,544,825
Home Depot Inc/The	51,401	20,908,385
Lowe's Cos Inc	82,861	21,383,110
O'Reilly Automotive Inc (a)	25,055	2,597,702
Restoration Hardware Inc (a)	10,100	2,279,267
Ross Stores Inc	58,680	8,635,349
Sally Beauty Holdings Inc (a)(b)	159,839	2,215,369
TJX Cos Inc/The	109,257	14,925,599
Ulta Beauty Inc (a)	5,940	2,926,816
Wayfair Inc Class A (a)	21,931	1,636,053
Williams-Sonoma Inc	37,140	6,989,377
		114,942,820
Textiles, Apparel & Luxury Goods - 5.2%
Capri Holdings Ltd (a)	73,460	1,512,541
Deckers Outdoor Corp (a)	42,162	5,043,840
NIKE Inc Class B	123,872	9,583,977
PVH Corp	39,658	3,343,963
Tapestry Inc	65,888	6,708,716
		26,193,037
TOTAL CONSUMER DISCRETIONARY		460,492,519

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Dollar Tree Inc (a)	47,510	5,186,668
Performance Food Group Co (a)	9,308	943,831
		6,130,499
Materials - 0.7%
Construction Materials - 0.7%
James Hardie Industries PLC (a)	16,560	333,352
James Hardie Industries PLC depository receipt (a)	157,305	3,194,711
		3,528,063
TOTAL UNITED STATES		470,151,081
TOTAL COMMON STOCKS (Cost $227,489,530)		501,017,823

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	2,276,463	2,276,918
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	16,963,354	16,965,050
TOTAL MONEY MARKET FUNDS (Cost $19,241,968)			19,241,968

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $246,731,498)	520,259,791
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(18,264,197)
NET ASSETS - 100.0%	501,995,594

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,600,227	42,288,188	41,611,497	22,486	-	-	2,276,918	2,276,463	0.0%
Fidelity Securities Lending Cash Central Fund	9,042,500	133,142,334	125,219,784	3,382	-	-	16,965,050	16,963,354	0.1%
Total	10,642,727	175,430,522	166,831,281	25,868	-	-	19,241,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	491,359,261	490,341,943	1,017,318	-
Consumer Staples	6,130,499	6,130,499	-	-
Materials	3,528,063	333,352	3,194,711	-

Money Market Funds	19,241,968	19,241,968	-	-
Total Investments in Securities:	520,259,791	516,047,762	4,212,029	-
Consumer Discretionary Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,657,296) - See accompanying schedule:
Unaffiliated issuers (cost $227,489,530)	$501,017,823
Fidelity Central Funds (cost $19,241,968)	19,241,968

Total Investment in Securities (cost $246,731,498)		$520,259,791
Receivable for fund shares sold		131,917
Dividends receivable		119,307
Distributions receivable from Fidelity Central Funds		5,372
Prepaid expenses		672
Other receivables		14,146
Total assets		520,531,205
Liabilities
Payable for investments purchased	$910,866
Payable for fund shares redeemed	356,699
Accrued management fee	276,658
Other payables and accrued expenses	26,338
Collateral on securities loaned	16,965,050
Total liabilities		18,535,611
Net Assets		$501,995,594
Net Assets consist of:
Paid in capital		$212,278,178
Total accumulated earnings (loss)		289,717,416
Net Assets		$501,995,594
Net Asset Value, offering price and redemption price per share ($501,995,594 ÷ 7,262,457 shares)		$69.12
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$1,860,594
Income from Fidelity Central Funds (including $3,382 from security lending)		25,868
Total income		1,886,462
Expenses
Management fee	$1,606,765
Custodian fees and expenses	5,758
Independent trustees' fees and expenses	934
Registration fees	25,631
Audit fees	22,715
Legal	1,017
Miscellaneous	1,155
Total expenses		1,663,975
Net Investment income (loss)		222,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,621,779
Foreign currency transactions	8,388
Total net realized gain (loss)		17,630,167
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,322,506
Assets and liabilities in foreign currencies	779
Total change in net unrealized appreciation (depreciation)		14,323,285
Net gain (loss)		31,953,452
Net increase (decrease) in net assets resulting from operations		$32,175,939
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,487	$52,112
Net realized gain (loss)	17,630,167	42,047,658
Change in net unrealized appreciation (depreciation)	14,323,285	11,681,271
Net increase (decrease) in net assets resulting from operations	32,175,939	53,781,041
Distributions to shareholders	(4,553,280)	(40,140,114)

Share transactions
Proceeds from sales of shares	25,185,224	120,649,856
Reinvestment of distributions	4,225,054	37,307,941
Cost of shares redeemed	(104,501,785)	(177,457,186)

Net increase (decrease) in net assets resulting from share transactions	(75,091,507)	(19,499,389)
Total increase (decrease) in net assets	(47,468,848)	(5,858,462)

Net Assets
Beginning of period	549,464,442	555,322,904
End of period	$501,995,594	$549,464,442

Other Information
Shares
Sold	405,072	1,790,673
Issued in reinvestment of distributions	75,799	544,482
Redeemed	(1,690,855)	(2,819,703)
Net increase (decrease)	(1,209,984)	(484,548)

Financial Highlights
Consumer Discretionary Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$64.85	$62.00	$47.54	$63.23	$68.01	$45.58
Income from Investment Operations
Net investment income (loss) B,C	.03	.01	.03	.01	(.16)	(.03)
Net realized and unrealized gain (loss)	4.82	7.89	15.70	(9.85)	1.92	23.23
Total from investment operations	4.85	7.90	15.73	(9.84)	1.76	23.20
Distributions from net investment income	-	(.05)	(.02)	(.02)	-	-
Distributions from net realized gain	(.58)	(5.01)	(1.25)	(5.83)	(6.54)	(.77)
Total distributions	(.58)	(5.05) D	(1.27)	(5.85)	(6.54)	(.77)
Net asset value, end of period	$69.12	$64.85	$62.00	$47.54	$63.23	$68.01
Total Return E,F	7.70%	12.37%	33.59%	(16.87)%	1.88%	50.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.70%	.75%	.76%	.73%	.76%
Expenses net of fee waivers, if any	.69 % I	.69%	.74%	.76%	.73%	.76%
Expenses net of all reductions, if any	.69% I	.69%	.74%	.76%	.73%	.75%
Net investment income (loss)	.09% I	.01%	.05%	.02%	(.22)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$501,996	$549,464	$555,323	$424,791	$418,675	$583,938
Portfolio turnover rate J	19 % I	30%	33%	46%	38%	55%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Leisure Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
UNITED KINGDOM - 4.5%
Consumer Discretionary - 4.5%
Hotels, Restaurants & Leisure - 4.5%
Compass Group PLC	82,600	2,807,387
Flutter Entertainment PLC (a)	84,500	25,955,865
Genius Sports Ltd Class A (a)	220,200	2,816,358

TOTAL UNITED KINGDOM		31,579,610
UNITED STATES - 95.0%
Communication Services - 1.0%
Entertainment - 1.0%
Spotify Technology SA (a)	9,900	6,750,612
Consumer Discretionary - 92.3%
Diversified Consumer Services - 3.0%
Adtalem Global Education Inc (a)	32,899	4,308,124
Bright Horizons Family Solutions Inc (a)	33,100	3,907,124
Service Corp International/US	158,000	12,521,500
		20,736,748
Hotels, Restaurants & Leisure - 89.3%
Airbnb Inc Class A (a)	221,300	28,886,289
Aramark	389,600	15,237,256
Booking Holdings Inc	15,558	87,110,020
Brinker International Inc (a)	22,300	3,478,353
Carnival Corp (a)	750,400	23,930,256
Chipotle Mexican Grill Inc (a)	1,039,350	43,798,209
Domino's Pizza Inc	40,442	18,534,569
DoorDash Inc Class A (a)	120,800	29,626,200
DraftKings Inc Class A (a)	512,600	24,594,548
Dutch Bros Inc Class A (a)	103,886	7,462,131
Hilton Worldwide Holdings Inc (b)	194,632	53,730,110
Las Vegas Sands Corp	315,000	18,153,450
Marriott International Inc/MD Class A1	33,825	9,060,365
McDonald's Corp	311,050	97,526,617
Planet Fitness Inc Class A (a)	77,444	8,116,131
Red Rock Resorts Inc Class A	202,400	12,522,488
Royal Caribbean Cruises Ltd	127,800	46,419,516
Sportradar Holding AG Class A (a)(b)	184,400	5,705,336
Starbucks Corp	378,556	33,384,854
Travel + Leisure Co	85,500	5,404,455
Viking Holdings Ltd (a)	193,700	12,323,194
Wingstop Inc (b)	26,100	8,563,932
Wyndham Hotels & Resorts Inc (b)	164,500	14,247,345
Yum! Brands Inc	110,100	16,181,397
		623,997,021
TOTAL CONSUMER DISCRETIONARY		644,733,769

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
US Foods Holding Corp (a)	84,200	6,533,920
Real Estate - 0.8%
Specialized REITs - 0.8%
VICI Properties Inc	162,800	5,499,384
TOTAL UNITED STATES		663,517,685
TOTAL COMMON STOCKS (Cost $384,585,962)		695,097,295

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	3,972,262	3,973,056
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	22,590,957	22,593,217
TOTAL MONEY MARKET FUNDS (Cost $26,566,273)			26,566,273

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $411,152,235)	721,663,568
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(22,928,651)
NET ASSETS - 100.0%	698,734,917

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,962,247	48,113,521	48,102,712	65,127	-	-	3,973,056	3,972,262	0.0%
Fidelity Securities Lending Cash Central Fund	22,885,694	186,216,772	186,509,249	7,832	-	-	22,593,217	22,590,957	0.1%
Total	26,847,941	234,330,293	234,611,961	72,959	-	-	26,566,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,750,612	6,750,612	-	-
Consumer Discretionary	676,313,379	673,505,992	2,807,387	-
Consumer Staples	6,533,920	6,533,920	-	-
Real Estate	5,499,384	5,499,384	-	-

Money Market Funds	26,566,273	26,566,273	-	-
Total Investments in Securities:	721,663,568	718,856,181	2,807,387	-
Leisure Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,220,941) - See accompanying schedule:
Unaffiliated issuers (cost $384,585,962)	$695,097,295
Fidelity Central Funds (cost $26,566,273)	26,566,273

Total Investment in Securities (cost $411,152,235)		$721,663,568
Foreign currency held at value (cost $556)		556
Receivable for fund shares sold		252,990
Dividends receivable		60,614
Distributions receivable from Fidelity Central Funds		28,648
Prepaid expenses		947
Total assets		722,007,323
Liabilities
Payable for fund shares redeemed	$271,087
Accrued management fee	381,762
Other payables and accrued expenses	26,340
Collateral on securities loaned	22,593,217
Total liabilities		23,272,406
Net Assets		$698,734,917
Net Assets consist of:
Paid in capital		$357,449,901
Total accumulated earnings (loss)		341,285,016
Net Assets		$698,734,917
Net Asset Value, offering price and redemption price per share ($698,734,917 ÷ 32,552,255 shares)		$21.47
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$3,869,826
Income from Fidelity Central Funds (including $7,832 from security lending)		72,959
Total income		3,942,785
Expenses
Management fee	$2,215,892
Custodian fees and expenses	4,030
Independent trustees' fees and expenses	1,233
Registration fees	19,210
Audit fees	23,003
Legal	1,447
Miscellaneous	1,523
Total expenses		2,266,338
Net Investment income (loss)		1,676,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,720,133
Foreign currency transactions	(4,072)
Total net realized gain (loss)		31,716,061
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,013,989)
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		(18,013,916)
Net gain (loss)		13,702,145
Net increase (decrease) in net assets resulting from operations		$15,378,592
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,676,447	$2,572,851
Net realized gain (loss)	31,716,061	69,257,969
Change in net unrealized appreciation (depreciation)	(18,013,916)	59,866,225
Net increase (decrease) in net assets resulting from operations	15,378,592	131,697,045
Distributions to shareholders	(26,001,851)	(48,883,590)

Share transactions
Proceeds from sales of shares	33,453,135	54,789,980
Reinvestment of distributions	23,734,766	44,540,421
Cost of shares redeemed	(69,884,460)	(136,786,361)

Net increase (decrease) in net assets resulting from share transactions	(12,696,559)	(37,455,960)
Total increase (decrease) in net assets	(23,319,818)	45,357,495

Net Assets
Beginning of period	722,054,735	676,697,240
End of period	$698,734,917	$722,054,735

Other Information
Shares
Sold	1,643,225	2,648,972
Issued in reinvestment of distributions	1,318,598	2,174,219
Redeemed	(3,502,608)	(6,893,629)
Net increase (decrease)	(540,785)	(2,070,438)

Financial Highlights
Leisure Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.82	$19.24	$15.85	$16.38	$18.94	$13.89
Income from Investment Operations
Net investment income (loss) B,C	.05	.08	.09	.07	.01	.07
Net realized and unrealized gain (loss)	.41	4.02	3.60	(.12)	1.41	5.40
Total from investment operations	.46	4.10	3.69	(.05)	1.42	5.47
Distributions from net investment income	-	(.11)	(.07)	(.05)	(.02)	(.08)
Distributions from net realized gain	(.81)	(1.41)	(.23)	(.42)	(3.96)	(.34)
Total distributions	(.81)	(1.52)	(.30)	(.48) D	(3.98)	(.42)
Net asset value, end of period	$21.47	$21.82	$19.24	$15.85	$16.38	$18.94
Total Return E,F	2.82%	21.91%	23.47%	(.22)%	7.53%	41.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.69%	.73%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.68 % I	.69%	.73%	.74%	.73%	.77%
Expenses net of all reductions, if any	.68% I	.69%	.73%	.74%	.73%	.76%
Net investment income (loss)	.51% I	.39%	.51%	.45%	.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$698,735	$722,055	$676,697	$563,381	$646,800	$653,709
Portfolio turnover rate J	44 % I	43%	39%	46%	79%	72%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Retailing Portfolio
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 3.6%
Consumer Discretionary - 3.6%
Broadline Retail - 3.6%
MercadoLibre Inc (a)	40,113	99,195,839
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	222,837	13,340,851
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (a)	296,839	11,671,709
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (a)	184,900	9,638,837
UNITED STATES - 93.2%
Consumer Discretionary - 70.1%
Broadline Retail - 26.7%
Amazon.com Inc (a)	2,966,247	679,270,563
Etsy Inc (a)	439,179	23,280,879
Ollie's Bargain Outlet Holdings Inc (a)	204,521	25,941,444
		728,492,886
Household Durables - 0.3%
Somnigroup International Inc	103,741	8,709,057
Specialty Retail - 33.9%
Abercrombie & Fitch Co Class A (a)	288,308	26,965,447
American Eagle Outfitters Inc (b)	1,375,492	17,798,866
Bath & Body Works Inc	600,775	17,548,638
Carvana Co Class A (a)	35,129	13,065,178
Dick's Sporting Goods Inc (b)	192,312	40,923,994
Floor & Decor Holdings Inc Class A (a)(b)	430,024	35,227,566
Group 1 Automotive Inc (b)	61,138	28,415,720
Home Depot Inc/The	280,702	114,181,153
Lowe's Cos Inc	739,403	190,810,338
O'Reilly Automotive Inc (a)	934,570	96,896,218
Restoration Hardware Inc (a)(b)	109,549	24,721,923
Ross Stores Inc	428,932	63,121,633
TJX Cos Inc/The	999,472	136,537,870
Ulta Beauty Inc (a)	98,131	48,352,088
Urban Outfitters Inc (a)	259,811	17,428,122
Warby Parker Inc Class A (a)	516,867	13,541,915
Wayfair Inc Class A (a)	140,781	10,502,262
Williams-Sonoma Inc	154,175	29,014,193
		925,053,124
Textiles, Apparel & Luxury Goods - 9.2%
Capri Holdings Ltd (a)(b)	1,023,282	21,069,376
Deckers Outdoor Corp (a)	264,958	31,696,926
Lululemon Athletica Inc (a)	138,555	28,015,821
NIKE Inc Class B (b)	1,273,814	98,554,989
PVH Corp (b)	318,672	26,870,423
Tapestry Inc	450,816	45,902,085
		252,109,620
TOTAL CONSUMER DISCRETIONARY		1,914,364,687

Consumer Staples - 23.1%
Consumer Staples Distribution & Retail - 23.1%
BJ's Wholesale Club Holdings Inc (a)	60,000	5,860,800
Casey's General Stores Inc	102,269	50,574,066
Costco Wholesale Corp	189,200	178,476,144
Dollar Tree Inc (a)	733,596	80,086,675
Grocery Outlet Holding Corp (a)(b)	974,628	17,650,513
Kroger Co/The	333,000	22,590,720
Target Corp	556,075	53,372,079
Walmart Inc	2,295,279	222,596,157
		631,207,154
TOTAL UNITED STATES		2,545,571,841
TOTAL COMMON STOCKS (Cost $1,374,108,204)		2,679,419,077

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	53,990,394	54,001,193
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	45,988,482	45,993,081
TOTAL MONEY MARKET FUNDS (Cost $99,994,274)			99,994,274

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,474,102,478)	2,779,413,351
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(46,868,821)
NET ASSETS - 100.0%	2,732,544,530

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,201,886	339,640,871	309,841,564	286,170	-	-	54,001,193	53,990,394	0.1%
Fidelity Securities Lending Cash Central Fund	87,724,476	771,730,304	813,461,699	10,374	-	-	45,993,081	45,988,482	0.2%
Total	111,926,362	1,111,371,175	1,123,303,263	296,544	-	-	99,994,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	2,048,211,923	2,048,211,923	-	-
Consumer Staples	631,207,154	631,207,154	-	-

Money Market Funds	99,994,274	99,994,274	-	-
Total Investments in Securities:	2,779,413,351	2,779,413,351	-	-
Retailing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $149,928,998) - See accompanying schedule:
Unaffiliated issuers (cost $1,374,108,204)	$2,679,419,077
Fidelity Central Funds (cost $99,994,274)	99,994,274

Total Investment in Securities (cost $1,474,102,478)		$2,779,413,351
Receivable for fund shares sold		124,349
Dividends receivable		1,866,063
Distributions receivable from Fidelity Central Funds		26,534
Prepaid expenses		3,693
Total assets		2,781,433,990
Liabilities
Payable for fund shares redeemed	$1,447,910
Accrued management fee	1,422,881
Other payables and accrued expenses	29,922
Collateral on securities loaned	45,988,747
Total liabilities		48,889,460
Net Assets		$2,732,544,530
Net Assets consist of:
Paid in capital		$1,121,722,098
Total accumulated earnings (loss)		1,610,822,432
Net Assets		$2,732,544,530
Net Asset Value, offering price and redemption price per share ($2,732,544,530 ÷ 135,722,234 shares)		$20.13
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$11,560,750
Income from Fidelity Central Funds (including $10,374 from security lending)		296,544
Total income		11,857,294
Expenses
Management fee	$8,482,407
Custodian fees and expenses	10,341
Independent trustees' fees and expenses	5,178
Registration fees	25,719
Audit fees	25,228
Legal	1,180
Interest	6,456
Miscellaneous	6,427
Total expenses		8,562,936
Net Investment income (loss)		3,294,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	303,706,437
Foreign currency transactions	(1,438)
Total net realized gain (loss)		303,704,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(281,876,076)
Assets and liabilities in foreign currencies	3,182
Total change in net unrealized appreciation (depreciation)		(281,872,894)
Net gain (loss)		21,832,105
Net increase (decrease) in net assets resulting from operations		$25,126,463
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,294,358	$4,011,946
Net realized gain (loss)	303,704,999	299,876,316
Change in net unrealized appreciation (depreciation)	(281,872,894)	52,098,267
Net increase (decrease) in net assets resulting from operations	25,126,463	355,986,529
Distributions to shareholders	(110,682,139)	(364,880,030)

Share transactions
Proceeds from sales of shares	39,001,859	140,208,884
Reinvestment of distributions	102,661,952	338,623,480
Cost of shares redeemed	(325,392,308)	(546,827,603)

Net increase (decrease) in net assets resulting from share transactions	(183,728,497)	(67,995,239)
Total increase (decrease) in net assets	(269,284,173)	(76,888,740)

Net Assets
Beginning of period	3,001,828,703	3,078,717,443
End of period	$2,732,544,530	$3,001,828,703

Other Information
Shares
Sold	2,071,060	6,835,154
Issued in reinvestment of distributions	5,863,047	16,941,603
Redeemed	(17,179,442)	(27,034,518)
Net increase (decrease)	(9,245,335)	(3,257,761)

Financial Highlights
Retailing Portfolio

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.71	$20.77	$16.75	$19.92	$23.50	$15.71
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	.05	.05	(.02)	(.01)
Net realized and unrealized gain (loss)	.18	2.45	5.36	(2.76)	.11	9.35
Total from investment operations	.20	2.48	5.41	(2.71)	.09	9.34
Distributions from net investment income	-	(.03)	(.06)	(.06)	-	-
Distributions from net realized gain	(.78)	(2.51)	(1.33)	(.41)	(3.67)	(1.55)
Total distributions	(.78)	(2.54)	(1.39)	(.46) D	(3.67)	(1.55)
Net asset value, end of period	$20.13	$20.71	$20.77	$16.75	$19.92	$23.50
Total Return E,F	1.55%	12.77%	33.23%	(13.86)%	(1.23)%	59.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.72%	.72%	.70%	.73%
Expenses net of fee waivers, if any	.64 % I	.64%	.71%	.72%	.70%	.73%
Expenses net of all reductions, if any	.64% I	.64%	.71%	.72%	.70%	.73%
Net investment income (loss)	.24% I	.13%	.28%	.31%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,732,545	$3,001,829	$3,078,717	$2,774,090	$3,704,191	$4,055,939
Portfolio turnover rate J	77 % I	39%	49%	32%	33%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Automotive Portfolio	56,075,530	33,045,808	(253,923)	32,791,885
Communication Services Portfolio	1,367,155,448	954,215,358	(33,233,743)	920,981,615
Construction and Housing Portfolio	413,485,350	390,988,698	(15,042,287)	375,946,411
Consumer Discretionary Portfolio	247,152,981	278,126,808	(5,019,998)	273,106,810
Leisure Portfolio	412,919,609	313,371,627	(4,627,668)	308,743,959
Retailing Portfolio	1,489,801,840	1,341,285,952	(51,674,441)	1,289,611,511

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Automotive Portfolio	(160,289)	-	(160,289)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period January 1, 2025 to February 28,2025. Loss deferrals were as follows:

Ordinary losses ($)
Consumer Discretionary Portfolio	(342,012)
Retailing Portfolio	827,491)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	38,249,162	43,414,210
Communication Services Portfolio	1,228,056,206	1,171,768,677
Construction and Housing Portfolio	47,602,802	114,787,337
Consumer Discretionary Portfolio	46,061,352	124,741,139
Leisure Portfolio	146,036,512	183,146,228
Retailing Portfolio	1,040,394,542	1,363,892,171
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Automotive Portfolio	.72
Communication Services Portfolio
Class A	.72
Class M	.72
Class C	.71
Communication Services	.71
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.70
Consumer Discretionary Portfolio	.68
Leisure Portfolio	.68
Retailing Portfolio	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Automotive Portfolio	.67
Communication Services Portfolio
Class A	.68
Class M	.68
Class C	.68
Communication Services	.64
Class I	.68
Class Z	.56
Construction and Housing Portfolio	.67
Consumer Discretionary Portfolio	.67
Leisure Portfolio	.67
Retailing Portfolio	.63

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Communication Services Portfolio
Class A	- %	.25%	100,323	179
Class M	.25%	.25%	33,956	-
Class C	.75%	.25%	60,892	6,536
			195,171	6,715

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Communication Services Portfolio
Class A	24,013
Class M	1,346
Class C A	24
25,383

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Automotive Portfolio	2,599
Communication Services Portfolio	34,195
Construction and Housing Portfolio	465
Consumer Discretionary Portfolio	854
Leisure Portfolio	4,006
Retailing Portfolio	30,984

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	Borrower	6,182,333	4.56%	2,349
Retailing Portfolio	Borrower	5,646,444	4.57%	6,456

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Automotive Portfolio	185,182	424,839	(32,795)
Communication Services Portfolio	65,334,131	21,108,259	4,522,889
Construction and Housing Portfolio	4,142,255	4,889,443	1,313,140
Consumer Discretionary Portfolio	2,578,930	9,848,431	1,689,231
Leisure Portfolio	857,665	7,931,389	(33,406)
Retailing Portfolio	65,897,478	104,235,533	46,556,614

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Automotive Portfolio	52
Communication Services Portfolio	1,367
Construction and Housing Portfolio	585
Consumer Discretionary Portfolio	396
Leisure Portfolio	516
Retailing Portfolio	2,193
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Automotive Portfolio	3,928	-	-
Communication Services Portfolio	7,188	6	-
Construction and Housing Portfolio	652	-	-
Consumer Discretionary Portfolio	335	-	-
Leisure Portfolio	821	-	-
Retailing Portfolio	1,129	1	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Construction and Housing Portfolio	44,994,100
Consumer Discretionary Portfolio	8,301,145
Leisure Portfolio	14,824,251
Retailing Portfolio	108,605,532
8. Expense Reductions.
Through arrangements with each custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Automotive Portfolio	152

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Communication Services Portfolio
Distributions to shareholders
Class A	$915,035	$3,150,958
Class M	140,712	541,053
Class C	111,836	648,624
Communication Services	21,079,725	69,610,345
Class I	1,329,522	2,964,835
Class Z	710,537	3,420,881
Total	$24,287,367	$80,336,696
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Communication Services Portfolio
Class A
Shares sold	140,150	207,533	$16,529,237	$21,790,772
Reinvestment of distributions	9,325	30,153	910,076	3,132,587
Shares redeemed	(97,847)	(143,809)	(10,949,018)	(14,995,550)
Net increase (decrease)	51,628	93,877	$6,490,295	$9,927,809
Class M
Shares sold	9,314	27,121	$1,113,881	$2,873,861
Reinvestment of distributions	1,457	5,264	140,474	540,037
Shares redeemed	(9,076)	(15,748)	(970,278)	(1,572,190)
Net increase (decrease)	1,695	16,637	$284,077	$1,841,708
Class C
Shares sold	11,728	20,456	$1,340,702	$2,062,938
Reinvestment of distributions	1,189	6,202	111,285	613,388
Shares redeemed	(16,672)	(54,693)	(1,766,210)	(5,539,794)
Net increase (decrease)	(3,755)	(28,035)	$(314,223)	$(2,863,468)
Communication Services
Shares sold	2,683,430	3,214,127	$331,009,963	$353,910,963
Reinvestment of distributions	197,594	615,226	19,554,039	64,579,378
Shares redeemed	(2,229,230)	(4,241,618)	(248,803,777)	(440,760,332)
Net increase (decrease)	651,794	(412,265)	$101,760,225	$(22,269,991)
Class I
Shares sold	307,118	377,260	$34,340,371	$39,866,641
Reinvestment of distributions	13,054	27,781	1,288,805	2,949,739
Shares redeemed	(160,355)	(207,156)	(18,210,772)	(22,152,951)
Net increase (decrease)	159,817	197,885	$17,418,404	$20,663,429
Class Z
Shares sold	129,914	856,966	$15,066,112	$89,675,414
Reinvestment of distributions	3,043	7,877	303,360	847,405
Shares redeemed	(540,976)	(300,163)	(59,028,500)	(33,073,057)
Net increase (decrease)	(408,019)	564,680	$(43,659,028)	$57,449,762
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of Consumer Discretionary Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Consumer Discretionary Portfolio and Fidelity Advisor Consumer Discretionary Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on November 6, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Consumer Discretionary Fund in exchange for corresponding shares of Consumer Discretionary Portfolio equal in value to the net assets of Fidelity Advisor Consumer Discretionary Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Consumer Discretionary Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Consumer Discretionary Fund shareholder approval and is expected to become effective during October 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Communication Services Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Retailing Portfolio underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund, or each class of the fund, as applicable, receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of each fund (or the retail class for Communication Services Portfolio), the Board considered the effective management fee rate for the fund or the retail class, as applicable, from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees (for Communication Services Portfolio). The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, the data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund or, for Communication Services Portfolio, the retail class of each fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund or, for Communication Services Portfolio, the retail class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund or, for Communication Services Portfolio, the retail class of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund or, for Communication Services Portfolio, the retail class of each fund relative to the asset-sized peer group. The asset- sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the fund (or the retail class for Communication Services Portfolio) ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund (or the retail class for Communication Services Portfolio) ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
For Communication Services Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board considered that Fidelity has contractually agreed to reimburse the Automotive Portfolio to the extent that total operating expenses to the extent that total operating expenses, with certain exceptions, exceed 0.90% through June 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Consumer Discretionary Portfolio

At its July 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M of the fund is above the median of those funds and classes used by the Board for management fee comparison that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2026.

1.813637.120
SELCON-SANN-1025
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Environment and Alternative Energy Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	23,510	1,869,750
CANADA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	37,140	2,874,265
GERMANY - 2.1%
Industrials - 2.1%
Electrical Equipment - 2.1%
Siemens Energy AG (a)	111,990	11,913,425
NETHERLANDS - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
NXP Semiconductors NV	73,080	17,162,838
UNITED KINGDOM - 1.0%
Utilities - 1.0%
Water Utilities - 1.0%
Severn Trent PLC	158,290	5,532,612
UNITED STATES - 92.7%
Consumer Discretionary - 10.5%
Automobiles - 9.1%
Rivian Automotive Inc Class A (a)(b)	150,790	2,046,220
Tesla Inc (a)	147,830	49,356,002
		51,402,222
Household Durables - 1.4%
KB Home	30,360	1,929,378
TopBuild Corp (a)	14,280	6,008,453
		7,937,831
TOTAL CONSUMER DISCRETIONARY		59,340,053

Energy - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	69,860	3,171,644
Oil, Gas & Consumable Fuels - 0.4%
Centrus Energy Corp Class A (a)(b)	12,890	2,600,300
TOTAL ENERGY		5,771,944

Industrials - 36.8%
Aerospace & Defense - 4.2%
ATI Inc (a)	38,600	2,993,044
GE Aerospace	61,320	16,875,264
Woodward Inc	16,720	4,126,830
		23,995,138
Building Products - 5.4%
Advanced Drainage Systems Inc	29,700	4,275,909
Builders FirstSource Inc (a)	10,490	1,454,753
Carrier Global Corp	29,880	1,948,176
Johnson Controls International plc	79,500	8,497,755
Trane Technologies PLC	35,130	14,600,028
		30,776,621
Commercial Services & Supplies - 3.8%
Clean Harbors Inc (a)	18,190	4,405,800
Montrose Environmental Group Inc (a)(b)	130,758	4,061,343
Republic Services Inc	49,550	11,593,214
Tetra Tech Inc	36,830	1,341,348
		21,401,705
Construction & Engineering - 3.2%
AECOM	40,130	5,011,836
Comfort Systems USA Inc	8,110	5,704,412
EMCOR Group Inc	5,490	3,403,799
WillScot Holdings Corp	173,990	4,217,518
		18,337,565
Electrical Equipment - 6.6%
Acuity Inc	23,580	7,698,163
Eaton Corp PLC	53,840	18,797,698
Emerson Electric Co	43,860	5,789,520
GE Vernova Inc	5,350	3,279,390
NEXTracker Inc Class A (a)	30,530	2,053,447
		37,618,218
Ground Transportation - 2.4%
Norfolk Southern Corp	48,450	13,565,031
Industrial Conglomerates - 1.1%
3M Co	41,670	6,480,935
Machinery - 7.7%
Cummins Inc	27,912	11,121,257
Deere & Co	5,190	2,484,142
Ingersoll Rand Inc	75,330	5,983,462
Parker-Hannifin Corp	7,340	5,573,629
Pentair PLC	53,566	5,759,952
Watts Water Technologies Inc Class A	18,780	5,200,182
Westinghouse Air Brake Technologies Corp	36,580	7,078,230
		43,200,854
Professional Services - 1.1%
KBR Inc	119,780	6,044,099
Trading Companies & Distributors - 1.3%
Core & Main Inc Class A (a)	90,700	5,870,104
Ferguson Enterprises Inc	6,310	1,458,557
		7,328,661
TOTAL INDUSTRIALS		208,748,827

Information Technology - 28.3%
Communications Equipment - 7.4%
Arista Networks Inc	161,210	22,013,226
Cisco Systems Inc	289,840	20,025,045
		42,038,271
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp (a)	31,140	2,817,236
Vontier Corp	73,140	3,138,437
		5,955,673
IT Services - 3.5%
IBM Corporation	82,453	20,076,481
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices Inc	50,900	12,791,679
Enphase Energy Inc (a)	39,960	1,506,492
First Solar Inc (a)	31,300	6,109,447
Universal Display Corp	24,480	3,392,683
		23,800,301
Software - 11.7%
Microsoft Corp	124,230	62,946,099
Zoom Communications Inc Class A (a)	32,680	2,660,805
		65,606,904
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	23,930	2,923,050
TOTAL INFORMATION TECHNOLOGY		160,400,680

Materials - 8.8%
Chemicals - 6.6%
Axalta Coating Systems Ltd (a)	107,080	3,347,321
Linde PLC	69,870	33,418,122
		36,765,443
Construction Materials - 1.4%
James Hardie Industries PLC (a)	181,074	3,645,020
Vulcan Materials Co	15,590	4,539,184
		8,184,204
Metals & Mining - 0.6%
Carpenter Technology Corp	15,250	3,673,420
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	12,500	1,188,875
TOTAL MATERIALS		49,811,942

Real Estate - 3.6%
Industrial REITs - 3.6%
Prologis Inc	179,110	20,379,136
Utilities - 3.8%
Electric Utilities - 3.1%
Entergy Corp	68,540	6,037,689
NextEra Energy Inc	56,080	4,040,563
PG&E Corp	458,320	7,003,130
		17,081,382
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	22,480	4,251,193
TOTAL UTILITIES		21,332,575

TOTAL UNITED STATES		525,785,157
TOTAL COMMON STOCKS (Cost $395,902,496)		565,138,047

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $295,699)	14,200	51,119

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	2,214,332	2,214,774
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	5,635,511	5,636,076
TOTAL MONEY MARKET FUNDS (Cost $7,850,849)			7,850,850

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $404,049,044)	573,040,016
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,398,833)
NET ASSETS - 100.0%	567,641,183

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,119 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	34,932,401	32,717,628	34,849	-	1	2,214,774	2,214,332	0.0%
Fidelity Securities Lending Cash Central Fund	9,525,875	30,491,374	34,381,173	18,126	-	-	5,636,076	5,635,511	0.0%
Total	9,525,875	65,423,775	67,098,801	52,975	-	1	7,850,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	61,209,803	61,209,803	-	-
Energy	8,646,209	8,646,209	-	-
Industrials	220,662,252	208,748,827	11,913,425	-
Information Technology	177,563,518	177,563,518	-	-
Materials	49,811,942	49,811,942	-	-
Real Estate	20,379,136	20,379,136	-	-
Utilities	26,865,187	26,865,187	-	-

Convertible Preferred Stocks
Information Technology	51,119	-	-	51,119

Money Market Funds	7,850,850	7,850,850	-	-
Total Investments in Securities:	573,040,016	561,075,472	11,913,425	51,119
Fidelity® Environment and Alternative Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,425,385) - See accompanying schedule:
Unaffiliated issuers (cost $396,198,195)	$565,189,166
Fidelity Central Funds (cost $7,850,849)	7,850,850

Total Investment in Securities (cost $404,049,044)		$573,040,016
Foreign currency held at value (cost $5,508)		5,202
Receivable for fund shares sold		151,964
Dividends receivable		526,084
Distributions receivable from Fidelity Central Funds		10,027
Prepaid expenses		755
Total assets		573,734,048
Liabilities
Payable for fund shares redeemed	$117,997
Accrued management fee	312,926
Other payables and accrued expenses	25,867
Collateral on securities loaned	5,636,075
Total liabilities		6,092,865
Net Assets		$567,641,183
Net Assets consist of:
Paid in capital		$400,966,764
Total accumulated earnings (loss)		166,674,419
Net Assets		$567,641,183
Net Asset Value, offering price and redemption price per share ($567,641,183 ÷ 12,717,386 shares)		$44.64
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$3,027,769
Income from Fidelity Central Funds (including $18,126 from security lending)		52,975
Total income		3,080,744
Expenses
Management fee	$1,747,212
Custodian fees and expenses	8,916
Independent trustees' fees and expenses	973
Registration fees	24,751
Audit fees	25,896
Legal	640
Miscellaneous	1,219
Total expenses		1,809,607
Net Investment income (loss)		1,271,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,403,387
Redemptions in-kind	13,639,515
Foreign currency transactions	(8,058)
Total net realized gain (loss)		44,034,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37,053,916
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	10,999
Total change in net unrealized appreciation (depreciation)		37,064,916
Net gain (loss)		81,099,760
Net increase (decrease) in net assets resulting from operations		$82,370,897
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,271,137	$2,357,100
Net realized gain (loss)	44,034,844	69,076,450
Change in net unrealized appreciation (depreciation)	37,064,916	(14,780,129)
Net increase (decrease) in net assets resulting from operations	82,370,897	56,653,421
Distributions to shareholders	-	(2,333,020)

Share transactions
Proceeds from sales of shares	55,916,509	85,651,263
Reinvestment of distributions	-	2,146,552
Cost of shares redeemed	(96,815,688)	(139,725,302)

Net increase (decrease) in net assets resulting from share transactions	(40,899,179)	(51,927,487)
Total increase (decrease) in net assets	41,471,718	2,392,914

Net Assets
Beginning of period	526,169,465	523,776,551
End of period	$567,641,183	$526,169,465

Other Information
Shares
Sold	1,374,312	2,263,654
Issued in reinvestment of distributions	-	53,197
Redeemed	(2,467,389)	(3,702,431)
Net increase (decrease)	(1,093,077)	(1,385,580)

Financial Highlights
Fidelity® Environment and Alternative Energy Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.10	$34.47	$27.85	$30.97	$30.16	$23.80
Income from Investment Operations
Net investment income (loss) B,C	.10	.16	.18	.15	.11	.24
Net realized and unrealized gain (loss)	6.44	3.63	6.57	(3.09)	3.46	8.02
Total from investment operations	6.54	3.79	6.75	(2.94)	3.57	8.26
Distributions from net investment income	-	(.16)	(.13)	(.18)	(.10)	(.26)
Distributions from net realized gain	-	-	-	-	(2.66)	(1.64)
Total distributions	-	(.16)	(.13)	(.18)	(2.76)	(1.90)
Net asset value, end of period	$44.64	$38.10	$34.47	$27.85	$30.97	$30.16
Total Return D,E	17.17%	10.98%	24.26%	(9.46)%	11.02%	38.97%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H	.69%	.81%	.79%	.79%	.85%
Expenses net of fee waivers, if any	.69 % H	.69%	.80%	.79%	.79%	.85%
Expenses net of all reductions, if any	.69% H	.69%	.80%	.79%	.79%	.85%
Net investment income (loss)	.49% H	.43%	.60%	.52%	.33%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$567,641	$526,169	$523,777	$472,604	$755,742	$373,982
Portfolio turnover rate I	59 % H,J	38%	35%	34%	89%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Natural Resources Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
Wheaton Precious Metals Corp (United States)	193,050	19,386,081
CANADA - 34.9%
Energy - 24.9%
Oil, Gas & Consumable Fuels - 24.9%
Athabasca Oil Corp (b)	5,384,366	23,602,056
Cenovus Energy Inc (United States)	704,100	11,695,101
Enbridge Inc (United States)	90,100	4,355,434
Imperial Oil Ltd (a)	665,100	60,352,250
MEG Energy Corp	1,707,539	35,124,314
Meren Energy Inc	4,867,300	6,308,511
South Bow Corp (United States) (a)	602,120	16,702,809
		158,140,475
Materials - 10.0%
Metals & Mining - 10.0%
Agnico Eagle Mines Ltd/CA (United States)	157,700	22,735,609
Alamos Gold Inc Class A (United States)	208,900	6,361,005
Altius Minerals Corp	255,200	5,570,973
Barrick Mining Corp (United States)	125,700	3,347,391
First Majestic Silver Corp (United States)	191,700	1,752,138
Franco-Nevada Corp	68,500	12,909,932
Metalla Royalty & Streaming Ltd (b)	632,600	3,454,691
Teck Resources Ltd Class B (United States)	232,600	7,952,594
		64,084,333
TOTAL CANADA		222,224,808
PORTUGAL - 2.0%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Galp Energia SGPS SA	650,100	12,625,163
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	74,600	2,742,295
UNITED STATES - 55.7%
Energy - 44.9%
Energy Equipment & Services - 0.2%
Schlumberger NV	27,700	1,020,468
Oil, Gas & Consumable Fuels - 44.7%
Chevron Corp	215,600	34,625,360
ConocoPhillips	381,200	37,727,364
Expand Energy Corp	93,783	9,076,319
Exxon Mobil Corp	791,859	90,501,565
Marathon Petroleum Corp	115,700	20,792,447
Murphy Oil Corp (a)	154,300	3,835,898
Shell PLC ADR	759,700	56,126,636
Valero Energy Corp	206,400	31,374,864
		284,060,453
TOTAL ENERGY		285,080,921

Materials - 10.8%
Chemicals - 1.1%
Mosaic Co/The	232,900	7,778,860
Construction Materials - 3.3%
CRH PLC	81,600	9,216,720
Martin Marietta Materials Inc	18,900	11,649,960
		20,866,680
Containers & Packaging - 3.9%
AptarGroup Inc	32,400	4,512,348
Avery Dennison Corp	26,400	4,531,560
Crown Holdings Inc	50,100	4,978,938
International Paper Co (a)	213,900	10,626,552
		24,649,398
Metals & Mining - 2.5%
Freeport-McMoRan Inc	193,900	8,609,160
Newmont Corp	95,100	7,075,440
		15,684,600
TOTAL MATERIALS		68,979,538

TOTAL UNITED STATES		354,060,459
ZAMBIA - 3.1%
Materials - 3.1%
Metals & Mining - 3.1%
First Quantum Minerals Ltd (b)	1,135,700	19,904,831
TOTAL COMMON STOCKS (Cost $429,861,005)		630,943,637

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	2,156,028	2,156,459
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	26,914,394	26,917,085
TOTAL MONEY MARKET FUNDS (Cost $29,073,544)			29,073,544

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $458,934,549)	660,017,181
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(23,657,233)
NET ASSETS - 100.0%	636,359,948

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,608,638	57,681,609	58,133,787	54,427	-	(1)	2,156,459	2,156,028	0.0%
Fidelity Securities Lending Cash Central Fund	19,093,840	235,032,584	227,209,339	48,722	-	-	26,917,085	26,914,394	0.1%
Total	21,702,478	292,714,193	285,343,126	103,149	-	(1)	29,073,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	458,588,854	458,588,854	-	-
Materials	172,354,783	172,354,783	-	-

Money Market Funds	29,073,544	29,073,544	-	-
Total Investments in Securities:	660,017,181	660,017,181	-	-
Fidelity® Natural Resources Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,686,984) - See accompanying schedule:
Unaffiliated issuers (cost $429,861,005)	$630,943,637
Fidelity Central Funds (cost $29,073,544)	29,073,544

Total Investment in Securities (cost $458,934,549)		$660,017,181
Foreign currency held at value (cost $1)		6
Receivable for investments sold		629,288
Receivable for fund shares sold		586,594
Dividends receivable		3,134,782
Distributions receivable from Fidelity Central Funds		21,947
Prepaid expenses		820
Other receivables		115,309
Total assets		664,505,927
Liabilities
Payable for investments purchased	$250,951
Payable for fund shares redeemed	496,567
Accrued management fee	335,042
Other payables and accrued expenses	146,334
Collateral on securities loaned	26,917,085
Total liabilities		28,145,979
Net Assets		$636,359,948
Net Assets consist of:
Paid in capital		$560,126,370
Total accumulated earnings (loss)		76,233,578
Net Assets		$636,359,948
Net Asset Value, offering price and redemption price per share ($636,359,948 ÷ 12,730,631 shares)		$49.99
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$8,483,690
Income from Fidelity Central Funds (including $48,722 from security lending)		103,149
Total income		8,586,839
Expenses
Management fee	$1,948,492
Custodian fees and expenses	19,086
Independent trustees' fees and expenses	1,063
Registration fees	20,729
Audit fees	29,302
Legal	604
Miscellaneous	1,338
Total expenses		2,020,614
Net Investment income (loss)		6,566,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,800,440
Foreign currency transactions	7,877
Total net realized gain (loss)		14,808,317
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67,225,569
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	456
Total change in net unrealized appreciation (depreciation)		67,226,024
Net gain (loss)		82,034,341
Net increase (decrease) in net assets resulting from operations		$88,600,566
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,566,225	$10,458,762
Net realized gain (loss)	14,808,317	69,349,159
Change in net unrealized appreciation (depreciation)	67,226,024	(55,891,822)
Net increase (decrease) in net assets resulting from operations	88,600,566	23,916,099
Distributions to shareholders	(917,741)	(8,429,039)

Share transactions
Proceeds from sales of shares	72,414,420	167,698,224
Reinvestment of distributions	848,383	7,807,079
Cost of shares redeemed	(96,441,139)	(207,379,374)

Net increase (decrease) in net assets resulting from share transactions	(23,178,336)	(31,874,071)
Total increase (decrease) in net assets	64,504,489	(16,387,011)

Net Assets
Beginning of period	571,855,459	588,242,470
End of period	$636,359,948	$571,855,459

Other Information
Shares
Sold	1,589,077	3,658,826
Issued in reinvestment of distributions	20,922	188,122
Redeemed	(2,174,438)	(4,578,208)
Net increase (decrease)	(564,439)	(731,260)

Financial Highlights
Fidelity® Natural Resources Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.01	$41.94	$39.98	$34.22	$23.21	$20.59
Income from Investment Operations
Net investment income (loss) B,C	.51	.76	.65	.83	.51	.30
Net realized and unrealized gain (loss)	6.54	.94	1.96	5.87	10.91	2.69
Total from investment operations	7.05	1.70	2.61	6.70	11.42	2.99
Distributions from net investment income	(.07)	(.63)	(.65)	(.94)	(.41)	(.37)
Total distributions	(.07)	(.63)	(.65)	(.94)	(.41)	(.37)
Net asset value, end of period	$49.99	$43.01	$41.94	$39.98	$34.22	$23.21
Total Return D,E	16.43%	4.11%	6.57%	19.78%	49.71%	14.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H	.69%	.77%	.77%	.82%	.89%
Expenses net of fee waivers, if any	.69 % H	.69%	.76%	.77%	.81%	.89%
Expenses net of all reductions, if any	.69% H	.69%	.76%	.77%	.81%	.88%
Net investment income (loss)	2.25% H	1.66%	1.60%	2.21%	1.84%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$636,360	$571,855	$588,242	$812,429	$598,034	$292,887
Portfolio turnover rate I	80 % H	68%	50%	74%	98%	90%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	115,309

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Environment and Alternative Energy Fund	404,313,817	180,736,494	(12,010,295)	168,726,199
Fidelity Natural Resources Fund	460,122,351	203,912,230	(4,017,400)	199,894,830

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Environment and Alternative Energy Fund	(47,456,020)	-	(47,456,020)
Fidelity Natural Resources Fund	(109,289,404)	(35,634,130)	(144,923,534)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	156,093,782	172,269,355
Fidelity Natural Resources Fund	235,441,987	251,251,312

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Environment and Alternative Energy Fund	634,728	13,639,515	25,750,900
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.72
Fidelity Natural Resources Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.67
Fidelity Natural Resources Fund	.67

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	5,119
Fidelity Natural Resources Fund	11,267

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Environment and Alternative Energy Fund	17,572,117	16,236,846	4,465,910
Fidelity Natural Resources Fund	3,756,731	15,855,491	2,285,821
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Environment and Alternative Energy Fund	405
Fidelity Natural Resources Fund	447
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Environment and Alternative Energy Fund	1,809	9	-
Fidelity Natural Resources Fund	5,232	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Natural Resources Fund	3,587,364
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environment and Alternative Energy Fund
Fidelity Natural Resources Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Fidelity Environment and Alternative Energy Fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund's management fee is based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio, the Board considered the effective management fee rate for each fund from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the funds, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9901476.104
EAE-NRF-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025